                               TABLE OF CONTENTS
                                                                            PAGE
Domestic Growth Funds Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations............................................... 10
 Statements of Changes in Net Assets.................................... 18
 Notes to Financial Statements.......................................... 26
 Schedules of Investments
  Balanced Fund.........................................................37
  Blue Chip Fund........................................................46
  Capital Value Fund....................................................51
  Growth Fund...........................................................53
  LargeCap Stock Index Fund.............................................55
  MidCap Fund...........................................................63
  Partners Equity Growth Fund...........................................66
  Partners LargeCap Blend Fund..........................................68
  Partners LargeCap Growth Fund.........................................71
  Partners LargeCap Value Fund..........................................72
  Partners MidCap Growth Fund...........................................75
  Partners SmallCap Growth Fund.........................................78
  Real Estate Fund......................................................81
  SmallCap Fund.........................................................82
  Utilities Fund........................................................88
 Financial Highlights................................................... 90

International Growth Funds Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 105
 Statements of Operations............................................... 108
 Statements of Changes in Net Assets.................................... 111
 Notes to Financial Statements.......................................... 114
 Schedules of Investments
  European Equity Fund..................................................123
  International Emerging Markets Fund...................................125
  International Fund....................................................128
  International SmallCap Fund...........................................131
  Pacific Basin Fund....................................................134
 Financial Highlights................................................... 137

Income Funds Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 142
 Statements of Operations............................................... 145
 Statements of Changes in Net Assets.................................... 148
 Notes to Financial Statements.......................................... 151
 Schedules of Investments
  Bond Fund.............................................................158
  Government Securities Income Fund.....................................163
  High Yield Fund.......................................................164
  Limited Term Bond Fund................................................167
  Tax-Exempt Bond Fund..................................................172
 Financial Highlights................................................... 175

Money Market Fund Financial Statements and Highlights
 Statement of Assets and Liabilities.................................... 180
 Statement of Operations................................................ 181
 Statements of Changes in Net Assets.................................... 182
 Notes to Financial Statements.......................................... 183
 Schedule of Investments
  Cash Management Fund..................................................186
Financial Highlights....................................................190
Fund Directors..........................................................191

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                   BALANCED        BLUE CHIP
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $119,738,194    $187,338,974
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $112,608,378    $175,602,551
Cash...........................................        10,523          10,000
Receivables:
 Capital Shares sold...........................           741           3,135
 Dividends and interest........................       520,989         122,812
 Investment securities sold....................       210,926              --
 Variation margin on futures contracts.........            --          33,825
Other assets...................................         5,329           3,311
                                                 ------------    ------------
                                   Total Assets   113,356,886     175,775,634
LIABILITIES
Accrued expenses...............................       104,666         324,006
Payables:
 Capital Shares reacquired.....................        95,878          37,946
 Investment securities purchased...............       786,520              --
                                                 ------------    ------------
                              Total Liabilities       987,064         361,952
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $112,369,822    $175,413,682
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $124,403,743    $203,497,918
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        92,097        (548,201)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (4,996,202)    (15,570,537)
Net unrealized appreciation (depreciation) of
 investments...................................    (7,129,816)    (11,965,498)
                                                 ------------    ------------
                               Total Net Assets  $112,369,822    $175,413,682
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets............................  $ 94,402,467    $139,029,827
  Shares issued and outstanding................     7,792,628       8,438,400
  Net asset value per share....................  $      12.11    $      16.48
  Maximum offering price per share /(a)/ ......  $      12.71    $      17.89
                                                 ============    ============

Class B: Net Assets............................  $ 17,967,355    $ 36,383,855
  Shares issued and outstanding................     1,490,014       2,266,993
  Net asset value per share /(b)/ .............  $      12.06    $      16.05
                                                 ============    ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                  PRINCIPAL       PRINCIPAL
                                                CAPITAL VALUE       GROWTH
                                                 FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............  $449,068,254    $ 429,470,899
                                                ============    =============
ASSETS
Investment in securities--at value............  $461,653,574    $ 368,210,190
Cash..........................................        10,000           10,000
Receivables:
 Capital Shares sold..........................         2,293           96,928
 Dividends and interest.......................       651,342          114,091
 Investment securities sold...................        80,709        1,785,503
Other assets..................................        30,479           14,474
                                                ------------    -------------
                                  Total Assets   462,428,397      370,231,186
LIABILITIES
Accrued expenses..............................       230,301          465,497
Payables:
 Capital Shares reacquired....................       217,611          141,562
 Investment securities purchased..............            --        1,824,478
                                                ------------    -------------
                             Total Liabilities       447,912        2,431,537
                                                ------------    -------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..  $461,980,485    $ 367,799,649
                                                ============    =============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.  $461,164,873    $ 536,993,430
Accumulated undistributed (overdistributed)
 net investment income (operating loss).......     1,397,321       (1,830,385)
Accumulated undistributed (overdistributed)
 net realized gain (loss).....................   (13,167,029)    (106,102,687)
Net unrealized appreciation (depreciation) of
 investments..................................    12,585,320      (61,260,709)
                                                ------------    -------------
                              Total Net Assets  $461,980,485    $ 367,799,649
                                                ============    =============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................   100,000,000      100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...........................  $427,441,016    $ 306,079,634
  Shares issued and outstanding...............    19,463,973       11,512,340
  Net asset value per share...................  $      21.96    $       26.59
  Maximum offering price per share /(a)/ .....  $      23.06    $       27.92
                                                ============    =============

Class B: Net Assets...........................  $ 34,539,469    $  61,720,015
  Shares issued and outstanding...............     1,584,392        2,387,432
  Net asset value per share /(b)/ ............  $      21.80    $       25.85
                                                ============    =============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL         PRINCIPAL
                                               LARGECAP STOCK       MIDCAP
                                              INDEX FUND, INC.    FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $ 53,665,809      $415,595,150
                                               ============      ============
ASSETS
Investment in securities--at value..........   $ 44,451,776      $464,717,786
Cash........................................         10,129            10,001
Receivables:
 Capital Shares sold........................         39,326            47,867
 Dividends and interest.....................         30,884           207,700
 Investment securities sold.................             --         5,668,708
 Variation margin on futures contracts......         24,600                --
Other assets................................            868             9,057
                                               ------------      ------------
                                Total Assets     44,557,583       470,661,119
LIABILITIES
Accrued expenses............................         72,006           247,625
Payables:
 Capital Shares reacquired..................            100           211,546
 Investment securities purchased............            888         4,621,416
                                               ------------      ------------
                           Total Liabilities         72,994         5,080,587
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 44,484,589      $465,580,532
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 54,892,254      $393,935,170
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....         51,766          (449,032)
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................     (1,102,348)       22,971,758
Net unrealized appreciation (depreciation)
 of investments.............................     (9,357,083)       49,122,636
                                               ------------      ------------
                            Total Net Assets   $ 44,484,589      $465,580,532
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000       100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................   $ 38,847,423      $385,415,099
  Shares issued and outstanding.............      4,878,321        10,694,538
  Net asset value per share.................   $       7.96      $      36.04
  Maximum offering price per share /(a)/ ...   $       8.08      $      37.84
                                               ============      ============

Class B: Net Assets.........................   $  5,637,166      $ 80,165,433
  Shares issued and outstanding.............        707,495         2,322,795
  Net asset value per share /(b)/ ..........   $       7.97      $      34.51
                                               ============      ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value for Principal LargeCap Stock Index Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal MidCap Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 64,971,789        $ 19,612,689
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 60,117,403        $ 19,625,669
Cash...................................       3,136,990           1,323,365
Receivables:
 Capital Shares sold...................          19,227              89,482
 Dividends and interest................          29,454              14,151
 Investment securities sold............         331,038                  --
Other assets...........................             510                 683
Prepaid expenses.......................              --               1,290
                                           ------------        ------------
                           Total Assets      63,634,622          21,054,640
LIABILITIES
Accrued expenses.......................          98,839                  --
Payables:
 Capital Shares reacquired.............          20,252                  --
 Investment securities purchased.......         543,562                  --
                                           ------------        ------------
                      Total Liabilities         662,653                  --
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 62,971,969        $ 21,054,640
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 91,627,547        $ 21,780,180
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        (456,614)            (11,859)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     (23,344,578)           (726,661)
Net unrealized appreciation
 (depreciation) of investments.........      (4,854,386)             12,980
                                           ------------        ------------
                       Total Net Assets    $ 62,971,969        $ 21,054,640
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 47,120,049        $ 15,724,028
  Shares issued and outstanding........       6,325,186           1,671,885
  Net asset value per share............    $       7.45        $       9.40
  Maximum offering price per share
 /(a)/ ................................    $       7.82        $       9.87
                                           ============        ============

Class B: Net Assets....................    $ 15,851,920        $  5,330,612
  Shares issued and outstanding........       2,165,886             572,143
  Net asset value per share /(b)/ .....    $       7.32        $       9.32
                                           ============        ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP   PARTNERS LARGECAP
                                         GROWTH FUND, INC.   VALUE FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 12,595,042        $ 24,344,716
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 12,389,974        $ 24,926,705
Cash...................................         302,149           1,459,907
Receivables:
 Capital Shares sold...................           3,072             197,756
 Dividends and interest................             567              24,737
 Investment securities sold............         382,110                  --
Other assets...........................             243                 657
Prepaid expenses.......................              --              12,545
                                           ------------        ------------
                           Total Assets      13,078,115          26,622,307
LIABILITIES
Accrued expenses.......................          21,502                  --
Payables:
 Capital Shares reacquired.............             130               1,000
 Investment securities purchased.......         495,119              28,298
                                           ------------        ------------
                      Total Liabilities         516,751              29,298
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 12,561,364        $ 26,593,009
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 20,890,791        $ 25,969,495
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        (110,737)             13,083
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................      (8,013,622)             28,442
Net unrealized appreciation
 (depreciation) of investments.........        (205,068)            581,989
                                           ------------        ------------
                       Total Net Assets    $ 12,561,364        $ 26,593,009
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $  9,550,919        $ 20,046,628
  Shares issued and outstanding........       2,240,561           1,860,217
  Net asset value per share............    $       4.26        $      10.78
  Maximum offering price per share
 /(a)/ ................................    $       4.47        $      11.32
                                           ============        ============

Class B: Net Assets....................    $  3,010,445        $  6,546,381
  Shares issued and outstanding........         717,061             611,195
  Net asset value per share /(b)/ .....    $       4.20        $      10.71
                                           ============        ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS MIDCAP    PARTNERS SMALLCAP
                                         GROWTH FUND, INC.   GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 19,922,535        $  7,268,295
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 21,166,472        $  7,441,323
Cash...................................         787,386             962,370
Receivables:
 Capital Shares sold...................          22,154              11,455
 Dividends and interest................             450                 522
 Investment securities sold............         131,787              42,722
Other assets...........................             450                 204
                                           ------------        ------------
                           Total Assets      22,108,699           8,458,596
LIABILITIES
Accrued expenses.......................          56,735              13,905
Payables:
 Capital Shares reacquired.............             352                  --
 Investment securities purchased.......         206,111              19,116
                                           ------------        ------------
                      Total Liabilities         263,198              33,021
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 21,845,501        $  8,425,575
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 34,023,466        $ 11,392,493
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        (211,277)            (78,798)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     (13,210,625)         (3,061,148)
Net unrealized appreciation
 (depreciation) of investments.........       1,243,937             173,028
                                           ------------        ------------
                       Total Net Assets    $ 21,845,501        $  8,425,575
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 16,476,126        $  6,542,698
  Shares issued and outstanding........       3,434,708           1,074,748
  Net asset value per share............    $       4.80        $       6.09
  Maximum offering price per share
 /(a)/ ................................    $       5.04        $       6.39
                                           ============        ============

Class B: Net Assets....................    $  5,369,375        $  1,882,877
  Shares issued and outstanding........       1,137,518             312,307
  Net asset value per share /(b)/ .....    $       4.72        $       6.03
                                           ============        ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                  REAL ESTATE      SMALLCAP
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 29,853,805    $107,340,322
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 34,811,621    $106,255,677
Cash...........................................        10,001          10,000
Receivables:
 Capital Shares sold...........................        62,023           2,241
 Dividends and interest........................        26,052          22,589
 Investment securities sold....................       532,308       1,001,181
Other assets...................................           633           1,684
                                                 ------------    ------------
                                   Total Assets    35,442,638     107,293,372
LIABILITIES
Accrued expenses...............................        23,045         131,182
Payables:
 Capital Shares reacquired.....................           330          53,811
 Investment securities purchased...............            --       1,536,535
                                                 ------------    ------------
                              Total Liabilities        23,375       1,721,528
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 35,419,263    $105,571,844
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 30,937,148    $121,561,235
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............        10,393        (626,206)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................      (486,094)    (14,278,540)
Net unrealized appreciation (depreciation) of
 investments...................................     4,957,816      (1,084,645)
                                                 ------------    ------------
                               Total Net Assets  $ 35,419,263    $105,571,844
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets............................  $ 26,610,576    $ 83,827,222
  Shares issued and outstanding................     2,418,022       9,498,388
  Net asset value per share....................  $      11.01    $       8.83
  Maximum offering price per share /(a)/ ......  $      11.56    $       9.27
                                                 ============    ============

Class B: Net Assets............................  $  8,808,687    $ 21,744,622
  Shares issued and outstanding................       804,031       2,555,079
  Net asset value per share /(b)/ .............  $      10.96    $       8.51
                                                 ============    ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                   UTILITIES
                                                                  FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $ 84,269,107
                                                                 ============
ASSETS
Investment in securities--at value............................   $ 84,819,392
Cash..........................................................      1,185,638
Receivables:
 Dividends and interest.......................................        257,397
 Investment securities sold...................................        346,686
Other assets..................................................          2,159
                                                                 ------------
                                                  Total Assets     86,611,272
LIABILITIES
Accrued expenses..............................................         97,891
Payables:
 Capital Shares reacquired....................................         64,951
 Investment securities purchased..............................        320,835
                                                                 ------------
                                             Total Liabilities        483,677
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $ 86,127,595
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $106,120,561
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................        186,771
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................    (20,730,022)
Net unrealized appreciation (depreciation) of investments.....        550,285
                                                                 ------------
                                              Total Net Assets   $ 86,127,595
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...........................................   $ 73,219,807
  Shares issued and outstanding...............................      7,233,516
  Net asset value per share...................................   $      10.12
  Maximum offering price per share /(a)/ .....................   $      10.62
                                                                 ============

Class B: Net Assets...........................................   $ 12,907,788
  Shares issued and outstanding...............................      1,281,046
  Net asset value per share /(b)/ ............................   $      10.08
                                                                 ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                    BALANCED       BLUE CHIP
                                                   FUND, INC.     FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $   538,155    $  1,158,465
 Interest.......................................    1,232,756          74,823
                                                  -----------    ------------
                                    Total Income    1,770,911       1,233,288
Expenses:
 Management and investment advisory fees........      345,319         573,480
 Distribution fees - Class A....................      115,509         176,908
 Distribution fees - Class B....................       82,778         177,601
 Distribution fees - Class C /(a)/ .............        1,031           2,866
 Distribution fees - Class R /(b)/ .............       15,783          27,752
 Registration fees - Class A....................        4,506           6,557
 Registration fees - Class B....................        4,758           4,588
 Registration fees - Class C /(a)/ .............        4,977           5,745
 Registration fees - Class R /(b)/ .............        4,329             653
 Shareholder reports - Class A..................        5,653          10,491
 Shareholder reports - Class B..................        1,804           4,655
 Shareholder reports - Class R /(b)/ ...........        2,081           4,825
 Transfer and administrative fees - Class A.....       66,168         147,111
 Transfer and administrative fees - Class B.....       20,635          63,013
 Transfer and administrative fees - Class C
  /(a)/ ........................................          722           1,577
 Transfer and administrative fees - Class R
  /(b)/ ........................................       15,615          28,424
 Auditing and legal fees........................        3,357           4,409
 Custodian fees.................................        9,027           3,281
 Directors' fees................................        3,640           6,256
 Registration fees..............................        5,175           9,918
 Transfer and administrative fees...............      188,830         434,027
 Other expenses.................................        4,254           7,675
                                                  -----------    ------------
                            Total Gross Expenses      905,951       1,701,812
 Less: Management and investment advisory fees
  waived - Class C /(a)/ .......................        2,808           3,984
                                                  -----------    ------------
                              Total Net Expenses      903,143       1,697,828
                                                  -----------    ------------
          Net Investment Income (Operating Loss)      867,768        (464,540)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions........................   (4,420,805)    (10,473,102)
 Futures contracts..............................           --         (97,498)
Change in unrealized appreciation/depreciation
 of:
 Investments....................................    4,160,114       5,403,036
 Futures contracts..............................           --        (229,075)
                                                  -----------    ------------
      Net Realized and Unrealized Gain (Loss) on
                                     Investments     (260,691)     (5,396,639)
                                                  -----------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $   607,077    $ (5,861,179)
                                                  ===========    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                 CAPITAL VALUE      GROWTH
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................   $ 4,584,663    $  1,317,176
 Interest......................................        53,198          40,713
                                                  -----------    ------------
                                   Total Income     4,637,861       1,357,889
Expenses:
 Management and investment advisory fees.......     1,330,929       1,179,279
 Distribution fees - Class A...................       339,717         417,635
 Distribution fees - Class B...................       141,157         329,560
 Distribution fees - Class C /(a)/ ............         1,693           4,205
 Distribution fees - Class R /(b)/ ............        25,346          28,662
 Registration fees - Class A...................         7,001          14,391
 Registration fees - Class B...................         5,379           9,015
 Registration fees - Class C /(a)/ ............         4,263           5,061
 Registration fees - Class R /(b)/ ............         4,710           5,070
 Shareholder reports - Class A.................        12,956          21,378
 Shareholder reports - Class B.................         3,401           7,223
 Shareholder reports - Class R /(b)/ ..........         3,336           4,377
 Transfer and administrative fees - Class A....       179,968         321,804
 Transfer and administrative fees - Class B....        47,798          97,968
 Transfer and administrative fees - Class C
  /(a)/ .......................................           618           2,578
 Transfer and Administrative fees - Class R
  /(b)/ .......................................        20,121          32,598
 Auditing and legal fees.......................         4,545           3,577
 Custodian fees................................         3,181             338
 Directors' fees...............................        12,946          13,329
 Registration fees.............................         4,193          17,498
 Transfer and administrative fees..............       327,721         659,573
 Other expenses................................        16,195          16,638
                                                  -----------    ------------
                           Total Gross Expenses     2,497,174       3,191,757
 Less: Management and investment advisory fees
  waived - Class C /(a)/ ......................         2,490           3,483
                                                  -----------    ------------
                             Total Net Expenses     2,494,684       3,188,274
                                                  -----------    ------------
         Net Investment Income (Operating Loss)     2,143,177      (1,830,385)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.......................     2,036,378     (52,263,851)
 Other investment companies....................        16,171              --
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    28,777,623      47,849,188
                                                  -----------    ------------
     Net Realized and Unrealized Gain (Loss) on
                                    Investments    30,830,172      (4,414,663)
                                                  -----------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations   $32,973,349    $ (6,245,048)
                                                  ===========    ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                  PRINCIPAL        PRINCIPAL
                                                LARGECAP STOCK       MIDCAP
                                               INDEX FUND, INC.    FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................     $ 277,615       $ 2,581,359
 Interest....................................        17,761           275,912
                                                  ---------       -----------
                                 Total Income       295,376         2,857,271
Expenses:
 Management and investment advisory fees.....        74,508         1,250,662
 Distribution fees - Class A.................        23,280           469,398
 Distribution fees - Class B.................        10,233           322,615
 Distribution fees - Class C /(a)/ ..........         1,909             2,942
 Distribution fees - Class R /(b)/ ..........        13,098            23,287
 Registration fees - Class A.................         2,612            12,397
 Registration fees - Class B.................         3,381             4,379
 Registration fees - Class C /(a)/ ..........         8,932             6,840
 Registration fees - Class R /(b)/ ..........         2,526             5,434
 Shareholder reports - Class A...............           625            18,859
 Shareholder reports - Class B...............           229             5,619
 Shareholder reports - Class R /(b)/ ........         2,279             3,996
 Transfer and administrative fees - Class A..        14,395           232,936
 Transfer and administrative fees - Class B..         4,232            68,799
 Transfer and administrative fees - Class C
  /(a)/ .....................................           738             1,365
 Transfer and administrative fees - Class R
  /(b)/ .....................................        16,498            24,228
 Auditing and legal fees.....................         2,920             4,638
 Custodian fees..............................        17,913             5,225
 Directors' fees.............................         2,542            12,038
 Registration fees...........................         7,250             5,875
 Transfer and administrative fees............       101,874           504,146
 Other expenses..............................         2,042            15,975
                                                  ---------       -----------
                         Total Gross Expenses       314,016         3,001,653
 Less: Management and investment advisory
  fees waived - Class A......................        51,734                --
 Less: Management and investment advisory
  fees waived - Class B......................        11,405                --
 Less: Management and investment advisory
  fees waived - Class C /(a)/ ...............        10,764             4,318
 Less: Management and investment advisory
  fees waived - Class R /(b)/ ...............        24,036                --
                                                  ---------       -----------
                           Total Net Expenses       216,077         2,997,335
                                                  ---------       -----------
       Net Investment Income (Operating Loss)        79,299          (140,064)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.....................       253,157        23,006,649
 Futures contracts...........................       213,943          (303,186)
 Other investment companies..................           519           268,295
Change in unrealized
 appreciation/depreciation of:
 Investments.................................        97,458        28,029,739
 Futures contracts...........................      (179,513)               --
                                                  ---------       -----------
   Net Realized and Unrealized Gain (Loss) on
                                  Investments       385,564        51,001,497
                                                  ---------       -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations     $ 464,863       $50,861,433
                                                  =========       ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................    $   256,959          $ 132,410
 Interest..............................          7,100              6,845
                                           -----------          ---------
                           Total Income        264,059            139,255
Expenses:
 Management and investment advisory
  fees.................................        251,032             58,749
 Distribution fees - Class A...........         59,128             14,166
 Distribution fees - Class B...........         74,770             14,887
 Distribution fees - Class C /(a)/ ....          5,742              2,965
 Distribution fees - Class R /(b)/ ....          6,804                N/A
 Registration fees - Class A...........          8,156              3,367
 Registration fees - Class B...........          7,062              3,368
 Registration fees - Class C /(a)/ ....          6,415              8,896
 Registration fees - Class R /(b)/ ....          5,039                N/A
 Shareholder reports - Class A.........          3,913                166
 Shareholder reports - Class B.........          1,603                 59
 Shareholder reports - Class R /(b)/ ..          1,257                N/A
 Transfer and administrative fees -
  Class A..............................         53,731              3,267
 Transfer and administrative fees -
  Class B..............................         21,301              1,374
 Transfer and administrative fees -
  Class C /(a)/ .......................          2,414                203
 Transfer and administrative fees -
  Class R /(b)/ .......................          7,573                N/A
 Auditing and legal fees...............          3,303              2,610
 Custodian fees........................         11,649              5,743
 Directors' fees.......................          2,395                198
 Registration fees.....................         12,005              4,457
 Transfer and administrative fees......        178,172             34,680
 Other expenses........................          2,184                328
                                           -----------          ---------
                   Total Gross Expenses        725,648            159,483
 Less: Management and investment
  advisory fees waived - Class C /(a)/           4,975              8,231
                                           -----------          ---------
                     Total Net Expenses        720,673            151,252
                                           -----------          ---------
 Net Investment Income (Operating Loss)       (456,614)           (11,997)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...............     (1,149,433)          (444,123)
 Other investment companies............             --                557
Change in unrealized
 appreciation/depreciation of:
 Investments...........................        (80,933)           746,908
                                           -----------          ---------
    Net Realized and Unrealized Gain on
                            Investments     (1,230,366)           303,342
                                           -----------          ---------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations    $(1,686,980)         $ 291,345
                                           ===========          =========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP   PARTNERS LARGECAP
                                         GROWTH FUND, INC.   VALUE FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................    $    20,848          $  192,247
 Interest..............................          1,288               4,499
                                           -----------          ----------
                           Total Income         22,136             196,746
Expenses:
 Management and investment advisory
  fees.................................         55,305              68,993
 Distribution fees - Class A...........         10,831              16,681
 Distribution fees - Class B...........         13,018              17,330
 Distribution fees - Class C /(a)/ ....          1,517               3,615
 Distribution fees - Class R /(b)/ ....          1,287                 N/A
 Registration fees - Class A...........          3,111               3,432
 Registration fees - Class B...........          3,838               3,390
 Registration fees - Class C /(a)/ ....          8,748               9,112
 Registration fees - Class R /(b)/ ....          2,759                 N/A
 Shareholder reports - Class A.........            660                 151
 Shareholder reports - Class B.........            258                  70
 Shareholder reports - Class R /(b)/ ..            167                 N/A
 Transfer and administrative fees -
  Class A..............................          9,735               3,087
 Transfer and administrative fees -
  Class B..............................          3,596               1,285
 Transfer and administrative fees -
  Class C /(a)/ .......................             93                  14
 Transfer and administrative fees -
  Class R /(b)/ .......................          1,309                 N/A
 Auditing and legal fees...............          2,700               2,590
 Custodian fees........................          5,530               2,899
 Directors' fees.......................          1,953                 192
 Registration fees.....................          6,764               4,535
 Transfer and administrative fees......         48,856              34,514
 Other expenses........................            392                 216
                                           -----------          ----------
                   Total Gross Expenses        182,427             172,106
 Less: Management and investment
  advisory fees waived - Class A.......         25,280                  --
 Less: Management and investment
  advisory fees waived - Class B.......         10,395                  --
 Less: Management and investment
  advisory fees waived - Class C /(a)/           9,326               7,598
 Less: Management and investment
  advisory fees waived - Class R /(b)/           4,553                 N/A
                                           -----------          ----------
                     Total Net Expenses        132,873             164,508
                                           -----------          ----------
 Net Investment Income (Operating Loss)       (110,737)             32,238

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...............     (1,200,355)             28,442
Change in unrealized
 appreciation/depreciation of:
 Investments...........................        721,583           1,074,161
                                           -----------          ----------
Net Realized and Unrealized Gain (Loss)
                         on Investments       (478,772)          1,102,603
                                           -----------          ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations    $  (589,509)         $1,134,841
                                           ===========          ==========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS MIDCAP    PARTNERS SMALLCAP
                                         GROWTH FUND, INC.   GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.............................    $    14,643          $     742
 Interest..............................          2,177              2,640
                                           -----------          ---------
                           Total Income         16,820              3,382
Expenses:
 Management and investment advisory
  fees.................................         95,220             34,542
 Distribution fees - Class A...........         18,941              7,136
 Distribution fees - Class B...........         22,462              5,574
 Distribution fees - Class C /(a)/ ....          2,203              1,863
 Distribution fees - Class R /(b)/ ....          2,010                N/A
 Registration fees - Class A...........          4,925              2,932
 Registration fees - Class B...........          4,305              2,921
 Registration fees - Class C /(a)/ ....          8,934              8,693
 Registration fees - Class R /(b)/ ....          2,928                N/A
 Shareholder reports - Class A.........          1,105                146
 Shareholder reports - Class B.........            451                 60
 Shareholder reports - Class R /(b)/ ..            294                N/A
 Transfer and administrative fees -
  Class A..............................         16,446              3,632
 Transfer and administrative fees -
  Class B..............................          6,393              1,362
 Transfer and administrative fees -
  Class C /(a)/ .......................            672                 33
 Transfer and administrative fees -
  Class R /(b)/ .......................          2,322                N/A
 Auditing and legal fees...............          2,701              2,492
 Custodian fees........................         17,071              9,444
 Directors' fees.......................          2,290                163
 Registration fees.....................          8,333              3,741
 Transfer and administrative fees......         77,879             29,788
 Other expenses........................            547                330
                                           -----------          ---------
                   Total Gross Expenses        298,432            114,852
 Less: Management and investment
  advisory fees waived - Class A.......         39,298             17,824
 Less: Management and investment
  advisory fees waived - Class B.......         14,796              5,058
 Less: Management and investment
  advisory fees waived - Class C /(a)/          10,237              9,631
 Less: Management and investment
  advisory fees waived - Class R /(b)/           6,004                N/A
                                           -----------          ---------
                     Total Net Expenses        228,097             82,339
                                           -----------          ---------
 Net Investment Income (Operating Loss)       (211,277)           (78,957)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...............      2,596,551           (620,805)
Change in unrealized
 appreciation/depreciation of:
 Investments...........................     (1,626,419)           279,886
                                           -----------          ---------
Net Realized and Unrealized Gain (Loss)
                         on Investments        970,132           (340,919)
                                           -----------          ---------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations    $   758,855          $(419,876)
                                           ===========          =========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                     PRINCIPAL     PRINCIPAL
                                                    REAL ESTATE     SMALLCAP
                                                    FUND, INC.     FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends........................................  $  686,912    $   378,038
 Interest.........................................       3,574         26,343
                                                    ----------    -----------
                                      Total Income     690,486        404,381
Expenses:
 Management and investment advisory fees..........     132,323        423,732
 Distribution fees - Class A......................      24,909         92,188
 Distribution fees - Class B......................      29,052         96,278
 Distribution fees - Class C /(a)/ ...............       1,028          3,075
 Distribution fees - Class R /(b)/ ...............       6,053         15,392
 Registration fees - Class A......................       3,805          1,564
 Registration fees - Class B......................       3,557          2,480
 Registration fees - Class C /(a)/ ...............       4,436          4,223
 Registration fees - Class R /(b)/ ...............       7,995          9,821
 Shareholder reports - Class A....................         610          6,093
 Shareholder reports - Class B....................         259          2,401
 Shareholder reports - Class R /(b)/ .............         347          1,961
 Transfer and administrative fees - Class A.......       9,757         64,129
 Transfer and administrative fees - Class B.......       3,924         31,999
 Transfer and administrative fees - Class C /(a)/          260          1,819
 Transfer and administrative fees - Class R /(b)/        2,584         15,362
 Auditing and legal fees..........................       2,607          2,419
 Custodian fees...................................       1,311         19,687
 Directors' fees..................................       1,059          2,931
 Registration fees................................       6,942          7,512
 Transfer and administrative fees.................      54,731        224,176
 Other expenses...................................       1,414          3,443
                                                    ----------    -----------
                              Total Gross Expenses     298,963      1,032,685
 Less: Management and investment advisory fees
  waived - Class C /(a)/ .........................       2,028          2,074
                                                    ----------    -----------
                                Total Net Expenses     296,935      1,030,611
                                                    ----------    -----------
            Net Investment Income (Operating Loss)     393,551       (626,230)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions..........................     842,705     (2,861,287)
 Other investment companies.......................      42,797         11,123
Change in unrealized appreciation/depreciation of:
 Investments......................................   3,556,110     17,628,383
                                                    ----------    -----------
        Net Realized and Unrealized Gain (Loss) on
                                       Investments   4,441,612     14,778,219
                                                    ----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $4,835,163    $14,151,989
                                                    ==========    ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                   UTILITIES
                                                                  FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................................   $  1,400,545
 Interest.....................................................        129,400
                                                                 ------------
                                                  Total Income      1,529,945
Expenses:
 Management and investment advisory fees......................        267,342
 Distribution fees - Class A..................................         90,663
 Distribution fees - Class B..................................         64,677
 Distribution fees - Class C /(a)/ ...........................          1,652
 Distribution fees - Class R /(b)/ ...........................          7,017
 Registration fees - Class A..................................          5,622
 Registration fees - Class B..................................          4,428
 Registration fees - Class C /(a)/ ...........................          3,431
 Registration fees - Class R /(b)/ ...........................          3,322
 Shareholder reports - Class A................................          4,555
 Shareholder reports - Class B................................          1,515
 Shareholder reports - Class R /(b)/ .........................            880
 Transfer and administrative fees - Class A...................         57,679
 Transfer and administrative fees - Class B...................         19,645
 Transfer and administrative fees - Class C /(a)/ ............            794
 Transfer and administrative fees - Class R /(b)/ ............          6,791
 Auditing and legal fees......................................          4,190
 Custodian fees...............................................          1,762
 Directors' fees..............................................          3,538
 Registration fees............................................          8,076
 Transfer and administrative fees.............................        169,717
 Other expenses...............................................          4,366
                                                                 ------------
                                          Total Gross Expenses        731,662
 Less: Management and investment advisory fees waived - Class
  C /(a)/.....................................................          2,248
                                                                 ------------
                                            Total Net Expenses        729,414
                                                                 ------------
                        Net Investment Income (Operating Loss)        800,531

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions......................................    (14,494,624)
Change in unrealized appreciation/depreciation of:
 Investments..................................................      9,344,274
                                                                 ------------
        Net Realized and Unrealized Gain (Loss) on Investments     (5,150,350)
                                                                 ------------
          Net Increase (Decrease) in Net Assets Resulting from
                                                    Operations   $ (4,349,819)
                                                                 ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                         PRINCIPAL
                                    BALANCED                         BLUE CHIP
                                   FUND, INC.                        FUND, INC.
--------------------------------------------------------------------------------------------
                           SIX MONTHS          YEAR          SIX MONTHS           YEAR
                              ENDED            ENDED            ENDED             ENDED
                            APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                              2002             2001             2002              2001
                        -----------------  -------------  -----------------  ---------------
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    867,768       $  2,484,006   $   (464,540)       $   (727,390)
Net realized gain
 (loss) from
 investment
 transactions.........    (4,420,805)          (496,119)   (10,570,600)         (4,999,937)
Change in unrealized
 appreciation/depreciation
 of investments........     4,160,114        (19,921,107)     5,173,961         (73,404,843)
                         ------------       ------------   ------------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       607,077        (17,933,220)    (5,861,179)        (79,132,170)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............      (883,942)        (1,808,466)       (83,661)                 --
 Class B...............      (119,186)          (254,072)            --                  --
 Class R...............       (77,861)/(a)/     (332,358)            --                  --
From net realized gain
 on investments:
 Class A...............            --         (1,040,415)            --          (1,071,145)
 Class B...............            --           (229,995)            --            (350,729)
 Class C...............            --             (4,449)            --              (8,605)
 Class R...............            --           (271,214)            --            (343,736)
Excess distribution of
 net realized gain on
 investments:
 Class A...............            --           (333,639)            --          (1,193,953)
 Class B...............            --            (73,754)            --            (390,941)
 Class C...............            --             (1,427)            --              (9,591)
 Class R...............            --            (86,972)            --            (383,145)
Tax return of capital
 distributions:
 Class A...............            --                 --             --            (227,900)
 Class B...............            --                 --             --             (74,623)
 Class C...............            --                 --             --              (1,831)
 Class R...............            --                 --             --             (73,134)
                         ------------       ------------   ------------        ------------
    Total Dividends and
          Distributions    (1,080,989)        (4,436,761)       (83,661)         (4,129,333)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    22,520,302         14,175,965     41,542,514          31,900,848
 Class B...............     2,122,987          3,832,135      3,779,633           9,196,027
 Class C...............       48,851/(b)/        279,515       147,468/(b)/         509,632
 Class R...............      137,045/(a)/      4,408,052       226,814/(a)/       5,925,487
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............       859,417          3,106,976         81,358           2,440,541
 Class B...............       117,806            547,858             --             806,349
 Class C...............            --              4,539             --              17,912
 Class R...............       77,689/(a)/        688,812             --             799,018
Shares redeemed:
 Class A...............    (8,514,992)       (16,262,812)   (15,963,027)        (33,517,679)
 Class B...............    (2,077,303)        (3,794,538)    (4,572,638)         (9,312,802)
 Class C...............      (454,349)/(b)/     (209,961)    (1,175,243)/(b)/      (442,707)
 Class R...............   (17,988,548)/(a)/   (8,849,148)   (31,654,064)/(a)/   (16,796,319)
                         ------------       ------------   ------------        ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (3,151,095)        (2,072,607)    (7,587,185)         (8,473,693)
                         ------------       ------------   ------------        ------------
         Total Increase
             (Decrease)    (3,625,007)       (24,442,588)   (13,532,025)        (91,735,196)
NET ASSETS
Beginning of period....   115,994,829        140,437,417    188,945,707         280,680,903
                         ------------       ------------   ------------        ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $112,369,822       $115,994,829   $175,413,682        $188,945,707
                         ============       ============   ============        ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     92,097       $    294,815   $   (548,201)       $         --
                         ============       ============   ============        ============



/(a) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(b) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                          PRINCIPAL
                                 CAPITAL VALUE                         GROWTH
                                   FUND, INC.                        FUND, INC.
---------------------------------------------------------------------------------------------
                           SIX MONTHS          YEAR          SIX MONTHS            YEAR
                              ENDED            ENDED            ENDED             ENDED
                            APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                              2002             2001             2002               2001
                        -----------------  -------------  -----------------  ----------------
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,143,177       $  4,027,526   $ (1,830,385)       $  (4,300,820)
Net realized gain
 (loss) from
 investment
 transactions.........     2,052,549        (15,219,578)   (52,263,851)         (53,838,835)
Change in unrealized
 appreciation/depreciation
 of investments........    28,777,623        (58,022,879)    47,849,188         (230,768,511)
                         ------------       ------------   ------------        -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    32,973,349        (69,214,931)    (6,245,048)        (288,908,166)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (3,633,650)        (5,624,168)            --                   --
 Class B...............       (31,087)          (190,779)            --                   --
 Class R...............       (71,112)/(a)/     (248,513)            --                   --
From net realized gain
 on investments:
 Class A...............            --         (3,545,548)            --         (120,914,309)
 Class B...............            --           (309,318)            --          (25,849,701)
 Class C...............            --             (5,213)            --             (519,865)
 Class R...............            --           (284,007)            --          (14,165,805)
Excess distribution of
 net realized gain on
 investments:
 Class A...............            --        (13,020,287)            --          (40,320,845)
 Class B...............            --         (1,135,904)            --           (8,620,004)
 Class C...............            --            (19,143)            --             (173,357)
 Class R...............            --         (1,042,957)            --           (4,723,819)
                         ------------       ------------   ------------        -------------
    Total Dividends and
          Distributions    (3,735,849)       (25,425,837)            --         (215,287,705)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    35,134,295         45,030,434     54,413,715           64,759,217
 Class B...............     2,791,335          6,158,150      6,466,089           17,071,885
 Class C...............       70,324/(b)/        296,704       278,052/(b)/          932,208
 Class R...............      190,851/(a)/      3,671,238       495,170/(a)/       10,425,975
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     3,534,011         21,689,404             --          157,419,053
 Class B...............        30,615          1,621,779             --           34,083,796
 Class C...............            --             21,434             --              659,606
 Class R...............       71,050/(a)/      1,572,970             --           18,878,157
Shares redeemed:
 Class A...............   (23,507,738)       (50,235,507)   (31,393,613)         (77,909,513)
 Class B...............    (3,551,644)        (6,808,792)    (7,516,562)         (15,768,691)
 Class C...............      (738,555)/(b)/     (206,219)    (1,760,583)/(b)/       (776,976)
 Class R...............   (24,091,902)/(a)/  (13,710,894)   (32,963,123)/(a)/    (17,435,627)
                         ------------       ------------   ------------        -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (10,067,358)         9,100,701    (11,980,855)         192,339,090
                         ------------       ------------   ------------        -------------
         Total Increase
             (Decrease)    19,170,142        (85,540,067)   (18,225,903)        (311,856,781)
NET ASSETS
Beginning of period....   442,810,343        528,350,410    386,025,552          697,882,333
                         ------------       ------------   ------------        -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $461,980,485       $442,810,343   $367,799,649        $ 386,025,552
                         ============       ============   ============        =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,397,321       $  2,989,993   $ (1,830,385)       $          --
                         ============       ============   ============        =============



/(a) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(b) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                          PRINCIPAL
                                 LARGECAP STOCK                        MIDCAP
                                INDEX FUND, INC.                     FUND, INC.
---------------------------------------------------------------------------------------------
                           SIX MONTHS          YEAR          SIX MONTHS            YEAR
                              ENDED            ENDED            ENDED             ENDED
                            APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                              2002             2001             2002               2001
                        -----------------  -------------  -----------------  ----------------
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $     79,299       $    111,640   $   (140,064)       $     397,161
Net realized gain
 (loss) from
 investment
 transactions.........       467,619         (1,623,348)    22,971,758           12,535,749
Change in unrealized
 appreciation/depreciation
 of investments........       (82,055)        (9,074,276)    28,029,739          (55,951,455)
                         ------------       ------------   ------------        -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       464,863        (10,585,984)    50,861,433          (43,018,545)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............       (80,513)           (58,818)      (706,130)                  --
 Class B...............          (917)            (4,266)            --                   --
 Class C...............            --             (3,495)            --                   --
 Class R...............       (20,160)/(a)/      (16,001)            --                   --
From net realized gain
 on investments:
 Class A...............            --                 --     (9,521,601)        (105,236,139)
 Class B...............            --                 --     (2,227,461)         (24,086,438)
 Class C...............            --                 --        (35,151)/(b)/       (235,890)
 Class R...............            --                 --       (749,281)/(a)/     (9,910,032)
                         ------------       ------------   ------------        -------------
    Total Dividends and
          Distributions      (101,590)           (82,580)   (13,239,624)        (139,468,499)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    28,171,284         12,866,252     56,309,922           60,861,057
 Class B...............     2,445,956          3,450,980      8,071,186           11,805,079
 Class C...............      123,923/(b)/        607,884       191,088/(b)/          645,888
 Class R...............      291,969/(a)/     12,177,612       272,008/(a)/        8,676,712
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............        79,598             56,976     10,064,407          103,425,371
 Class B...............           895              4,196      2,198,297           23,791,258
 Class C...............            --              3,495        29,548/(b)/          182,976
 Class R...............       19,174/(a)/         15,991       748,773/(a)/        9,907,913
Shares redeemed:
 Class A...............    (3,889,809)        (2,820,365)   (30,104,940)         (71,691,994)
 Class B...............    (1,589,191)          (413,506)    (7,766,664)         (13,303,271)
 Class C...............    (1,608,108)/(b)/     (123,049)    (1,261,936)/(b)/       (228,787)
 Class R...............   (19,200,366)/(a)/   (3,278,113)   (27,572,400)/(a)/    (14,048,100)
                         ------------       ------------   ------------        -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     4,845,325         22,548,353     11,179,289          120,024,102
                         ------------       ------------   ------------        -------------
         Total Increase
             (Decrease)     5,208,598         11,879,789     48,801,098          (62,462,942)
NET ASSETS
Beginning of period....    39,275,991         27,396,202    416,779,434          479,242,376
                         ------------       ------------   ------------        -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 44,484,589       $ 39,275,991   $465,580,532        $ 416,779,434
                         ============       ============   ============        =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     51,766       $     76,977   $   (449,032)       $     397,162
                         ============       ============   ============        =============



/(a) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(b) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                       PRINCIPAL
                                PARTNERS EQUITY                PARTNERS LARGECAP
                               GROWTH FUND, INC.                BLEND FUND, INC.
-----------------------------------------------------------------------------------------
                           SIX MONTHS         YEAR          SIX MONTHS         PERIOD
                             ENDED            ENDED           ENDED            ENDED
                           APRIL 30,       OCTOBER 31,      APRIL 30,       OCTOBER 31,
                              2002            2001             2002          2001 /(C)/
                        ----------------  -------------  ----------------  --------------
-----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (456,614)      $   (956,881)  $   (11,997)       $   (23,264)
Net realized gain
 (loss) from
 investment
 transactions.........   (1,149,433)       (18,769,482)     (443,566)          (283,095)
Change in unrealized
 appreciation/depreciation
 of investments........      (80,933)        (9,436,860)      746,908           (733,928)
                         -----------       ------------   -----------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (1,686,980)       (29,163,223)      291,345         (1,040,287)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   17,530,183         16,658,253     8,504,203          8,660,490
 Class B...............    3,088,554          5,882,167     2,746,562          2,970,855
 Class C...............     217,409/(a)/        781,598       71,591/(a)/      1,225,316
 Class R...............     151,919/(b)/      3,124,836           N/A                N/A
Shares redeemed:
 Class A...............   (6,667,313)       (10,506,734)     (647,746)          (292,661)
 Class B...............   (2,226,517)        (2,826,933)     (132,574)           (54,650)
 Class C...............   (2,390,618)/(a)/     (257,021)   (1,214,597)/(a)/      (33,207)
 Class R...............   (7,960,152)/(b)/   (1,965,416)          N/A                N/A
                         -----------       ------------   -----------        -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    1,743,465         10,890,750     9,327,439         12,476,143
                         -----------       ------------   -----------        -----------
         Total Increase
             (Decrease)       56,485        (18,272,473)    9,618,784         11,435,856
NET ASSETS
Beginning of period....   62,915,484         81,187,957    11,435,856                 --
                         -----------       ------------   -----------        -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $62,971,969       $ 62,915,484   $21,054,640        $11,435,856
                         ===========       ============   ===========        ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (456,614)      $         --   $   (11,859)       $        --
                         ===========       ============   ===========        ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(c) /Period from December 21, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PRINCIPAL                       PRINCIPAL
                              PARTNERS LARGECAP               PARTNERS LARGECAP
                              GROWTH FUND, INC.                VALUE FUND, INC.
----------------------------------------------------------------------------------------
                           SIX MONTHS         YEAR         SIX MONTHS         PERIOD
                             ENDED           ENDED           ENDED            ENDED
                           APRIL 30,      OCTOBER 31,      APRIL 30,       OCTOBER 31,
                              2002            2001            2002          2001 /(C)/
                        ----------------  ------------  ----------------  --------------
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (110,737)      $  (203,135)  $    32,238        $    11,440
Net realized gain
 (loss) from
 investment
 transactions.........   (1,200,355)       (4,952,165)       28,442            121,921
Change in unrealized
 appreciation/depreciation
 of investments........      721,583        (2,047,405)    1,074,161           (492,172)
                         -----------       -----------   -----------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     (589,509)       (7,202,705)    1,134,841           (358,811)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............           --                --       (30,757)                --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Class A...............           --                --       (81,207)                --
 Class B...............           --                --       (28,320)                --
 Class C...............           --                --       (12,296)/(a)/           --
                         -----------       -----------   -----------        -----------
    Total Dividends and
          Distributions           --                --      (152,580)                --
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    4,822,689         5,051,054    12,036,185         10,695,523
 Class B...............      787,450         1,713,417     3,704,738          2,935,632
 Class C...............       6,861/(a)/       109,721       77,034/(a)/      1,325,446
 Class R...............      64,334/(b)/     1,092,938           N/A                N/A
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............           --                --       110,946                 --
 Class B...............           --                --        26,440                 --
 Class C...............           --                --       12,285/(a)/             --
Shares redeemed:
 Class A...............   (1,312,604)       (1,433,162)     (917,240)        (2,302,724)
 Class B...............     (215,803)         (293,553)     (192,851)           (62,137)
 Class C...............     (583,129)/(a)/    (100,502)   (1,469,123)/(a)/      (10,595)
 Class R...............   (1,553,151)/(b)/    (493,029)          N/A                N/A
                         -----------       -----------   -----------        -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,016,647         5,646,884    13,388,414         12,581,145
                         -----------       -----------   -----------        -----------
         Total Increase
             (Decrease)    1,427,138        (1,555,821)   14,370,675         12,222,334
NET ASSETS
Beginning of period....   11,134,226        12,690,047    12,222,334                 --
                         -----------       -----------   -----------        -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $12,561,364       $11,134,226   $26,593,009        $12,222,334
                         ===========       ===========   ===========        ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (110,737)      $        --   $    13,083        $    11,602
                         ===========       ===========   ===========        ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(c) /Period from December 21, 2000 (date operations commenced) through October
  31, 2001.

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                      PRINCIPAL
                                PARTNERS MIDCAP               PARTNERS SMALLCAP
                               GROWTH FUND, INC.              GROWTH FUND, INC.
---------------------------------------------------------------------------------------
                           SIX MONTHS         YEAR         SIX MONTHS        PERIOD
                             ENDED            ENDED          ENDED           ENDED
                           APRIL 30,       OCTOBER 31,     APRIL 30,      OCTOBER 31,
                              2002            2001            2002         2001 /(C)/
                        ----------------  -------------  --------------  --------------
---------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (211,277)      $   (370,494)  $  (78,957)      $   (86,788)
Net realized gain
 (loss) from
 investment
 transactions.........    2,596,551        (14,429,123)    (620,805)       (2,440,343)
Change in unrealized
 appreciation/depreciation
 of investments........   (1,626,419)         1,539,949      279,886          (106,858)
                         -----------       ------------   ----------       -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      758,855        (13,259,668)    (419,876)       (2,633,989)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    7,134,160         10,168,575    3,290,600         5,916,499
 Class B...............    1,587,393          3,275,309      822,745         1,832,714
 Class C...............      40,937/(a)/        257,391       6,956/(a)/     1,055,165
 Class R...............      83,067/(b)/      2,025,374          N/A               N/A
Shares redeemed:
 Class A...............   (2,021,682)        (2,727,529)    (467,867)          (97,461)
 Class B...............     (323,693)          (556,012)     (79,704)          (74,216)
 Class C...............     (906,040)/(a)/      (84,035)    (724,360)/(a)/      (1,631)
 Class R...............   (2,460,226)/(b)/     (784,604)         N/A               N/A
                         -----------       ------------   ----------       -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,133,916         11,574,469    2,848,370         8,631,070
                         -----------       ------------   ----------       -----------
         Total Increase
             (Decrease)    3,892,771         (1,685,199)   2,428,494         5,997,081
NET ASSETS
Beginning of period....   17,952,730         19,637,929    5,997,081                --
                         -----------       ------------   ----------       -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $21,845,501       $ 17,952,730   $8,425,575       $ 5,997,081
                         ===========       ============   ==========       ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (211,277)      $         --   $  (78,798)      $        --
                         ===========       ============   ==========       ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(c) /Period from December 21, 2000 (date operations commenced) through October
  31, 2001.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PRINCIPAL                        PRINCIPAL
                                 REAL ESTATE                        SMALLCAP
                                  FUND, INC.                       FUND, INC.
------------------------------------------------------------------------------------------
                           SIX MONTHS         YEAR         SIX MONTHS           YEAR
                             ENDED           ENDED            ENDED             ENDED
                           APRIL 30,      OCTOBER 31,       APRIL 30,        OCTOBER 31,
                              2002            2001            2002              2001
                        ----------------  ------------  -----------------  ---------------
------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   393,551       $   772,664   $   (626,230)       $ (1,045,863)
Net realized gain
 (loss) from
 investment
 transactions.........      885,502         1,158,281     (2,850,164)        (11,427,776)
Change in unrealized
 appreciation/depreciation
 of investments........    3,556,110          (308,402)    17,628,383          (8,313,667)
                         -----------       -----------   ------------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    4,835,163         1,622,543     14,151,989         (20,787,306)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (267,214)         (406,775)            --                  --
 Class B...............      (81,371)         (157,940)            --                  --
 Class C...............           --              (803)            --                  --
 Class R...............      (52,490)/(a)/    (211,184)            --                  --
From net realized gain
 on investment:
 Class A...............           --                --             --          (5,186,384)
 Class B...............           --                --             --          (1,681,020)
 Class C...............           --                --             --             (94,283)
 Class R...............           --                --             --          (1,612,699)
Excess distribution of
 net realized gain on
 investments:
 Class A...............           --                --             --          (3,579,687)
 Class B...............           --                --             --          (1,160,259)
 Class C...............           --                --             --             (65,076)
 Class R...............           --                --             --          (1,113,098)
                         -----------       -----------   ------------        ------------
    Total Dividends and
          Distributions     (401,075)         (776,702)            --         (14,492,506)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   12,195,162         4,961,895     30,170,040          23,428,035
 Class B...............    2,263,141         1,277,496      3,444,380           5,926,399
 Class C...............     106,277/(b)/       213,064       127,969/(b)/         455,564
 Class R...............      56,574/(a)/     3,036,853       263,737/(a)/       6,919,070
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      264,407           399,941             --           8,674,714
 Class B...............       80,175           156,078             --           2,818,642
 Class C...............           --               803             --             137,045
 Class R...............      52,475/(a)/       211,182             --           2,494,776
Shares redeemed:
 Class A...............   (1,458,118)       (2,526,071)    (8,688,176)        (17,626,014)
 Class B...............     (264,285)         (455,977)    (1,775,681)         (3,413,064)
 Class C...............     (472,205)/(b)/     (22,173)    (1,305,418)/(b)/      (217,029)
 Class R...............   (7,378,695)/(a)/  (1,113,870)   (18,637,462)/(a)/    (5,137,426)
                         -----------       -----------   ------------        ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    5,444,908         6,139,221      3,599,389          24,460,712
                         -----------       -----------   ------------        ------------
         Total Increase
             (Decrease)    9,878,996         6,985,062     17,751,378         (10,819,100)
NET ASSETS
Beginning of period....   25,540,267        18,555,205     87,821,066          98,640,166
                         -----------       -----------   ------------        ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $35,419,263       $25,540,267   $105,572,444        $ 87,821,066
                         ===========       ===========   ============        ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    10,393       $    35,993   $   (626,206)       $         --
                         ===========       ===========   ============        ============



/(a) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(b) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         UTILITIES
                                                        FUND, INC.
-------------------------------------------------------------------------------
                                                 SIX MONTHS          YEAR
                                                   ENDED             ENDED
                                                 APRIL 30,        OCTOBER 31,
                                                    2002             2001
                                              ----------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)......  $    800,531       $  1,636,099
Net realized gain (loss) from investment
 transactions...............................   (14,494,624)        (6,235,397)
Change in unrealized
 appreciation/depreciation of investments...     9,344,274        (29,699,632)
                                              ------------       ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    (4,349,819)       (34,298,930)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Class A....................................      (665,138)        (1,371,009)
 Class B....................................       (72,545)          (143,828)
 Class R....................................       (23,458)/(a)/     (105,511)
From net realized gain on investments:
 Class A....................................            --        (15,348,600)
 Class B....................................            --         (2,994,109)
 Class C....................................            --           (112,014)
 Class R....................................            --         (1,658,534)
Excess distribution of net realized gain on
 investments:
 Class A....................................            --         (4,757,914)
 Class B....................................            --           (928,145)
 Class C....................................            --            (34,723)
 Class R....................................            --           (514,129)
                                              ------------       ------------
           Total Dividends and Distributions      (761,141)       (27,968,516)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A....................................    12,877,821         15,784,726
 Class B....................................     1,719,803          5,073,407
 Class C....................................       61,427/(b)/        418,248
 Class R....................................       79,350/(a)/      3,314,249
Shares issued in reinvestment of dividends
 and distributions:
 Class A....................................       620,135         20,703,979
 Class B....................................        68,665          3,916,469
 Class C....................................            --            122,642
 Class R....................................       23,428/(a)/      2,273,687
Shares redeemed:
 Class A....................................    (8,698,467)       (18,094,494)
 Class B....................................    (3,193,563)        (3,952,470)
 Class C....................................      (705,129)/(b)/     (177,295)
 Class R....................................    (7,745,051)/(a)/   (3,420,907)
                                              ------------       ------------
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions    (4,891,581)        25,962,241
                                              ------------       ------------
                   Total Increase (Decrease)   (10,002,541)       (36,305,205)
NET ASSETS
Beginning of period.........................    96,130,136        132,435,341
                                              ------------       ------------
End of period (including undistributed net
 investment income as set forth below)......  $ 86,127,595       $ 96,130,136
                                              ============       ============
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss).........  $    186,771       $    147,381
                                              ============       ============



/(a) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
/(b) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Capital Value Fund, Inc., Principal Growth Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., and Principal Utilities Fund, Inc. (the "Domestic Growth Funds") are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but bear higher ongoing distributuion fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Domestic Growth Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.

The Domestic Growth Funds discontinued Class C shares and Class R shares, effective January 31, 2002 and December 28, 2001, respectively. All outstanding Class C shares and Class R shares were exchanged into Class A shares on the respective effective dates.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Domestic Growth
Funds:



SECURITY VALUATION . The Domestic Growth Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.



INCOME AND INVESTMENT TRANSACTIONS. . The Domestic Growth Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Domestic Growth Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Domestic Growth Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES. . The Domestic Growth Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2002 are included separately in the statements of operations.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the
ex-dividend date. Dividends and distributions   from net investment income and
net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgage-backed securities, net operating losses, amortization of premiums and discounts, losses deferred due to wash sales and futures contracts. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



OTHER. . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective November 1, 2001 the Domestic Growth Funds adopted the provisions of the guide.

In accordance with the Guide, these funds accrete/amortize all discounts and premiums on securities purchased, over the lives of the respective securities. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in a reduction in cost of securities and a corresponding increase in unrealized appreciation/depreciation of approximately $22,000 for the Principal Balanced Fund, Inc. based on securities held as of November 1, 2001.

The effect of this change for the Principal Balanced Fund, Inc. was to decrease net investment income by approximately $54,000, increase net realized gain
(loss) from investment transactions by approximately $32,000 and increase the change in unrealized appreciation/depreciation by approximately $22,000 for the period ended April 30, 2002. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.


3. OPERATING POLICIES



FUTURES CONTRACTS . The Domestic Growth Funds may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



JOINT TRADING ACCOUNT . The Domestic Growth Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Domestic Growth Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Domestic Growth Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..5%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2002, the Domestic Growth Funds had no outstanding borrowings under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Domestic Growth Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Domestic Growth Funds are as follows:

                                    NET ASSET VALUE OF FUNDS (IN MILLIONS)
                                  ----------------------------------------
                                   FIRST    NEXT     NEXT     NEXT      OVER
                                   $100     $100     $100     $100      $400
                                   -----    ----     ----     ----      ----
Principal Balanced Fund, Inc.      .60%     .55%     .50%     .45%      .40%
Principal MidCap Fund, Inc.        .65      .60      .55      .50       .45
Principal Real Estate Fund, Inc.   .90      .85      .80      .75       .70
Principal SmallCap Fund, Inc.      .85      .80      .75      .70       .65
Principal Utilities Fund, Inc.     .60      .55      .50      .45       .40

                                    NET ASSET VALUE OF FUNDS (IN MILLIONS)
                                 ----------------------------------------
                                  FIRST    NEXT     NEXT     NEXT       OVER
                                  $250     $250     $250     $250      $1,000
                                  -----    ----     ----     ----      ------
Principal Blue Chip Fund, Inc.    .60%     .55%     .50%     .45%       .40%
Principal Capital Value Fund,     .60      .55      .50      .45        .40
Inc.
Principal Growth Fund, Inc.       .60      .55      .50      .45        .40
Principal Partners Equity         .75      .70      .65      .60        .55
Growth Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Blend Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Value Fund, Inc.
Principal Partners SmallCap       .90      .85      .80      .75        .70
Growth Fund, Inc.

                                                OVERALL FEE
                                               -------------
Principal LargeCap Stock Index Fund, Inc.          .35%
Principal Partners LargeCap Growth Fund, Inc.      .90
Principal Partners MidCap Growth Fund, Inc.        .90



The Domestic Growth Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager voluntarily waives a portion of its fee for certain of the Domestic Growth Funds. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period.

The operating expense limits, which were maintained at or below that shown, are as follows:

                                                        EXPENSE LIMIT
                                                      CLASS A     CLASS B
                                                      -------     -------
 Principal LargeCap Stock Index Fund, Inc.              .90%       1.25%
 Principal Partners LargeCap Blend Fund, Inc.          1.95        2.70
 Principal Partners LargeCap Growth Fund, Inc.         1.95        2.70
 Principal Partners LargeCap Value Fund, Inc.          1.95        2.70
 Principal Partners MidCap Growth Fund, Inc.           1.95        2.70
 Principal Partners SmallCap Growth Fund, Inc.         1.95        2.70

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



DISTRIBUTION FEES . The Domestic Growth Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                                           CLASS A     CLASS B
                                                           -------     -------
 All Domestic Growth Funds
      (except Principal LargeCap Stock Index Fund, Inc.)    .25%        1.00%
 Principal LargeCap Stock Index Fund, Inc.                  .15%        .50%



Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Domestic Growth Funds which generated the excess.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% (0.25% and 1.25% for Principal LargeCap Stock Index Fund, Inc. share classes, respectively) of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates which begin at 4.75% of the offering price (1.50% for Principal LargeCap Stock Index Fund, Inc.). The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2002, were as follows:

                                                        CLASS A     CLASS B
                                                        -------     -------
 Principal Balanced Fund, Inc.                         $120,957     $23,398
 Principal Blue Chip Fund, Inc.                         218,573      59,007
 Principal Capital Value Fund, Inc.                     249,484      40,749
 Principal Growth Fund, Inc.                            472,798      66,018
 Principal LargeCap Stock Index Fund, Inc.               39,113       3,021
 Principal MidCap Fund, Inc.                            521,960      57,867
 Principal Partners Equity Growth Fund, Inc.            192,272      19,746
 Principal Partners LargeCap Blend Fund, Inc.           155,272       1,336
 Principal Partners LargeCap Growth Fund, Inc.           64,189       3,495
 Principal Partners LargeCap Value Fund, Inc.           185,970       2,204
 Principal Partners MidCap Growth Fund, Inc.             88,824       3,855
 Principal Partners SmallCap Growth Fund, Inc.           55,102         972
 Principal Real Estate Fund, Inc.                        76,728       3,308
 Principal SmallCap Fund, Inc.                          206,399      23,342
 Principal Utilities Fund, Inc.                         111,284      16,301

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP . At April 30, 2002, Principal Life Insurance Company, affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Domestic Growth Funds as follows:

                                                        CLASS A      CLASS B
                                                        -------      -------
 Principal Balanced Fund, Inc.                             5,312          --
 Principal Blue Chip Fund, Inc.                            8,888          --
 Principal Capital Value Fund, Inc.                    6,605,472          --
 Principal Growth Fund, Inc.                               7,665          --
 Principal LargeCap Stock Index Fund, Inc.               200,413          --
 Principal MidCap Fund, Inc.                               4,683          --
 Principal Partners LargeCap Blend Fund, Inc.            399,168     100,000
 Principal Partners LargeCap Growth Fund, Inc.           298,059     100,000
 Principal Partners LargeCap Value Fund, Inc.            403,699     100,869
 Principal Partners MidCap Growth Fund, Inc.             297,903     100,000
 Principal Partners SmallCap Growth Fund, Inc.           399,265     100,000
 Principal Real Estate Fund, Inc.                        811,645     341,927
 Principal SmallCap Fund, Inc.                            14,047          --
 Principal Utilities Fund, Inc.                            6,311          --





AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Domestic Growth Funds to Princor Financial Services Corporation during the period. Brokerage commissions were paid to other affiliates by Principal Partners LargeCap Value Fund, Inc., in the amount of $20,500.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Domestic Growth Funds were as follows:

                                                                                        PURCHASES              SALES
                                                                                 ------------------------  --------------
 Principal Balanced Fund, Inc.                                                         $ 33,521,847         $ 35,844,094
 Principal Blue Chip Fund, Inc.                                                         116,489,382          118,356,472
 Principal Capital Value Fund, Inc.                                                     278,047,695          290,196,933
 Principal Growth Fund, Inc.                                                             33,097,723           51,015,761
 Principal LargeCap Stock Index Fund, Inc.                                                8,598,962            3,871,813
 Principal MidCap Fund, Inc.                                                            196,517,710          195,633,655
 Principal Partners Equity Growth Fund, Inc.                                             31,324,083           31,731,573
 Principal Partners LargeCap Blend Fund, Inc.                                            12,660,831            4,304,606
 Principal Partners LargeCap Growth Fund, Inc.                                            9,020,153            6,981,615
 Principal Partners LargeCap Value Fund, Inc.                                            13,126,524              707,016
 Principal Partners MidCap Growth Fund, Inc.                                             24,944,870           22,469,010
 Principal Partners SmallCap Growth Fund, Inc.                                            8,110,694            5,723,139
 Principal Real Estate Fund, Inc.                                                        15,499,354           10,391,244
 Principal SmallCap Fund, Inc.                                                           83,772,214           82,237,096
 Principal Utilities Fund, Inc.                                                          54,082,295           53,724,153


Principal Balanced Fund, Inc. may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2002, Principal Balanced Fund, Inc. had a TBA purchase commitment involving a security with a face amount of $600,000, cost of $607,688, and market value of $608,063.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2002, net federal income tax unrealized appreciation (depreciation) of investments held by the Domestic Growth Funds was composed of the following:

                                                                                 TAX COST OF                                       N
                                                                                 INVESTMENTS            GROSS UNREALIZED       UNREA
                                                                                               -----------------------------------
                                                                                IN SECURITIES  APPRECIATION       (DEPRECIATION)
                                                                                -------------  ------------       --------------

 Principal Balanced Fund, Inc.                                                  $119,932,532   $       8,353,0
 Principal Blue Chip Fund, Inc.                                                  193,860,256          14,662,7
 Principal Capital Value Fund, Inc.                                              449,644,847          41,810,2
 Principal Growth Fund, Inc.                                                     429,745,281          53,594,4
 Principal LargeCap Stock Index Fund, Inc.                                        53,706,894           3,930,0
 Principal MidCap Fund, Inc.                                                     415,762,257          65,865,3
 Principal Partners Equity Growth Fund, Inc.                                      66,092,958           4,588,4
 Principal Partners LargeCap Blend Fund, Inc.                                     19,625,428           1,405,6
 Principal Partners LargeCap Growth Fund, Inc.                                    12,630,237             786,3
 Principal Partners LargeCap Value Fund, Inc.                                     24,371,514           2,180,0
 Principal Partners MidCap Growth Fund, Inc.                                      20,194,343           2,633,2
 Principal Partners SmallCap Growth Fund, Inc.                                     7,319,982           1,082,8
 Principal Real Estate Fund, Inc.                                                 29,889,713           5,074,5
 Principal SmallCap Fund, Inc.                                                   108,472,196          14,110,0
 Principal Utilities Fund, Inc.                                                   84,750,129           6,836,7



The Domestic Growth Funds' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                   PRINCIPAL    PRINCIPAL     PRINCIPAL      PRINCIPAL
                                                   BALANCED     BLUE CHIP   CAPITAL VALUE     GROWTH
                                                  FUND, INC.   FUND, INC.    FUND, INC.      FUND, INC.
                                                  -----------  -----------  -------------  -------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A.......................................   1,788,857    2,289,224     1,607,625      1,824,046
  Class B.......................................     171,283      219,577       128,905        228,450
  Class C*......................................       3,932        8,237         3,375          9,405
  Class R**.....................................      10,852       12,690         9,047         16,562
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................      68,378        4,478       164,067             --
  Class B.......................................       9,417           --         1,427             --
  Class C*......................................          --           --            --             --
  Class R**.....................................       6,265           --         3,325             --
 Shares redeemed:
  Class A.......................................    (684,882)    (909,015)   (1,076,295)    (1,084,824)
  Class B.......................................    (167,708)    (266,492)     (163,735)      (266,772)
  Class C*......................................     (37,333)     (68,445)      (34,888)       (61,566)
  Class R**.....................................  (1,438,117)  (1,750,820)   (1,111,217)    (1,114,179)
                                                  ----------   ----------    ----------     ----------
                         Net Increase (Decrease)    (269,056)    (460,566)     (468,364)      (448,878)
                                                  ==========   ==========    ==========     ==========

                                                   PRINCIPAL    PRINCIPAL     PRINCIPAL      PRINCIPAL
                                                   BALANCED     BLUE CHIP   CAPITAL VALUE     GROWTH
                                                  FUND, INC.   FUND, INC.    FUND, INC.      FUND, INC.
                                                  -----------  -----------  -------------  -------------
 YEAR ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A.......................................   1,074,304    1,589,943     1,959,304      1,815,301
  Class B.......................................     291,779      463,571       270,483        490,585
  Class C.......................................      21,488       25,150        13,224         27,230
  Class R.......................................     333,188      291,598       159,840        280,930
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................     236,308      109,736       931,490      3,781,370
  Class B.......................................      41,524       36,853        70,140        833,345
  Class C.......................................         335          812           938         16,230
  Class R.......................................      52,493       36,252        68,169        462,360
 Shares redeemed:
  Class A.......................................  (1,225,121)  (1,671,879)   (2,186,523)    (2,197,067)
  Class B.......................................    (289,250)    (470,059)     (298,792)      (460,539)
  Class C.......................................     (16,666)     (22,074)       (9,140)       (22,695)
  Class R.......................................    (675,602)    (847,828)     (600,712)      (505,349)
                                                  ----------   ----------    ----------     ----------
                         Net Increase (Decrease)    (155,220)    (457,925)      378,421      4,521,701
                                                  ==========   ==========    ==========     ==========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PRINCIPAL      PRINCIPAL       PRINCIPAL
                                                                 LARGECAP STOCK     MIDCAP     PARTNERS EQUITY
                                                                INDEX FUND, INC.  FUND, INC.  GROWTH FUND, INC.
                                                                ----------------  ----------  -----------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A.....................................................     3,312,489      1,603,738      2,141,873
  Class B.....................................................       292,604        239,747        392,628
  Class C*....................................................        14,757          5,781         26,156
  Class R**...................................................        34,031          7,881         18,706
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................         9,375        293,362             --
  Class B.....................................................           105         66,919             --
  Class C*....................................................            --            910             --
  Class R**...................................................         2,261         22,745             --
 Shares redeemed:
  Class A.....................................................      (465,965)      (861,888)      (841,283)
  Class B.....................................................      (188,718)      (230,176)      (277,540)
  Class C*....................................................      (192,328)       (38,354)      (301,760)
  Class R**...................................................    (2,243,833)      (814,599)      (961,620)
                                                                  ----------      ---------      ---------
                                       Net Increase (Decrease)       574,778        296,066        197,160
                                                                  ==========      =========      =========
                                                                     PRINCIPAL
                                                                 PARTNERS LARGECAP
                                                                 BLEND FUND, INC.
                                                                -------------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A.....................................................        884,319
  Class B.....................................................        287,477
  Class C*....................................................          7,597
  Class R**...................................................            N/A
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................             --
  Class B.....................................................             --
  Class C*....................................................             --
  Class R**...................................................            N/A
 Shares redeemed:
  Class A.....................................................        (67,453)
  Class B.....................................................        (13,926)
  Class C*....................................................       (127,478)
  Class R**...................................................            N/A
                                                                     --------
                                       Net Increase (Decrease)        970,536
                                                                     ========

                                                                 PRINCIPAL       PRINCIPAL       PRINCIPAL           PRINCIPAL
                                                               LARGECAP STOCK     MIDCAP      PARTNERS EQUITY    PARTNERS LARGECAP
                                                              INDEX FUND, INC.  FUND, INC.   GROWTH FUND, INC.   BLEND FUND, INC.
                                                              ----------------  -----------  -----------------  -------------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A...................................................     1,401,278       1,669,901       1,841,323            886,079
  Class B...................................................       381,832         334,037         656,594            304,370
  Class C...................................................        67,539          18,365          86,881            123,510
  Class R...................................................     1,306,947         240,047         328,236                N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A...................................................         6,100       2,922,626              --                 --
  Class B...................................................           449         697,692              --                 --
  Class C...................................................           374           5,356              --                 --
  Class R...................................................         1,712         290,129              --                N/A
 Shares redeemed:
  Class A...................................................      (315,664)     (1,944,723)     (1,201,921)           (31,060)
  Class B...................................................       (47,384)       (377,385)       (328,381)            (5,778)
  Class C...................................................       (13,816)         (6,682)        (30,129)            (3,629)
  Class R...................................................      (370,734)       (398,482)       (224,863)               N/A
                                                                 ---------      ----------      ----------          ---------
                                     Net Increase (Decrease)     2,418,633       3,450,881       1,127,740          1,273,492
                                                                 =========      ==========      ==========          =========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                      PRINCIPAL          PRINCIPAL          PRINCIPAL           PRINCIPAL
                                                  PARTNERS LARGECAP  PARTNERS LARGECAP   PARTNERS MIDCAP    PARTNERS SMALLCAP
                                                  GROWTH FUND, INC.  VALUE FUND, INC.   GROWTH FUND, INC.   GROWTH FUND, INC.
                                                  -----------------  -----------------  -----------------  --------------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A.......................................     1,034,324          1,118,085          1,377,263             487,394
  Class B.......................................       176,026            345,778            320,233             126,148
  Class C*......................................         1,508              7,521              7,778                 924
  Class R**.....................................        12,168                N/A             15,089                 N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................            --             10,534                 --                  --
  Class B.......................................            --              2,530                 --                  --
  Class C*......................................            --              1,177                 --                  --
  Class R**.....................................            --                N/A                 --                 N/A
 Shares redeemed:
  Class A.......................................      (289,361)           (84,951)          (404,458)            (70,501)
  Class B.......................................       (48,096)           (18,102)           (65,589)            (12,168)
  Class C*......................................      (129,329)          (138,794)          (177,675)           (107,329)
  Class R**.....................................      (321,673)               N/A           (461,558)                N/A
                                                     ---------          ---------          ---------            --------
                         Net Increase (Decrease)       435,567          1,243,778            611,083             424,468
                                                     =========          =========          =========            ========

                                                      PRINCIPAL          PRINCIPAL          PRINCIPAL           PRINCIPAL
                                                  PARTNERS LARGECAP  PARTNERS LARGECAP   PARTNERS MIDCAP    PARTNERS SMALLCAP
                                                  GROWTH FUND, INC.  VALUE FUND, INC.   GROWTH FUND, INC.    GROWTH FUND, INC.
                                                  -----------------  -----------------  -----------------  --------------------
 PERIODS ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A.......................................       875,458          1,034,602          1,622,306             671,502
  Class B.......................................       300,938            287,288            530,887             208,789
  Class C.......................................        18,976            131,137             41,778             106,607
  Class R.......................................       185,315                N/A            319,442                 N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................            --                 --                 --                  --
  Class B.......................................            --                 --                 --                  --
  Class C.......................................            --                 --                 --                  --
  Class R.......................................            --                N/A                 --                 N/A
 Shares redeemed:
  Class A.......................................      (257,232)          (218,053)          (466,208)            (13,647)
  Class B.......................................       (57,640)            (6,299)          (100,516)            (10,462)
  Class C.......................................       (16,024)            (1,041)           (14,315)               (202)
  Class R.......................................       (92,951)               N/A           (135,765)                N/A
                                                      --------          ---------          ---------             -------
                         Net Increase (Decrease)       956,840          1,227,634          1,797,609             962,587
                                                      ========          =========          =========             =======

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                           PRINCIPAL    PRINCIPAL    PRINCIPAL
                                          REAL ESTATE   SMALLCAP     UTILITIES
                                          FUND, INC.   FUND, INC.    FUND, INC.
                                          -----------  -----------  ------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A...............................  1,189,483     3,430,253    1,232,618
  Class B...............................    220,476       412,248      168,699
  Class C*..............................     10,973        15,403        5,863
  Class R**.............................      5,727        31,530        7,475
 Shares issued in reinvestment of
 dividends and distributions:
  Class A...............................     25,411            --       60,553
  Class B...............................      7,783            --        6,762
  Class C*..............................         --            --           --
  Class R**.............................      5,300            --        2,264
 Shares redeemed:
  Class A...............................   (140,373)   (1,008,830)    (851,245)
  Class B...............................    (25,694)     (213,472)    (318,271)
  Class C*..............................    (47,206)     (156,529)     (71,610)
  Class R**.............................   (735,972)   (2,116,991)    (732,913)
                                          ---------    ----------    ---------
                 Net Increase (Decrease)    515,908       393,612     (489,805)
                                          =========    ==========    =========

                                         PRINCIPAL    PRINCIPAL     PRINCIPAL
                                        REAL ESTATE   SMALLCAP      UTILITIES
                                        FUND, INC.   FUND, INC.    FUND, INC.
                                        -----------  -----------  -------------
 YEAR ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A.............................    524,283     2,709,228     1,138,008
  Class B.............................    134,006       693,989       367,437
  Class C.............................     22,628        52,862        30,716
  Class R.............................    323,477       774,442       232,539
 Shares issued in reinvestment of
 dividends and distributions:
  Class A.............................     41,980     1,027,770     1,473,491
  Class B.............................     16,449       342,138       279,575
  Class C.............................         83        16,452         8,874
  Class R.............................     22,192       297,706       162,355
 Shares redeemed:
  Class A.............................   (267,970)   (2,057,480)   (1,327,274)
  Class B.............................    (47,926)     (405,658)     (291,634)
  Class C ...........................      (2,255)      (25,140)      (13,524)

  Class R.............................   (118,121)     (587,014)     (256,419)
                                         --------    ----------    ----------
               Net Increase (Decrease)    648,826     2,839,295     1,804,144
                                         ========    ==========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
* Period from November 1, 2001, through January 31, 2002 (discontinuation of Class C shares).
**Period from November 1, 2001, through December 28, 2001 (discontinuation of Class R shares).

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Effective January 31, 2002 and December 28, 2001, respectively, Class C shares and Class R shares were discontinued and exchanged into Class A shares as follows:

                                       CLASS C                CLASS R
                                ---------------------  ----------------------
                                 SHARES     DOLLARS     SHARES       DOLLARS
                                EXCHANGED  EXCHANGED   EXCHANGED    EXCHANGED
                                ---------  ----------  ---------  -------------
 Principal Balanced Fund, Inc.    33,854   $  411,588  1,377,576   $17,234,146
 Principal Blue Chip Fund,        66,350    1,138,375  1,670,346    30,222,134
 Inc.
 Principal Capital Value Fund,    32,620      691,243  1,043,506    22,664,211
 Inc.
 Principal Growth Fund, Inc.      60,549    1,731,397  1,070,180    31,695,678
 Principal LargeCap Stock        176,082    1,471,304  2,166,792    18,552,368
 Index Fund, Inc.
 Principal MidCap Fund, Inc.      37,606    1,237,322    771,412    26,150,354
 Principal Partners Equity       284,606    2,252,682    922,517     7,642,679
 Growth Fund, Inc.
 Principal Partners LargeCap     127,303    1,212,946        N/A           N/A
 Blend Fund, Inc.
 Principal Partners LargeCap     128,886      581,055    310,699     1,501,507
 Growth Fund, Inc.
 Principal Partners LargeCap     138,305    1,463,939        N/A           N/A
 Value Fund, Inc.
 Principal Partners MidCap       172,559      879,610    444,489     2,372,843
 Growth Fund, Inc.
 Principal Partners SmallCap     107,261      723,907        N/A           N/A
 Growth Fund, Inc.
 Principal Real Estate Fund,      30,379      303,614    728,802     7,308,697
 Inc.
 Principal SmallCap Fund, Inc.   151,729    1,265,635  2,049,003    18,074,070
 Principal Utilities Fund,        52,774      511,193    701,605     7,412,070
 Inc.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BALANCED FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (63.70%)
ADVERTISING AGENCIES (0.23%)
                                                                                 $
 Interpublic Group                                              8,530                 263,406
ADVERTISING SERVICES (0.11%)
 WPP Group                                                      2,243                 118,744
AEROSPACE & DEFENSE (0.55%)
 BAE Systems                                                    5,460                 111,157
 Boeing                                                        11,360                 506,656
                                                                                      617,813
AEROSPACE & DEFENSE EQUIPMENT (0.26%)
 United Technologies                                            4,230                 296,819
AIRLINES (0.23%)
 Delta Air Lines                                                7,200                 199,512
 Deutsche Lufthansa                                             3,550                  54,699
                                                                                      254,211
APPAREL MANUFACTURERS (0.26%)
 Jones Apparel Group /1/                                        7,400                 288,230
APPLICATIONS SOFTWARE (1.25%)
 Compuware /1/                                                 37,640                 295,098
 Microsoft /1/                                                 13,500                 705,510
 Siebel Systems /1/                                            16,600                 401,554
                                                                                    1,402,162
AUDIO & VIDEO PRODUCTS (0.06%)
 Pioneer                                                        3,249                  64,395
AUTO-CARS & LIGHT TRUCKS (0.61%)
 General Motors                                                 5,720                 366,938
 Honda Motor                                                    6,211                 140,927
 Nissan Motor                                                   8,520                 132,742
 Peugeot                                                          820                  40,786
                                                                                      681,393
BEVERAGES-WINE & SPIRITS (0.09%)
 Diageo                                                         1,926                 101,789
BROADCASTING SERVICES & PROGRAMMING (0.42%)
 Grupo Televisa                                                 3,165                 143,058
 Liberty Media /1/                                             30,888                 330,502
                                                                                      473,560
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.15%)
 Cemex                                                          5,158                 163,509
CABLE TV (0.83%)
 Comcast                                                       35,000                 936,250
CELLULAR TELECOMMUNICATIONS (0.16%)
 America Movil /1/                                              1,734                  32,339
 NTT DoCoMo                                                       522                  33,100
 Vodafone Group                                                 6,843                 110,857
                                                                                      176,296
CHEMICALS-DIVERSIFIED (0.66%)
 Akzo Nobel                                                     1,147                  49,550
 Dow Chemical                                                   7,300                 232,140
 E.I. Du Pont de Nemours                                       10,453                 465,159
                                                                                      746,849
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (0.30%)
                                                                                 $
 Ashland                                                        8,400                 342,972
COMMERCIAL BANKS (0.42%)
 Commerce Bancshares                                            4,879                 216,481
 Fortis                                                         8,022                 184,252
 Kookmin Bank /1/                                               1,477                  68,680
                                                                                      469,413
COMMERCIAL SERVICE-FINANCE (1.20%)
 H&R Block                                                     14,300                 573,716
 Paychex                                                       20,750                 774,597
                                                                                    1,348,313
COMMUNICATIONS EQUIPMENT (0.04%)
 Siemens                                                          650                  39,650
COMPUTERS (0.78%)
 Compaq Computer                                               24,530                 248,980
 Hewlett-Packard                                               17,900                 306,090
 Sun Microsystems /1/                                          39,100                 319,838
                                                                                      874,908
COMPUTERS-MEMORY DEVICES (0.50%)
 EMC                                                           15,900                 145,326
 Veritas Software /1/                                          14,900                 422,266
                                                                                      567,592
COSMETICS & TOILETRIES (0.42%)
 Procter & Gamble                                               5,200                 469,352
CRUISE LINES (0.43%)
 Royal Caribbean Cruises                                       20,400                 481,236
DATA PROCESSING & MANAGEMENT (0.61%)
 Automatic Data Processing                                     13,400                 681,256
DIVERSIFIED FINANCIAL SERVICES (1.79%)
 Citigroup                                                     46,446               2,011,112
DIVERSIFIED MANUFACTURING OPERATIONS (2.45%)
 Cooper Industries                                             10,500                 459,900
 Danaher                                                        2,890                 206,866
 General Electric                                              37,600               1,186,280
 Honeywell International                                       16,100                 590,548
 Tyco International                                            16,600                 306,270
                                                                                    2,749,864
DIVERSIFIED MINERALS (0.17%)
 Anglo American                                                 1,000                  15,650
 BHP Billiton                                                  13,381                 143,321
 Cia Vale do Rio Doce                                           1,170                  31,930
                                                                                      190,901
DIVERSIFIED OPERATIONS (0.05%)
 Brascan                                                        2,540                  56,540
ELECTRIC PRODUCTS-MISCELLANEOUS (0.23%)
 Emerson Electric                                               4,840                 258,408
ELECTRIC-INTEGRATED (2.31%)
 American Electric Power                                        9,130                 418,154
 Cinergy                                                       14,578                 517,956
 Constellation Energy Group                                    17,120                 546,470
 E.oN                                                           3,170                 166,425
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                 $
 NiSource                                                      15,470                 341,887
 Reliant Energy                                                17,760                 450,749
 Scottish Power                                                 6,996                 159,299
                                                                                    2,600,940
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.22%)
 Flextronics International /1/                                  4,503                  62,367
 Koninklijke Philips Electronics                                5,796                 179,734
                                                                                      242,101
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.64%)
 Intel                                                         10,400                 297,544
 Texas Instruments                                             13,600                 420,648
                                                                                      718,192
ENTERPRISE SOFTWARE & SERVICE (0.35%)
 BEA Systems /1/                                               20,900                 224,048
 Computer Associates International                              9,140                 170,004
                                                                                      394,052
FIDUCIARY BANKS (0.41%)
 Bank of New York                                               2,900                 106,111
 State Street                                                   6,900                 352,659
                                                                                      458,770
FINANCE-CREDIT CARD (0.42%)
 American Express                                              11,500                 471,615
FINANCE-INVESTMENT BANKER & BROKER (0.87%)
 Merrill Lynch                                                  6,700                 280,998
 Morgan Stanley Dean Witter                                    13,100                 625,132
 Nomura Holdings                                                4,990                  70,559
                                                                                      976,689
FINANCE-MORTGAGE LOAN/BANKER (1.11%)
 Federal Home Loan Mortgage                                     5,790                 378,376
 Federal National Mortgage Association                         10,990                 867,441
                                                                                    1,245,817
FINANCIAL GUARANTEE INSURANCE (1.08%)
 AMBAC Financial Group                                          7,360                 462,650
 MGIC Investment                                               10,590                 755,702
                                                                                    1,218,352
FOOD-CONFECTIONERY (0.11%)
 Wm. Wrigley Jr.                                                2,200                 121,000
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Groupe Danone                                                  5,297                 139,894
 Nestle                                                         4,275                 252,655
 Sara Lee                                                      17,600                 372,768
 Unilever                                                         700                  45,290
                                                                                      810,607
FOOD-RETAIL (0.53%)
 Koninklijke Ahold                                              4,138                 104,236
 Safeway /1/                                                   11,700                 490,815
                                                                                      595,051
FOOD-WHOLESALE/DISTRIBUTION (0.79%)
 Sysco                                                         30,700                 890,607
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.11%)
                                                                                 $
 Accor                                                          5,949                 120,235
HUMAN RESOURCES (0.07%)
 Adecco                                                         5,157                  81,687
INTERNET SECURITY (0.10%)
 Check Point Software Technologies /1/                          6,186                 112,276
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.06%)
 Amvescap                                                       3,062                  66,599
LIFE & HEALTH INSURANCE (1.14%)
 Jefferson-Pilot                                                9,200                 460,736
 Lincoln National                                               8,150                 390,385
 Nationwide Financial Services                                 10,570                 433,370
                                                                                    1,284,491
MACHINERY-GENERAL INDUSTRY (0.33%)
 Ingersoll-Rand                                                 7,400                 369,630
MEDICAL INSTRUMENTS (1.82%)
 Biomet                                                        17,900                 505,317
 Guidant                                                        7,680                 288,768
 Medtronic                                                     28,100               1,255,789
                                                                                    2,049,874
MEDICAL PRODUCTS (1.42%)
 Johnson & Johnson                                             25,000               1,596,500
MEDICAL-BIOMEDICAL/GENE (0.06%)
 Qiagen /1/                                                     5,100                  66,810
MEDICAL-DRUGS (3.76%)
 Aventis                                                        2,520                 178,038
 Bristol-Myers Squibb                                           7,680                 221,184
 GlaxoSmithKline /1/                                            2,058                  98,887
 Merck                                                          9,960                 541,226
 Novartis                                                       2,864                 120,202
 Pfizer                                                        69,700               2,533,595
 Schering /1/                                                   1,350                  82,161
 Schering-Plough                                               16,620                 453,726
                                                                                    4,229,019
MEDICAL-GENERIC DRUGS (0.19%)
 Watson Pharmaceutical /1/                                      8,490                 208,854
MEDICAL-HMO (0.28%)
 Wellpoint Health Networks /1/                                  4,200                 315,336
MEDICAL-HOSPITALS (0.70%)
 Tenet Healthcare /1/                                          10,800                 792,396
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.92%)
 Cardinal Health                                               15,000               1,038,750
METAL PROCESSORS & FABRICATION (0.09%)
 Pechiney                                                       3,950                  95,985
METAL-ALUMINUM (0.38%)
 Alcan                                                          3,356                 122,930
 Alcoa                                                          9,110                 310,014
                                                                                      432,944
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-DIVERSIFIED (0.26%)
                                                                                 $
 Freeport-McMoran Copper & Gold                                13,490                 239,582
 Rio Tinto                                                        680                  51,442
                                                                                      291,024
MONEY CENTER BANKS (2.74%)
 ABN Amro Holding                                              14,543                 291,005
 Bank of America                                               12,270                 889,330
 Barclays                                                       1,383                 197,562
 Credit Suisse Group                                            2,754                  98,373
 HSBC Holdings                                                  1,711                 102,677
 JP Morgan Chase                                               15,400                 540,540
 Royal Bank of Canada                                           7,800                 272,844
 UBS                                                            3,920                 190,081
 Wachovia                                                      13,130                 499,465
                                                                                    3,081,877
MORTGAGE BANKS (0.18%)
 Abbey National                                                 6,243                 198,972
MOTORCYCLE & MOTOR SCOOTER (0.11%)
 Harley-Davidson                                                2,400                 127,176
MULTI-LINE INSURANCE (2.79%)
 Aegon                                                          3,826                  89,069
 Allstate                                                      11,400                 453,036
 American International Group                                  16,200               1,119,744
 AXA                                                            7,180                 153,652
 Cigna                                                          4,700                 512,300
 Hartford Financial Services                                    4,800                 332,640
 ING Groep                                                      5,696                 150,033
 Safeco                                                         9,600                 320,640
                                                                                    3,131,114
MULTIMEDIA (0.89%)
 AOL Time Warner /1/                                           17,900                 340,458
 News                                                           5,285                 139,418
 Viacom /1/                                                     6,270                 295,317
 Walt Disney                                                    9,600                 222,528
                                                                                      997,721
NETWORKING PRODUCTS (0.92%)
 Cisco Systems /1/                                             61,100                 895,115
 Lucent Technologies                                           30,980                 142,508
                                                                                    1,037,623
OFFICE AUTOMATION & EQUIPMENT (0.13%)
 Canon                                                          3,843                 149,339
OIL COMPANY-EXPLORATION & PRODUCTION (0.69%)
 Burlington Resources                                           9,250                 410,977
 Canadian Natural Resources                                     1,700                  56,032
 Devon Energy                                                   6,180                 304,736
                                                                                      771,745
OIL COMPANY-INTEGRATED (3.56%)
 BP Amoco                                                       1,350                  68,580
 ChevronTexaco                                                  4,697                 407,277
 Conoco                                                        21,503                 603,159
 ENI                                                            1,665                 127,156
 Exxon Mobil                                                   26,980               1,083,787
 Marathon Oil                                                  14,700                 427,182
 Phillips Petroleum                                             5,300                 316,993
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                 $
 Shell Transport & Trading                                      2,949                 127,249
 TotalFinaElf                                                   2,875                 217,666
 Unocal                                                        16,600                 617,354
                                                                                    3,996,403
OIL REFINING & MARKETING (0.09%)
 Statoil /1/                                                   12,700                 106,299
PAPER & RELATED PRODUCTS (0.40%)
 International Paper                                            5,200                 215,436
 MeadWestvaco                                                   5,950                 174,692
 Stora Enso Oyj /1/                                             3,100                  39,029
 UPM-Kymmene Oyj                                                  638                  22,611
                                                                                      451,768
PHARMACEUTICALS (0.34%)
 Pharmacia                                                      9,310                 383,851
PIPELINES (0.43%)
 Questar                                                       17,200                 479,880
POWER CONVERTER & SUPPLY EQUIPMENT (0.27%)
 American Power Conversion /1/                                 23,230                 298,506
PROPERTY & CASUALTY INSURANCE (0.23%)
 Travelers Property Casualty /1/                               13,680                 254,311
PUBLISHING-PERIODICALS (0.09%)
 United Business Media                                          5,550                  45,788
 Wolters Kluwer                                                 2,770                  56,159
                                                                                      101,947
REGIONAL BANKS (2.66%)
 Bank One                                                      12,000                 490,440
 Fifth Third Bancorp                                           14,200                 973,978
 FleetBoston Financial                                         13,514                 477,044
 PNC Financial Services Group                                   5,440                 300,016
 US Bancorp                                                    17,110                 405,507
 Wells Fargo                                                    6,650                 340,148
                                                                                    2,987,133
REINSURANCE (0.09%)
 Converium Holding                                              3,660                 100,284
RETAIL-APPAREL & SHOE (0.26%)
 Abercrombie & Fitch /1/                                        9,930                 297,900
RETAIL-BEDDING (1.25%)
 Bed Bath & Beyond /1/                                         37,900               1,408,743
RETAIL-BUILDING PRODUCTS (0.47%)
 Home Depot                                                    11,500                 533,255
RETAIL-DRUG STORE (0.18%)
 Walgreen                                                       5,300                 200,181
RETAIL-MAJOR DEPARTMENT STORE (0.35%)
 May Department Stores                                         11,400                 395,352
RETAIL-REGIONAL DEPARTMENT STORE (1.11%)
 Federated Department Stores /1/                                8,460                 336,116
 Kohls /1/                                                     12,400                 913,880
                                                                                    1,249,996
                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.58%)
                                                                                 $
 McDonald's                                                    23,100                 656,040
SAVINGS & LOANS-THRIFTS (0.67%)
 Washington Mutual                                             20,100                 758,373
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.55%)
 Linear Technology                                             17,100                 664,506
 Maxim Integrated Products /1/                                 17,100                 851,580
 Taiwan Semiconductor Manufacturing                             4,457                  78,889
 United Microelectronics /1/                                   14,416                 145,601
                                                                                    1,740,576
SEMICONDUCTOR EQUIPMENT (0.39%)
 Applied Materials /1/                                         18,200                 442,624
STEEL-PRODUCERS (0.14%)
 POSCO                                                          6,250                 152,813
TELECOMMUNICATION EQUIPMENT (0.12%)
 Nortel Networks                                               38,250                 130,050
TELECOMMUNICATION SERVICES (0.08%)
 Amdocs /1/                                                     1,878                  40,809
 BCE                                                            2,770                  48,447
                                                                                       89,256
TELEPHONE-INTEGRATED (2.32%)
 AT&T                                                          41,599                 545,779
 BellSouth                                                     18,970                 575,739
 KT                                                             2,842                  64,371
 SBC Communications                                            18,770                 582,996
 Sprint                                                        19,100                 302,735
 TDC                                                            2,650                  37,895
 Telecom Italia                                                   793                  63,678
 Verizon Communications                                         7,618                 305,558
 WorldCom /1/                                                  54,070                 134,040
                                                                                    2,612,791
TOBACCO (0.43%)
 Philip Morris                                                  8,800                 478,984
TRANSPORT-RAIL (0.17%)
 Burlington Northern Santa Fe                                   6,800                 186,932
TRANSPORT-SERVICES (0.09%)
 TPG                                                            4,600                 100,372
WIRELESS EQUIPMENT (0.42%)
 Motorola                                                      30,310                 466,774
                                                 TOTAL COMMON STOCKS               71,580,107

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (18.06%)
AEROSPACE & DEFENSE (0.67%)
 Raytheon
                                                           $                     $
  7.90%; 03/01/03                                             736,000                 757,755
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 United Technologies
                                                           $                     $
  6.10%; 05/15/12                                              50,000                  50,308
AGRICULTURAL CHEMICALS (0.03%)
 IMC Global
  10.88%; 06/01/08                                             25,000                  28,000
AIRLINES (0.29%)
 Northwest Airlines
  7.58%; 03/01/19                                              74,386                  75,449
 Southwest Airlines
  5.10%; 05/01/06                                             250,000                 252,009
                                                                                      327,458
AUTO-CARS & LIGHT TRUCKS (0.49%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                             225,000                 231,279
  7.30%; 01/15/12                                             125,000                 129,635
 Ford Motor
  7.45%; 07/16/31                                             200,000                 188,419
                                                                                      549,333
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.11%)
 Delphi
  6.50%; 05/01/09                                              50,000                  49,963
 TRW
  7.13%; 06/01/09                                              25,000                  25,002
 Visteon                                                   10,000,000
  8.25%; 08/01/10                                              50,000                  52,403
                                                                                      127,368
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.45%)
 Timken
  7.30%; 08/13/02                                             500,000                 506,910
AUTOMOBILE SEQUENTIAL (0.18%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                             200,000                 203,882
BEVERAGES-NON-ALCOHOLIC (0.04%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                              50,000                  49,891
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Clear Channel Communications
  6.00%; 11/01/06                                             250,000                 243,118
 Grupo Televisa /2/
  8.50%; 03/11/32                                              20,000                  20,100
                                                                                      263,218
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.11%)
 CRH America
  6.95%; 03/15/12                                              20,000                  20,585
 Masco
  6.00%; 05/03/04                                             100,000                 102,897
                                                                                      123,482
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 York International
  6.63%; 08/15/06                                              75,000                  77,240
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Cemex Central Sa De Cv /2/
                                                           $                     $
  8.63%; 07/18/03                                             200,000                 210,600
BUILDING-RESIDENTIAL & COMMERCIAL (0.04%)
 DR Horton /2/
  8.50%; 04/15/12                                              50,000                  49,938
CASINO HOTELS (0.09%)
 Mirage Resorts
  6.75%; 02/01/08                                              50,000                  48,902
 Park Place Entertainment
  8.50%; 11/15/06                                              50,000                  52,537
                                                                                      101,439
CELLULAR TELECOMMUNICATIONS (0.22%)
 Cingular Wireless /2/
  7.13%; 12/15/31                                             100,000                  92,182
 Telus
  7.50%; 06/01/07                                             100,000                 101,719
 Verizon Wireless /2/
  5.38%; 12/15/06                                              50,000                  47,823
                                                                                      241,724
CHEMICALS-DIVERSIFIED (0.23%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                             200,000                 199,495
 Equistar Chemicals
  8.50%; 02/15/04                                              60,000                  59,825
                                                                                      259,320
COAL (0.05%)
 Luscar Coal
  9.75%; 10/15/11                                              50,000                  53,125
COATINGS & PAINT (0.02%)
 Valspar
  6.00%; 05/01/07                                              25,000                  24,889
COMPUTER SERVICES (0.03%)
 Unisys
  8.13%; 06/01/06                                              35,000                  35,700
CREDIT CARD ASSET BACKED SECURITIES (1.38%)
 American Express Credit Account Master Trust
  5.53%; 10/15/08                                             500,000                 515,884
 Discover Card Master Trust I
  5.60%; 05/16/06                                           1,000,000               1,034,556
                                                                                    1,550,440
DIVERSIFIED FINANCIAL SERVICES (0.39%)
 CIT Group
  7.38%; 04/02/07                                              30,000                  29,338
 Citigroup
  6.00%; 02/21/12                                             275,000                 271,809
 General Electric Capital
  6.75%; 03/15/32                                              50,000                  49,371
 John Deere Capital
  7.00%; 03/15/12                                              90,000                  92,171
                                                                                      442,689
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED OPERATIONS (0.05%)
 Rio Tinto Finance
                                                           $                     $
  5.75%; 07/03/06                                              50,000                  50,904
ELECTRIC-GENERATION (0.12%)
 Allegheny Energy Supply /2/
  8.25%; 04/15/12                                              13,000                  13,403
 Reliant Energy Finance /2/
  7.40%; 11/15/02                                             115,000                 116,955
                                                                                      130,358
ELECTRIC-INTEGRATED (0.88%)
 Arizona Public Service
  6.50%; 03/01/12                                              50,000                  49,824
 Consumers Energy
  6.00%; 03/15/05                                              35,000                  35,638
 DTE Energy
  7.05%; 06/01/11                                              80,000                  82,187
 Duke Energy
  6.25%; 01/15/12                                              50,000                  50,308
 Exelon
  6.75%; 05/01/11                                             100,000                 101,052
 GPU
  7.70%; 12/01/05                                             100,000                 106,200
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                              50,000                  46,980
 Mirant Americas Generation /2/
  8.50%; 10/01/21                                              50,000                  43,250
 Niagara Mohawk Power
  5.38%; 10/01/04                                             150,000                 151,772
 Northeast Utilities
  7.25%; 04/01/12                                              35,000                  35,632
 PG&E National Energy Group
  10.38%; 05/16/11                                             50,000                  52,250
 Progress Energy
  6.55%; 03/01/04                                             225,000                 233,077
                                                                                      988,170
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.03%)
 Flextronics International
  9.88%; 07/01/10                                              35,000                  37,800
FINANCE-AUTO LOANS (0.59%)
 Ford Motor Credit
  6.88%; 02/01/06                                             300,000                 303,905
 General Motors Acceptance
  6.88%; 09/15/11                                              95,000                  95,000
  7.00%; 02/01/12                                              50,000                  50,403
  8.00%; 11/01/31                                             200,000                 209,673
                                                                                      658,981
FINANCE-CONSUMER LOANS (0.13%)
 Household Finance
  5.75%; 01/30/07                                             150,000                 147,857
FINANCE-INVESTMENT BANKER & BROKER (0.49%)
 Banque Paribas
  6.88%; 03/01/09                                             100,000                 104,986
 Credit Suisse First Boston
  5.75%; 04/15/07                                             100,000                 100,435
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                                           $                     $
  6.60%; 01/15/12                                             100,000                  99,387
 Lehman Brothers
  7.25%; 04/15/03                                             115,000                 119,429
 Lehman Brothers Holdings
  6.63%; 01/18/12                                             100,000                  99,625
 Morgan Stanley Dean Witter
  7.25%; 04/01/32                                              25,000                  24,984
                                                                                      548,846
FINANCE-LEASING COMPANY (0.02%)
 Case Credit
  6.13%; 02/15/03                                              25,000                  24,384
FINANCE-MORTGAGE LOAN/BANKER (1.92%)
 Countrywide Home Loans
  5.25%; 06/15/04                                             250,000                 254,433
 Federal Home Loan Mortgage
  6.25%; 07/15/32                                             245,000                 243,305
  6.75%; 03/15/31                                             381,000                 404,316
 Federal National Mortgage Association
  5.00%; 01/20/07                                             150,000                 150,682
  5.00%; 03/12/07                                             300,000                 300,067
  5.50%; 03/15/11                                             200,000                 197,478
  5.65%; 01/22/09                                             300,000                 299,892
  6.00%; 05/15/11                                              50,000                  51,028
  6.25%; 07/19/11                                             250,000                 254,151
                                                                                    2,155,352
FINANCE-OTHER SERVICES (0.28%)
 Newcourt Credit Group
  6.88%; 02/16/05                                              65,000                  65,964
 Pemex Master Trust /2/
  7.88%; 02/01/09                                             150,000                 154,313
 Verizon Global Funding
  7.75%; 12/01/30                                             100,000                  98,891
                                                                                      319,168
FOOD-MISCELLANEOUS/DIVERSIFIED (0.10%)
 Corn Products International
  8.45%; 08/15/09                                              25,000                  23,401
 General Mills
  6.00%; 02/15/12                                              90,000                  87,346
                                                                                      110,747
FOOD-RETAIL (0.64%)
 Kroger
  7.50%; 04/01/31                                              80,000                  82,422
 Safeway
  3.63%; 11/05/03                                             500,000                 499,027
  7.00%; 09/15/02                                             140,000                 142,200
                                                                                      723,649
MEDICAL-HOSPITALS (0.09%)
 HCA
  6.95%; 05/01/12                                              50,000                  50,131
 Tenet Healthcare
  6.50%; 06/01/12                                              50,000                  49,624
                                                                                       99,755
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.09%)
 JP Morgan Chase
                                                           $                     $
  5.35%; 03/01/07                                             100,000                  99,282
MORTGAGE BACKED SECURITIES (1.73%)
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                             118,775                 126,152
 CS First Boston Mortgage Securities /2/ /3/
  1.25%; 12/16/35                                             595,311                  36,194
 DLJ Commercial Mortgage
  6.59%; 02/15/08                                             700,000                 732,460
 First Union National Bank Commercial Mortgage /2/
  /3/
  0.01%; 12/12/33                                           1,495,614                  57,612
 JP Morgan Chase Commercial Mortgage Securities /2/
  /3/
  0.36%; 05/12/34                                           1,147,809                  39,815
  0.83%; 11/15/35                                           2,018,884                  73,370
  1.08%; 03/15/33                                           1,149,507                  66,138
 LB-UBS Commercial Mortgage Trust /2/ /3/
  0.89%; 03/15/34                                             708,201                  24,980
 Morgan Stanley Capital I
  6.81%; 12/15/31                                             750,000                 789,014
                                                                                    1,945,735
MULTIMEDIA (0.53%)
 AOL Time Warner
  6.15%; 05/01/07                                             100,000                  96,979
  7.63%; 04/15/31                                             100,000                  93,341
 Gannett
  4.95%; 04/01/05                                              75,000                  75,870
 Viacom
  6.63%; 05/15/11                                             250,000                 251,786
 Walt Disney
  6.38%; 03/01/12                                              75,000                  74,175
                                                                                      592,151
NON-HAZARDOUS WASTE DISPOSAL (0.06%)
 Allied Waste
  8.50%; 12/01/08                                              65,000                  65,975
OIL COMPANY-EXPLORATION & PRODUCTION (0.64%)
 Alberta Energy
  7.38%; 11/01/31                                              50,000                  52,025
 Anadarko Petroleum
  5.38%; 03/01/07                                             100,000                  99,184
 Canadian Natural Resources
  7.20%; 01/15/32                                              75,000                  74,925
 Cross Timbers Oil
  9.25%; 04/01/07                                              35,000                  36,750
 Devon Energy
  7.95%; 04/15/32                                              30,000                  31,783
 Kerr-McGee
  5.88%; 09/15/06                                             175,000                 175,867
 Nexen
  7.88%; 03/15/32                                              25,000                  25,077
 Petroleos Mexicanos /2/
  6.50%; 02/01/05                                             175,000                 179,375
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 XTO Energy
                                                           $                     $
  7.50%; 04/15/12                                              45,000                  45,337
                                                                                      720,323
OIL COMPANY-INTEGRATED (0.15%)
 Amerada Hess
  7.13%; 03/15/33                                              50,000                  49,180
 Marathon Oil
  6.80%; 03/15/32                                              75,000                  71,689
 PanCanadian Energy
  7.20%; 11/01/31                                              50,000                  50,018
                                                                                      170,887
OIL REFINING & MARKETING (0.07%)
 Valero Energy
  6.88%; 04/15/12                                              75,000                  76,184
OIL-FIELD SERVICES (0.01%)
 Hanover Equipment Trust /2/
  8.50%; 09/01/08                                              15,000                  15,150
PAPER & RELATED PRODUCTS (0.57%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                             100,000                  98,221
  8.85%; 08/01/30                                             100,000                 101,049
 Domtar
  7.88%; 10/15/11                                             100,000                 106,450
 MeadWestvaco
  6.85%; 04/01/12                                              30,000                  30,421
 Norske Skogindustrier /2/
  7.63%; 10/15/11                                             100,000                 103,892
 Stora Enso Oyj
  7.38%; 05/15/11                                              85,000                  89,763
 Weyerhaeuser /2/
  6.13%; 03/15/07                                              60,000                  60,682
  7.38%; 03/15/32                                              50,000                  50,304
                                                                                      640,782
PIPELINES (0.36%)
 Duke Energy Field Services
  7.88%; 08/16/10                                             200,000                 212,080
 Dynegy Holdings
  6.88%; 04/01/11                                              50,000                  43,000
 El Paso
  7.00%; 05/15/11                                             100,000                  99,384
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                              50,000                  50,539
                                                                                      405,003
POULTRY (0.11%)
 Tyson Foods /2/
  6.63%; 10/01/04                                             125,000                 128,779
PROPERTY & CASUALTY INSURANCE (0.09%)
 ACE
  6.00%; 04/01/07                                              75,000                  76,051
 St Paul
  5.75%; 03/15/07                                              25,000                  25,276
                                                                                      101,327
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (0.19%)
 EOP Operating
                                                           $                     $
  7.00%; 07/15/11                                             175,000                 175,864
 First Industrial
  6.88%; 04/15/12                                              40,000                  40,273
                                                                                      216,137
REGIONAL AUTHORITY (0.09%)
 Province of Nova Scotia
  5.75%; 02/27/12                                             100,000                  98,570
REGIONAL BANKS (0.28%)
 Korea Development Bank
  7.13%; 04/22/04                                             200,000                 210,905
 Wells Fargo
  5.13%; 02/15/07                                             100,000                  99,633
                                                                                      310,538
RETAIL-AUTOMOBILE (0.05%)
 Autonation
  9.00%; 08/01/08                                              50,000                  53,125
RETAIL-DRUG STORE (0.07%)
 CVS /2/
  7.77%; 01/10/12                                              74,380                  76,905
RETAIL-MAJOR DEPARTMENT STORE (0.07%)
 Sears Roebuck Acceptance
  6.95%; 05/15/02                                              75,000                  75,109
RETAIL-REGIONAL DEPARTMENT STORE (0.19%)
 Dillards
  6.43%; 08/01/04                                             100,000                  98,828
 Federated Department Stores
  7.00%; 02/15/28                                              75,000                  72,791
  8.13%; 10/15/02                                              39,000                  39,848
                                                                                      211,467
RUBBER-TIRES (0.01%)
 Goodyear Tire & Rubber
  6.63%; 12/01/06                                              15,000                  14,393
SOVEREIGN (0.21%)
 Finland Government
  4.75%; 03/06/07                                              50,000                  49,871
 Italy Government
  5.63%; 06/15/12                                              50,000                  49,435
 Mexico Government
  8.38%; 01/14/11                                             125,000                 133,438
                                                                                      232,744
SUPRANATIONAL BANK (0.13%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                              40,000                  42,603
  6.88%; 03/15/12                                              50,000                  50,619
 European Investment Bank
  4.63%; 03/01/07                                              50,000                  49,438
                                                                                      142,660
TELECOMMUNICATION SERVICES (0.29%)
 Avaya
  11.13%; 04/01/09                                             25,000                  23,750
                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
 Citizens Communications
                                                           $                     $
  6.38%; 08/15/04                                             200,000                 202,711
 Global Crossing Holding
  9.13%; 11/15/06                                             100,000                   1,500
 Telstra
  6.38%; 04/01/12                                             100,000                 101,474
                                                                                      329,435
TELEPHONE-INTEGRATED (1.04%)
 AT&T
  6.00%; 03/15/09                                             100,000                  88,164
  6.50%; 11/15/06                                              25,000                  23,953
 BellSouth
  6.88%; 10/15/31                                             100,000                  96,078
 British Telecommunications
  7.88%; 12/15/05                                             150,000                 160,822
 France Telecom
  7.70%; 03/01/06                                             100,000                 101,935
 Qwest /2/
  8.88%; 03/15/12                                             120,000                 116,782
 Qwest Capital Funding
  7.00%; 08/03/09                                              25,000                  17,879
 Sprint Capital
  6.00%; 01/15/07                                             125,000                 114,343
 Telefonica Europe
  7.75%; 09/15/10                                             100,000                 106,676
 Telefonos de Mexico
  8.25%; 01/26/06                                             250,000                 266,250
 Verizon
  7.38%; 04/01/32                                              50,000                  47,841
 WorldCom
  8.25%; 05/15/31                                              50,000                  22,000
                                                                                    1,162,723
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries /2/
  6.50%; 04/15/07                                              30,000                  30,602
TRANSPORT-RAIL (0.31%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                             100,000                 110,857
 Canadian Pacific Railway
  7.13%; 10/15/31                                             100,000                 100,709
 CSX
  7.05%; 05/01/02                                              20,000                  20,000
 Union Pacific
  5.75%; 10/15/07                                             120,000                 119,935
                                                                                      351,501
                                                         TOTAL BONDS               20,298,167



                                                           Principal
     Type           Rate             Maturity                Amount                  Value
-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.84%)
                                                           $                     $
FHLMC           6.00%         01/01/29                        747,981                 745,511
FHLMC           6.50%         12/01/20 - 07/01/31           2,698,195               2,742,064
FHLMC           7.00%         12/01/27 - 09/01/31           1,109,089               1,147,577
FHLMC           7.50%         10/01/30 - 01/01/31             990,692               1,035,198
FHLMC           8.00%         12/01/30 - 02/01/31             846,780                 894,280
                                            TOTAL FHLMC CERTIFICATES                6,564,630

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.83%)
FNMA            5.50%         06/01/31                        316,582                 303,046
FNMA            6.00%         06/01/06 - 03/01/32           1,807,351               1,856,237
FNMA            6.50%         01/01/04 - 01/01/32           2,573,079               2,642,495
FNMA            7.00%         02/01/32                        599,527                 618,993
                                             TOTAL FNMA CERTIFICATES                5,420,771

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.81%)
GNMA I          6.50%         05/01/32                        600,000                 608,063
GNMA I          7.00%         10/15/29 - 02/15/32           1,489,793               1,540,389
GNMA II         6.00%         06/20/26 - 06/20/27           1,020,850               1,013,711
                                             TOTAL GNMA CERTIFICATES                3,162,163

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
TREASURY BONDS (2.83%)
 U.S. Treasury
                                                           $                     $
  3.00%; 11/30/03                                             100,000                 100,168
  3.50%; 11/15/06                                             350,000                 337,039
  4.75%; 11/15/08                                             400,000                 398,656
  5.00%; 08/15/11                                             150,000                 148,863
  5.38%; 02/15/31                                              50,000                  48,414
  6.25%; 05/15/30                                             390,000                 418,915
  7.13%; 02/15/23                                             240,000                 280,069
  7.50%; 11/15/16                                             590,000                 700,003
  8.00%; 11/15/21                                             285,000                 360,848
 U.S. Treasury Strip /1/                                   10,000,000
  0.00%; 02/15/15                                             800,000                 386,502
                                                TOTAL TREASURY BONDS                3,179,477

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.14%)
DIVERSIFIED FINANCIAL SERVICES (2.14%)
 Investment in Joint Trading Account; Citigroup
                                                           $                     $
  1.85%; 05/01/02                                           2,403,063               2,403,063
                                              TOTAL COMMERCIAL PAPER                2,403,063
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (100.21%)              112,608,378
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-0.21%)                      (238,556)
                                          TOTAL NET ASSETS (100.00%)             $112,369,822
                                                                                 ---------------

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,809,144 or 1.61% of net assets.
/3 /Variable rate.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL BLUE CHIP FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (98.26%)
ADVERTISING AGENCIES (0.38%)
                                                                           $
 Interpublic Group                                       10,960                 338,445
 Omnicom Group                                            3,800                 331,512
                                                                                669,957
AEROSPACE & DEFENSE (0.80%)
 Boeing                                                  19,220                 857,212
 Raytheon                                                 7,610                 321,903
 Rockwell Collins                                         9,700                 231,054
                                                                              1,410,169
AEROSPACE & DEFENSE EQUIPMENT (0.87%)
 General Dynamics                                         3,990                 387,389
 Lockheed Martin                                          7,350                 462,315
 United Technologies                                      9,680                 679,246
                                                                              1,528,950
APPLIANCES (0.21%)
 Whirlpool                                                4,960                 371,752
APPLICATIONS SOFTWARE (2.98%)
 Intuit /1/                                               7,020                 275,044
 Microsoft /1/                                           94,850               4,956,861
                                                                              5,231,905
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                     4,990                 266,117
AUTO-CARS & LIGHT TRUCKS (0.79%)
 Ford Motor                                              24,710                 395,360
 General Motors                                          15,440                 990,476
                                                                              1,385,836
BEVERAGES-NON-ALCOHOLIC (2.42%)
 Coca-Cola                                               43,170               2,396,367
 Coca-Cola Enterprises                                   12,470                 244,661
 Pepsico                                                 31,050               1,611,495
                                                                              4,252,523
BREWERY (0.46%)
 Anheuser-Busch                                          15,260                 808,780
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications /1/                         5,710                 268,085
BUILDING-RESIDENTIAL & COMMERCIAL (0.20%)
 KB Home                                                  7,060                 351,941
CABLE TV (0.29%)
 Comcast                                                 18,860                 504,505
CASINO SERVICES (0.20%)
 International Game Technology                            5,700                 358,815
CELLULAR TELECOMMUNICATIONS (0.26%)
 AT&T Wireless Services                                  50,879                 455,367
CHEMICALS-DIVERSIFIED (1.09%)
 Dow Chemical                                             7,660                 243,588
 E.I. Du Pont de Nemours                                 21,150                 941,175
 PPG Industries                                           8,510                 445,158
 Rohm & Haas                                              7,420                 275,356
                                                                              1,905,277
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.16%)
                                                                           $
 Jabil Circuit /1/                                       13,960                 284,924
COMMERCIAL BANKS (0.23%)
 Synovus Financial                                       14,970                 404,789
COMMERCIAL SERVICE-FINANCE (0.18%)
 Paychex                                                  8,480                 316,558
COMPUTER SERVICES (0.39%)
 Computer Sciences /1/                                    4,080                 182,988
 Electronic Data Systems                                  9,160                 497,022
                                                                                680,010
COMPUTERS (3.25%)
 Apple Computer                                           8,880                 215,518
 Compaq Computer                                         30,700                 311,605
 Dell Computer /1/                                       49,710               1,309,361
 Hewlett-Packard                                         41,140                 703,494
 International Business Machines                         31,030               2,599,073
 Sun Microsystems /1/                                    69,200                 566,056
                                                                              5,705,107
COMPUTERS-INTEGRATED SYSTEMS (0.13%)
 NCR /1/                                                  6,000                 233,160
COMPUTERS-MEMORY DEVICES (0.43%)
 EMC                                                     50,860                 464,860
 Veritas Software /1/                                     9,990                 283,117
                                                                                747,977
CONSUMER PRODUCTS-MISCELLANEOUS (0.15%)
 Clorox                                                   5,780                 255,765
CONTAINERS-PAPER & PLASTIC (0.34%)
 Bemis                                                    5,880                 312,993
 Sealed Air /1/                                           6,220                 277,847
                                                                                590,840
COSMETICS & TOILETRIES (2.74%)
 Alberto-Culver                                           6,620                 361,253
 Avon Products                                            4,770                 266,404
 Colgate-Palmolive                                       11,510                 610,145
 Gillette                                                19,320                 685,474
 International Flavors & Fragrances                      10,000                 322,000
 Kimberly-Clark                                           7,940                 517,053
 Procter & Gamble                                        22,560               2,036,266
                                                                              4,798,595
CRUISE LINES (0.25%)
 Carnival                                                13,040                 434,362
DATA PROCESSING & MANAGEMENT (0.85%)
 Automatic Data Processing                               12,180                 619,231
 First Data                                               7,500                 596,175
 Fiserv /1/                                               6,190                 275,208
                                                                              1,490,614
DISTRIBUTION-WHOLESALE (0.17%)
 W.W. Grainger                                            5,300                 297,171
DIVERSIFIED FINANCIAL SERVICES (2.28%)
 Citigroup                                               92,390               4,000,487
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (5.42%)
                                                                           $
 3M                                                       8,560               1,076,848
 Cooper Industries                                        7,400                 324,120
 Danaher                                                  6,790                 486,028
 General Electric /2/                                   179,310               5,657,231
 Honeywell International                                 17,950                 658,406
 Illinois Tool Works                                      9,300                 670,530
 Tyco International                                      34,360                 633,942
                                                                              9,507,105
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.20%)
 Cendant /1/                                             19,910                 358,181
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                         9,500                 507,205
ELECTRIC-INTEGRATED (1.85%)
 Ameren                                                   6,830                 285,221
 Cinergy                                                  6,900                 245,157
 Dominion Resources                                       9,130                 606,414
 Duke Energy                                             15,900                 609,447
 Entergy                                                  4,950                 229,680
 FirstEnergy                                             12,920                 430,236
 Pinnacle West Capital                                    8,380                 367,212
 Reliant Energy                                          18,770                 476,383
                                                                              3,249,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.36%)
 Advanced Micro Devices /1/                              18,340                 205,041
 Intel                                                  113,840               3,256,963
 LSI Logic /1/                                           15,540                 199,689
 National Semiconductor /1/                               8,050                 253,736
 Nvidia /1/                                               4,420                 153,860
 QLogic /1/                                               4,680                 213,923
 Texas Instruments                                       40,110               1,240,602
 Xilinx /1/                                               9,900                 373,824
                                                                              5,897,638
ELECTRONIC FORMS (0.17%)
 Adobe Systems                                            7,310                 292,108
ENTERPRISE SOFTWARE & SERVICE (0.72%)
 Computer Associates International                       12,110                 225,246
 Oracle /1/                                              86,070                 864,143
 Peoplesoft /1/                                           7,600                 176,092
                                                                              1,265,481
FIDUCIARY BANKS (1.08%)
 Bank of New York                                        14,590                 533,848
 Mellon Financial                                        14,380                 542,989
 Northern Trust                                           6,760                 359,091
 State Street                                             8,900                 454,879
                                                                              1,890,807
FINANCE-CONSUMER LOANS (0.30%)
 Household International                                  3,380                 197,020
 USA Education                                            3,500                 335,475
                                                                                532,495
FINANCE-CREDIT CARD (1.29%)
 American Express                                        29,760               1,220,458
 Capital One Financial                                    7,670                 459,356
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
                                                                           $
 MBNA                                                    16,500                 584,925
                                                                              2,264,739
FINANCE-INVESTMENT BANKER & BROKER (1.59%)
 Bear Stearns                                             6,010                 372,260
 Lehman Brothers Holdings                                 7,690                 453,710
 Merrill Lynch                                           20,480                 858,931
 Morgan Stanley Dean Witter                              23,050               1,099,946
                                                                              2,784,847
FINANCE-MORTGAGE LOAN/BANKER (1.28%)
 Federal Home Loan Mortgage                              13,080                 854,778
 Federal National Mortgage Association                   17,570               1,386,800
                                                                              2,241,578
FINANCIAL GUARANTEE INSURANCE (0.39%)
 AMBAC Financial Group                                    6,090                 382,817
 MBIA                                                     5,670                 305,783
                                                                                688,600
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Kellogg                                                  9,630                 345,910
 Sara Lee                                                13,450                 284,871
 Unilever                                                 9,800                 634,060
                                                                              1,264,841
FOOD-RETAIL (0.69%)
 Albertson's                                              8,560                 287,102
 Kroger                                                  17,750                 404,168
 Safeway /1/                                             12,290                 515,565
                                                                              1,206,835
GAS-DISTRIBUTION (0.24%)
 Sempra Energy                                           16,320                 417,302
HEALTH CARE COST CONTAINMENT (0.15%)
 McKesson                                                 6,550                 264,555
HOME DECORATION PRODUCTS (0.16%)
 Newell Rubbermaid                                        8,760                 275,064
HOME FURNISHINGS (0.20%)
 Leggett & Platt                                         13,370                 351,631
HOTELS & MOTELS (0.15%)
 Starwood Hotels & Resorts Worldwide                      6,970                 263,466
INDUSTRIAL GASES (0.16%)
 Air Products & Chemicals                                 5,750                 276,288
INSTRUMENTS-CONTROLS (0.14%)
 Thermo Electron /1/                                     12,560                 237,384
INSTRUMENTS-SCIENTIFIC (0.09%)
 Applied Biosystems Group                                 9,040                 154,765
INSURANCE BROKERS (0.31%)
 Marsh & McLennan                                         5,410                 546,843
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.38%)
 Stilwell Financial                                      16,010                 341,974
 T. Rowe Price Group                                      9,230                 323,696
                                                                                665,670
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (0.96%)
                                                                           $
 Aflac                                                   12,460                 372,554
 Jefferson-Pilot                                          8,220                 411,657
 John Hancock Financial Services                          5,350                 206,510
 Lincoln National                                         6,570                 314,703
 Torchmark                                                9,430                 385,593
                                                                              1,691,017
MACHINERY-CONSTRUCTION & MINING (0.30%)
 Caterpillar                                              9,540                 521,075
MACHINERY-FARM (0.19%)
 Deere                                                    7,430                 332,567
MACHINERY-GENERAL INDUSTRY (0.48%)
 Dover                                                   10,740                 400,172
 Ingersoll-Rand                                           8,800                 439,560
                                                                                839,732
MEDICAL INSTRUMENTS (1.14%)
 Biomet                                                   8,700                 245,601
 Boston Scientific /1/                                    9,230                 230,012
 Guidant                                                  7,890                 296,664
 Medtronic                                               21,160                 945,640
 St. Jude Medical                                         3,290                 273,761
                                                                              1,991,678
MEDICAL PRODUCTS (2.36%)
 Baxter International                                     9,930                 565,017
 Johnson & Johnson                                       52,580               3,357,759
 Stryker                                                  4,010                 214,575
                                                                              4,137,351
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Amgen /1/                                               19,220               1,016,353
 Biogen /1/                                               4,540                 197,354
 Chiron /1/                                               5,730                 231,893
 Immunex /1/                                             11,070                 300,440
                                                                              1,746,040
MEDICAL-DRUGS (7.25%)
 Abbott Laboratories                                     26,890               1,450,715
 Allergan                                                 4,170                 274,845
 Bristol-Myers Squibb                                    32,635                 939,888
 Eli Lilly                                               16,670               1,101,054
 Forest Laboratories /1/                                  4,110                 317,045
 Medimmune /1/                                            7,650                 255,510
 Merck                                                   39,760               2,160,558
 Pfizer                                                 110,340               4,010,859
 Schering-Plough                                         28,920                 789,516
 Wyeth                                                   24,810               1,414,170
                                                                             12,714,160
MEDICAL-HMO (0.53%)
 UnitedHealth Group                                       6,590                 578,668
 Wellpoint Health Networks /1/                            4,780                 358,882
                                                                                937,550
MEDICAL-HOSPITALS (0.71%)
 HCA                                                     11,630                 555,798
 Health Management Associates /1/                         9,760                 208,278
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                           $
 Tenet Healthcare /1/                                     6,520                 478,372
                                                                              1,242,448
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.40%)
 Cardinal Health                                         10,050                 695,962
METAL-ALUMINUM (0.48%)
 Alcan                                                    7,870                 288,278
 Alcoa                                                   16,410                 558,432
                                                                                846,710
MONEY CENTER BANKS (2.30%)
 Bank of America                                         30,200               2,188,896
 JP Morgan Chase                                         26,880                 943,488
 Wachovia                                                23,560                 896,222
                                                                              4,028,606
MOTORCYCLE & MOTOR SCOOTER (0.25%)
 Harley-Davidson                                          8,400                 445,116
MULTI-LINE INSURANCE (2.39%)
 Allstate                                                 5,340                 212,212
 American International Group                            46,973               3,246,774
 Hartford Financial Services                              5,610                 388,773
 St. Paul                                                 6,840                 340,700
                                                                              4,188,459
MULTIMEDIA (2.51%)
 AOL Time Warner /1/                                     82,090               1,561,352
 Gannett                                                  6,400                 469,120
 Viacom /1/                                              33,450               1,575,495
 Walt Disney                                             34,620                 802,491
                                                                              4,408,458
NETWORKING PRODUCTS (1.41%)
 Cisco Systems /1/                                      149,120               2,184,608
 Lucent Technologies                                     61,500                 282,900
                                                                              2,467,508
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Waste Management                                        12,240                 322,402
OFFICE AUTOMATION & EQUIPMENT (0.29%)
 Pitney Bowes                                             7,760                 326,696
 Xerox                                                   19,900                 176,115
                                                                                502,811
OFFICE SUPPLIES & FORMS (0.20%)
 Avery Dennison                                           5,590                 358,039
OIL & GAS DRILLING (0.72%)
 Nabors Industries /1/                                    8,600                 391,730
 Noble Drilling /1/                                       8,800                 381,480
 Transocean Sedco Forex                                  13,650                 484,575
                                                                              1,257,785
OIL COMPANY-INTEGRATED (5.14%)
 ChevronTexaco                                           16,413               1,423,171
 Conoco                                                  17,540                 491,997
 Exxon Mobil                                            118,118               4,744,800
 Marathon Oil                                            15,810                 459,439
 Royal Dutch Petroleum                                   36,300               1,897,038
                                                                              9,016,445
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.46%)
                                                                           $
 Baker Hughes                                            12,850                 484,188
 Schlumberger                                             6,010                 329,047
                                                                                813,235
PAPER & RELATED PRODUCTS (0.56%)
 Louisiana-Pacific                                       30,060                 351,702
 Temple-Inland                                            5,960                 315,522
 Weyerhaeuser                                             5,410                 322,490
                                                                                989,714
PHARMACEUTICALS (0.39%)
 Pharmacia                                               16,740                 690,190
PHOTO EQUIPMENT & SUPPLIES (0.15%)
 Eastman Kodak                                            8,160                 262,834
PIPELINES (0.58%)
 El Paso                                                 14,196                 567,840
 Williams                                                23,723                 453,109
                                                                              1,020,949
PROPERTY & CASUALTY INSURANCE (0.72%)
 ACE                                                      6,530                 284,186
 Chubb                                                    4,360                 334,412
 Progressive                                              5,100                 293,250
 XL Capital                                               3,810                 359,473
                                                                              1,271,321
PUBLISHING-NEWSPAPERS (0.28%)
 Knight Ridder                                            7,360                 493,120
REGIONAL BANKS (3.73%)
 Bank One                                                22,720                 928,566
 Comerica                                                 7,940                 499,029
 Fifth Third Bancorp                                     11,230                 770,266
 FleetBoston Financial                                   21,740                 767,422
 National City                                           19,080                 595,296
 PNC Financial Services Group                             8,920                 491,938
 Union Planters                                           8,530                 427,438
 US Bancorp                                              22,540                 534,198
 Wells Fargo                                             29,920               1,530,408
                                                                              6,544,561
RETAIL-BEDDING (0.22%)
 Bed Bath & Beyond /1/                                   10,160                 377,647
RETAIL-BUILDING PRODUCTS (1.69%)
 Home Depot                                              49,210               2,281,868
 Lowe's                                                  16,150                 682,983
                                                                              2,964,851
RETAIL-DISCOUNT (3.50%)
 Costco Wholesale                                        13,080                 525,816
 Dollar General                                          17,010                 267,908
 Target                                                  19,110                 834,151
 Wal-Mart Stores                                         80,700               4,507,902
                                                                              6,135,777
RETAIL-DRUG STORE (0.26%)
 Walgreen                                                11,910                 449,841
RETAIL-MAJOR DEPARTMENT STORE (0.45%)
 May Department Stores                                   10,010                 347,147
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (CONTINUED)
                                                                           $
 Sears Roebuck                                            8,430                 444,682
                                                                                791,829
RETAIL-OFFICE SUPPLIES (0.14%)
 Staples /1/                                             12,380                 247,229
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Federated Department Stores /1/                          8,200                 325,786
 Kohls /1/                                                9,740                 717,838
                                                                              1,043,624
RETAIL-RESTAURANTS (0.41%)
 McDonald's                                              25,420                 721,928
RUBBER-TIRES (0.35%)
 Cooper Tire & Rubber                                    16,080                 398,784
 Goodyear Tire & Rubber                                  10,020                 222,945
                                                                                621,729
SAVINGS & LOANS-THRIFTS (0.33%)
 Washington Mutual                                       15,140                 571,232
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.73%)
 Analog Devices /1/                                      10,070                 372,187
 Linear Technology                                       10,120                 393,263
 Maxim Integrated Products /1/                           10,473                 521,556
                                                                              1,287,006
SEMICONDUCTOR EQUIPMENT (0.64%)
 Applied Materials /1/                                   34,060                 828,339
 Kla-Tencor /1/                                           4,860                 286,594
                                                                              1,114,933
TELECOMMUNICATION EQUIPMENT (0.42%)
 Comverse Technology /1/                                 15,730                 189,232
 Nortel Networks                                         57,600                 195,840
 Qualcomm /1/                                             6,350                 191,516
 Tellabs /1/                                             19,070                 161,904
                                                                                738,492
TELEPHONE-INTEGRATED (3.68%)
 Alltel                                                   7,260                 359,370
 AT&T                                                    59,600                 781,952
 BellSouth                                               30,610                 929,013
 Qwest Communications International                      30,500                 153,415
 SBC Communications                                      54,350               1,688,111
 Sprint                                                  21,150                 335,228
 Sprint PCS /1/                                          20,130                 225,657
 Verizon Communications                                  46,198               1,853,002
 WorldCom /1/                                            49,810                 123,479
                                                                              6,449,227
TOBACCO (1.25%)
 Philip Morris                                           40,300               2,193,529
TRANSPORT-RAIL (0.61%)
 Burlington Northern Santa Fe                             9,960                 273,800
 Norfolk Southern                                        14,090                 301,949
 Union Pacific                                            8,690                 493,592
                                                                              1,069,341
TRANSPORT-SERVICES (0.20%)
 FedEx /1/                                                6,700                 346,189
                                                       Shares
                                                        Held                   Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.12%)
                                                                           $
 Yahoo /1/                                               14,810                 218,596
WIRELESS EQUIPMENT (0.47%)
 Motorola                                                53,510                 824,054
                                           TOTAL COMMON STOCKS              172,360,413

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.85%)
DIVERSIFIED FINANCIAL SERVICES (1.85%)
 Investment in Joint Trading Account;
  Citigroup
                                                     $                     $
  1.85%; 05/01/02                                     3,242,138               3,242,138
                                        TOTAL COMMERCIAL PAPER                3,242,138
                                                                           ------------

                         TOTAL PORTFOLIO INVESTMENTS (100.11%)              175,602,551
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS
 (-0.11%)                                                                      (188,869)
                                    TOTAL NET ASSETS (100.00%)             $175,413,682
                                                                           ---------------



                                                     Unrealized
 Contract                 Opening       Current     Gain (Loss)
   Type     Commitment  Market Value  Market Value
----------------------------------------------------------------
FUTURES CONTRACTS
11 S&P 500    Buy        $3,191,375    $2,962,300    $(229,075)
June, 2002
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL CAPITAL VALUE FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                 Shares
                                                  Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (99.33%)
AEROSPACE & DEFENSE EQUIPMENT (3.17%)
                                                                     $
 Lockheed Martin                                  128,000               8,051,200
 United Technologies                               94,000               6,595,980
                                                                       14,647,180
APPLIANCES (0.68%)
 Whirlpool                                         42,000               3,147,900
APPLICATIONS SOFTWARE (0.65%)
 Compuware /1/                                    191,700               1,502,928
 Intuit /1/                                        38,100               1,492,758
                                                                        2,995,686
AUTO-CARS & LIGHT TRUCKS (0.39%)
 General Motors                                    28,000               1,796,200
BROADCASTING SERVICES & PROGRAMMING (0.24%)
 Liberty Media /1/                                103,300               1,105,310
BUILDING-RESIDENTIAL & COMMERCIAL (1.00%)
 Lennar                                            83,300               4,626,482
CABLE TV (1.03%)
 Cablevision Systems /1/                          149,849               3,311,663
 USA Networks /1/                                  49,100               1,468,581
                                                                        4,780,244
CASINO HOTELS (0.38%)
 Harrah's Entertainment /1/                        36,100               1,774,676
CASINO SERVICES (1.31%)
 International Game Technology                     96,000               6,043,200
CHEMICALS-DIVERSIFIED (2.03%)
 E.I. Du Pont de Nemours                          210,300               9,358,350
CHEMICALS-SPECIALTY (0.30%)
 Cabot                                             46,200               1,376,760
COATINGS & PAINT (0.35%)
 Valspar                                           35,600               1,639,380
COMMERCIAL BANKS (6.11%)
 Amsouth Bancorp.                                 297,200               6,749,412
 Associated Banc                                  137,390               5,146,629
 First Tennessee National                         126,700               4,898,222
 Hibernia                                         283,500               5,655,825
 North Fork Bancorp.                              149,600               5,777,552
                                                                       28,227,640
COMMERCIAL SERVICE-FINANCE (0.31%)
 H&R Block                                         36,100               1,448,332
COMPUTER AIDED DESIGN (0.32%)
 Autodesk                                          79,400               1,460,166
COMPUTER SERVICES (1.35%)
 Computer Sciences /1/                            103,500               4,641,975
 Electronic Data Systems                           29,235               1,586,291
                                                                        6,228,266
COMPUTERS (2.60%)
 Hewlett-Packard                                  456,800               7,811,280
 International Business Machines                   50,100               4,196,376
                                                                       12,007,656
                                                 Shares
                                                  Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (1.40%)
                                                                     $
 Clorox                                           146,300               6,473,775
CONTAINERS-PAPER & PLASTIC (1.12%)
 Bemis                                             26,700               1,421,241
 Pactiv /1/                                        83,700               1,730,079
 Sealed Air /1/                                    45,300               2,023,551
                                                                        5,174,871
COSMETICS & TOILETRIES (3.23%)
 Procter & Gamble                                 165,100              14,901,926
DATA PROCESSING & MANAGEMENT (1.42%)
 Acxiom /1/                                       395,000               6,568,850
DIVERSIFIED FINANCIAL SERVICES (1.78%)
 Citigroup                                        189,446               8,203,012
DIVERSIFIED MANUFACTURING OPERATIONS (2.56%)
 3M                                                22,800               2,868,240
 FMC                                               46,300               1,791,810
 Illinois Tool Works                               99,700               7,188,370
                                                                       11,848,420
ELECTRIC-INTEGRATED (4.09%)
 Alliant Energy                                   206,300               5,827,975
 Dominion Resources                                21,800               1,447,956
 Entergy                                           84,000               3,897,600
 FirstEnergy                                       46,600               1,551,780
 Idacorp                                          163,000               6,167,920
                                                                       18,893,231
ELECTRONICS-MILITARY (0.64%)
 L-3 Communications Holdings /1/                   23,000               2,938,940
ENTERPRISE SOFTWARE & SERVICE (1.15%)
 Computer Associates International                285,100               5,302,860
FINANCE-CONSUMER LOANS (1.37%)
 Household International                          108,700               6,336,123
FINANCE-INVESTMENT BANKER & BROKER (3.34%)
 Bear Stearns                                      97,500               6,039,150
 Morgan Stanley Dean Witter                       196,600               9,381,752
                                                                       15,420,902
FINANCE-MORTGAGE LOAN/BANKER (3.80%)
 Federal Home Loan Mortgage                        89,600               5,855,360
 Federal National Mortgage Association            148,000              11,681,640
                                                                       17,537,000
FINANCIAL GUARANTEE INSURANCE (1.43%)
 MBIA                                             122,600               6,611,818
FOOD-WHOLESALE/DISTRIBUTION (0.32%)
 Supervalu                                         49,300               1,479,000
INTERNET INCUBATORS (0.31%)
 CMGI                                           1,137,300               1,455,744
LIFE & HEALTH INSURANCE (1.78%)
 John Hancock Financial Services                  173,400               6,693,240
 Torchmark                                         37,600               1,537,464
                                                                        8,230,704
                                                 Shares
                                                  Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.60%)
                                                                     $
 Johnson & Johnson                                 43,400               2,771,524
MEDICAL-HMO (1.10%)
 Wellpoint Health Networks /1/                     67,700               5,082,916
MEDICAL-HOSPITALS (1.78%)
 Tenet Healthcare /1/                             111,800               8,202,766
MONEY CENTER BANKS (3.76%)
 Bank of America                                  239,900              17,387,952
MULTI-LINE INSURANCE (1.19%)
 American International Group                      54,747               3,784,113
 MetLife                                           49,800               1,700,172
                                                                        5,484,285
MULTIMEDIA (3.02%)
 Gannett                                          101,000               7,403,300
 McGraw-Hill                                      102,200               6,539,778
                                                                       13,943,078
OFFICE AUTOMATION & EQUIPMENT (0.27%)
 Xerox                                            141,100               1,248,735
OIL & GAS DRILLING (0.53%)
 Noble Drilling /1/                                56,000               2,427,600
OIL COMPANY-INTEGRATED (6.38%)
 ChevronTexaco                                     25,300               2,193,763
 Conoco                                           111,600               3,130,380
 Exxon Mobil                                      445,700              17,903,769
 Marathon Oil                                     155,400               4,515,924
 Occidental Petroleum                              59,800               1,719,250
                                                                       29,463,086
OIL REFINING & MARKETING (1.13%)
 Sunoco                                            53,400               1,835,892
 Valero Energy                                     78,200               3,375,112
                                                                        5,211,004
PAPER & RELATED PRODUCTS (1.71%)
 Georgia-Pacific                                  223,700               6,482,826
 International Paper                               34,400               1,425,192
                                                                        7,908,018
PROPERTY & CASUALTY INSURANCE (2.33%)
 Fidelity National Financial                      125,500               3,871,675
 Progressive                                      120,000               6,900,000
                                                                       10,771,675
RADIO (0.40%)
 Westwood One                                      51,000               1,836,000
REGIONAL BANKS (4.56%)
 Bank One                                         194,700               7,957,389
 National City                                    250,800               7,824,960
 Union Planters                                   105,500               5,286,605
                                                                       21,068,954
RETAIL-DISCOUNT (0.30%)
 Target                                            31,800               1,388,070
RETAIL-MAJOR DEPARTMENT STORE (0.31%)
 Sears Roebuck                                     27,100               1,429,525
                                                 Shares
                                                  Held                  Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.49%)
                                                                     $
 Darden Restaurants                                57,100               2,278,290
SATELLITE TELECOM (1.37%)
 PanAmSat /1/                                     268,800               6,314,112
TELECOMMUNICATION EQUIPMENT (0.98%)
 UTStarcom /1/                                    183,900               4,505,550
TELEPHONE-INTEGRATED (7.29%)
 Alltel                                           133,700               6,618,150
 AT&T                                             656,300               8,610,656
 BellSouth                                        262,600               7,969,910
 SBC Communications                               271,800               8,442,108
 Verizon Communications                            51,362               2,060,130
                                                                       33,700,954
TEXTILE-HOME FURNISHINGS (0.37%)
 Mohawk Industries /1/                             26,900               1,730,477
TOBACCO (3.07%)
 Philip Morris                                    230,300              12,535,229
 RJ Reynolds Tobacco Holdings                      24,100               1,667,720
                                                                       14,202,949
TRANSPORT-RAIL (2.93%)
 Burlington Northern Santa Fe                      44,800               1,231,552
 Norfolk Southern                                 290,400               6,223,272
 Union Pacific                                    107,300               6,094,640
                                                                       13,549,464
TRANSPORT-SERVICES (1.50%)
 FedEx /1/                                        133,800               6,913,446
                                     TOTAL COMMON STOCKS              458,861,034

                                               Principal
                                                 Amount                 Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.60%)
DIVERSIFIED FINANCIAL SERVICES (0.60%)
 Investment in Joint Trading Account;
  Citigroup
                                               $                     $
  1.85%; 05/01/02                               2,792,540               2,792,540
                                  TOTAL COMMERCIAL PAPER                2,792,540
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (99.93%)              461,653,574
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (0.07%)                                                                  326,911
                              TOTAL NET ASSETS (100.00%)             $461,980,485
                                                                     --------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL GROWTH FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)


                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (97.78%)
APPLICATIONS SOFTWARE (2.90%)
                                                                        $
 Microsoft /1/                                        95,300              4,980,378
 Siebel Systems /1/                                  235,200              5,689,488
                                                                         10,669,866
CABLE TV (3.60%)
 Comcast                                             495,700             13,259,975
COMMERCIAL SERVICE-FINANCE (5.19%)
 H&R Block                                           202,400              8,120,288
 Paychex                                             293,500             10,956,355
                                                                         19,076,643
COMPUTERS (1.23%)
 Sun Microsystems /1/                                553,200              4,525,176
COMPUTERS-MEMORY DEVICES (2.19%)
 EMC                                                 226,100              2,066,554
 Veritas Software /1/                                211,000              5,979,740
                                                                          8,046,294
DATA PROCESSING & MANAGEMENT (2.63%)
 Automatic Data Processing                           190,000              9,659,600
DIVERSIFIED FINANCIAL SERVICES (3.20%)
 Citigroup                                           271,633             11,761,709
DIVERSIFIED MANUFACTURING OPERATIONS (4.56%)
 General Electric                                    532,000             16,784,600
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.76%)
 Intel                                               146,800              4,199,948
 Texas Instruments                                   192,300              5,947,839
                                                                         10,147,787
ENTERPRISE SOFTWARE & SERVICE (0.87%)
 BEA Systems /1/                                     297,000              3,183,840
FIDUCIARY BANKS (1.77%)
 Bank of New York                                     41,500              1,518,485
 State Street                                         98,000              5,008,780
                                                                          6,527,265
FINANCE-INVESTMENT BANKER & BROKER (1.01%)
 Morgan Stanley Dean Witter                           77,900              3,717,388
FINANCE-MORTGAGE LOAN/BANKER (2.26%)
 Federal National Mortgage Association               105,400              8,319,222
FOOD-CONFECTIONERY (0.47%)
 Wm. Wrigley Jr.                                      31,600              1,738,000
FOOD-WHOLESALE/DISTRIBUTION (3.44%)
 Sysco                                               436,200             12,654,162
INTERNET SECURITY (0.30%)
 Check Point Software Technologies /1/                60,850              1,104,428
MEDICAL INSTRUMENTS (6.81%)
 Biomet                                              254,550              7,185,946
 Medtronic                                           399,400             17,849,186
                                                                         25,035,132
MEDICAL PRODUCTS (6.16%)
 Johnson & Johnson                                   354,600             22,644,756
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (8.24%)
                                                                        $
 Pfizer                                              833,300             30,290,455
MEDICAL-HOSPITALS (3.05%)
 Tenet Healthcare /1/                                153,000             11,225,610
MEDICAL-WHOLESALE DRUG DISTRIBUTION (4.02%)
 Cardinal Health                                     213,650             14,795,262
MOTORCYCLE & MOTOR SCOOTER (0.49%)
 Harley-Davidson                                      34,000              1,801,660
MULTI-LINE INSURANCE (2.92%)
 American International Group                        155,350             10,737,792
NETWORKING PRODUCTS (3.45%)
 Cisco Systems /1/                                   865,900             12,685,435
REGIONAL BANKS (3.76%)
 Fifth Third Bancorp                                 201,550             13,824,314
RETAIL-BEDDING (5.42%)
 Bed Bath & Beyond /1/                               536,500             19,941,705
RETAIL-BUILDING PRODUCTS (2.06%)
 Home Depot                                          163,200              7,567,584
RETAIL-DRUG STORE (0.76%)
 Walgreen                                             74,210              2,802,912
RETAIL-REGIONAL DEPARTMENT STORE (3.52%)
 Kohls /1/                                           175,800             12,956,460
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (6.05%)
 Linear Technology                                   242,700              9,431,322
 Maxim Integrated Products /1/                       257,700             12,833,460
                                                                         22,264,782
SEMICONDUCTOR EQUIPMENT (1.71%)
 Applied Materials /1/                               258,800              6,294,016
TELEPHONE-INTEGRATED (0.98%)
 BellSouth                                           118,300              3,590,405
                                        TOTAL COMMON STOCKS             359,634,235






                                           Principal
                                             Amount                 Value
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (2.33%)

DIVERSIFIED FINANCIAL SERVICES (2.33%)
 Investment in Joint Trading
  Account; Citigroup
                                                                 $
  1.85%; 05/01/02                          $8,575,955              8,575,955


                              TOTAL COMMERCIAL PAPER               8,575,955
                                                                 -----------



               TOTAL PORTFOLIO INVESTMENTS (100.11%)             368,210,190

LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
 ASSETS (-0.11%)                                             (410,541)
                      TOTAL NET ASSETS (100.00%)             $367,799,649
                                                             --------------


/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                   PRINCIPAL LARGECAP STOCK INDEX FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (94.95%)
ADVERTISING AGENCIES (0.26%)
                                                                           $
 Interpublic Group                                        1,576                 48,667
 Omnicom Group                                              776                 67,698
                                                                               116,365
AEROSPACE & DEFENSE (0.67%)
 Boeing                                                   3,495                155,877
 Northrop Grumman                                           460                 55,504
 Raytheon                                                 1,632                 69,033
 Rockwell Collins                                           766                 18,246
                                                                               298,660
AEROSPACE & DEFENSE EQUIPMENT (0.79%)
 Goodrich                                                   425                 13,566
 General Dynamics                                           842                 81,750
 Lockheed Martin                                          1,851                116,428
 United Technologies                                      1,973                138,445
                                                                               350,189
AIRLINES (0.20%)
 AMR                                                        646                 13,869
 Delta Air Lines                                            514                 14,243
 Southwest Airlines                                       3,200                 58,272
 US Airways Group                                           284                  1,477
                                                                                87,861
APPAREL MANUFACTURERS (0.12%)
 Jones Apparel Group /1/                                    524                 20,410
 Liz Claiborne                                              439                 13,736
 VF                                                         463                 20,266
                                                                                54,412
APPLIANCES (0.08%)
 Maytag                                                     320                 14,768
 Whirlpool                                                  279                 20,911
                                                                                35,679
APPLICATIONS SOFTWARE (2.95%)
 Citrix Systems /1/                                         783                  9,083
 Compuware /1/                                            1,558                 12,215
 Intuit /1/                                                 888                 34,792
 Mercury Interactive /1/                                    345                 12,858
 Microsoft /1/                                           22,602              1,181,180
 Parametric Technology /1/                                1,085                  4,383
 Rational Software /1/                                      811                 11,816
 Siebel Systems /1/                                       1,930                 46,687
                                                                             1,313,014
ATHLETIC FOOTWEAR (0.15%)
 Nike                                                     1,119                 59,676
 Reebok International                                       246                  6,802
                                                                                66,478
AUTO-CARS & LIGHT TRUCKS (0.61%)
 Ford Motor                                               7,558                120,928
 General Motors                                           2,319                148,764
                                                                               269,692
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.07%)
 Navistar International                                     250                  9,975
 Paccar                                                     320                 22,870
                                                                                32,845
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
                                                                           $
 Dana                                                       620                 12,561
 Delphi Automotive Systems                                2,338                 36,356
 TRW                                                        527                 29,001
 Visteon                                                    545                  8,415
                                                                                86,333
BEVERAGES-NON-ALCOHOLIC (2.30%)
 Coca-Cola                                               10,371                575,694
 Coca-Cola Enterprises                                    1,856                 36,415
 Pepsi Bottling Group                                     1,191                 34,110
 Pepsico                                                  7,302                378,974
                                                                             1,025,193
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                               285                 22,407
BREWERY (0.46%)
 Adolph Coors                                               151                 10,094
 Anheuser-Busch                                           3,691                195,623
                                                                               205,717
BROADCASTING SERVICES & PROGRAMMING (0.26%)
 Clear Channel Communications /1/                         2,494                117,093
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.16%)
 Masco                                                    1,915                 53,812
 Vulcan Materials                                           423                 19,466
                                                                                73,278
BUILDING-MAINTENANCE & SERVICE (0.05%)
 Ecolab                                                     534                 23,448
BUILDING-RESIDENTIAL & COMMERCIAL (0.09%)
 Centex                                                     255                 14,356
 KB Home                                                    210                 10,469
 Pulte                                                      252                 13,406
                                                                                38,231
CABLE TV (0.24%)
 Comcast                                                  3,944                105,502
CASINO HOTELS (0.05%)
 Harrah's Entertainment /1/                                 468                 23,007
CASINO SERVICES (0.05%)
 International Game Technology                              374                 23,543
CELLULAR TELECOMMUNICATIONS (0.27%)
 AT&T Wireless Services                                  11,280                100,956
 Nextel Communications /1/                                3,332                 18,359
                                                                               119,315
CHEMICALS-DIVERSIFIED (0.87%)
 Dow Chemical                                             3,764                119,695
 E.I. Du Pont de Nemours                                  4,279                190,415
 Hercules                                                   453                  5,527
 PPG Industries                                             705                 36,879
 Rohm & Haas                                                920                 34,141
                                                                               386,657
CHEMICALS-SPECIALTY (0.14%)
 Ashland                                                    289                 11,800
 Eastman Chemical                                           322                 14,200
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                           $
 Engelhard                                                  542                 16,488
 Great Lakes Chemical                                       209                  5,380
 Sigma-Aldrich                                              306                 14,498
                                                                                62,366
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /1/                                          823                 16,797
COATINGS & PAINT (0.04%)
 Sherwin-Williams                                           645                 19,821
COMMERCIAL BANKS (0.59%)
 Amsouth Bancorp.                                         1,521                 34,542
 BB&T                                                     1,924                 73,266
 Marshall & Ilsley                                          447                 28,451
 Regions Financial                                          949                 33,281
 SouthTrust                                               1,446                 38,579
 Synovus Financial                                        1,216                 32,881
 Zions Bancorp                                              383                 20,713
                                                                               261,713
COMMERCIAL SERVICE-FINANCE (0.48%)
 Concord EFS /1/                                          2,121                 67,074
 Deluxe                                                     276                 12,111
 Equifax                                                    605                 16,529
 H&R Block                                                  763                 30,611
 Moody's                                                    651                 28,371
 Paychex                                                  1,564                 58,384
                                                                               213,080
COMMERCIAL SERVICES (0.06%)
 Convergys /1/                                              718                 19,867
 Quintiles Transnational /1/                                499                  7,086
                                                                                26,953
COMPUTER AIDED DESIGN (0.02%)
 Autodesk                                                   458                  8,423
COMPUTER SERVICES (0.36%)
 Computer Sciences /1/                                      713                 31,978
 Electronic Data Systems                                  2,007                108,900
 Unisys                                                   1,346                 18,171
                                                                               159,049
COMPUTERS (2.84%)
 Apple Computer                                           1,475                 35,798
 Compaq Computer                                          7,112                 72,187
 Dell Computer /1/                                       10,881                286,606
 Gateway /1/                                              1,352                  7,409
 Hewlett-Packard                                          8,103                138,561
 International Business Machines                          7,190                602,234
 Palm /1/                                                 2,410                  7,640
 Sun Microsystems /1/                                    13,558                110,904
                                                                             1,261,339
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR /1/                                                    405                 15,738
COMPUTERS-MEMORY DEVICES (0.30%)
 EMC                                                      9,247                 84,517
 Veritas Software /1/                                     1,673                 47,413
                                                                               131,930
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.07%)
                                                                           $
 Lexmark International /1/                                  543                 32,461
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 American Greetings                                         266                  4,722
 Clorox                                                     972                 43,011
 Fortune Brands                                             620                 32,401
 Tupperware                                                 243                  5,579
                                                                                85,713
CONTAINERS-METAL & GLASS (0.02%)
 Ball                                                       229                 10,889
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                      220                 11,711
 Pactiv /1/                                                 665                 13,745
 Sealed Air /1/                                             349                 15,590
                                                                                41,046
COSMETICS & TOILETRIES (2.23%)
 Alberto-Culver                                             240                 13,097
 Avon Products                                              986                 55,068
 Colgate-Palmolive                                        2,303                122,082
 Gillette                                                 4,405                156,289
 International Flavors & Fragrances                         396                 12,751
 Kimberly-Clark                                           2,192                142,743
 Procter & Gamble                                         5,410                488,307
                                                                               990,337
CRUISE LINES (0.18%)
 Carnival                                                 2,447                 81,510
DATA PROCESSING & MANAGEMENT (0.66%)
 Automatic Data Processing                                2,589                131,625
 First Data                                               1,592                126,548
 Fiserv /1/                                                 795                 35,346
                                                                               293,519
DISPOSABLE MEDICAL PRODUCTS (0.03%)
 C.R. Bard                                                  213                 11,702
DISTRIBUTION/WHOLESALE (0.11%)
 Genuine Parts                                              725                 25,020
 W.W. Grainger                                              390                 21,867
                                                                                46,887
DIVERSIFIED FINANCIAL SERVICES (2.09%)
 Citigroup                                               21,473                929,781
DIVERSIFIED MANUFACTURING OPERATIONS (4.57%)
 3M                                                       1,636                205,809
 Cooper Industries                                          391                 17,126
 Crane                                                      249                  6,868
 Danaher                                                    622                 44,523
 Eaton                                                      289                 24,452
 General Electric /2/                                    41,469              1,308,347
 Honeywell International                                  3,394                124,492
 Illinois Tool Works                                      1,272                 91,711
 ITT Industries                                             369                 25,778
 Textron                                                    590                 29,016
 Tyco International                                       8,332                153,725
                                                                             2,031,847
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.17%)
                                                                           $
 Cendant /1/                                              4,097                 73,705
E-COMMERCE-SERVICES (0.03%)
 TMP Worldwide /1/                                          461                 13,908
E-SERVICES-CONSULTING (0.01%)
 Sapient /1/                                                527                  2,572
ELECTRIC PRODUCTS-MISCELLANEOUS (0.27%)
 Emerson Electric                                         1,756                 93,753
 Molex                                                      811                 27,266
                                                                               121,019
ELECTRIC-GENERATION (0.04%)
 AES                                                      2,225                 17,845
ELECTRIC-INTEGRATED (2.43%)
 Allegheny Energy                                           522                 21,882
 Ameren                                                     574                 23,970
 American Electric Power                                  1,345                 61,601
 Cinergy                                                    694                 24,658
 CMS Energy                                                 555                 10,745
 Consolidated Edison                                        886                 38,621
 Constellation Energy Group                                 683                 21,801
 Dominion Resources                                       1,098                 72,929
 DTE Energy                                                 679                 30,786
 Duke Energy                                              3,448                132,162
 Edison International                                     1,360                 24,684
 Entergy                                                    923                 42,827
 Exelon                                                   1,339                 72,708
 FirstEnergy                                              1,242                 41,359
 FPL Group                                                  734                 46,602
 NiSource                                                   866                 19,139
 PG&E                                                     1,619                 38,046
 Pinnacle West Capital                                      353                 15,468
 PPL                                                        612                 23,323
 Progress Energy                                            913                 47,376
 Public Service Enterprise Group                            859                 39,815
 Reliant Energy                                           1,244                 31,573
 Southern                                                 2,901                 82,243
 Teco Energy                                                583                 16,231
 TXU                                                      1,106                 60,188
 XCEL Energy                                              1,538                 39,111
                                                                             1,079,848
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                              329                  2,750
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.11%)
 Sanmina /1/                                              2,182                 22,693
 Solectron /1/                                            3,425                 25,002
                                                                                47,695
ELECTRONIC COMPONENTS-SEMICONDUCTOR (3.00%)
 Advanced Micro Devices /1/                               1,418                 15,853
 Altera /1/                                               1,608                 33,061
 Applied Micro Circuits /1/                               1,249                  8,431
 Broadcom /1/                                             1,095                 37,778
 Conexant Systems /1/                                     1,067                 10,883
 Intel                                                   28,014                801,481
 LSI Logic /1/                                            1,531                 19,673
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                           $
 Micron Technology                                        2,505                 59,369
 National Semiconductor /1/                                 741                 23,356
 Nvidia /1/                                                 603                 20,990
 PMC - Sierra /1/                                           689                 10,721
 QLogic /1/                                                 388                 17,735
 Texas Instruments                                        7,247                224,150
 Xilinx /1/                                               1,400                 52,864
                                                                             1,336,345
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts                                             243                  5,711
ELECTRONIC FORMS (0.09%)
 Adobe Systems                                              989                 39,520
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                                 1,935                 58,147
 Tektronix                                                  384                  8,448
                                                                                66,595
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.03%)
 Fluor                                                      334                 13,804
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine                                             172                  7,319
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 BMC Software /1/                                         1,013                 14,648
 Computer Associates International                        2,410                 44,826
 Novell /1/                                               1,514                  5,602
 Oracle /1/                                              22,944                230,357
 Peoplesoft /1/                                           1,264                 29,287
                                                                               324,720
FIDUCIARY BANKS (0.68%)
 Bank of New York                                         3,074                112,478
 Mellon Financial                                         1,845                 69,667
 Northern Trust                                             927                 49,242
 State Street                                             1,355                 69,254
                                                                               300,641
FILTRATION & SEPARATION PRODUCTS (0.02%)
 Pall                                                       510                 10,608
FINANCE-CONSUMER LOANS (0.39%)
 Household International                                  1,910                111,334
 USA Education                                              654                 62,686
                                                                               174,020
FINANCE-CREDIT CARD (0.94%)
 American Express                                         5,569                228,385
 Capital One Financial                                      897                 53,721
 MBNA                                                     3,555                126,025
 Providian Financial                                      1,186                  8,420
                                                                               416,551
FINANCE-INVESTMENT BANKER & BROKER (1.02%)
 Bear Stearns                                               417                 25,829
 Lehman Brothers Holdings                                 1,019                 60,121
 Merrill Lynch                                            3,515                147,419
 Morgan Stanley Dean Witter                               4,598                219,417
                                                                               452,786
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (1.22%)
                                                                           $
 Countrywide Credit Industries                              512                 23,916
 Federal Home Loan Mortgage                               2,901                189,580
 Federal National Mortgage Association                    4,170                329,138
                                                                               542,634
FINANCIAL GUARANTEE INSURANCE (0.21%)
 AMBAC Financial Group                                      440                 27,658
 MBIA                                                       619                 33,383
 MGIC Investment                                            447                 31,898
                                                                                92,939
FOOD (0.08%)
 Archer-Daniels-Midland                                   2,732                 36,254
FOOD-CONFECTIONERY (0.20%)
 Hershey Foods                                              566                 38,488
 Wm. Wrigley Jr.                                            940                 51,700
                                                                                90,188
FOOD-MISCELLANEOUS/DIVERSIFIED (1.16%)
 Campbell Soup                                            1,710                 47,213
 Conagra Foods                                            2,242                 54,929
 General Mills                                            1,525                 67,176
 H.J. Heinz                                               1,461                 61,348
 Kellogg                                                  1,697                 60,956
 Sara Lee                                                 3,278                 69,428
 Unilever                                                 2,386                154,374
                                                                               515,424
FOOD-RETAIL (0.52%)
 Albertson's                                              1,696                 56,884
 Kroger                                                   3,341                 76,075
 Safeway /1/                                              2,095                 87,885
 Winn-Dixie Stores                                          587                 10,184
                                                                               231,028
FOOD-WHOLESALE/DISTRIBUTION (0.22%)
 Supervalu                                                  553                 16,590
 Sysco                                                    2,776                 80,532
                                                                                97,122
FORESTRY (0.05%)
 Plum Creek Timber                                          762                 23,203
GAS-DISTRIBUTION (0.13%)
 KeySpan                                                    581                 20,510
 Nicor                                                      185                  8,654
 Peoples Energy                                             148                  5,772
 Sempra Energy                                              865                 22,118
                                                                                57,054
GOLD MINING (0.24%)
 Barrick Gold                                             2,237                 44,897
 Newmont Mining                                           1,635                 46,614
 Placer Dome                                              1,371                 16,109
                                                                               107,620
HEALTH CARE COST CONTAINMENT (0.11%)
 McKesson                                                 1,200                 48,468
HOME DECORATION PRODUCTS (0.08%)
 Newell Rubbermaid                                        1,114                 34,980
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.05%)
                                                                           $
 Leggett & Platt                                            820                 21,566
HOTELS & MOTELS (0.23%)
 Hilton Hotels                                            1,541                 25,211
 Marriott International                                   1,006                 44,203
 Starwood Hotels & Resorts Worldwide                        825                 31,185
                                                                               100,599
HUMAN RESOURCES (0.04%)
 Robert Half International                                  732                 19,222
IDENTIFICATION SYSTEM/DEVELOPMENT (0.02%)
 Symbol Technologies                                        953                  8,062
INDEPENDENT POWER PRODUCER (0.08%)
 Calpine /1/                                              1,579                 17,369
 Mirant /1/                                               1,673                 20,210
                                                                                37,579
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 Rockwell International                                     770                 16,532
INDUSTRIAL GASES (0.19%)
 Air Products & Chemicals                                   948                 45,551
 Praxair                                                    671                 38,314
                                                                                83,865
INSTRUMENTS-CONTROLS (0.16%)
 Johnson Controls                                           366                 31,567
 Parker Hannifin                                            489                 24,426
 Thermo Electron /1/                                        742                 14,024
                                                                                70,017
INSTRUMENTS-SCIENTIFIC (0.10%)
 Applied Biosystems Group                                   887                 15,185
 Millipore                                                  199                  7,950
 PerkinElmer                                                512                  6,554
 Waters /1/                                                 546                 14,715
                                                                                44,404
INSURANCE BROKERS (0.35%)
 AON                                                      1,124                 40,160
 Marsh & McLennan                                         1,146                115,838
                                                                               155,998
INTERNET BROKERS (0.15%)
 Charles Schwab                                           5,704                 64,969
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.19%)
 Franklin Resources                                       1,091                 45,713
 Stilwell Financial                                         924                 19,737
 T. Rowe Price Group                                        515                 18,061
                                                                                83,511
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                  366                 10,318
LIFE & HEALTH INSURANCE (0.53%)
 Aflac                                                    2,179                 65,152
 Conseco                                                  1,439                  5,368
 Jefferson-Pilot                                            628                 31,450
 John Hancock Financial Services                          1,247                 48,134
 Lincoln National                                           791                 37,889
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                           $
 Torchmark                                                  518                 21,181
 UnumProvident                                            1,010                 28,522
                                                                               237,696
LINEN SUPPLY & RELATED ITEMS (0.08%)
 Cintas                                                     709                 36,705
MACHINERY-CONSTRUCTION & MINING (0.18%)
 Caterpillar                                              1,433                 78,270
MACHINERY-FARM (0.10%)
 Deere                                                      992                 44,402
MACHINERY-GENERAL INDUSTRY (0.16%)
 Dover                                                      846                 31,522
 Ingersoll-Rand                                             701                 35,015
 McDermott International                                    257                  4,104
                                                                                70,641
MEDICAL INFORMATION SYSTEM (0.06%)
 IMS Health                                               1,233                 25,412
MEDICAL INSTRUMENTS (0.85%)
 Biomet                                                   1,127                 31,815
 Boston Scientific /1/                                    1,683                 41,941
 Guidant                                                  1,272                 47,827
 Medtronic                                                5,053                225,819
 St. Jude Medical                                           363                 30,205
                                                                               377,607
MEDICAL PRODUCTS (2.40%)
 Baxter International                                     2,464                140,202
 Becton Dickinson                                         1,080                 40,144
 Johnson & Johnson                                       12,803                817,599
 Stryker                                                    821                 43,932
 Zimmer Holdings                                            809                 28,080
                                                                             1,069,957
MEDICAL-BIOMEDICAL/GENE (0.87%)
 Amgen /1/                                                4,373                231,244
 Biogen /1/                                                 617                 26,821
 Chiron /1/                                                 791                 32,012
 Genzyme /1/                                                886                 36,273
 Immunex /1/                                              2,273                 61,689
                                                                               388,039
MEDICAL-DRUGS (6.75%)
 Abbott Laboratories                                      6,497                350,513
 Allergan                                                   546                 35,987
 Bristol-Myers Squibb                                     8,076                232,589
 Eli Lilly                                                4,691                309,841
 Forest Laboratories /1/                                    746                 57,546
 King Pharmaceuticals /1/                                 1,025                 32,123
 Medimmune /1/                                            1,033                 34,502
 Merck                                                    9,494                515,904
 Pfizer                                                  26,239                953,788
 Schering-Plough                                          6,111                166,830
 Wyeth                                                    5,506                313,842
                                                                             3,003,465
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-GENERIC DRUGS (0.02%)
                                                                           $
 Watson Pharmaceutical /1/                                  444                 10,922
MEDICAL-HMO (0.45%)
 Aetna /1/                                                  604                 28,751
 Humana                                                     704                 11,510
 UnitedHealth Group                                       1,301                114,241
 Wellpoint Health Networks /1/                              602                 45,198
                                                                               199,700
MEDICAL-HOSPITALS (0.50%)
 HCA                                                      2,150                102,749
 Health Management Associates /1/                         1,009                 21,532
 Tenet Healthcare /1/                                     1,358                 99,636
                                                                               223,917
MEDICAL-NURSING HOMES (0.02%)
 Manor Care /1/                                             427                 10,948
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.37%)
 AmerisourceBergen                                          434                 33,635
 Cardinal Health                                          1,876                129,913
                                                                               163,548
METAL PROCESSORS & FABRICATION (0.01%)
 Worthington Industries                                     356                  5,269
METAL-ALUMINUM (0.38%)
 Alcan                                                    1,339                 49,048
 Alcoa                                                    3,538                120,398
                                                                               169,446
METAL-COPPER (0.03%)
 Phelps Dodge                                               328                 11,742
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                             601                 10,674
 Inco                                                       761                 15,243
                                                                                25,917
MISCELLANEOUS INVESTING (0.18%)
 Equity Office Properties Trust                           1,729                 49,501
 Equity Residential Properties Trust                      1,130                 31,866
                                                                                81,367
MONEY CENTER BANKS (2.21%)
 Bank of America                                          6,567                475,976
 JP Morgan Chase                                          8,235                289,049
 Wachovia                                                 5,680                216,067
                                                                               981,092
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                          1,264                 66,979
MULTI-LINE INSURANCE (2.82%)
 Allstate                                                 2,976                118,266
 American International Group                            10,904                753,684
 Cigna                                                      604                 65,836
 Cincinnati Financial                                       674                 31,584
 Hartford Financial Services                              1,023                 70,894
 Loews                                                      799                 47,900
 MetLife                                                  3,025                103,274
 Safeco                                                     533                 17,802
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                           $
 St. Paul                                                   866                 43,135
                                                                             1,252,375
MULTIMEDIA (2.33%)
 AOL Time Warner /1/                                     18,476                351,414
 Gannett                                                  1,105                 80,996
 McGraw-Hill                                                807                 51,640
 Meredith                                                   206                  8,821
 Viacom /1/                                               7,402                348,634
 Walt Disney                                              8,512                197,308
                                                                             1,038,813
NETWORKING PRODUCTS (1.21%)
 Cisco Systems /1/                                       30,614                448,495
 Lucent Technologies                                     14,287                 65,720
 Network Appliance /1/                                    1,393                 24,308
                                                                               538,523
NON-HAZARDOUS WASTE DISPOSAL (0.18%)
 Allied Waste Industries /1/                                822                  9,979
 Waste Management                                         2,620                 69,011
                                                                                78,990
OFFICE AUTOMATION & EQUIPMENT (0.16%)
 Pitney Bowes                                             1,018                 42,858
 Xerox                                                    3,005                 26,594
                                                                                69,452
OFFICE SUPPLIES & FORMS (0.07%)
 Avery Dennison                                             459                 29,399
OIL & GAS DRILLING (0.24%)
 Nabors Industries /1/                                      588                 26,783
 Noble Drilling /1/                                         551                 23,886
 Rowan                                                      391                  9,924
 Transocean Sedco Forex                                   1,330                 47,215
                                                                               107,808
OIL COMPANY-EXPLORATION & PRODUCTION (0.46%)
 Anadarko Petroleum                                       1,038                 55,865
 Apache                                                     572                 33,365
 Burlington Resources                                       838                 37,232
 Devon Energy                                               649                 32,002
 EOG Resources                                              482                 20,509
 Kerr-McGee                                                 418                 24,997
                                                                               203,970
OIL COMPANY-INTEGRATED (5.20%)
 Amerada Hess                                               370                 28,446
 ChevronTexaco                                            4,453                386,120
 Conoco                                                   2,612                 73,266
 Exxon Mobil                                             28,551              1,146,894
 Marathon Oil                                             1,291                 37,516
 Occidental Petroleum                                     1,559                 44,821
 Phillips Petroleum                                       1,591                 95,158
 Royal Dutch Petroleum                                    8,865                463,285
 Unocal                                                   1,018                 37,859
                                                                             2,313,365
OIL REFINING & MARKETING (0.03%)
 Sunoco                                                     328                 11,277
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.48%)
                                                                           $
 Baker Hughes                                             1,402                 52,827
 Halliburton                                              1,792                 30,446
 Schlumberger                                             2,405                131,674
                                                                               214,947
OPTICAL SUPPLIES (0.02%)
 Bausch & Lomb                                              224                  8,057
PAPER & RELATED PRODUCTS (0.48%)
 Boise Cascade                                              242                  8,196
 Georgia-Pacific                                            959                 27,792
 International Paper                                      2,012                 83,357
 Louisiana-Pacific                                          436                  5,101
 MeadWestvaco                                               829                 24,339
 Temple-Inland                                              223                 11,806
 Weyerhaeuser                                               919                 54,782
                                                                               215,373
PHARMACEUTICALS (0.50%)
 Pharmacia                                                5,414                223,219
PHOTO EQUIPMENT & SUPPLIES (0.09%)
 Eastman Kodak                                            1,219                 39,264
PHYSICAL THERAPY & REHABILITATION CENTERS (0.06%)
 Healthsouth /1/                                          1,637                 24,719
PIPELINES (0.40%)
 Dynegy                                                   1,464                 26,352
 El Paso                                                  2,130                 85,200
 Kinder Morgan                                              516                 24,980
 Williams                                                 2,154                 41,141
                                                                               177,673
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion /1/                              816                 10,486
PRINTING-COMMERCIAL (0.03%)
 R.R. Donnelley & Sons                                      471                 15,053
PROPERTY & CASUALTY INSURANCE (0.46%)
 ACE                                                      1,083                 47,132
 Chubb                                                      709                 54,380
 Progressive                                                918                 52,785
 XL Capital                                                 554                 52,270
                                                                               206,567
PUBLICLY TRADED INVESTMENT FUND (2.46%)
 iShares S&P 500 Index Fund                              10,150              1,096,200
PUBLISHING-NEWSPAPERS (0.28%)
 Dow Jones                                                  352                 19,138
 Knight Ridder                                              351                 23,517
 New York Times                                             629                 29,286
 Tribune                                                  1,243                 54,904
                                                                               126,845
REGIONAL BANKS (3.25%)
 Bank One                                                 4,871                199,078
 Comerica                                                   743                 46,698
 Fifth Third Bancorp                                      2,434                166,948
 FleetBoston Financial                                    4,356                153,767
 Huntington Bancshares                                    1,049                 21,284
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                           $
 Keycorp                                                  1,767                 49,670
 National City                                            2,535                 79,092
 PNC Financial Services Group                             1,202                 66,290
 Suntrust Banks                                           1,205                 81,916
 Union Planters                                             573                 28,713
 US Bancorp                                               7,966                188,794
 Wells Fargo                                              7,075                361,886
                                                                             1,444,136
RETAIL-APPAREL & SHOE (0.24%)
 Gap                                                      3,610                 50,937
 Limited                                                  2,163                 41,443
 Nordstrom                                                  561                 13,161
                                                                               105,541
RETAIL-AUTO PARTS (0.08%)
 Autozone /1/                                               446                 33,896
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                    1,212                 45,050
RETAIL-BUILDING PRODUCTS (1.33%)
 Home Depot                                               9,781                453,545
 Lowe's                                                   3,232                136,681
                                                                               590,226
RETAIL-CONSUMER ELECTRONICS (0.24%)
 Best Buy /1/                                               883                 65,651
 Circuit City Stores                                        871                 18,779
 RadioShack                                                 748                 23,337
                                                                               107,767
RETAIL-DISCOUNT (3.11%)
 Big Lots /1/                                               477                  7,374
 Costco Wholesale                                         1,888                 75,898
 Dollar General                                           1,388                 21,861
 Family Dollar Stores                                       720                 24,912
 Target                                                   3,768                164,473
 TJX                                                      1,138                 49,594
 Wal-Mart Stores                                         18,603              1,039,164
                                                                             1,383,276
RETAIL-DRUG STORE (0.48%)
 CVS                                                      1,631                 54,606
 Walgreen                                                 4,265                161,089
                                                                               215,695
RETAIL-JEWELRY (0.05%)
 Tiffany                                                    605                 24,049
RETAIL-MAJOR DEPARTMENT STORE (0.31%)
 J.C. Penney                                              1,101                 23,936
 May Department Stores                                    1,223                 42,414
 Sears Roebuck                                            1,346                 71,001
                                                                               137,351
RETAIL-OFFICE SUPPLIES (0.14%)
 Office Depot /1/                                         1,281                 24,519
 Staples /1/                                              1,927                 38,482
                                                                                63,001
RETAIL-REGIONAL DEPARTMENT STORE (0.32%)
 Dillards                                                   349                  8,547
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (CONTINUED)
                                                                           $
 Federated Department Stores /1/                            800                 31,784
 Kohls /1/                                                1,398                103,033
                                                                               143,364
RETAIL-RESTAURANTS (0.59%)
 Darden Restaurants                                         489                 19,511
 McDonald's                                               5,365                152,366
 Starbucks /1/                                            1,596                 36,421
 Tricon Global Restaurants /1/                              609                 38,403
 Wendy's International                                      444                 16,606
                                                                               263,307
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                              821                 14,179
RUBBER-TIRES (0.05%)
 Cooper Tire & Rubber                                       303                  7,515
 Goodyear Tire & Rubber                                     681                 15,152
                                                                                22,667
SAVINGS & LOANS/THRIFTS (0.52%)
 Charter One Financial                                      938                 33,186
 Golden West Financial                                      658                 45,001
 Washington Mutual                                        4,020                151,675
                                                                               229,862
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.41%)
 Analog Devices /1/                                       1,523                 56,290
 Linear Technology                                        1,325                 51,490
 Maxim Integrated Products /1/                            1,360                 67,728
 Vitesse Semiconductor /1/                                  836                  4,999
                                                                               180,507
SEMICONDUCTOR EQUIPMENT (0.60%)
 Applied Materials /1/                                    6,844                166,446
 Kla-Tencor /1/                                             781                 46,056
 Novellus Systems /1/                                       598                 28,345
 Teradyne /1/                                               754                 24,844
                                                                               265,691
STEEL-PRODUCERS (0.06%)
 Nucor                                                      325                 18,996
 United States Steel                                        372                  6,711
                                                                                25,707
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                     335                  5,655
TELECOMMUNICATION EQUIPMENT (0.44%)
 ADC Telecommunications /1/                               3,313                 12,888
 Andrew /1/                                                 341                  5,657
 Comverse Technology /1/                                    777                  9,347
 Nortel Networks                                         13,376                 45,479
 Qualcomm /1/                                             3,202                 96,572
 Scientific-Atlanta                                         653                 13,060
 Tellabs /1/                                              1,711                 14,526
                                                                               197,529
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.14%)
 CIENA /1/                                                1,372                 10,276
 Corning                                                  3,944                 26,386
                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                           $
 JDS Uniphase /1/                                         5,665                 24,586
                                                                                61,248
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                1,475                  9,057
TELEPHONE-INTEGRATED (3.56%)
 Alltel                                                   1,297                 64,202
 AT&T                                                    14,767                193,743
 BellSouth                                                7,839                237,914
 CenturyTel                                                 589                 16,315
 Citizens Communications                                  1,169                 10,837
 Qwest Communications International                       6,949                 34,954
 SBC Communications                                      13,991                434,560
 Sprint                                                   3,704                 58,708
 Sprint PCS /1/                                           4,127                 46,264
 Verizon Communications                                  11,330                454,446
 WorldCom /1/                                            12,310                 30,516
                                                                             1,582,459
TELEVISION (0.08%)
 Univision Communications /1/                               877                 35,045
TOBACCO (1.17%)
 Philip Morris                                            9,043                492,211
 UST                                                        703                 27,979
                                                                               520,190
TOOLS-HAND HELD (0.09%)
 Black & Decker                                             333                 16,210
 Snap-On                                                    242                  7,667
 Stanley Works                                              355                 16,500
                                                                                40,377
TOYS (0.11%)
 Hasbro                                                     721                 11,522
 Mattel                                                   1,802                 37,193
                                                                                48,715
TRANSPORT-RAIL (0.38%)
 Burlington Northern Santa Fe                             1,604                 44,094
 CSX                                                        893                 32,300
 Norfolk Southern                                         1,613                 34,566
 Union Pacific                                            1,037                 58,902
                                                                               169,862
TRANSPORT-SERVICES (0.14%)
 FedEx /1/                                                1,245                 64,329
TRAVEL SERVICES (0.06%)
 Sabre Holdings /1/                                         562                 26,133
TRUCKING & LEASING (0.02%)
 Ryder System                                               253                  7,175
WEB PORTALS (0.08%)
 Yahoo /1/                                                2,427                 35,823
WIRELESS EQUIPMENT (0.32%)
 Motorola                                                 9,290                143,066
                                           TOTAL COMMON STOCKS              42,236,689

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.98%)
FINANCE-MORTGAGE LOAN/BANKER (4.98%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank Systems
                                                     $                     $
  1.79%; 05/01/02                                     2,215,087              2,215,087
                                        TOTAL COMMERCIAL PAPER               2,215,087
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.93%)              44,451,776
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (0.07%)                  32,813
                                    TOTAL NET ASSETS (100.00%)             $44,484,589
                                                                           -------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL MIDCAP FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (94.84%)
AEROSPACE & DEFENSE (2.40%)
                                                                          $
 Northrop Grumman                                       44,400               5,357,304
 Raytheon                                              137,200               5,803,560
                                                                            11,160,864
AEROSPACE & DEFENSE EQUIPMENT (0.41%)
 Alliant Techsystems /1/                                17,700               1,906,290
AGRICULTURAL OPERATIONS (1.24%)
 Monsanto                                              186,950               5,758,060
APPAREL MANUFACTURERS (0.40%)
 Polo Ralph Lauren                                      64,700               1,860,125
APPLICATIONS SOFTWARE (0.48%)
 Intuit /1/                                             57,500               2,252,850
BEVERAGES-NON-ALCOHOLIC (0.51%)
 Coca-Cola Enterprises                                 120,400               2,362,248
BUILDING PRODUCTS-AIR & HEATING (0.44%)
 American Standard /1/                                  27,600               2,061,720
BUILDING PRODUCTS-WOOD (1.19%)
 Rayonier                                               94,100               5,520,847
BUILDING-MAINTENANCE & SERVICE (0.28%)
 Ecolab                                                 29,300               1,286,563
CABLE TV (0.56%)
 Charter Communications /1/                            318,000               2,604,420
CASINO SERVICES (3.42%)
 International Game Technology                         253,100              15,932,645
CHEMICALS-SPECIALTY (0.36%)
 Sigma-Aldrich                                          35,800               1,696,204
COAL (0.02%)
 Massey Energy                                           6,100                  91,195
COMMERCIAL BANKS (3.87%)
 M&T Bank                                               32,500               2,774,850
 Marshall & Ilsley                                      22,800               1,451,220
 North Fork Bancorp.                                   111,037               4,288,249
 TCF Financial                                         183,000               9,525,150
                                                                            18,039,469
COMMERCIAL SERVICE-FINANCE (2.46%)
 Dun & Bradstreet /1/                                  114,500               4,409,395
 H&R Block                                             117,800               4,726,136
 Moody's                                                53,200               2,318,456
                                                                            11,453,987
COMMERCIAL SERVICES (1.04%)
 Arbitron                                               58,900               2,024,393
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
                                                                          $
 Servicemaster                                         201,475               2,820,650
                                                                             4,845,043
COMPUTER SERVICES (4.90%)
 Bisys Group /1/                                       119,800               4,097,160
 Ceridian /1/                                          301,600               6,719,648
 DST Systems /1/                                        42,500               2,100,350
 Sungard Data Systems /1/                              306,000               9,106,560
 Unisys                                                 59,000                 796,500
                                                                            22,820,218
COMPUTERS-INTEGRATED SYSTEMS (1.03%)
 Diebold                                                66,700               2,522,594
 Jack Henry & Associates                                97,100               2,260,488
                                                                             4,783,082
CONSUMER PRODUCTS-MISCELLANEOUS (0.47%)
 Dial                                                  105,300               2,209,194
DATA PROCESSING & MANAGEMENT (0.74%)
 Fair, Isaac                                            24,862               1,385,808
 Reynolds & Reynolds                                    31,015                 898,194
 SEI Investments                                        34,475               1,161,463
                                                                             3,445,465
DENTAL SUPPLIES & EQUIPMENT (0.62%)
 Dentsply International                                 73,100               2,899,877
DIVERSIFIED MANUFACTURING OPERATIONS (1.51%)
 Cooper Industries                                      74,200               3,249,960
 Danaher                                                16,300               1,166,754
 ITT Industries                                         37,600               2,626,736
                                                                             7,043,450
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.74%)
 Viad                                                  113,600               3,462,528
ELECTRIC-INTEGRATED (2.05%)
 Alliant Energy                                         65,500               1,850,375
 Ameren                                                107,441               4,486,736
 Exelon                                                 59,410               3,225,963
                                                                             9,563,074
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.33%)
 Gentex /1/                                             47,800               1,513,348
ELECTRONICS-MILITARY (0.43%)
 L-3 Communications Holdings /1/                        15,600               1,993,368
FINANCE-CONSUMER LOANS (0.78%)
 USA Education                                          37,960               3,638,466
FINANCE-INVESTMENT BANKER & BROKER (0.68%)
 Lehman Brothers Holdings                               53,500               3,156,500
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 Countrywide Credit Industries                          64,452               3,010,553
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.95%)
                                                                          $
 AMBAC Financial Group                                  21,800               1,370,348
 PMI Group                                              37,800               3,066,336
                                                                             4,436,684
FOOD-DAIRY PRODUCTS (0.50%)
 Dean Foods /1/                                         62,800               2,324,856
FOOD-MISCELLANEOUS/DIVERSIFIED (0.11%)
 General Mills                                          11,500                 506,575
FORESTRY (1.09%)
 Plum Creek Timber                                     166,529               5,070,808
GOLD MINING (1.07%)
 Barrick Gold                                          141,100               2,831,877
 Newmont Mining                                         74,700               2,129,697
                                                                             4,961,574
HEALTH & BIOTECHNOLOGY (1.56%)
 Pharmaceutical HOLDRs                                  83,500               7,277,860
HOSPITAL BEDS & EQUIPMENT (1.23%)
 Hillenbrand Industries                                 88,911               5,743,651
HOTELS & MOTELS (0.93%)
 Marriott International                                 98,650               4,334,681
INSTRUMENTS-CONTROLS (0.66%)
 Johnson Controls                                       35,800               3,087,750
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.49%)
 Federated Investors                                    70,700               2,266,642
LIFE & HEALTH INSURANCE (1.23%)
 Aflac                                                  93,700               2,801,630
 Nationwide Financial Services                          38,900               1,594,900
 Torchmark                                              32,700               1,337,103
                                                                             5,733,633
LOTTERY SERVICES (0.43%)
 Gtech Holdings /1/                                     33,400               2,000,994
MACHINERY-PUMPS (0.27%)
 Graco                                                  28,000               1,253,280
MEDICAL INFORMATION SYSTEM (3.13%)
 IMS Health                                            708,000              14,591,880
MEDICAL INSTRUMENTS (5.24%)
 Apogent Technologies /1/                               68,500               1,589,200
 Beckman Coulter                                        87,550               4,182,263
 Biomet                                                140,400               3,963,492
 Boston Scientific /1/                                 138,325               3,447,059
 Guidant                                               151,050               5,679,480
 St. Jude Medical                                       66,300               5,516,823
                                                                            24,378,317
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (1.31%)
                                                                          $
 Varian Medical Systems                                140,400               6,086,340
MEDICAL-BIOMEDICAL/GENE (2.54%)
 Biogen /1/                                            224,500               9,759,015
 Genzyme /1/                                            50,500               2,067,470
                                                                            11,826,485
MEDICAL-DRUGS (0.58%)
 Medimmune /1/                                          81,000               2,705,400
MEDICAL-HMO (0.35%)
 Anthem                                                 23,870               1,627,934
MEDICAL-HOSPITALS (1.84%)
 Health Management Associates /1/                      218,500               4,662,790
 Universal Health Services                              83,400               3,882,270
                                                                             8,545,060
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.96%)
 AmerisourceBergen                                     118,000               9,145,000
METAL-DIVERSIFIED (0.49%)
 Freeport-McMoran Copper & Gold                        127,300               2,260,848
MISCELLANEOUS INVESTING (6.99%)
 AMB Property                                          191,600               5,372,464
 Boston Properties                                     108,200               4,217,636
 Equity Office Properties Trust                         82,450               2,360,544
 Equity Residential Properties Trust                   196,200               5,532,840
 Hospitality Properties Trust                           70,200               2,386,800
 Kimco Realty                                          155,250               4,983,525
 Prologis Trust                                        180,100               3,998,220
 Public Storage                                         97,325               3,695,430
                                                                            32,547,459
MULTIMEDIA (0.29%)
 Gemstar-TV Guide International /1/                    149,394               1,338,570
NON-HAZARDOUS WASTE DISPOSAL (0.68%)
 Republic Services /1/                                 161,000               3,187,800
OIL COMPANY-EXPLORATION & PRODUCTION (0.89%)
 Devon Energy                                           83,700               4,127,247
OIL COMPANY-INTEGRATED (0.59%)
 Marathon Oil                                           94,700               2,751,982
OIL FIELD MACHINERY & EQUIPMENT (1.23%)
 National-Oilwell /1/                                   88,000               2,338,160
 Weatherford International /1/                          68,100               3,396,147
                                                                             5,734,307
OIL REFINING & MARKETING (0.70%)
 Valero Energy                                          75,700               3,267,212
                                                     Shares
                                                      Held                   Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.42%)
                                                                          $
 BJ Services /1/                                        53,700               1,972,938
PAPER & RELATED PRODUCTS (0.73%)
 Boise Cascade                                         100,400               3,400,548
PIPELINES (0.47%)
 Questar                                                77,700               2,167,830
PRINTING-COMMERCIAL (1.22%)
 Valassis Communications                               151,400               5,660,846
PROPERTY & CASUALTY INSURANCE (0.15%)
 Leucadia National                                      18,700                 681,615
PUBLICLY TRADED INVESTMENT FUND (6.70%)
 iShares Russell 2000 Index Fund                        46,700               4,743,786
 iShares S&P MidCap 400 Fund                            43,600               4,694,412
 iShares S&P SmallCap 600 Index Fund                    39,600               4,989,600
 S&P MidCap 400 Depository Receipts                    169,580              16,751,112
                                                                            31,178,910
REINSURANCE (0.68%)
 Everest Re Group                                       46,800               3,177,720
RETAIL-JEWELRY (0.46%)
 Tiffany                                                54,250               2,156,438
RETAIL-TOY STORE (0.71%)
 Toys R Us /1/                                         190,200               3,284,754
SAVINGS & LOANS-THRIFTS (1.92%)
 Charter One Financial                                 149,781               5,299,252
 Golden State Bancorp                                  109,810               3,622,632
                                                                             8,921,884
TELEPHONE-INTEGRATED (1.24%)
 CenturyTel                                            208,647               5,779,522
TOBACCO (4.57%)
 RJ Reynolds Tobacco Holdings                          153,300              10,608,360
 UST                                                   267,600              10,650,480
                                                                            21,258,840
TOYS (0.89%)
 Mattel                                                200,900               4,146,576
TRAVEL SERVICES (0.60%)
 Sabre Holdings /1/                                     60,370               2,807,205
WATER (0.74%)
 American Water Works                                   79,300               3,465,410
                                          TOTAL COMMON STOCKS              441,553,518

                                                    Principal
                                                     Amount                  Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.97%)
DIVERSIFIED FINANCIAL SERVICES (4.97%)
 General Electric Capital
                                                   $                      $
  1.68%; 05/01/02                                    3,035,000               3,035,000
 Investment in Joint Trading Account;
  Citigroup
  1.85%; 05/01/02                                   20,129,268              20,129,268
                                                                            23,164,268
                                       TOTAL COMMERCIAL PAPER               23,164,268
                                                                          ------------

                         TOTAL PORTFOLIO INVESTMENTS (99.81%)              464,717,786
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
 LIABILITIES (0.19%)                                                           862,746
                                   TOTAL NET ASSETS (100.00%)             $465,580,532
                                                                          --------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (95.47%)
AEROSPACE & DEFENSE (0.91%)
                                                                        $
 Raytheon                                             13,550                573,165
AEROSPACE & DEFENSE EQUIPMENT (1.92%)
 Alliant Techsystems /1/                               2,100                226,170
 General Dynamics                                     10,150                985,464
                                                                          1,211,634
APPLICATIONS SOFTWARE (6.02%)
 Intuit /1/                                           12,450                487,791
 Microsoft /1/                                        60,375              3,155,197
 Siebel Systems /1/                                    6,225                150,583
                                                                          3,793,571
BEVERAGES-NON-ALCOHOLIC (2.50%)
 Coca-Cola                                             9,100                505,141
 Pepsico                                              20,545              1,066,285
                                                                          1,571,426
BREWERY (1.99%)
 Anheuser-Busch                                       23,675              1,254,775
BROADCASTING SERVICES & PROGRAMMING (1.14%)
 Liberty Media /1/                                    67,250                719,575
CASINO SERVICES (0.54%)
 International Game Technology                         5,350                336,783
CELLULAR TELECOMMUNICATIONS (0.35%)
 AT&T Wireless Services /1/                           24,850                222,408
COMMERCIAL SERVICE-FINANCE (0.34%)
 Concord EFS /1/                                       6,700                211,880
COMMERCIAL SERVICES (0.25%)
 Weight Watchers International /1/                     4,100                154,816
COMPUTER SERVICES (0.62%)
 Affiliated Computer Services /1/                      4,800                259,536
 Sungard Data Systems /1/                              4,350                129,456
                                                                            388,992
COMPUTERS (2.48%)
 Dell Computer /1/                                    30,050                791,517
 International Business Machines                       6,850                573,756
 Sun Microsystems /1/                                 23,725                194,070
                                                                          1,559,343
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 Brocade Communications System /1/                     5,700                145,863
COMPUTERS-MEMORY DEVICES (0.62%)
 EMC                                                  21,125                193,082
 Veritas Software /1/                                  6,867                194,611
                                                                            387,693
COSMETICS & TOILETRIES (1.17%)
 Colgate-Palmolive                                     3,000                159,030
 Procter & Gamble                                      6,400                577,664
                                                                            736,694
DATA PROCESSING & MANAGEMENT (1.22%)
 First Data                                            9,700                771,053
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (2.81%)
                                                                        $
 Citigroup                                            40,866              1,769,498
DIVERSIFIED MANUFACTURING OPERATIONS (5.63%)
 General Electric                                    112,400              3,546,220
ELECTRONIC COMPONENTS-SEMICONDUCTOR (6.90%)
 Altera /1/                                           11,000                226,160
 Broadcom /1/                                          1,750                 60,375
 Intel                                                98,450              2,816,655
 Micron Technology                                     3,400                 80,580
 Texas Instruments                                    30,425                941,045
 Xilinx /1/                                            5,825                219,952
                                                                          4,344,767
ENTERPRISE SOFTWARE & SERVICE (0.78%)
 Oracle /1/                                           48,700                488,948
FIDUCIARY BANKS (0.30%)
 Bank of New York                                      5,100                186,609
FINANCE-CREDIT CARD (1.12%)
 Capital One Financial                                11,800                706,702
FINANCE-INVESTMENT BANKER & BROKER (0.84%)
 Goldman Sachs Group                                   6,725                529,594
FINANCE-MORTGAGE LOAN/BANKER (4.23%)
 Federal Home Loan Mortgage                           40,775              2,664,646
FOOD-RETAIL (0.27%)
 Safeway /1/                                           3,975                166,751
HUMAN RESOURCES (0.02%)
 Medical Staffing Network Holdings                       475                 11,514
INTERNET BROKERS (0.27%)
 Charles Schwab                                       14,900                169,711
MEDICAL INSTRUMENTS (0.96%)
 Medtronic                                            13,525                604,432
MEDICAL LABORATORY & TESTING SERVICE (2.95%)
 Laboratory Corp. of America Holdings /1/             11,050              1,096,160
 Quest Diagnostics /1/                                 8,300                763,019
                                                                          1,859,179
MEDICAL PRODUCTS (3.37%)
 Baxter International                                  7,600                432,440
 Johnson & Johnson                                    26,475              1,690,693
                                                                          2,123,133
MEDICAL-BIOMEDICAL/GENE (1.47%)
 Amgen /1/                                            14,125                746,930
 Idec Pharmaceuticals /1/                              3,275                179,961
                                                                            926,891
MEDICAL-DRUGS (10.54%)
 Abbott Laboratories                                  16,700                900,965
 Celgene /1/                                           4,800                 94,944
 Eli Lilly                                             4,950                326,947
 Medimmune /1/                                         2,400                 80,160
 Merck                                                10,850                589,589
 Pfizer                                               85,200              3,097,020
 Schering-Plough                                       9,100                248,430
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                        $
 Wyeth                                                22,750              1,296,750
                                                                          6,634,805
MEDICAL-HOSPITALS (0.70%)
 HCA                                                   9,250                442,058
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.01%)
 AmerisourceBergen                                     5,600                434,000
 Cardinal Health                                       2,875                199,094
                                                                            633,094
MULTI-LINE INSURANCE (2.42%)
 American International Group                         18,475              1,276,992
 Loews /1/                                             7,600                249,432
                                                                          1,526,424
MULTIMEDIA (2.73%)
 AOL Time Warner /1/                                  18,900                359,478
 Viacom /1/                                           28,920              1,362,132
                                                                          1,721,610
NETWORKING PRODUCTS (2.00%)
 Cisco Systems /1/                                    85,925              1,258,801
OIL COMPANY-EXPLORATION & PRODUCTION (0.94%)
 Anadarko Petroleum                                   11,000                592,020
OIL REFINING & MARKETING (0.01%)
 Premcor                                                 300                  8,475
OIL-FIELD SERVICES (1.86%)
 Baker Hughes                                         22,875                861,930
 BJ Services /1/                                       8,400                308,616
                                                                          1,170,546
PHARMACEUTICALS (1.02%)
 Pharmacia                                            15,568                641,869
REGIONAL BANKS (1.30%)
 Fifth Third Bancorp                                  11,900                816,221
RETAIL-APPAREL & SHOE (0.77%)
 Limited                                              25,350                485,706
RETAIL-BUILDING PRODUCTS (2.67%)
 Home Depot                                           36,300              1,683,231
RETAIL-DISCOUNT (5.02%)
 BJ's Wholesale Club /1/                              10,400                464,152
 Costco Wholesale                                      8,250                331,650
 Dollar General                                        4,200                 66,150
 Dollar Tree Stores /1/                                9,400                358,516
 TJX                                                   4,500                196,110
 Wal-Mart Stores                                      31,250              1,745,625
                                                                          3,162,203
RETAIL-DRUG STORE (0.35%)
 Walgreen                                              5,800                219,066
RETAIL-JEWELRY (0.42%)
 Tiffany                                               6,725                267,319
RETAIL-RESTAURANTS (0.36%)
 Tricon Global Restaurants /1/                         3,600                227,016
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.35%)
                                                                        $
 Analog Devices /1/                                    6,700                247,632
 Linear Technology                                    10,700                415,802
 Maxim Integrated Products /1/                         3,750                186,750
                                                                            850,184
SEMICONDUCTOR EQUIPMENT (1.22%)
 Applied Materials /1/                                31,650                769,728
TELECOMMUNICATION EQUIPMENT (0.36%)
 Qualcomm /1/                                          7,475                225,446
TELEPHONE-INTEGRATED (1.46%)
 SBC Communications                                   15,000                465,900
 Verizon Communications                               11,242                450,917
                                                                            916,817
TELEVISION (0.57%)
 Univision Communications /1/                          9,000                359,640
THERAPEUTICS (0.31%)
 Gilead Sciences /1/                                   6,200                192,944
TOBACCO (1.45%)
 Philip Morris                                        16,800                914,424
WIRELESS EQUIPMENT (0.41%)
 Motorola                                             16,850                259,490
                                        TOTAL COMMON STOCKS              60,117,403
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (95.47%)              60,117,403
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (4.53%)                                                                  2,854,566
                                 TOTAL NET ASSETS (100.00%)             $62,971,969
                                                                        -------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (86.83%)
ADVERTISING AGENCIES (0.87%)
                                                                             $
 Omnicom Group                                              2,104                183,553
APPLICATIONS SOFTWARE (1.84%)
 Intuit /1/                                                 4,000                156,720
 Microsoft /1/                                              4,400                229,944
                                                                                 386,664
ATHLETIC FOOTWEAR (1.39%)
 Nike                                                       5,500                293,315
BEVERAGES-NON-ALCOHOLIC (1.97%)
 Coca-Cola                                                  4,500                249,795
 Pepsico                                                    3,190                165,561
                                                                                 415,356
BREWERY (1.23%)
 Anheuser-Busch                                             4,900                259,700
BROADCASTING SERVICES & PROGRAMMING (0.31%)
 Clear Channel Communications /1/                           1,400                 65,730
COMMERCIAL SERVICE-FINANCE (1.09%)
 H&R Block                                                  5,700                228,684
COMPUTER SERVICES (0.85%)
 Sungard Data Systems /1/                                   6,000                178,560
COMPUTERS (1.75%)
 Dell Computer /1/                                          7,000                184,380
 International Business Machines                            2,200                184,272
                                                                                 368,652
COMPUTERS-MEMORY DEVICES (0.16%)
 EMC                                                        3,600                 32,904
COMPUTERS-PERIPHERAL EQUIPMENT (1.22%)
 Lexmark International /1/                                  4,300                257,054
COSMETICS & TOILETRIES (0.90%)
 Procter & Gamble                                           2,100                189,546
DATA PROCESSING & MANAGEMENT (0.96%)
 Fiserv /1/                                                 4,550                202,293
DIVERSIFIED FINANCIAL SERVICES (1.81%)
 Citigroup                                                  8,800                381,040
DIVERSIFIED MANUFACTURING OPERATIONS (3.38%)
 Danaher                                                    2,800                200,424
 Eaton                                                      2,300                194,603
 General Electric                                           5,200                164,060
 Textron                                                    3,100                152,458
                                                                                 711,545
ELECTRIC-GENERATION (0.40%)
 AES                                                       10,600                 85,012
ELECTRIC-INTEGRATED (3.86%)
 Cinergy                                                    4,600                163,438
 FirstEnergy                                                3,100                103,230
 FPL Group                                                  3,800                241,262
 NiSource                                                   5,700                125,970
 Scana                                                      5,600                178,920
                                                                                 812,820
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.65%)
                                                                             $
 Micron Technology                                          5,800                137,460
ENTERPRISE SOFTWARE & SERVICE (0.78%)
 BEA Systems /1/                                            6,000                 64,320
 Oracle /1/                                                 9,900                 99,396
                                                                                 163,716
FIDUCIARY BANKS (0.94%)
 Bank of New York                                           5,400                197,586
FINANCE-INVESTMENT BANKER & BROKER (2.05%)
 Lehman Brothers Holdings                                   3,600                212,400
 Morgan Stanley Dean Witter                                 4,600                219,512
                                                                                 431,912
FINANCE-MORTGAGE LOAN/BANKER (1.28%)
 Federal National Mortgage Association                      3,400                268,362
FOOD-MISCELLANEOUS/DIVERSIFIED (0.94%)
 McCormick                                                  7,700                197,428
FOOD-RETAIL (1.03%)
 Kroger                                                     9,500                216,315
GAS-DISTRIBUTION (0.63%)
 Sempra Energy                                              5,200                132,964
INSTRUMENTS-CONTROLS (1.35%)
 Johnson Controls                                           3,300                284,625
INSURANCE BROKERS (1.20%)
 Marsh & McLennan                                           2,500                252,700
INTERNET SECURITY (0.32%)
 Symantec /1/                                               1,900                 67,279
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.18%)
 Alliance Capital Management Holding                        5,400                248,454
MACHINERY-CONSTRUCTION & MINING (0.99%)
 Caterpillar                                                3,800                207,556
MACHINERY-GENERAL INDUSTRY (1.77%)
 Dover                                                      5,200                193,752
 Ingersoll-Rand                                             3,600                179,820
                                                                                 373,572
MEDICAL INSTRUMENTS (1.03%)
 St. Jude Medical                                           2,600                216,346
MEDICAL PRODUCTS (1.72%)
 Baxter International                                       4,400                250,360
 Zimmer Holdings                                            3,240                112,460
                                                                                 362,820
MEDICAL-BIOMEDICAL/GENE (0.66%)
 Biogen /1/                                                 3,200                139,104
MEDICAL-DRUGS (6.50%)
 Abbott Laboratories                                        4,900                264,355
 Bristol-Myers Squibb                                       3,400                 97,920
 Merck                                                      3,800                206,492
 Pfizer                                                    11,200                407,120
 Schering-Plough                                            7,100                193,830
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                             $
 Wyeth                                                      3,500                199,500
                                                                               1,369,217
MEDICAL-GENERIC DRUGS (0.65%)
 Mylan Laboratories                                         5,200                137,696
MEDICAL-HMO (3.00%)
 Anthem                                                     5,400                368,280
 Wellpoint Health Networks /1/                              3,500                262,780
                                                                                 631,060
MEDICAL-HOSPITALS (0.70%)
 Tenet Healthcare /1/                                       2,000                146,740
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.25%)
 AmerisourceBergen                                          2,900                224,750
 Cardinal Health                                            3,600                249,300
                                                                                 474,050
METAL-ALUMINUM (0.91%)
 Alcoa                                                      5,600                190,568
MISCELLANEOUS INVESTING (1.01%)
 Simon Property Group                                       6,300                212,625
MONEY CENTER BANKS (1.45%)
 Bank of America                                            4,200                304,416
MULTI-LINE INSURANCE (1.35%)
 MetLife Capital Trust I                                    2,700                284,715
MULTIMEDIA (2.45%)
 AOL Time Warner /1/                                        4,300                 81,786
 Gannett                                                    3,300                241,890
 Viacom /1/                                                 4,100                193,110
                                                                                 516,786
NETWORKING PRODUCTS (0.76%)
 Cisco Systems /1/                                         10,900                159,685
NON-HAZARDOUS WASTE DISPOSAL (0.73%)
 Waste Management                                           5,800                152,772
OIL COMPANY-EXPLORATION & PRODUCTION (0.26%)
 Anadarko Petroleum                                         1,000                 53,820
OIL COMPANY-INTEGRATED (4.39%)
 ChevronTexaco                                              3,400                294,814
 Exxon Mobil                                                8,800                353,496
 Phillips Petroleum                                         1,300                 77,753
 Royal Dutch Petroleum                                      3,800                198,588
                                                                                 924,651
OIL-FIELD SERVICES (1.49%)
 Baker Hughes                                               3,100                116,808
 Schlumberger                                               3,600                197,100
                                                                                 313,908
PAPER & RELATED PRODUCTS (1.89%)
 International Paper                                        4,600                190,578
 MeadWestvaco                                               7,053                207,076
                                                                                 397,654
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (1.51%)
                                                                             $
 Pharmacia                                                  7,687                316,935
PHYSICAL THERAPY & REHABILITATION CENTERS (0.95%)
 Healthsouth /1/                                           13,300                200,830
PROPERTY & CASUALTY INSURANCE (0.50%)
 Travelers Property Casualty /1/                            5,700                105,963
REGIONAL BANKS (1.09%)
 Wells Fargo                                                4,500                230,175
RETAIL-DISCOUNT (2.05%)
 Target                                                     4,400                192,060
 Wal-Mart Stores                                            4,300                240,198
                                                                                 432,258
RETAIL-DRUG STORE (0.41%)
 Walgreen                                                   2,300                 86,871
RETAIL-TOY STORE (0.82%)
 Toys R Us /1/                                             10,000                172,700
SEMICONDUCTOR EQUIPMENT (1.64%)
 Applied Materials /1/                                      8,400                204,288
 Teradyne /1/                                               4,300                141,685
                                                                                 345,973
TELECOMMUNICATION EQUIPMENT (0.63%)
 Scientific-Atlanta                                         6,600                132,000
TELEPHONE-INTEGRATED (2.33%)
 SBC Communications                                         5,600                173,936
 Sprint                                                     8,900                141,065
 Verizon Communications                                     4,400                176,484
                                                                                 491,485
TOBACCO (2.60%)
 Philip Morris                                              3,300                179,619
 RJ Reynolds Tobacco Holdings                               5,300                366,760
                                                                                 546,379
                                             TOTAL COMMON STOCKS              18,282,559

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (5.03%)
AEROSPACE & DEFENSE (1.40%)
 Raytheon                                                   4,200                295,008
FINANCE-AUTO LOANS (0.56%)
 Ford Motor Capital Trust II                                2,100                118,188
FINANCE-CREDIT CARD (0.74%)
 Capital One Financial                                      3,300                157,014
SAVINGS & LOANS/THRIFTS (0.86%)
 Washington Mutual                                          1,800                 95,625
 Washington Mutual                                          1,600                 85,000
                                                                                 180,625
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
TRANSPORT-RAIL (1.01%)
                                                                             $
 Union Pacific Capital Trust                                4,400                212,300
WIRELESS EQUIPMENT (0.46%)
 Motorola                                                   2,000                 96,000
                                          TOTAL PREFERRED STOCKS               1,059,135

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (1.35%)
RETAIL-BUILDING PRODUCTS (1.35%)
 Lowe's /1/
                                                       $                     $
  0.00%; 02/16/21 /2/                                     160,000                122,800
  0.00%; 02/16/21                                         210,000                161,175
                                                                                 283,975
                                                     TOTAL BONDS                 283,975
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (93.21%)              19,625,669
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (6.79%)                 1,428,971
                                      TOTAL NET ASSETS (100.00%)             $21,054,640
                                                                             -------------



/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $122,800 or .58% of net assets.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)


                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (98.64%)
ATHLETIC FOOTWEAR (3.44%)
                                                                       $
 Nike                                                 8,090                431,440
COMMERCIAL SERVICE-FINANCE (3.50%)
 Concord EFS /1/                                     13,900                439,572
COMPUTER SERVICES (1.65%)
 Sungard Data Systems /1/                             6,980                207,725
COMPUTERS-INTEGRATED SYSTEMS (2.48%)
 Brocade Communications System /1/                   12,170                311,430
DATA PROCESSING & MANAGEMENT (12.43%)
 Automatic Data Processing                            8,240                418,922
 First Data                                          10,350                822,721
 Fiserv /1/                                           7,200                320,112
                                                                         1,561,755
DIVERSIFIED FINANCIAL SERVICES (3.20%)
 Citigroup                                            9,280                401,824
E-COMMERCE-SERVICES (3.15%)
 eBay /1/                                             7,440                395,064
ELECTRONIC COMPONENTS-SEMICONDUCTOR (10.99%)
 Intel                                               14,070                402,543
 Microchip Technology /1/                            11,350                505,075
 Texas Instruments                                   15,280                472,610
                                                                         1,380,228
FIDUCIARY BANKS (0.04%)
 Northern Trust                                         100                  5,312
HOTELS & MOTELS (2.02%)
 Hilton Hotels                                       15,500                253,580
MEDICAL PRODUCTS (3.88%)
 Johnson & Johnson                                    7,640                487,890
MEDICAL-BIOMEDICAL/GENE (2.78%)
 Amgen /1/                                            6,610                349,537
MEDICAL-DRUGS (5.79%)
 Forest Laboratories /1/                              4,790                369,501
 Pfizer                                               9,841                357,720
                                                                           727,221
MEDICAL-HOSPITALS (5.33%)
 Tenet Healthcare /1/                                 9,120                669,134
MOTORCYCLE & MOTOR SCOOTER (3.73%)
 Harley-Davidson                                      8,850                468,962
MULTI-LINE INSURANCE (2.34%)
 American International Group                         4,250                293,760
NETWORKING PRODUCTS (6.33%)
 Cisco Systems /1/                                   28,000                410,200
 Network Appliance /1/                               22,050                384,772
                                                                           794,972
PAPER & RELATED PRODUCTS (3.39%)
 International Paper                                 10,270                425,486
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (4.24%)
                                                                       $
 Bed Bath & Beyond /1/                               14,340                533,018
RETAIL-DISCOUNT (2.95%)
 Wal-Mart Stores                                      6,630                370,352
RETAIL-REGIONAL DEPARTMENT STORE (6.21%)
 Kohls /1/                                           10,581                779,820
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.10%)
 Taiwan Semiconductor Manufacturing                  29,110                515,247
SEMICONDUCTOR EQUIPMENT (2.37%)
 Applied Materials /1/                               12,260                298,163
THERAPEUTICS (2.30%)
 Gilead Sciences /1/                                  9,270                288,482
                                       TOTAL COMMON STOCKS              12,389,974
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (98.64%)              12,389,974
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (1.36%)                                                                   171,390
                                TOTAL NET ASSETS (100.00%)             $12,561,364
                                                                       -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (93.68%)
AEROSPACE & DEFENSE EQUIPMENT (0.69%)
                                                                       $
 Goodrich                                             3,575                114,114
 Lockheed Martin                                      1,100                 69,190
                                                                           183,304
APPAREL MANUFACTURERS (0.88%)
 Jones Apparel Group /1/                              2,000                 77,900
 Liz Claiborne                                        3,200                100,128
 VF                                                   1,300                 56,901
                                                                           234,929
APPLIANCES (0.58%)
 Whirlpool                                            2,075                155,521
AUTO-CARS & LIGHT TRUCKS (1.18%)
 Ford Motor                                             300                  4,800
 General Motors                                       4,800                307,920
                                                                           312,720
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.36%)
 Paccar                                               1,350                 96,485
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.38%)
 Autoliv                                              3,600                 79,560
 Dana                                                 7,200                145,872
 Delphi Automotive Systems                            9,800                152,390
 Lear /1/                                             2,400                123,384
 Magna International                                  1,800                133,002
                                                                           634,208
BEVERAGES-NON-ALCOHOLIC (0.40%)
 Coca-Cola Enterprises                                5,400                105,948
BROADCASTING SERVICES & PROGRAMMING (0.10%)
 Liberty Media /1/                                    2,400                 25,680
BUILDING-RESIDENTIAL & COMMERCIAL (0.82%)
 Centex                                               1,400                 78,820
 Pulte                                                2,600                138,320
                                                                           217,140
CHEMICALS-DIVERSIFIED (3.00%)
 Dow Chemical                                         8,444                268,519
 E.I. Du Pont de Nemours                              7,450                331,525
 Hercules                                             2,200                 26,840
 PPG Industries                                       3,300                172,623
                                                                           799,507
CHEMICALS-SPECIALTY (1.20%)
 Ashland                                              3,300                134,739
 Cabot                                                  900                 26,820
 Eastman Chemical                                     1,100                 48,510
 Lubrizol                                             2,800                 96,544
 Millennium Chemicals                                   900                 12,285
                                                                           318,898
COATINGS & PAINT (0.46%)
 Sherwin-Williams                                     4,000                122,920
COMMERCIAL BANKS (2.20%)
 Amsouth Bancorp                                      7,500                170,325
 Regions Financial                                    4,850                170,089
 SouthTrust                                           3,600                 96,048
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                       $
 UnionBanCal                                          3,050                147,620
                                                                           584,082
COMPUTER SERVICES (0.50%)
 Electronic Data Systems                              2,475                134,294
COMPUTERS (1.33%)
 Hewlett-Packard                                     15,500                265,050
 International Business Machines                      1,050                 87,948
                                                                           352,998
COMPUTERS-MEMORY DEVICES (0.24%)
 Quantum /1/                                          8,800                 64,680
CONSUMER PRODUCTS-MISCELLANEOUS (0.52%)
 Fortune Brands                                       2,650                138,489
CONTAINERS-METAL & GLASS (0.12%)
 Owens-Illinois /1/                                   2,000                 32,040
CONTAINERS-PAPER & PLASTIC (0.52%)
 Smurfit-Stone Container /1/                          6,200                100,688
 Sonoco Products                                      1,300                 37,570
                                                                           138,258
COSMETICS & TOILETRIES (0.85%)
 Procter & Gamble                                     2,500                225,650
DISTRIBUTION-WHOLESALE (1.21%)
 Genuine Parts                                        4,500                155,295
 Ingram Micro                                         2,000                 29,720
 Tech Data /1/                                        2,900                137,286
                                                                           322,301
DIVERSIFIED FINANCIAL SERVICES (2.98%)
 Citigroup                                           18,300                792,390
DIVERSIFIED MANUFACTURING OPERATIONS (1.43%)
 Acuity Brands                                          700                 12,985
 Cooper Industries                                    3,400                148,920
 Eaton                                                1,500                126,915
 FMC                                                  1,100                 42,570
 ITT Industries                                         700                 48,902
                                                                           380,292
ELECTRIC-INTEGRATED (4.32%)
 Ameren                                               3,700                154,512
 American Electric Power                              3,850                176,330
 Cinergy                                              3,600                127,908
 CMS Energy                                           1,050                 20,328
 Consolidated Edison                                  3,675                160,193
 Entergy                                              3,900                180,960
 Potomac Electric Power                               5,900                134,874
 Puget Energy                                         4,600                 95,358
 Western Resources                                    2,400                 41,736
 XCEL Energy                                          2,250                 57,218
                                                                         1,149,417
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.28%)
 Solectron /1/                                       10,300                 75,190
ELECTRONIC CONNECTORS (0.12%)
 Thomas & Betts                                       1,300                 30,550
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.42%)
                                                                       $
 Arrow Electronics                                    2,000                 52,800
 Avnet                                                2,300                 58,926
                                                                           111,726
ENGINES-INTERNAL COMBUSTION (0.05%)
 Briggs & Stratton                                      300                 12,645
FINANCE-CREDIT CARD (0.29%)
 American Express                                     1,900                 77,919
FINANCE-INVESTMENT BANKER & BROKER (2.71%)
 Bear Stearns                                         2,300                142,462
 Lehman Brothers Holdings                             3,250                191,750
 Merrill Lynch                                        1,400                 58,716
 Morgan Stanley Dean Witter                           6,900                329,268
                                                                           722,196
FINANCE-MORTGAGE LOAN/BANKER (2.96%)
 Countrywide Credit Industries                        3,500                163,485
 Federal Home Loan Mortgage                           2,500                163,375
 Federal National Mortgage Association                5,825                459,767
                                                                           786,627
FINANCIAL GUARANTEE INSURANCE (0.96%)
 MBIA                                                 1,700                 91,681
 MGIC Investment                                      2,300                164,128
                                                                           255,809
FOOD (0.58%)
 Archer-Daniels-Midland                              11,625                154,264
FOOD-MEAT PRODUCTS (0.17%)
 Hormel Foods                                         1,800                 44,460
FOOD-MISCELLANEOUS/DIVERSIFIED (2.07%)
 Conagra Foods                                        8,000                196,000
 H.J. Heinz                                           3,600                151,164
 Kellogg                                              1,500                 53,880
 Sara Lee                                             7,100                150,378
                                                                           551,422
FOOD-RETAIL (0.77%)
 Albertson's                                          5,200                174,408
 Kroger                                               1,300                 29,601
                                                                           204,009
FOOD-WHOLESALE/DISTRIBUTION (0.34%)
 Supervalu                                            3,000                 90,000
HOME DECORATION PRODUCTS (0.41%)
 Newell Rubbermaid                                    3,500                109,900
HOME FURNISHINGS (0.58%)
 Leggett & Platt                                      5,900                155,170
INDUSTRIAL GASES (0.32%)
 Praxair                                              1,500                 85,650
INSURANCE BROKERS (0.39%)
 AON                                                  2,900                103,617
LIFE & HEALTH INSURANCE (0.19%)
 Torchmark                                            1,225                 50,090
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.35%)
                                                                       $
 Becton Dickinson                                     1,000                 37,170
 Johnson & Johnson                                      875                 55,878
                                                                            93,048
MEDICAL-DRUGS (1.37%)
 Abbott Laboratories                                    800                 43,160
 Merck                                                4,050                220,077
 Schering-Plough                                      3,675                100,328
                                                                           363,565
MEDICAL-HMO (1.60%)
 Aetna /1/                                            2,800                133,280
 Health Net /1/                                       5,400                160,110
 Humana                                               8,100                132,435
                                                                           425,825
MONEY CENTER BANKS (5.44%)
 Bank of America                                      9,300                674,064
 JP Morgan Chase                                     11,300                396,630
 Wachovia                                             9,900                376,596
                                                                         1,447,290
MULTI-LINE INSURANCE (2.91%)
 Allstate                                             5,600                222,544
 American International Group                         1,289                 89,096
 Cigna                                                1,075                117,175
 MetLife                                              5,050                172,407
 Old Republic International                           2,800                 93,044
 St. Paul                                             1,625                 80,941
                                                                           775,207
MULTIMEDIA (0.29%)
 Viacom /1/                                             300                 14,130
 Walt Disney                                          2,700                 62,586
                                                                            76,716
OIL COMPANY-INTEGRATED (8.91%)
 Amerada Hess                                         2,000                153,760
 ChevronTexaco                                        6,628                574,714
 Conoco                                               5,350                150,067
 Exxon Mobil                                         28,500              1,144,845
 Occidental Petroleum                                 6,500                186,875
 Phillips Petroleum                                   2,700                161,487
                                                                         2,371,748
OIL REFINING & MARKETING (0.52%)
 Valero Energy                                        3,200                138,112
PAPER & RELATED PRODUCTS (2.50%)
 Boise Cascade                                        2,400                 81,288
 Georgia-Pacific                                      5,350                155,043
 International Paper                                  5,500                227,865
 Louisiana-Pacific                                    3,800                 44,460
 MeadWestvaco                                         5,340                156,783
                                                                           665,439
POULTRY (0.43%)
 Tyson Foods                                          8,235                115,455
POWER CONVERTER & SUPPLY EQUIPMENT (0.34%)
 Hubbell                                              2,600                 89,518
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.50%)
                                                                       $
 R.R. Donnelley & Sons                                4,200                134,232
PROPERTY & CASUALTY INSURANCE (0.97%)
 Chubb                                                2,550                195,585
 XL Capital                                             650                 61,328
                                                                           256,913
REGIONAL BANKS (8.08%)
 Bank One                                             8,300                339,221
 Comerica                                             2,600                163,410
 FleetBoston Financial                                8,187                289,001
 Huntington Bancshares                                7,700                156,233
 Keycorp                                              6,850                192,554
 National City                                        7,250                226,200
 Suntrust Banks                                       1,800                122,364
 Union Planters                                       2,375                119,011
 US Bancorp                                          11,797                279,589
 Wells Fargo                                          5,150                263,422
                                                                         2,151,005
RETAIL-DISCOUNT (0.48%)
 TJX                                                  2,900                126,382
RETAIL-MAJOR DEPARTMENT STORE (1.40%)
 May Department Stores                                4,800                166,464
 Sears Roebuck                                        3,900                205,725
                                                                           372,189
RETAIL-OFFICE SUPPLIES (0.26%)
 Office Depot /1/                                     3,600                 68,904
RETAIL-REGIONAL DEPARTMENT STORE (0.42%)
 Federated Department Stores /1/                      2,800                111,244
RETAIL-RESTAURANTS (0.55%)
 McDonald's                                           1,050                 29,820
 Wendy's International                                3,100                115,940
                                                                           145,760
RUBBER-TIRES (0.54%)
 Goodyear Tire & Rubber                               6,500                144,625
SAVINGS & LOANS/THRIFTS (2.12%)
 Charter One Financial                                1,942                 68,708
 Golden West Financial                                2,600                177,814
 Washington Mutual                                    8,387                316,441
                                                                           562,963
TELECOMMUNICATION EQUIPMENT (0.48%)
 Nortel Networks                                     16,800                 57,120
 Tellabs /1/                                          8,400                 71,316
                                                                           128,436
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.13%)
 Corning                                              5,200                 34,788
TELEPHONE-INTEGRATED (7.62%)
 AT&T                                                26,000                341,120
 BellSouth                                           12,700                385,445
 Qwest Communications International                  22,300                112,169
 SBC Communications                                  16,000                496,960
 Sprint                                               5,000                 79,250
 Verizon Communications                              12,900                517,419
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                       $
 WorldCom /1/                                        38,700                 95,937
                                                                         2,028,300
TOBACCO (1.73%)
 Philip Morris                                        8,450                459,933
TOOLS-HAND HELD (0.61%)
 Black & Decker                                       2,300                111,964
 Snap-On                                              1,600                 50,688
                                                                           162,652
TRANSPORT-RAIL (1.25%)
 Burlington Northern Santa Fe                         6,550                180,060
 Norfolk Southern                                     2,700                 57,861
 Union Pacific                                        1,675                 95,140
                                                                           333,061
                                       TOTAL COMMON STOCKS              24,926,705
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (93.68%)              24,926,705
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (6.32%)                                                                 1,666,304
                                TOTAL NET ASSETS (100.00%)             $26,593,009
                                                                       -------------

See accompanying notes.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (96.89%)
ADVERTISING AGENCIES (1.65%)
                                                                       $
 Interpublic Group                                   11,700                361,296
ADVERTISING SALES (0.82%)
 Lamar Advertising /1/                                4,180                179,447
ADVERTISING SERVICES (0.48%)
 Getty Images /1/                                     3,030                105,474
AIRLINES (0.48%)
 Northwest Airlines /1/                               5,700                105,108
APPLICATIONS SOFTWARE (1.93%)
 J.D. Edwards /1/                                     7,700                 85,470
 Mercury Interactive /1/                              5,170                192,686
 Peregrine Systems /1/                               21,020                143,987
                                                                           422,143
AUDIO & VIDEO PRODUCTS (0.54%)
 Polycom /1/                                          5,680                117,122
BEVERAGES-NON-ALCOHOLIC (0.87%)
 Pepsi Bottling Group                                 6,670                191,029
BUILDING-MAINTENANCE & SERVICE (0.48%)
 Ecolab                                               2,390                104,945
CABLE TV (0.95%)
 USA Networks /1/                                     6,900                206,379
CASINO HOTELS (0.72%)
 MGM Mirage                                           3,900                156,585
CASINO SERVICES (0.83%)
 International Game Technology                        2,870                180,667
COMMERCIAL BANKS (0.42%)
 Zions Bancorp                                        1,680                 90,854
COMPUTER SERVICES (3.34%)
 Affiliated Computer Services /1/                     3,780                204,385
 Bisys Group /1/                                      4,940                168,948
 DST Systems /1/                                      3,020                149,248
 Sungard Data Systems /1/                             6,990                208,022
                                                                           730,603
COMPUTERS-INTEGRATED SYSTEMS (1.80%)
 Brocade Communications System /1/                   15,350                392,806
COMPUTERS-PERIPHERAL EQUIPMENT (0.86%)
 Lexmark International /1/                            3,150                188,307
CONSULTING SERVICES (0.50%)
 KPMG Consulting /1/                                  6,180                108,150
DATA PROCESSING & MANAGEMENT (1.49%)
 Fiserv /1/                                           3,790                168,503
 SEI Investments                                      4,640                156,322
                                                                           324,825
DENTAL SUPPLIES & EQUIPMENT (0.85%)
 Dentsply International                               4,665                185,061
E-COMMERCE-PRODUCTS (1.11%)
 Amazon.com /1/                                      14,590                243,507
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (1.01%)
                                                                       $
 TMP Worldwide /1/                                    7,340                221,448
ELECTRONIC COMPONENTS-SEMICONDUCTOR (7.78%)
 Broadcom /1/                                         6,700                231,150
 International Rectifier /1/                          3,760                173,411
 Microchip Technology /1/                             6,120                272,340
 National Semiconductor /1/                           8,460                266,659
 Nvidia /1/                                           7,640                265,948
 PMC - Sierra /1/                                    15,160                235,890
 QLogic /1/                                           5,550                253,691
                                                                         1,699,089
ENTERPRISE SOFTWARE & SERVICE (0.67%)
 Advent Software /1/                                  2,950                145,671
ENTERTAINMENT SOFTWARE (1.97%)
 Electronic Arts /1/                                  3,440                203,132
 THQ                                                  6,495                227,715
                                                                           430,847
FIDUCIARY BANKS (1.03%)
 Investors Financial Services                         3,060                225,338
FINANCE-AUTO LOANS (0.87%)
 AmeriCredit /1/                                      4,880                189,442
FINANCE-INVESTMENT BANKER & BROKER (1.73%)
 Bear Stearns                                         2,750                170,335
 Legg Mason                                           4,150                208,496
                                                                           378,831
FOOD-CONFECTIONERY (0.52%)
 Hershey Foods                                        1,670                113,560
FOOD-MISCELLANEOUS/DIVERSIFIED (1.01%)
 Kellogg                                              6,160                221,267
HEALTH CARE COST CONTAINMENT (0.87%)
 Caremark Rx /1/                                      8,840                190,060
HOTELS & MOTELS (1.56%)
 Hilton Hotels                                       10,590                173,252
 Starwood Hotels & Resorts Worldwide                  4,440                167,832
                                                                           341,084
INDEPENDENT POWER PRODUCER (1.73%)
 Calpine /1/                                         17,310                190,410
 Mirant /1/                                          15,480                186,998
                                                                           377,408
INSURANCE BROKERS (0.56%)
 Arthur J. Gallagher                                  3,410                123,101
INTERNET BROKERS (0.61%)
 E*trade Group /1/                                   17,660                133,156
INTERNET SECURITY (0.70%)
 Symantec /1/                                         4,330                153,325
MEDICAL INSTRUMENTS (1.52%)
 St. Jude Medical                                     4,000                332,840
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL LABORATORY & TESTING SERVICE (2.84%)
                                                                       $
 Laboratory Corp. of America Holdings /1/             3,070                304,544
 Quest Diagnostics /1/                                3,430                315,320
                                                                           619,864
MEDICAL PRODUCTS (2.91%)
 Henry Schein /1/                                     4,940                235,094
 Varian Medical Systems                               5,240                227,154
 Zimmer Holdings                                      4,970                172,509
                                                                           634,757
MEDICAL-BIOMEDICAL/GENE (1.26%)
 Idec Pharmaceuticals /1/                             5,020                275,849
MEDICAL-DRUGS (4.41%)
 Cephalon /1/                                         1,930                113,175
 King Pharmaceuticals /1/                            10,900                341,606
 Medimmune /1/                                       11,441                382,129
 OSI Pharmaceuticals /1/                              3,950                126,282
                                                                           963,192
MEDICAL-HMO (2.58%)
 Anthem                                               3,310                225,742
 Wellpoint Health Networks /1/                        4,500                337,860
                                                                           563,602
MEDICAL-HOSPITALS (0.77%)
 Universal Health Services                            3,630                168,977
MEDICAL-WHOLESALE DRUG DISTRIBUTION (1.37%)
 AmerisourceBergen                                    3,870                299,925
NETWORKING PRODUCTS (2.94%)
 Emulex /1/                                           7,010                203,220
 Extreme Networks /1/                                20,470                184,025
 Network Appliance /1/                               14,560                254,072
                                                                           641,317
OFFICE SUPPLIES & FORMS (0.54%)
 Avery Dennison                                       1,850                118,493
OIL & GAS DRILLING (0.87%)
 Ensco International                                  5,600                189,056
OIL COMPANY-EXPLORATION & PRODUCTION (1.99%)
 Kerr-McGee                                           1,970                117,806
 Murphy Oil                                           2,020                190,587
 Pogo Producing                                       3,690                126,346
                                                                           434,739
OIL FIELD MACHINERY & EQUIPMENT (2.24%)
 Cooper Cameron /1/                                   2,610                143,132
 Weatherford International /1/                        6,930                345,599
                                                                           488,731
OIL-FIELD SERVICES (2.11%)
 BJ Services /1/                                      8,460                310,820
 Tidewater                                            3,470                150,945
                                                                           461,765
OPTICAL SUPPLIES (0.80%)
 Alcon                                                5,070                175,676
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (1.29%)
                                                                       $
 Boise Cascade                                        3,200                108,384
 Bowater                                              3,620                172,602
                                                                           280,986
PHARMACY SERVICES (1.09%)
 Express Scripts /1/                                  3,770                238,302
RADIO (0.72%)
 Emmis Communications /1/                             5,430                157,850
RETAIL-COMPUTER EQUIPMENT (0.76%)
 CDW Computer Centers /1/                             3,040                166,592
RETAIL-CONSUMER ELECTRONICS (1.62%)
 Best Buy /1/                                         4,770                354,650
RETAIL-DISCOUNT (1.09%)
 Dollar Tree Stores /1/                               2,700                102,978
 Family Dollar Stores                                 3,900                134,940
                                                                           237,918
RETAIL-HOME FURNISHINGS (0.53%)
 Pier 1 Imports                                       4,850                116,158
RETAIL-JEWELRY (1.11%)
 Tiffany                                              6,110                242,873
RETAIL-RESTAURANTS (0.50%)
 Krispy Kreme Doughnuts /1/                           2,840                108,431
RETAIL-VIDEO RENTAL (0.83%)
 Hollywood Entertainment /1/                          8,740                180,394
SCHOOLS (1.31%)
 Apollo Group /1/                                     4,365                167,354
 Education Management /1/                             2,750                118,580
                                                                           285,934
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.90%)
 Globespan Virata /1/                                22,860                134,874
 Marvell Technology Group /1/                         7,780                280,080
                                                                           414,954
SEMICONDUCTOR EQUIPMENT (5.91%)
 Amkor Technology /1/                                 7,860                157,986
 Kla-Tencor /1/                                       7,560                445,813
 Lam Research /1/                                     5,880                150,881
 Novellus Systems /1/                                 7,270                344,598
 Teradyne /1/                                         5,790                190,780
                                                                         1,290,058
SEMICONDUCTORS (0.96%)
 Microtune /1/                                       18,740                208,951
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.80%)
 Finisar /1/                                         27,270                174,255
TELECOMMUNICATIONS (0.60%)
 Newport                                              6,360                130,444
TELEVISION (0.71%)
 Univision Communications /1/                         3,890                155,444
                                                     Shares
                                                      Held                Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (1.76%)
                                                                       $
 CV Therapeutics /1/                                  5,380                155,697
 Gilead Sciences /1/                                  7,360                229,043
                                                                           384,740
WEB PORTALS (0.72%)
 Yahoo /1/                                           10,660                157,342
WIRELESS EQUIPMENT (0.79%)
 RF Micro Devices /1/                                 9,970                173,478
                                       TOTAL COMMON STOCKS              21,166,472
                                                                       -----------

                      TOTAL PORTFOLIO INVESTMENTS (96.89%)              21,166,472
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (3.11%)                                                                   679,029
                                TOTAL NET ASSETS (100.00%)             $21,845,501
                                                                       -------------




/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                 PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (88.32%)
AEROSPACE & DEFENSE (0.83%)
                                                                       $
 Titan /1/                                            3,060                69,952
APPAREL MANUFACTURERS (0.76%)
 Coach /1/                                            1,150                64,400
APPLICATIONS SOFTWARE (1.73%)
 J.D. Edwards /1/                                     7,770                86,247
 Roxio /1/                                            2,790                59,287
                                                                          145,534
AUDIO & VIDEO PRODUCTS (0.78%)
 Harman International Industries                      1,110                65,546
CABLE TV (0.19%)
 Insight Communications /1/                           1,030                15,975
CELLULAR TELECOMMUNICATIONS (1.32%)
 AirGate PCS /1/                                      4,580                65,494
 Alamosa Holdings /1/                                 8,930                45,632
                                                                          111,126
COMMERCIAL BANKS (1.62%)
 Cullen/Frost Bankers                                 2,300                86,802
 Southwest Bancorp. of Texas /1/                      1,410                49,392
                                                                          136,194
COMMERCIAL SERVICE-FINANCE (1.35%)
 NCO Group /1/                                        1,650                45,936
 PRG-Schultz International /1/                        4,960                68,051
                                                                          113,987
COMMERCIAL SERVICES (2.55%)
 Corporate Executive Board /1/                        5,650               214,700
COMPUTER SERVICES (2.54%)
 Anteon International                                 2,270                51,642
 CACI International /1/                               1,090                32,890
 Ciber /1/                                            3,150                22,050
 Manhattan Associates /1/                             3,390               107,056
                                                                          213,638
COMPUTERS-MEMORY DEVICES (0.45%)
 Sandisk /1/                                          2,300                37,628
CONSULTING SERVICES (1.38%)
 FTI Consulting                                       3,240               116,057
DATA PROCESSING & MANAGEMENT (0.76%)
 Documentum /1/                                       3,300                64,086
E-MARKETING-INFORMATION (0.46%)
 Digital River /1/                                    7,910                39,075
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.74%)
 AstroPower /1/                                         780                29,032
 ChipPAC                                              8,620                78,873
 Intersil Holding /1/                                 2,150                57,727
 Semtech /1/                                          2,050                65,559
                                                                          231,191
ENTERPRISE SOFTWARE & SERVICE (3.77%)
 Advent Software /1/                                  1,860                91,847
 Concord Communications /1/                           4,260                80,088
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                       $
 JDA Software Group /1/                               4,820               145,757
                                                                          317,692
FIDUCIARY BANKS (2.86%)
 Investors Financial Services                         3,270               240,803
FINANCE-AUTO LOANS (2.01%)
 AmeriCredit /1/                                      4,360               169,255
FOOD-RETAIL (0.99%)
 Whole Foods Market /1/                               1,790                83,700
FOOD-WHOLESALE/DISTRIBUTION (1.37%)
 Fleming                                              4,130                91,025
 United Natural Foods /1/                             1,010                24,190
                                                                          115,215
HOME FURNISHINGS (0.70%)
 Furniture Brands International /1/                   1,450                59,204
HUMAN RESOURCES (2.70%)
 Administaff /1/                                      1,670                38,327
 AMN Healthcare Services /1/                          1,560                48,064
 Exult                                                6,910                60,324
 Medical Staffing Network Holdings                      230                 5,575
 MPS Group /1/                                        8,320                74,880
                                                                          227,170
INSTRUMENTS-CONTROLS (1.13%)
 Photon Dynamics /1/                                  1,960                94,942
INTERNET BROKERS (0.22%)
 Ameritrade Holding /1/                               3,510                18,849
INTERNET INFRASTRUCTURE EQUIPMENT (0.56%)
 Centillium Communications /1/                        4,050                47,061
INTERNET INFRASTRUCTURE SOFTWARE (0.37%)
 Seebeyond Technology                                 9,110                31,338
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.58%)
 Affiliated Managers Group /1/                        2,090               132,924
LASERS-SYSTEMS & COMPONENTS (1.15%)
 Cymer /1/                                            2,050                96,904
MACHINERY-PUMPS (0.92%)
 Flowserve                                            2,250                77,625
MEDICAL INFORMATION SYSTEM (1.20%)
 Cerner /1/                                           1,910               101,440
MEDICAL INSTRUMENTS (0.83%)
 Thoratec                                             8,550                70,196
MEDICAL PRODUCTS (0.63%)
 Inamed /1/                                           1,440                53,035
MEDICAL-BIOMEDICAL/GENE (3.86%)
 Enzon /1/                                            1,560                58,094
 Icos /1/                                             2,640                68,006
 Idec Pharmaceuticals /1/                               990                54,401
 Immunomedics /1/                                     2,440                32,110
 InterMune /1/                                        2,010                53,768
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                       $
 Invitrogen /1/                                       1,710                59,303
                                                                          325,682
MEDICAL-DRUGS (3.58%)
 Axcan Pharmaceuticals                                1,790                23,771
 Celgene /1/                                          5,340               105,625
 First Horizon Pharmaceutical /1/                     2,320                60,413
 SICOR /1/                                            6,310               111,813
                                                                          301,622
MEDICAL-GENERIC DRUGS (0.83%)
 Taro Pharmaceuticals Industries                      3,200                70,227
MEDICAL-HMO (0.75%)
 Mid Atlantic Medical Services /1/                    1,730                63,024
MISCELLANEOUS MANUFACTURERS (0.50%)
 WABTEC                                               2,760                42,200
OIL & GAS DRILLING (5.20%)
 Helmerich & Payne                                    1,690                69,645
 Patterson-UTI Energy /1/                             2,050                65,600
 Precision Drilling /1/                               1,360                45,574
 Rowan                                               10,140               257,353
                                                                          438,172
OIL COMPANY-EXPLORATION & PRODUCTION (0.91%)
 Evergreen Resources /1/                              1,710                76,523
OIL FIELD MACHINERY & EQUIPMENT (1.58%)
 Grant Prideco /1/                                    8,310               132,960
PHARMACY SERVICES (2.25%)
 Accredo Health /1/                                   2,930               189,659
PHYSICIAN PRACTICE MANAGEMENT (1.25%)
 Pediatrix Medical Group /1/                          2,240               105,258
POWER CONVERTER & SUPPLY EQUIPMENT (1.42%)
 Advanced Energy Industries /1/                       3,430               119,364
RACETRACKS (0.87%)
 Penn National Gaming /1/                             1,900                73,036
RADIO (1.97%)
 Cumulus Media /1/                                    1,740                32,590
 Radio One /1/                                        2,290                49,006
 Regent Communications                                1,760                13,429
 Spanish Broadcasting System /1/                      4,400                70,620
                                                                          165,645
RESEARCH & DEVELOPMENT (0.60%)
 Pharmaceutical Product Development /1/               2,000                50,360
RETAIL-APPAREL & SHOE (2.69%)
 AnnTaylor Stores /1/                                 2,370               103,024
 HOT Topic /1/                                        3,120                70,387
 Pacific Sunwear of California /1/                    2,140                53,457
                                                                          226,868
RETAIL-BEDDING (0.67%)
 Linens 'N Things /1/                                 1,620                56,214
                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-LEISURE PRODUCTS (0.76%)
                                                                       $
 West Marine                                          2,880                63,878
RETAIL-MAIL ORDER (0.72%)
 Williams-Sonoma /1/                                  1,060                61,067
RETAIL-RESTAURANTS (1.47%)
 P.F. Chang's China Bistro /1/                        1,710               123,889
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.14%)
 Atmel /1/                                           10,690                96,210
SEMICONDUCTOR EQUIPMENT (3.34%)
 Amkor Technology /1/                                 3,600                72,360
 Helix Technology                                     2,290                61,968
 Kulicke & Soffa Industries                           2,010                36,461
 MKS Instruments /1/                                  2,110                71,508
 Mykrolis /1/                                         2,650                39,061
                                                                          281,358
TELECOMMUNICATION EQUIPMENT (1.16%)
 Arris Group /1/                                      5,140                44,615
 UTStarcom /1/                                        2,170                53,165
                                                                           97,780
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.26%)
 Harmonic /1/                                         2,740                22,057
TELECOMMUNICATION SERVICES (0.13%)
 West                                                   390                10,920
TELECOMMUNICATIONS (0.09%)
 Ubiquitel /1/                                        4,050                 7,452
THERAPEUTICS (2.01%)
 Abgenix                                              3,380                47,692
 Cell Therapeutics /1/                                5,300                65,826
 Medarex                                              5,500                55,770
                                                                          169,288
TRANSPORT-TRUCK (3.15%)
 Arkansas Best                                        1,630                39,365
 JB Hunt Transport Services                           1,750                45,833
 Swift Transportation /1/                             4,130                80,328
 USFreightways                                        1,180                39,471
 Yellow                                               2,230                60,143
                                                                          265,140
VITAMINS & NUTRITION PRODUCTS (0.47%)
 NBTY /1/                                             2,320                39,858








                                                     Shares
                                                      Held               Value
----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (2.24%)
 Powerwave Technologies /1/                           7,260            $   86,684
 RF Micro Devices /1/                                 5,890               102,486
                                                                          189,170
                                       TOTAL COMMON STOCKS              7,441,323
                                                                       ----------

                      TOTAL PORTFOLIO INVESTMENTS (88.32%)              7,441,323
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (11.68%)                                                                 984,252
                                TOTAL NET ASSETS (100.00%)             $8,425,575
                                                                       ------------



/1 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL REAL ESTATE FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)


                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (97.41%)
APARTMENT REITS (17.68%)
                                                                             $
 Apartment Investment & Management                         24,900              1,222,590
 Archstone-Smith Trust                                     29,712                801,036
 AvalonBay Communities                                      5,587                266,332
 BRE Properties                                             9,600                313,440
 Camden Property Trust                                     21,600                859,680
 Equity Residential Properties Trust                       49,100              1,384,620
 Essex Property Trust                                       7,900                410,800
 United Dominion Realty Trust                              60,200              1,005,340
                                                                               6,263,838
DIVERSIFIED REITS (10.60%)
 Brookfield Properties                                     43,200                859,680
 Capital Automotive                                        31,240                756,008
 Liberty Property Trust                                    22,400                715,680
 Vornado Realty Trust                                      32,300              1,424,430
                                                                               3,755,798
FACTORY OUTLET REITS (3.11%)
 Chelsea Property Group                                    18,200              1,100,190
HOTEL REITS (9.15%)
 Extended Stay America /1/                                  8,500                141,950
 Hospitality Properties Trust                              18,900                642,600
 Host Marriott                                            101,581              1,209,830
 LaSalle Hotel Properties /1/                               2,296                 36,736
 Meristar Hospitality                                      29,500                517,725
 Starwood Hotels & Resorts Worldwide                       18,300                691,740
                                                                               3,240,581
MALL REITS (15.64%)
 CBL & Associates Properties                                6,700                245,220
 General Growth Properties                                 23,800              1,088,374
 Macerich                                                  29,000                851,150
 Mills                                                     15,500                426,560
 Rouse                                                     37,700              1,219,972
 Simon Property Group                                      50,600              1,707,750
                                                                               5,539,026
MANUFACTURED HOUSING REITS (1.62%)
 Manufactured Home Communities                             10,900                366,458
 Sun Communities                                            5,100                207,060
                                                                                 573,518
OFFICE & INDUSTRIAL REITS (27.35%)
 Alexandria Real Estate Equities                            9,800                447,860
 AMB Property                                              27,600                773,904
 Arden Realty                                              25,900                729,085
 Brandywine Realty Trust                                    8,100                193,509
 CarrAmerica Realty                                        27,200                873,664
 Centerpoint Properties                                     4,928                269,561
 Duke-Weeks Realty                                          8,700                228,810
 Equity Office Properties Trust                            73,201              2,095,745
 Glenborough Realty Trust                                   6,000                134,700
 Mack-Cali Realty                                          25,900                849,520
 Prentiss Properties Trust                                 12,100                372,075
 Prologis Trust                                            43,250                960,150
 PS Business Parks                                         23,500                844,825
 SL Green Realty                                           26,000                912,600
                                                                               9,686,008
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SELF STORAGE REITS (4.70%)
                                                                             $
 Public Storage                                            40,400              1,533,988
 Shurgard Storage Centers                                   3,700                130,425
                                                                               1,664,413
SHOPPING CENTER REITS (7.56%)
 Developers Diversified Realty                             43,900                970,190
 Pan Pacific Retail Properties                             24,400                773,236
 Realty Income                                              6,600                222,750
 Weingarten Realty Investors                               20,000                712,000
                                                                               2,678,176
                                             TOTAL COMMON STOCKS              34,501,548

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.87%)
DIVERSIFIED FINANCIAL SERVICES (0.87%)
 Investment in Joint Trading Account; Citigroup        10,000,000
                                                       $                     $
  1.85%; 05/01/02                                         310,073                310,073
                                          TOTAL COMMERCIAL PAPER                 310,073
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (98.28%)              34,811,621
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.72%)                   607,642
                                      TOTAL NET ASSETS (100.00%)             $35,419,263
                                                                             -------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL SMALLCAP FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (97.04%)
ADVERTISING SERVICES (0.24%)
                                                                             $
 R.H. Donnelley                                             8,470                 249,187
AEROSPACE & DEFENSE (0.63%)
 Esterline Technologies                                    17,590                 408,968
 Gencorp                                                   16,200                 254,340
                                                                                  663,308
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
 BE Aerospace /1/                                          34,400                 447,200
 Moog                                                      13,300                 454,860
 Triumph Group /1/                                          5,900                 271,695
 United Defense Industries /1/                             13,500                 367,200
                                                                                1,540,955
AGRICULTURAL OPERATIONS (0.94%)
 Delta & Pine Land                                         41,400                 805,644
 Hines Horticulture /1/                                    40,037                 184,170
                                                                                  989,814
AIRLINES (1.29%)
 Airtran Holdings /1/                                      53,960                 301,636
 Frontier Airlines /1/                                     13,795                 213,133
 JetBlue Airways                                            1,945                  97,834
 Mesa Air Group /1/                                        28,780                 284,922
 Skywest                                                   20,300                 465,885
                                                                                1,363,410
APPAREL MANUFACTURERS (1.45%)
 Columbia Sportswear /1/                                    7,180                 271,404
 Gymboree /1/                                              19,600                 357,504
 Phillips-Van Heusen                                       17,000                 259,080
 Quiksilver /1/                                             7,380                 180,072
 Tommy Hilfiger /1/                                        29,424                 459,897
                                                                                1,527,957
APPLICATIONS SOFTWARE (0.27%)
 Actuate /1/                                               49,646                 280,500
ATHLETIC EQUIPMENT (0.30%)
 Direct Focus /1/                                           7,100                 317,370
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.16%)
 American Axle & Manufacturing    Holdings /1/             15,600                 514,800
 Modine Manufacturing                                       6,100                 179,462
 Tower Automotive /1/                                      36,100                 529,587
                                                                                1,223,849
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.26%)
 Elcor                                                     10,300                 277,894
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.59%)
 Insituform Technologies /1/                               25,262                 627,761
BUILDING PRODUCTS-AIR & HEATING (0.72%)
 Lennox International                                      21,900                 328,500
 Nortek                                                     9,700                 429,128
                                                                                  757,628
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.60%)
 Florida Rock Industries                                    8,100                 323,838
 Texas Industries                                           7,900                 306,362
                                                                                  630,200
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-LIGHT FIXTURES (0.25%)
                                                                             $
 LSI Industries                                            13,350                 265,265
BUILDING PRODUCTS-WOOD (0.61%)
 Rayonier                                                   5,400                 316,818
 Universal Forest Products                                 13,000                 325,000
                                                                                  641,818
BUILDING-HEAVY CONSTRUCTION (0.37%)
 Chicago Bridge & Iron                                     13,100                 386,450
BUILDING-RESIDENTIAL & COMMERCIAL (0.47%)
 Ryland Group                                               2,500                 275,000
 Toll Brothers /1/                                          7,600                 226,100
                                                                                  501,100
BUSINESS TO BUSINESS-E COMMERCE (0.34%)
 ePlus /1/                                                 36,308                 359,449
CABLE TV (0.37%)
 Mediacom Communications /1/                               38,560                 385,600
CASINO HOTELS (0.24%)
 Aztar /1/                                                 10,700                 248,989
CELLULAR TELECOMMUNICATIONS (1.23%)
 AirGate PCS /1/                                           19,900                 284,570
 Alamosa Holdings /1/                                      32,200                 164,542
 Crown Castle International /1/                            66,350                 484,355
 Rural Cellular /1/                                        44,294                 163,888
 Western Wireless /1/                                      32,050                 203,197
                                                                                1,300,552
CHEMICALS-DIVERSIFIED (0.98%)
 Hercules                                                  24,600                 300,120
 Olin                                                      16,300                 296,823
 Solutia                                                   52,940                 442,578
                                                                                1,039,521
CHEMICALS-SPECIALTY (0.90%)
 Albemarle                                                 13,300                 394,345
 Chemfirst                                                 13,500                 377,325
 OM Group                                                   2,700                 180,225
                                                                                  951,895
CIRCUIT BOARDS (0.94%)
 Benchmark Electronics /1/                                 11,100                 337,440
 DDI /1/                                                   43,235                 260,275
 Merix /1/                                                 11,300                 188,936
 Pemstar /1/                                               27,943                 201,189
                                                                                  987,840
COATINGS & PAINT (0.60%)
 RPM                                                       37,350                 633,083
COMMERCIAL BANKS (2.67%)
 CVB Financial                                             12,625                 271,437
 First Midwest Bancorp                                      5,250                 159,758
 Greater Bay Bancorp                                       16,070                 538,184
 Local Financial /1/                                       16,100                 269,353
 R & G Financial                                           19,800                 396,198
 Southwest Bancorp. of Texas /1/                           10,210                 357,656
 UMB Financial                                              8,337                 398,684
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 United Bankshares                                         13,500                 432,000
                                                                                2,823,270
COMMERCIAL SERVICES (1.62%)
 Central Parking                                           12,600                 331,632
 Plexus /1/                                                14,130                 353,109
 Quanta Services /1/                                       39,090                 655,148
 Sourcecorp /1/                                            12,450                 373,500
                                                                                1,713,389
COMPUTER SERVICES (0.69%)
 Anteon International                                      17,500                 398,125
 CACI International /1/                                     6,550                 197,640
 Ciber /1/                                                 18,739                 131,173
                                                                                  726,938
COMPUTERS-INTEGRATED SYSTEMS (0.77%)
 NetScout Systems /1/                                      38,490                 350,644
 NetSolve /1/                                              18,306                 129,973
 NYFIX /1/                                                 32,750                 329,792
                                                                                  810,409
COMPUTERS-MEMORY DEVICES (1.44%)
 Advanced Digital Information /1/                          18,900                 170,100
 Maxtor /1/                                                43,330                 300,277
 Read-Rite /1/                                             94,060                 333,913
 Sandisk /1/                                               18,250                 298,570
 Western Digital /1/                                       67,640                 418,691
                                                                                1,521,551
CONSULTING SERVICES (0.42%)
 KPMG Consulting /1/                                        9,550                 167,125
 Right Management Consultants /1/                          10,500                 280,350
                                                                                  447,475
CONSUMER PRODUCTS-MISCELLANEOUS (1.20%)
 Blyth                                                     11,800                 351,050
 Dial                                                      20,100                 421,698
 Fossil /1/                                                 5,321                 147,658
 Scotts /1/                                                 7,200                 343,512
                                                                                1,263,918
CONTAINERS-METAL & GLASS (0.27%)
 Owens-Illinois /1/                                        17,875                 286,358
DATA PROCESSING & MANAGEMENT (0.24%)
 eFunds /1/                                                16,180                 257,262
DECISION SUPPORT SOFTWARE (1.11%)
 Interactive Intelligence /1/                              45,679                 182,716
 NetIQ /1/                                                 43,975                 986,359
                                                                                1,169,075
DIAGNOSTIC KITS (0.23%)
 Idexx Laboratories /1/                                     8,500                 242,080
DIVERSIFIED MANUFACTURING OPERATIONS (0.58%)
 A.O. Smith                                                 8,800                 273,680
 Carlisle                                                   1,617                  65,472
 Harsco                                                     6,310                 268,175
                                                                                  607,327
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.30%)
                                                                             $
 Walter Industries                                         23,400                 315,900
E-COMMERCE-PRODUCTS (0.33%)
 barnesandnoble.com /1/                                   142,387                 195,099
 Global Sports                                             11,950                 154,752
                                                                                  349,851
E-SERVICES-CONSULTING (0.01%)
 Answerthink /1/                                            2,425                  15,641
EDUCATIONAL SOFTWARE (0.16%)
 SmartForce /1/                                            26,760                 172,575
ELECTRIC-INTEGRATED (1.45%)
 CH Energy Group                                            9,400                 483,066
 Cleco                                                     10,400                 257,712
 Idacorp                                                   14,600                 552,464
 PNM Resources                                              8,200                 237,800
                                                                                1,531,042
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.31%)
 DSP Group /1/                                             15,265                 323,923
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.20%)
 ATI Technologies /1/                                      42,200                 430,440
 ESS Technology /1/                                        35,400                 565,338
 Transmeta /1/                                            112,850                 266,326
                                                                                1,262,104
ELECTRONICS-MILITARY (0.36%)
 Engineered Support Systems                                 7,600                 375,440
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.29%)
 Jacobs Engineering Group                                   7,800                 307,788
ENGINES-INTERNAL COMBUSTION (1.00%)
 Briggs & Stratton                                         17,100                 720,765
 Cummins Engine                                             7,800                 331,890
                                                                                1,052,655
ENTERTAINMENT SOFTWARE (0.92%)
 3DO /1/                                                  108,430                  76,974
 Midway Games /1/                                          30,470                 415,916
 Take-Two Interactive Software /1/                         18,900                 474,390
                                                                                  967,280
FINANCE-INVESTMENT BANKER & BROKER (0.14%)
 Instinet Group /1/                                        21,920                 153,024
FINANCE-MORTGAGE LOAN/BANKER (0.74%)
 Doral Financial                                           22,510                 786,499
FOOD-DAIRY PRODUCTS (0.36%)
 Dean Foods /1/                                            10,400                 385,008
FOOD-MEAT PRODUCTS (0.23%)
 Smithfield Foods /1/                                      11,700                 246,870
FOOD-MISCELLANEOUS/DIVERSIFIED (0.29%)
 American Italian Pasta /1/                                 6,200                 308,388
FOOD-WHOLESALE/DISTRIBUTION (0.86%)
 Fleming                                                   23,980                 528,519
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE/DISTRIBUTION (CONTINUED)
                                                                             $
 Performance Food Group /1/                                10,400                 374,723
                                                                                  903,242
FOOTWEAR & RELATED APPAREL (0.65%)
 Maxwell Shoe /1/                                           6,635                 132,700
 Skechers U.S.A. /1/                                       13,610                 316,432
 Timberland                                                 5,920                 241,536
                                                                                  690,668
FORESTRY (0.34%)
 Plum Creek Timber                                         11,800                 359,310
GARDEN PRODUCTS (0.30%)
 Toro                                                       5,400                 313,200
GAS-DISTRIBUTION (0.87%)
 AGL Resources                                             14,200                 339,948
 New Jersey Resources                                      11,000                 352,000
 Peoples Energy                                             5,900                 230,100
                                                                                  922,048
GOLD MINING (0.77%)
 Agnico-Eagle Mines                                        58,750                 816,037
GOLF (0.40%)
 Callaway Golf                                             23,890                 420,464
HEALTHCARE-PRODUCTS (0.28%)
 Oakley /1/                                                14,725                 293,322
HOME FURNISHINGS (0.37%)
 Bassett Furniture Industries                              10,582                 216,931
 Furniture Brands International /1/                         4,200                 171,486
                                                                                  388,417
HUMAN RESOURCES (0.28%)
 Korn/Ferry International /1/                              19,298                 202,629
 Medical Staffing Network Holdings                          3,930                  95,263
                                                                                  297,892
IDENTIFICATION SYSTEM-DEVELOPMENT (0.19%)
 Paxar /1/                                                 11,713                 195,607
INDEX FUND-SMALL CAP (0.47%)
 iShares S&P SmallCap 600                                   5,100                 499,443
INSTRUMENTS-CONTROLS (0.36%)
 Mettler Toledo International /1/                           9,810                 377,195
INTERNET APPLICATION SOFTWARE (0.60%)
 Netegrity /1/                                             36,980                 282,897
 Vignette /1/                                             135,430                 348,055
                                                                                  630,952
INTERNET CONTENT-INFORMATION/NEWS (0.53%)
 SkillSoft /1/                                             29,078                 558,559
INTERNET FINANCIAL SERVICES (0.80%)
 IndyMac Bancorp                                           33,490                 845,622
INTERNET INFRASTRUCTURE EQUIPMENT (0.46%)
 Avocent /1/                                               19,550                 488,750
INTERNET INFRASTRUCTURE SOFTWARE (0.34%)
 Internet Pictures /1/                                     13,777                  28,243
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (CONTINUED)
                                                                             $
 Retek /1/                                                 13,800                 325,666
                                                                                  353,909
INTERNET SECURITY (0.36%)
 Internet Security Systems /1/                             19,250                 377,300
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.34%)
 Affiliated Managers Group /1/                              5,710                 363,156
LASERS-SYSTEMS & COMPONENTS (0.17%)
 Cymer /1/                                                  3,800                 179,626
LIFE & HEALTH INSURANCE (0.60%)
 Protective Life                                            7,700                 245,322
 Scottish Annuity & Life Holdings                           6,600                 141,240
 Stancorp Financial Group                                   4,300                 251,550
                                                                                  638,112
LOTTERY SERVICES (0.30%)
 Gtech Holdings /1/                                         5,250                 314,528
MACHINERY TOOLS & RELATED PRODUCTS (0.12%)
 Regal Beloit                                               5,016                 131,168
MACHINERY-CONSTRUCTION & MINING (0.71%)
 JLG Industries                                            23,830                 392,242
 Terex                                                     14,475                 362,599
                                                                                  754,841
MACHINERY-DIVERSIFIED (0.18%)
 Brooks Automation /1/                                      5,300                 188,945
MACHINERY-GENERAL INDUSTRY (0.25%)
 Manitowoc                                                  6,000                 262,200
MACHINERY-MATERIAL HANDLING (0.23%)
 Nacco Industries                                           3,240                 238,464
MEDICAL INSTRUMENTS (0.41%)
 Intuitive Surgical /1/                                    42,383                 430,187
MEDICAL-BIOMEDICAL/GENE (2.70%)
 Charles River Laboratories    International /1/           24,150                 723,292
 Icos /1/                                                   8,300                 213,808
 Inhale Therapeutic Systems /1/                            74,481                 588,400
 InterMune /1/                                             16,670                 445,922
 Regeneron Pharmaceutical /1/                              20,315                 419,505
 Texas Biotech /1/                                         87,523                 459,496
                                                                                2,850,423
MEDICAL-DRUGS (0.82%)
 Medimmune /1/                                             14,682                 490,379
 OSI Pharmaceuticals /1/                                   11,760                 375,967
                                                                                  866,346
MEDICAL-HMO (0.33%)
 Mid Atlantic Medical Services /1/                          9,500                 346,085
MEDICAL-HOSPITALS (1.04%)
 Community Health Systems /1/                              11,540                 334,891
 Medcath /1/                                               18,600                 335,730
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                             $
 Province Healthcare /1/                                   11,000                 423,610
                                                                                1,094,231
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.30%)
 Select Medical /1/                                        20,800                 313,040
METAL PROCESSORS & FABRICATION (1.33%)
 Precision Castparts                                        5,700                 201,609
 Quanex                                                     9,900                 356,400
 Worthington Industries                                    57,100                 845,080
                                                                                1,403,089
METAL-DIVERSIFIED (0.79%)
 Freeport-McMoran Copper & Gold                            46,900                 832,944
MISCELLANEOUS INVESTING (5.94%)
 America First Mortgage Investments                        14,890                 135,499
 Annaly Mortgage Management                                17,370                 316,134
 Arden Realty                                              10,100                 284,315
 Brandywine Realty Trust                                   10,200                 243,678
 Camden Property Trust                                      6,100                 242,780
 CarrAmerica Realty                                         7,200                 231,264
 CBL & Associates Properties                                8,600                 314,760
 Chelsea Property Group                                     4,500                 272,025
 First Industrial Realty Trust                             19,100                 643,097
 Highwoods Properties                                       9,900                 278,388
 IMPAC Mortgage Holdings                                   52,200                 545,490
 Kilroy Realty                                             24,800                 698,120
 Macerich                                                   8,400                 246,540
 Mills                                                      9,500                 261,440
 Pan Pacific Retail Properties                             11,000                 348,590
 Prentiss Properties Trust                                  8,900                 273,675
 Redwood Trust                                              7,300                 210,605
 Regency Centers                                            8,100                 238,140
 SL Green Realty                                            7,100                 249,210
 United Dominion Realty Trust                              14,400                 240,480
                                                                                6,274,230
MISCELLANEOUS MANUFACTURERS (0.17%)
 Aptargroup                                                 4,850                 180,178
MOTION PICTURES & SERVICES (0.29%)
 Zomax /1/                                                 53,086                 305,245
NETWORKING PRODUCTS (1.27%)
 Anixter International /1/                                  6,030                 174,568
 Extreme Networks /1/                                      41,680                 374,703
 Oni Systems /1/                                           18,350                  95,971
 Paradyne Networks /1/                                    103,409                 237,841
 Tellium /1/                                              203,750                 456,400
                                                                                1,339,483
NON-FERROUS METALS (0.30%)
 RTI International Metals                                  24,300                 319,545
NON-HAZARDOUS WASTE DISPOSAL (0.43%)
 Allied Waste Industries /1/                               37,100                 450,394
OIL & GAS DRILLING (0.44%)
 Pride International /1/                                   25,190                 468,282
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (1.96%)
                                                                             $
 Denbury Resources /1/                                     36,900                 339,111
 Forest Oil                                                 6,755                 212,782
 Newfield Exploration /1/                                  12,380                 468,583
 Noble Affiliates                                           4,810                 187,831
 Penn Virginia                                              3,341                 127,960
 Stone Energy /1/                                           4,410                 186,984
 Swift Energy /1/                                          18,970                 359,861
 Tom Brown /1/                                              6,450                 187,050
                                                                                2,070,162
OIL FIELD MACHINERY & EQUIPMENT (0.40%)
 Grant Prideco /1/                                         14,645                 234,320
 National-Oilwell /1/                                       6,975                 185,326
                                                                                  419,646
OIL REFINING & MARKETING (0.17%)
 Tesoro Petroleum                                          15,700                 177,410
OIL-FIELD SERVICES (0.95%)
 CAL Dive International /1/                                 5,910                 153,069
 Key Energy Services /1/                                   17,870                 217,120
 Seacor Smit /1/                                            5,200                 250,120
 Tetra Technologies                                        13,300                 380,912
                                                                                1,001,221
PAPER & RELATED PRODUCTS (1.85%)
 Aracruz Celulose                                          19,130                 416,077
 Boise Cascade                                             16,250                 550,387
 P.H. Glatfelter                                           16,600                 290,998
 Pope & Talbot                                             32,500                 464,750
 Schweitzer-Mauduit International                           8,294                 234,306
                                                                                1,956,518
PHARMACY SERVICES (1.01%)
 AdvancePCS /1/                                            15,610                 527,774
 Syncor International /1/                                  17,160                 536,422
                                                                                1,064,196
PHYSICIAN PRACTICE MANAGEMENT (0.28%)
 Pediatrix Medical Group /1/                                6,400                 300,736
PIPELINES (0.26%)
 Equitable Resources                                        7,600                 273,220
POWER CONVERTER & SUPPLY EQUIPMENT (0.98%)
 Artesyn Technologies /1/                                  52,730                 409,712
 C&D Technologies                                          17,680                 406,640
 Capstone Turbine /1/                                      72,960                 222,528
                                                                                1,038,880
PRINTING-COMMERCIAL (0.33%)
 Banta                                                      9,300                 349,680
PROPERTY & CASUALTY INSURANCE (0.54%)
 Arch Capital Group /1/                                     8,800                 256,784
 Fidelity National Financial                               10,120                 312,202
                                                                                  568,986
RECREATIONAL CENTERS (0.40%)
 Bally Total Fitness Holding /1/                           19,540                 426,949
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.57%)
                                                                             $
 Rent-A-Center /1/                                         10,040                 605,412
RESORTS & THEME PARKS (0.40%)
 Six Flags                                                 23,250                 425,475
RESPIRATORY PRODUCTS (0.67%)
 Respironics /1/                                           21,630                 709,248
RETAIL-APPAREL & SHOE (1.60%)
 American Eagle Outfitters /1/                             14,660                 372,804
 Brown Shoe                                                15,500                 315,425
 HOT Topic /1/                                             18,292                 412,668
 Men's Wearhouse /1/                                        6,850                 168,647
 Pacific Sunwear of California /1/                         10,337                 258,218
 Too /1/                                                    5,503                 165,915
                                                                                1,693,677
RETAIL-AUTO PARTS (0.23%)
 PEP Boys-Manny Moe & Jack                                 12,700                 243,205
RETAIL-AUTOMOBILE (0.44%)
 Sonic Automotive /1/                                      12,000                 461,400
RETAIL-COMPUTER EQUIPMENT (0.19%)
 Insight Enterprises /1/                                    7,800                 203,580
RETAIL-MAIL ORDER (0.23%)
 Brookstone /1/                                            14,324                 243,508
RETAIL-REGIONAL DEPARTMENT STORE (0.25%)
 Dillards                                                  10,600                 259,594
RETAIL-RESTAURANTS (1.99%)
 CBRL Group                                                12,000                 364,200
 Jack in the Box /1/                                       24,420                 779,731
 O'Charley's                                               19,590                 494,843
 Papa John's International /1/                             14,787                 459,876
                                                                                2,098,650
RETAIL-SPORTING GOODS (0.30%)
 Galyans Trading /1/                                       17,894                 322,092
RETAIL-VIDEO RENTAL (0.94%)
 Hollywood Entertainment /1/                                7,700                 158,928
 Movie Gallery /1/                                         41,400                 830,898
                                                                                  989,826
SAVINGS & LOANS/THRIFTS (1.82%)
 BankAtlantic Bancorp                                      24,300                 309,825
 Downey Financial                                           6,500                 345,280
 Flagstar Bancorp.                                          8,750                 259,000
 Independence Community Bank                               11,008                 358,751
 MAF Bancorp                                                8,578                 317,900
 Webster Financial                                          8,400                 332,892
                                                                                1,923,648
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.25%)
 Anadigics /1/                                             33,250                 337,155
 Cirrus Logic /1/                                          43,550                 529,133
 Genesis Microchip                                         10,400                 249,704
 Globespan Virata /1/                                      33,836                 199,632
                                                                                1,315,624
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (3.63%)
                                                                             $
 ASE Test /1/                                              32,825                 447,405
 ATMI /1/                                                   5,900                 179,950
 Axcelis Technologies /1/                                  21,750                 313,200
 Entegris /1/                                              15,862                 249,826
 Helix Technology                                           9,100                 246,246
 Kulicke & Soffa Industries                                29,400                 533,316
 Metron Technology /1/                                     46,188                 424,422
 MKS Instruments /1/                                        7,150                 242,314
 Photronics /1/                                            17,350                 573,764
 PRI Automation /1/                                         7,703                 143,199
 Siliconware Precision Industries                         101,625                 483,735
                                                                                3,837,377
SEMICONDUCTORS (0.21%)
 Microtune /1/                                             20,150                 224,673
STEEL PIPE & TUBE (0.27%)
 Shaw Group /1/                                             9,500                 290,035
STEEL-PRODUCERS (0.32%)
 AK Steel Holding                                          27,200                 333,472
STEEL-SPECIALTY (0.46%)
 Allegheny Technologies                                    28,600                 482,768
TELECOMMUNICATION EQUIPMENT (0.13%)
 AudioCodes /1/                                            40,360                 134,802
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.43%)
 Finisar /1/                                               70,400                 449,856
TELECOMMUNICATION SERVICES (1.13%)
 Inet Technologies /1/                                     63,891                 537,323
 Metro One Telecommunications /1/                          17,950                 319,510
 Time Warner Telecom /1/                                   89,174                 336,186
                                                                                1,193,019
TELEPHONE-INTEGRATED (0.39%)
 RCN /1/                                                  134,523                 191,023
 WorldCom                                                  57,750                 216,620
                                                                                  407,643
THERAPEUTICS (2.09%)
 Amylin Pharmaceuticals /1/                                71,386                 677,453
 CV Therapeutics /1/                                       24,850                 719,159
 Medarex /1/                                               39,000                 395,460
 Tularik /1/                                               35,770                 411,355
                                                                                2,203,427
TRANSPORT-RAIL (0.48%)
 Genesee & Wyoming /1/                                     10,909                 238,471
 Kansas City Southern Industries                           16,600                 265,600
                                                                                  504,071
TRANSPORT-TRUCK (0.29%)
 Heartland Express /1/                                     15,703                 307,622
TRAVEL SERVICES (0.66%)
 Hotels.com /1/                                             6,360                 400,171
 Navigant International                                    17,300                 297,387
                                                                                  697,558
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (0.23%)
                                                                             $
 NBTY /1/                                                  14,300                 245,674
WIRELESS EQUIPMENT (1.08%)
 American Tower                                            45,000                 224,550
 DMC Stratex Networks /1/                                  73,850                 310,170
 Powerwave Technologies /1/                                29,950                 357,603
 SBA Communications /1/                                    71,265                 205,885
 Spectrasite Holdings /1/                                 108,455                  43,382
                                                                                1,141,590
                                             TOTAL COMMON STOCKS              102,447,244

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.61%)
DIVERSIFIED FINANCIAL SERVICES (3.61%)
 Investment in Joint Trading Account; Citigroup
                                                       $                     $
  1.85%; 05/01/02                                       3,808,433               3,808,433
                                          TOTAL COMMERCIAL PAPER                3,808,433
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (100.65%)              106,255,677
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-0.65%)                  (683,833)
                                      TOTAL NET ASSETS (100.00%)             $105,571,844
                                                                             ---------------



/1 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         PRINCIPAL UTILITIES FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (61.23%)
ELECTRIC-GENERATION (0.14%)
                                                                             $
 AES                                                       14,750                118,295
ELECTRIC-INTEGRATED (41.07%)
 Allegheny Energy                                          68,100              2,854,752
 Alliant Energy                                            33,900                957,675
 Ameren                                                    13,300                555,408
 American Electric Power                                   50,900              2,331,220
 Black Hills                                               23,120                805,963
 Constellation Energy Group                                80,000              2,553,600
 Dominion Resources                                        66,500              4,416,930
 DTE Energy                                                32,544              1,475,545
 Energy East                                               25,400                558,546
 Entergy                                                   75,200              3,489,280
 Exelon                                                    60,900              3,306,870
 FirstEnergy                                               66,804              2,224,573
 FPL Group                                                 34,400              2,184,056
 NiSource                                                 110,025              2,431,553
 NiSource /1/                                              22,469                 51,679
 Public Service Enterprise Group                           36,200              1,677,870
 Reliant Energy                                            77,250              1,960,605
 Teco Energy                                               55,000              1,531,200
                                                                              35,367,325
ELECTRIC-TRANSMISSION (1.81%)
 National Grid Group                                       43,620              1,561,596
GAS-DISTRIBUTION (3.38%)
 New Jersey Resources                                      50,850              1,627,200
 Peoples Energy                                            32,900              1,283,100
                                                                               2,910,300
INDEPENDENT POWER PRODUCER (1.51%)
 NRG Energy /1/                                            66,600                833,832
 Reliant Resources /1/                                     30,215                466,217
                                                                               1,300,049
PIPELINES (3.70%)
 Aquila                                                    71,527              1,147,293
 Questar                                                   43,100              1,202,490
 Williams                                                  43,950                839,445
                                                                               3,189,228
TELEPHONE-INTEGRATED (9.62%)
 BellSouth                                                 72,300              2,194,305
 SBC Communications                                        93,500              2,904,110
 Verizon Communications                                    79,464              3,187,301
                                                                               8,285,716
                                             TOTAL COMMON STOCKS              52,732,509

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (26.05%)
ELECTRIC-DISTRIBUTION (0.46%)
 Yorkshire Capital Trust I                                 15,950                392,370
ELECTRIC-INTEGRATED (13.43%)
 Atlantic Capital I                                         7,124                179,097
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                             $
 Atlantic Capital Trust II                                  7,400                181,300
 Columbus Southern Power                                   17,781                445,414
 Consolidated Edison Co. of New York                       20,656                528,587
 DTE Energy Trust I                                         9,140                227,129
 Entergy London Capital                                    91,839              2,314,343
 Entergy Louisiana                                         38,250                953,190
 Georgia Power Capital Trust I                             14,580                366,687
 Georgia Power Capital Trust III                            9,009                227,027
 Mississippi Power Capital Trust I                         10,654                267,522
 OGE Energy Capital Trust I                                17,886                467,182
 Ohio Power                                                 5,550                137,918
 Ohio Power                                                 1,400                 35,140
 PPL Capital Funding Trust I                               85,120              1,803,693
 SCE&G Trust I                                             55,500              1,371,960
 Southern Co. Capital Trust III                             8,880                225,818
 Southwestern Public Service                               16,500                415,470
 SWEPCO Capital I                                          31,710                794,336
 Tennessee Valley Authority                                14,430                369,408
 Tennessee Valley Authority                                10,000                258,000
                                                                              11,569,221
FINANCE-OTHER SERVICES (5.78%)
 Alabama Power Capital Trust I                              9,100                226,590
 Gulf Power Capital Trust I                                 9,008                227,002
 Montana Power Capital I                                   54,370              1,315,754
 NSP Financing I                                           89,580              2,238,604
 PSO Capital I                                             15,260                383,941
 TransCanada Capital                                       23,300                588,325
                                                                               4,980,216
GAS-DISTRIBUTION (0.76%)
 AGL Capital Trust II                                      25,385                652,395
OIL COMPANY-INTEGRATED (1.02%)
 Coastal Finance I                                         34,933                878,565
PIPELINES (1.81%)
 Aquila                                                    31,370                710,530
 TransCanada PipeLines Ltd.                                33,457                852,819
                                                                               1,563,349
TELEPHONE-INTEGRATED (2.79%)
 TDS Capital II                                            66,766              1,659,803
 Telephone & Data Systems                                  30,176                744,442
                                                                               2,404,245
                                          TOTAL PREFERRED STOCKS              22,440,361

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (11.20%)
ELECTRIC-INTEGRATED (4.34%)
 Duke Energy
                                                       $                     $
  6.60%; 04/01/22                                       3,250,000              3,199,147
                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 TXU Gas Capital I
                                                       $                     $
  3.39%; 07/01/28                                         700,000                539,161
                                                                               3,738,308
OIL COMPANY-INTEGRATED (3.42%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                       2,875,000              2,944,057
PIPELINES (3.44%)
 KN Capital Trust I
  8.56%; 04/15/27                                       2,900,000              2,964,157
                                                     TOTAL BONDS               9,646,522
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (98.48%)              84,819,392
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.52%)                 1,308,203
                                      TOTAL NET ASSETS (100.00%)             $86,127,595
                                                                             -------------



/1 /Non-income producing security.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(D)/     2001       2000       1999       1998       1997
                          ----          ----       ----       ----       ----       ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.17       $14.50     $15.13     $15.28     $15.11     $14.61
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.29       0.32       0.40       0.42       0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...    (0.04)       (2.13)      0.02       0.34       1.15       1.81
                          -----        -----       ----       ----       ----       ----
 Total From Investment
            Operations     0.06        (1.84)      0.34       0.74       1.57       2.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.28)     (0.33)     (0.44)     (0.37)     (0.36)
 Distributions from
  Realized Gains......       --        (0.21)     (0.64)     (0.45)     (1.03)     (1.30)
  ----                                 -----      -----      -----      -----      -----
   Total Dividends and
         Distributions    (0.12)       (0.49)     (0.97)     (0.89)     (1.40)     (1.66)
                          -----        -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............   $12.11       $12.17     $14.50     $15.13     $15.28     $15.11
                         ======       ======     ======     ======     ======     ======
Total Return /(b)/ ...     0.49%/(e)/ (12.91)%     2.40%      4.85%     11.00%     15.88%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $94,403      $80,547    $94,763   $112,329   $104,414    $85,436
 Ratio of Expenses to
  Average Net Assets..     1.36%/(f)/   1.35%      1.32%      1.28%      1.28%      1.33%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............     1.66%/(f)/   2.14%      2.26%      2.67%      2.86%      2.42%
 Portfolio Turnover
  Rate................     71.5%/(f)/  107.5%      54.4%      24.2%      57.0%      27.6%

                          2002/(D)/     2001       2000       1999       1998       1997
                          ----          ----       ----       ----       ----       ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.12       $14.43     $15.06     $15.22     $15.05     $14.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.05         0.19       0.21       0.29       0.31       0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(c)/...    (0.03)       (2.11)      0.02       0.32       1.14       1.79
                          -----        -----       ----       ----       ----       ----
 Total From Investment
            Operations     0.02        (1.92)      0.23       0.61       1.45       2.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)       (0.18)     (0.22)     (0.32)     (0.25)     (0.25)
 Distributions from
  Realized Gains......       --        (0.21)     (0.64)     (0.45)     (1.03)     (1.30)
  ----                                 -----      -----      -----      -----      -----
   Total Dividends and
         Distributions    (0.08)       (0.39)     (0.86)     (0.77)     (1.28)     (1.55)
                          -----        -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............   $12.06       $12.12     $14.43     $15.06     $15.22     $15.05
                         ======       ======     ======     ======     ======     ======
Total Return /(b)/ ...     0.14%/(e)/ (13.53)%     1.61%      4.02%     10.18%     14.96%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,967      $17,900    $20,680    $23,570    $18,930    $11,885
 Ratio of Expenses to
  Average Net Assets..     2.16%/(f)/   2.05%      2.12%      2.02%      2.04%      2.14%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(c)/ ..............     0.87%/(f)/   1.44%      1.46%      1.93%      2.08%      1.58%
 Portfolio Turnover
  Rate................     71.5%/(f)/  107.5%      54.4%      24.2%      57.0%      27.6%



/(a) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the period ended April 30, 2002 for Class A was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .09%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the period ended April 30, 2002 for Class B was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .09%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(d) /Six months ended April 30, 2002.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                           2002/(D)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $17.04         $24.26      $25.25      $21.71      $20.22      $17.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.05)         (0.02)       0.04        0.15        0.12        0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.50)         (6.84)      (0.69)       3.53        3.57        3.58
                           -----          -----       -----        ----        ----        ----
 Total From Investment
            Operations     (0.55)         (6.86)      (0.65)       3.68        3.69        3.79
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)            --       (0.05)      (0.14)      (0.12)      (0.21)
 Distributions from
  Realized Gains......        --          (0.33)      (0.29)         --       (2.08)      (0.46)
 Tax Return of Capital
  Distributions /(a)/.        --          (0.03)         --          --          --          --
   -----                                  -----
   Total Dividends and
         Distributions     (0.01)         (0.36)      (0.34)      (0.14)      (2.20)      (0.67)
                           -----          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $16.48         $17.04      $24.26      $25.25      $21.71      $20.22
                          ======         ======      ======      ======      ======      ======
Total Return /(b)/ ...     (3.22)%/(e)/  (28.63)%     (2.60)%     17.00%      19.48%      22.57%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $139,030       $120,173    $170,462    $184,217    $126,740     $79,985
 Ratio of Expenses to
  Average Net Assets..      1.57%/(f)/     1.50%       1.19%       1.26%       1.31%       1.30%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --             --        1.33%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.30)%/(f)/   (0.10)%      0.19%       0.63%       0.57%       1.10%
 Portfolio Turnover
  Rate................     127.4%/(f)/     74.4%       73.6%       16.4%       0.50%       55.4%

                           2002/(D)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $16.65         $23.89      $25.00      $21.55      $20.14      $17.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.10)         (0.16)      (0.14)      (0.02)      (0.02)       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.50)         (6.72)      (0.67)       3.48        3.53        3.54
                           -----          -----       -----        ----        ----        ----
 Total From Investment
            Operations     (0.60)         (6.88)      (0.81)       3.46        3.51        3.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.01)      (0.01)      (0.02)      (0.04)
 Distributions from
  Realized Gains......        --          (0.33)      (0.29)         --       (2.08)      (0.46)
 Tax Return of Capital
  Distributions /(a)/.        --          (0.03)         --          --          --          --
   -----                                  -----
   Total Dividends and
         Distributions        --          (0.36)      (0.30)      (0.01)      (2.10)      (0.50)
   ----                                   -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $16.05         $16.65      $23.89      $25.00      $21.55      $20.14
                          ======         ======      ======      ======      ======      ======
Total Return /(b)/ ...     (3.60)%/(e)/  (29.16)%     (3.30)%     16.09%      18.59%      21.59%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $36,384        $38,531     $54,550     $56,493     $34,223     $18,265
 Ratio of Expenses to
  Average Net Assets..      2.36%/(f)/     2.21%       1.94%       2.04%       2.02%       2.06%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --             --        2.05%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.07)%/(f)/   (0.81)%     (0.56)%     (0.15)%     (0.14)%      0.32%
 Portfolio Turnover
  Rate................     127.4%/(f)/     74.4%       73.6%       16.4%       0.50%       55.4%



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(d) /Six months ended April 30, 2002.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                           2002/(B)/      2001        2000        1999       1998        1997
                           ----           ----        ----        ----       ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $20.61        $25.04      $29.58      $31.07     $29.69      $27.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.11          0.20        0.34        0.52       0.50        0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.43         (3.40)      (2.10)       0.45       3.88        5.80
                            ----         -----       -----        ----       ----        ----
 Total From Investment
            Operations      1.54         (3.20)      (1.76)       0.97       4.38        6.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.30)      (0.25)      (0.51)     (0.53)      (0.48)
 Distributions from
  Realized Gains......        --         (0.93)      (2.53)      (1.95)     (2.47)      (3.85)
   ----                                  -----       -----       -----      -----       -----
   Total Dividends and
         Distributions     (0.19)        (1.23)      (2.78)      (2.46)     (3.00)      (4.33)
                           -----         -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............    $21.96        $20.61      $25.04      $29.58     $31.07      $29.69
                          ======        ======      ======      ======     ======      ======
Total Return /(a)/ ...      7.51%/(c)/  (13.31)%     (6.20)%      3.00%     15.59%      25.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $427,441      $386,827    $452,251    $573,485   $565,052    $494,444
 Ratio of Expenses to
  Average Net Assets..      0.99%/(d)/    0.95%       0.94%       0.75%      0.74%       0.70%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.01%/(d)/    0.90%       1.38%       1.73%      1.67%       1.85%
 Portfolio Turnover
  Rate................     121.7%/(d)/   126.2%      107.8%       44.5%      23.2%       30.8%

                           2002/(B)/      2001        2000        1999       1998        1997
                           ----           ----        ----        ----       ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $20.38        $24.76      $29.41      $30.90     $29.51      $27.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          0.03        0.11        0.29       0.26        0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.43         (3.37)      (2.09)       0.44       3.86        5.77
                            ----         -----       -----        ----       ----        ----
 Total From Investment
            Operations      1.44         (3.34)      (1.98)       0.73       4.12        6.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)        (0.11)      (0.14)      (0.27)     (0.26)      (0.22)
 Distributions from
  Realized Gains......        --         (0.93)      (2.53)      (1.95)     (2.47)      (3.85)
   ----                                  -----       -----       -----      -----       -----
   Total Dividends and
         Distributions     (0.02)        (1.04)      (2.67)      (2.22)     (2.73)      (4.07)
                           -----         -----       -----       -----      -----       -----
Net Asset Value, End
 of Period............    $21.80        $20.38      $24.76      $29.41     $30.90      $29.51
                          ======        ======      ======      ======     ======      ======
Total Return /(a)/ ...      7.06%/(c)/  (13.96)%     (7.03)%      2.24%     14.71%      24.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $34,539       $32,975     $39,017     $53,169    $44,765     $27,240
 Ratio of Expenses to
  Average Net Assets..      1.88%/(d)/    1.71%       1.82%       1.52%      1.52%       1.65%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.13%/(d)/    0.15%       0.51%       0.96%      0.88%       0.84%
 Portfolio Turnover
  Rate................     121.7%/(d)/   126.2%      107.8%       44.5%      23.2%       30.8%




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                           2002/(B)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $27.06         $71.22      $65.57      $56.09      $50.43      $39.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.12)         (0.30)      (0.37)       0.21        0.35        0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.35)        (21.79)       8.43        9.56        7.14       11.26
                           -----         ------        ----        ----        ----       -----
 Total From Investment
            Operations     (0.47)        (22.09)       8.06        9.77        7.49       11.57
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.29)      (0.34)      (0.31)
 Distributions from
  Realized Gains......        --         (22.07)      (2.41)         --       (1.49)      (0.37)
   ----                                  ------       -----                   -----       -----
   Total Dividends and
         Distributions        --         (22.07)      (2.41)      (0.29)      (1.83)      (0.68)
   ----                                  ------       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $26.59         $27.06      $71.22      $65.57      $56.09      $50.43
                          ======         ======      ======      ======      ======      ======
Total Return /(a)/ ...     (1.74)%/(c)/  (41.87)%     12.64%      17.46%      15.17%      29.55%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $306,080       $291,541    $525,175    $493,117    $395,954    $317,386
 Ratio of Expenses to
  Average Net Assets..      1.40%/(d)/     1.30%       1.08%       0.89%       0.95%       1.03%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.74)%/(d)/   (0.71)%     (0.52)%      0.33%       0.66%       0.68%
 Portfolio Turnover
  Rate................      16.7%/(d)/     33.4%      121.5%       32.4%       21.9%       16.5%

                           2002/(B)/       2001        2000        1999        1998        1997
                           ----            ----        ----        ----        ----        ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $26.43         $70.41      $65.33      $55.98      $50.36      $39.43
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.24)         (0.24)      (0.89)      (0.17)       0.06        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.34)        (21.67)       8.38        9.55        7.14       11.23
                           -----         ------        ----        ----        ----       -----
 Total From Investment
            Operations     (0.58)        (21.91)       7.49        9.38        7.20       11.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --       (0.03)      (0.09)      (0.02)
 Distributions from
  Realized Gains......        --         (22.07)      (2.41)         --       (1.49)      (0.37)
   ----                                  ------       -----                   -----       -----
   Total Dividends and
         Distributions        --         (22.07)      (2.41)      (0.03)      (1.58)      (0.39)
   ----                                  ------       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $25.85         $26.43      $70.41      $65.33      $55.98      $50.36
                          ======         ======      ======      ======      ======      ======
Total Return /(a)/ ...     (2.19)%/(c)/  (42.21)%     11.79%      16.75%      14.58%      28.92%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $61,720        $64,111    $110,001     $96,116     $64,809     $42,241
 Ratio of Expenses to
  Average Net Assets..      2.24%/(d)/     1.88%       1.85%       1.50%       1.46%       1.48%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.57)%/(d)/   (1.29)%     (1.30)%     (0.28)%      0.15%       0.23%
 Portfolio Turnover
  Rate................      16.7%/(d)/     33.4%      121.5%       32.4%       21.9%       16.5%




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/     2001     2000/(F)/
                          ----          ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.85       $10.59    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.05      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13        (2.74)     0.56
                           ----        -----      ----
 Total From Investment
            Operations     0.15        (2.69)     0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.05)       --
 ----                     -----        -----
   Total Dividends and
         Distributions    (0.04)       (0.05)       --
 ----                     -----        -----
Net Asset Value, End
 of Period............    $7.96        $7.85    $10.59
                          =====        =====    ======
Total Return /(a)/ ...     1.87%/(d)/ (25.46)%    4.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $38,848      $15,886    $9,855
 Ratio of Expenses to
  Average Net Assets..     0.90%/(e)/   0.90%     0.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.24%/(e)/   1.44%     1.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(e)/   0.59%     0.76%/(e)/
 Portfolio Turnover
  Rate................     19.1%/(e)/   39.3%    189.7%/(e)/

                          2002/(C)/     2001     2000/(F)/
                          ----          ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.84       $10.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --         0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.13        (2.72)     0.54
                           ----        -----      ----
 Total From Investment
            Operations     0.13        (2.71)     0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.01)       --
 -----                                 -----
   Total Dividends and
         Distributions       --        (0.01)       --
 -----                                 -----
Net Asset Value, End
 of Period............    $7.97        $7.84    $10.56
                          =====        =====    ======
Total Return /(a)/ ...     1.68%/(d)/ (25.65)%    4.66%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,637       $4,731    $2,838
 Ratio of Expenses to
  Average Net Assets..     1.25%/(e)/   1.25%     1.14%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.72%/(e)/   1.87%     2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.13%/(e)/   0.23%     0.45%/(e)/
 Portfolio Turnover
  Rate................     19.1%/(e)/   39.3%    189.7%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                           2002/(B)/       2001        2000        1999        1998         1997
                           ----            ----        ----        ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $33.08         $52.01      $42.12      $39.90      $45.33       $35.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)         (0.02)      (0.16)      (0.06)      (0.07)        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      4.03          (3.75)      12.08        2.28       (4.26)       10.80
                            ----          -----       -----        ----       -----        -----
 Total From Investment
            Operations      4.02          (3.77)      11.92        2.22       (4.33)       10.87
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)            --          --          --          --        (0.11)
 Distributions from
  Realized Gains......     (0.99)        (15.16)      (2.03)         --       (1.10)       (1.18)
   ----                    -----         ------       -----                   -----        -----
   Total Dividends and
         Distributions     (1.06)        (15.16)      (2.03)         --       (1.10)       (1.29)
   ----                    -----         ------       -----                   -----        -----
Net Asset Value, End
 of Period............    $36.04         $33.08      $52.01      $42.12      $39.90       $45.33
                          ======         ======      ======      ======      ======       ======
Total Return /(a)/ ...     12.32%/(c)/    (9.14)%     29.21%       5.56%      (9.78)%      31.26%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $385,415       $319,523    $364,639    $313,984    $332,942     $346,666
 Ratio of Expenses to
  Average Net Assets..      1.21%/(d)/     1.16%       1.17%       1.22%       1.22%        1.26%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.06%/(d)/     0.20%      (0.36)%     (0.17)%     (0.14)%       0.20%
 Portfolio Turnover
  Rate................      93.0%/(d)/     66.6%      161.8%       59.9%       25.1%         9.5%

                           2002/(B)/       2001        2000        1999        1998         1997
                           ----            ----        ----        ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $31.75         $50.71      $41.29      $39.29      $44.88       $35.48
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.07)          0.22       (0.42)      (0.28)      (0.23)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      3.82          (4.02)      11.87        2.28       (4.26)       10.64
                            ----          -----       -----        ----       -----        -----
 Total From Investment
            Operations      3.75          (3.80)      11.45        2.00       (4.49)       10.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          --          --        (0.01)
 Distributions from
  Realized Gains......     (0.99)        (15.16)      (2.03)         --       (1.10)       (1.18)
   ----                    -----         ------       -----                   -----        -----
   Total Dividends and
         Distributions     (0.99)        (15.16)      (2.03)         --       (1.10)       (1.19)
   ----                    -----         ------       -----                   -----        -----
Net Asset Value, End
 of Period............    $34.51         $31.75      $50.71      $41.29      $39.29       $44.88
                          ======         ======      ======      ======      ======       ======
Total Return /(a)/ ...     11.96%/(c)/    (9.55)%     28.63%       5.09%     (10.24)%      30.64%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $80,166        $71,330     $80,721     $68,639     $68,358      $59,554
 Ratio of Expenses to
  Average Net Assets..      1.85%/(d)/     1.61%       1.62%       1.67%       1.73%        1.69%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.57)%/(d)/   (0.25)%     (0.80)%     (0.62)%     (0.66)%      (0.24)%
 Portfolio Turnover
  Rate................      93.0%/(d)/     66.6%      161.8%       59.9%       25.1%         9.5%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/      2001       2000
                          ----           ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.62        $11.36     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.07)        (0.10)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.10)        (3.64)      1.41
                          -----         -----       ----
 Total From Investment
            Operations    (0.17)        (3.74)      1.36
                          -----         -----       ----
Net Asset Value, End
 of Period............    $7.45         $7.62     $11.36
                          =====         =====     ======
Total Return /(a)/ ...    (2.23)%/(d)/ (32.92)%    13.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,120       $38,303    $49,794
 Ratio of Expenses to
  Average Net Assets..     1.91%/(e)/    1.90%      1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --       1.99%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.12)%/(e)/  (1.10)%    (0.68)%/(e)/
 Portfolio Turnover
  Rate................     97.1%/(e)/    86.4%      62.0%/(e)/

                          2002/(C)/      2001       2000
                          ----           ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.52        $11.28     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.06)        (0.13)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.14)        (3.63)      1.38
                          -----         -----       ----
 Total From Investment
            Operations    (0.20)        (3.76)      1.28
                          -----         -----       ----
Net Asset Value, End
 of Period............    $7.32         $7.52     $11.28
                          =====         =====     ======
Total Return /(a)/ ...    (2.66)%/(d)/ (33.33)%    12.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,852       $15,419    $19,430
 Ratio of Expenses to
  Average Net Assets..     2.68%/(e)/    2.63%      2.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --       2.61%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.90)%/(e)/  (1.82)%    (1.41)%/(e)/
 Portfolio Turnover
  Rate................     97.1%/(e)/    86.4%      62.0%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2002/(C)/     2001/(F)/
                          ----          ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.00        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.41         (1.00)
                           ----         -----
 Total From Investment
            Operations     0.40         (1.00)
                           ----         -----
Net Asset Value, End
 of Period............    $9.40         $9.00
                          =====         =====
Total Return /(a)/ ...     4.44%/(d)/  (10.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,724        $7,694
 Ratio of Expenses to
  Average Net Assets..     1.73%/(e)/    1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.73%/(e)/    2.25%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.04%/(e)/   (0.09)%/(e)/
 Portfolio Turnover
  Rate................     56.7%/(e)/    56.9%/(e)/

                          2002/(C)/     2001/(F)/
                          ----          ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.94        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.01)        (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.39         (1.02)
                           ----         -----
 Total From Investment
            Operations     0.38         (1.06)
                           ----         -----
Net Asset Value, End
 of Period............    $9.32         $8.94
                          =====         =====
Total Return /(a)/ ...     4.25%/(d)/  (10.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,331        $2,670
 Ratio of Expenses to
  Average Net Assets..     2.42%/(e)/    2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.42%/(e)/    3.01%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.66)%/(e)/  (0.84)%/(e)/
 Portfolio Turnover
  Rate................     56.7%/(e)/    56.9%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                         2002/(C)/      2001      2000/(F)/
                         ----           ----      ----
PRINCIPAL PARTNERS LARGECAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $4.43         $8.12     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)        (0.09)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.12)        (3.60)     (1.84)
                         -----         -----      -----
 Total From Investment
            Operations   (0.17)        (3.69)     (1.88)
                         -----         -----      -----
Net Asset Value, End
 of Period............   $4.26         $4.43      $8.12
                         =====         =====      =====
Total Return /(a)/ ...   (3.84)%/(d)/ (45.44)%   (20.55)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,551        $6,632     $7,126
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/    1.95%      1.73%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    2.54%/(e)/    2.69%      2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.60)%/(e)/  (1.44)%    (1.24)%/(e)/
 Portfolio Turnover
  Rate................   116.8%/(e)/   146.9%     181.8%/(e)/

                         2002/(C)/      2001      2000/(F)/
                         ----           ----      ----
PRINCIPAL PARTNERS LARGECAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $4.38         $8.08     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.04)        (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.14)        (3.63)     (1.86)
                         -----         -----      -----
 Total From Investment
            Operations   (0.18)        (3.70)     (1.92)
                         -----         -----      -----
Net Asset Value, End
 of Period............   $4.20         $4.38      $8.08
                         =====         =====      =====
Total Return /(a)/ ...   (4.11)%/(d)/ (45.79)%   (20.94)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,010        $2,581     $2,796
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/    2.70%      2.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.43%/(e)/    3.49%      3.17%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (2.34)%/(e)/  (2.19)%    (1.91)%/(e)/
 Portfolio Turnover
  Rate................   116.8%/(e)/   146.9%     181.8%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2002/(C)/    2001/(F)/
                          ----         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.98       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.02         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.90        (0.04)
                           ----        -----
 Total From Investment
            Operations     0.92        (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          --
 Distributions from
  Realized Gains......    (0.09)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.12)          --
 ----                     -----
Net Asset Value, End
 of Period............   $10.78        $9.98
                         ======        =====
Total Return /(a)/ ...     9.27%/(d)/  (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,047       $8,146
 Ratio of Expenses to
  Average Net Assets..     1.59%/(e)/   1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.59%/(e)/   2.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.54%/(e)/   0.43%/(e)/
 Portfolio Turnover
  Rate................      8.1%/(e)/   35.1%/(e)/

                          2002/(C)/    2001/(F)/
                          ----         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.92       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88        (0.06)
                           ----        -----
 Total From Investment
            Operations     0.88        (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.09)          --
 ----                     -----
   Total Dividends and
         Distributions    (0.09)          --
 ----                     -----
Net Asset Value, End
 of Period............   $10.71        $9.92
                         ======        =====
Total Return /(a)/ ...     8.90%/(d)/  (0.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,546       $2,786
 Ratio of Expenses to
  Average Net Assets..     2.26%/(e)/   2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.26%/(e)/   2.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.13)%/(e)/ (0.33)%/(e)/
 Portfolio Turnover
  Rate................      8.1%/(e)/   35.1%/(e)/





/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/      2001      2000/(F)/
                          ----           ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $4.55         $9.09     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.10)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30         (4.44)     (0.87)
                           ----         -----      -----
 Total From Investment
            Operations     0.25         (4.54)     (0.91)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $4.80         $4.55      $9.09
                          =====         =====      =====
Total Return /(a)/ ...     5.49%/(d)/  (49.94)%   (12.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,476       $11,207    $11,875
 Ratio of Expenses to
  Average Net Assets..     1.95%/(e)/    1.95%      1.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.47%/(e)/    2.67%      2.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.80)%/(e)/  (1.64)%    (1.40)%/(e)/
 Portfolio Turnover
  Rate................    220.3%/(e)/   334.0%     265.5%/(e)/

                          2002/(C)/      2001      2000/(F)/
                          ----           ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $4.49         $9.04     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)        (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27         (4.47)     (0.89)
                           ----         -----      -----
 Total From Investment
            Operations     0.23         (4.55)     (0.96)
                           ----         -----      -----
Net Asset Value, End
 of Period............    $4.72         $4.49      $9.04
                          =====         =====      =====
Total Return /(a)/ ...     5.12%/(d)/  (50.33)%   (13.16)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,370        $3,967     $4,093
 Ratio of Expenses to
  Average Net Assets..     2.70%/(e)/    2.70%      2.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.32%/(e)/    3.45%      3.22%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.55)%/(e)/  (2.40)%    (2.18)%/(e)/
 Portfolio Turnover
  Rate................    220.3%/(e)/   334.0%     265.5%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                         2002/(C)/      2001/(F)/
                         ----           ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.24         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.09)         (3.69)
                         -----          -----
 Total From Investment
            Operations   (0.15)         (3.76)
                         -----          -----
Net Asset Value, End
 of Period............   $6.09          $6.24
                         =====          =====
Total Return /(a)/ ...   (2.40)%/(d)/  (37.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,543         $4,107
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/     1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    2.58%/(e)/     2.94%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.87)%/(e)/   (1.55)%/(e)/
 Portfolio Turnover
  Rate................   166.5%/(e)/    144.5%/(e)/

                         2002/(C)/      2001/(F)/
                         ----           ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.20         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.06)         (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.11)         (3.69)
                         -----          -----
 Total From Investment
            Operations   (0.17)         (3.80)
                         -----          -----
Net Asset Value, End
 of Period............   $6.03          $6.20
                         =====          =====
Total Return /(a)/ ...   (2.74)%/(d)/  (38.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,883         $1,230
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/     2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.33%/(e)/     3.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (2.61)%/(e)/   (2.29)%/(e)/
 Portfolio Turnover
  Rate................   166.5%/(e)/    144.5%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/     2001     2000     1999      1998/(F)/
                          ----          ----     ----     ----      ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.45        $9.03    $7.73    $8.39     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.15         0.34     0.35     0.31       0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.56         0.42     1.30    (0.67)     (1.76)
                           ----         ----     ----    -----      -----
 Total From Investment
            Operations     1.71         0.76     1.65    (0.36)     (1.56)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.34)   (0.35)   (0.30)     (0.20)
                          -----        -----    -----    -----      -----
   Total Dividends and
         Distributions    (0.15)       (0.34)   (0.35)   (0.30)     (0.20)
                          -----        -----    -----    -----      -----
Net Asset Value, End
 of Period............   $11.01        $9.45    $9.03    $7.73      $8.39
                         ======        =====    =====    =====      =====
Total Return /(a)/ ...    18.21%/(d)/   8.49%   21.86%   (4.38)%   (15.45)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,610      $12,700   $9,439   $6,459     $5,490
 Ratio of Expenses to
  Average Net Assets..     1.75%/(e)/   1.97%    1.88%    2.19%      2.25%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --     2.17%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.68%/(e)/   3.57%    4.28%    3.77%      2.89%/(e)/
 Portfolio Turnover
  Rate................     71.8%/(e)/   69.5%    79.8%    55.1%      60.4%/(e)/

                          2002/(C)/     2001     2000     1999      1998/(F)/
                          ----          ----     ----     ----      ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.41        $9.00    $7.71    $8.38     $10.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.11         0.28     0.30     0.24       0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.56         0.42     1.29    (0.66)     (1.78)
                           ----         ----     ----    -----      -----
 Total From Investment
            Operations     1.67         0.70     1.59    (0.42)     (1.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.29)   (0.30)   (0.25)     (0.19)
                          -----        -----    -----    -----      -----
   Total Dividends and
         Distributions    (0.12)       (0.29)   (0.30)   (0.25)     (0.19)
                          -----        -----    -----    -----      -----
Net Asset Value, End
 of Period............   $10.96        $9.41    $9.00    $7.71      $8.38
                         ======        =====    =====    =====      =====
Total Return /(a)/ ...    17.83%/(d)/   7.76%   21.00%   (5.10)%   (15.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,809       $5,663   $4,488   $3,351     $3,120
 Ratio of Expenses to
  Average Net Assets..     2.41%/(e)/   2.58%    2.62%    2.98%      2.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --           --     2.75%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.25%/(e)/   2.97%    3.53%    2.98%      2.67%/(e)/
 Portfolio Turnover
  Rate................     71.8%/(e)/   69.5%    79.8%    55.1%      60.4%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A and Class B shares both recognized $.03 net investment income per share from December 11, 1997 through December 30, 1997, of which each class distributed $.01 to its sole shareholder, Principal Life Insurance
  Company.   During the initial interim period, each class also incurred an unrealized gain of $.13 per share.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):
                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS


  SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR
                      ENDED OCTOBER 31 (EXCEPT AS NOTED):


                          2002/(C)/      2001       2000       1999      1998/(F)/
                          ----           ----       ----       ----      ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.60        $11.24     $11.34      $8.43      $9.92
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.09)        (0.11)     (0.11)     (0.11)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.32         (1.91)      1.27       3.02      (1.41)
                           ----         -----       ----       ----      -----
 Total From Investment
            Operations     1.23         (2.02)      1.16       2.91      (1.49)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         (1.62)     (1.26)        --         --
  ----                                  -----      -----
   Total Dividends and
         Distributions       --         (1.62)     (1.26)        --         --
  ----                                  -----      -----
Net Asset Value, End
 of Period............    $8.83         $7.60     $11.24     $11.34      $8.43
                          =====         =====     ======     ======      =====
Total Return /(a)/ ...    16.18%/(d)/  (19.37)%     9.89%     34.52%    (15.95)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $83,827       $53,763    $60,660    $41,598    $18,438
 Ratio of Expenses to
  Average Net Assets..     1.81%/(e)/    1.87%      1.75%      1.92%      2.58%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --       1.76%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.02)%/(e)/  (0.80)%    (0.61)%    (1.04)%    (1.65)%/(e)/
 Portfolio Turnover
  Rate................    168.1%/(e)/   154.9%     138.4%     100.7%      20.5%/(e)/

                          2002/(C)/      2001       2000       1999      1998/(F)/
                          ----           ----       ----       ----      ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.36        $11.02     $11.21      $8.41      $9.91
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.06)     (0.10)     (0.11)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.20         (1.98)      1.17       2.91      (1.39)
                           ----         -----       ----       ----      -----
 Total From Investment
            Operations     1.15         (2.04)      1.07       2.80      (1.50)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         (1.62)     (1.26)        --         --
  ----                                  -----      -----
   Total Dividends and
         Distributions       --         (1.62)     (1.26)        --         --
  ----                                  -----      -----
Net Asset Value, End
 of Period............    $8.51         $7.36     $11.02     $11.21      $8.41
                          =====         =====     ======     ======      =====
Total Return /(a)/ ...    15.62%/(d)/  (20.05)%     9.14%     33.29%    (16.15)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,745       $17,342    $19,022    $14,158     $6,550
 Ratio of Expenses to
  Average Net Assets..     2.70%/(e)/    2.74%      2.41%      2.63%      2.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --       2.41%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.89)%/(e)/  (1.67)%    (1.27)%    (1.75)%    (1.85)%/(e)/
 Portfolio Turnover
  Rate................    168.1%/(e)/   154.9%     138.4%     100.7%      20.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A and Class B shares both recognized $.02 net investment income per share from December 11, 1997 through December 30, 1997. Each class distributed $.01 taxable return of capital to its sole shareholder, Principal
  Life Insurance Company.   During the initial interim period, each class also
  incurred an unrealized loss of $.09 per share.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/      2001        2000      1999      1998       1997
                          ----           ----        ----      ----      ----       ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.69        $18.40      $17.86    $16.11    $12.55     $11.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.10          0.20        0.27      0.33      0.41       0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.58)        (4.05)       1.68      2.00      3.59       1.12
                          -----         -----        ----      ----      ----       ----
 Total From Investment
            Operations    (0.48)        (3.85)       1.95      2.33      4.00       1.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)        (0.20)      (0.27)    (0.34)    (0.44)     (0.45)
 Distributions from
  Realized Gains......       --         (3.66)      (1.14)    (0.24)       --         --
  ----                                  -----       -----     -----
   Total Dividends and
         Distributions    (0.09)        (3.86)      (1.41)    (0.58)    (0.44)     (0.45)
                          -----         -----       -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.12        $10.69      $18.40    $17.86    $16.11     $12.55
                         ======        ======      ======    ======    ======     ======
Total Return /(a)/ ...    (4.45)%/(d)/ (25.74)%     12.09%    14.74%    32.10%     14.26%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $73,220       $72,581    $101,352   $99,857   $83,533    $64,366
 Ratio of Expenses to
  Average Net Assets..     1.47%/(e)/    1.31%       1.23%     1.20%     1.15%      1.15%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --          --        --      1.23%      1.25%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.98%/(e)/    1.51%       1.59%     1.94%     2.73%      3.90%
 Portfolio Turnover
  Rate................    129.7%/(e)/   106.2%      150.8%     23.5%     11.9%      22.5%

                          2002/(C)/      2001        2000      1999      1998       1997
                          ----           ----        ----      ----      ----       ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.64        $18.37      $17.83    $16.09    $12.53     $11.38
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.05          0.10        0.14      0.22      0.30       0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.56)        (4.07)       1.69      1.98      3.59       1.13
                          -----         -----        ----      ----      ----       ----
 Total From Investment
            Operations    (0.51)        (3.97)       1.83      2.20      3.89       1.51
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.10)      (0.15)    (0.22)    (0.33)     (0.36)
 Distributions from
  Realized Gains......       --         (3.66)      (1.14)    (0.24)       --         --
  ----                                  -----       -----     -----
   Total Dividends and
         Distributions    (0.05)        (3.76)      (1.29)    (0.46)    (0.33)     (0.36)
                          -----         -----       -----     -----     -----      -----
Net Asset Value, End
 of Period............   $10.08        $10.64      $18.37    $17.83    $16.09     $12.53
                         ======        ======      ======    ======    ======     ======
Total Return /(a)/ ...    (4.76)%/(d)/ (26.41)%     11.30%    13.85%    31.23%     13.41%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,908       $15,152     $19,624   $18,282   $11,391     $6,937
 Ratio of Expenses to
  Average Net Assets..     2.33%/(e)/    2.15%       2.00%     1.95%     1.90%      1.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --            --          --        --      2.00%      1.95%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.09%/(e)/    0.66%       0.82%     1.19%     2.04%      3.14%
 Portfolio Turnover
  Rate................    129.7%/(e)/   106.2%      150.8%     23.5%     11.9%      22.5%




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL             PRINCIPAL
                                        EUROPEAN        INTERNATIONAL EMERGING
                                    EQUITY FUND, INC.     MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST     $  5,157,577          $ 24,770,162
                                      ============          ============
FOREIGN CURRENCY--AT COST ........    $    291,258          $    206,383
                                      ============          ============
ASSETS
Investment in securities--at value    $  5,220,669          $ 29,172,065
Foreign currency--at value........         294,947               207,171
Cash..............................          92,712                36,605
Receivables:
 Capital Shares sold..............             882               116,206
 Dividends and interest...........          25,920               147,692
 Investment securities sold.......          94,162               279,086
 Foreign currency contracts.......           6,911                    --
 Variation margin on futures
  contracts.......................           2,523                    --
Other assets......................              98                   451
                                      ------------          ------------
                      Total Assets       5,738,824            29,959,276
LIABILITIES
Accrued expenses..................          16,336                45,427
Payables:
 Capital Shares reacquired........              --                   508
 Investment securities purchased..         166,947               269,625
 Foreign currency contracts.......          20,864                    --
                                      ------------          ------------
                 Total Liabilities         204,147               315,560
                                      ------------          ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............    $  5,534,677          $ 29,643,716
                                      ============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................    $  7,794,606          $ 32,117,146
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........         (36,639)             (108,595)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................      (2,269,484)           (6,764,201)
Net unrealized appreciation
 (depreciation) of investments....          57,753             4,401,903
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies.......................         (11,559)               (2,537)
                                      ------------          ------------
                  Total Net Assets    $  5,534,677          $ 29,643,716
                                      ============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................     100,000,000           100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...............    $  4,161,132          $ 23,251,517
  Shares issued and outstanding...         624,869             2,715,484
  Net asset value per share.......    $       6.66          $       8.56
  Maximum offering price per share
 /(a)/ ...........................    $       6.99          $       8.99
                                      ============          ============

Class B: Net Assets...............    $  1,373,545          $  6,392,199
  Shares issued and outstanding...         207,921               768,486
  Net asset value per share /(b)/     $       6.61          $       8.32
                                      ============          ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL          PRINCIPAL
                                           INTERNATIONAL      INTERNATIONAL
                                            FUND, INC.     SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......  $278,758,144       $ 42,985,198
                                           ============       ============
FOREIGN CURRENCY--AT COST ...............  $  1,728,890       $     33,454
                                           ============       ============
ASSETS
Investment in securities--at value.......  $280,071,417       $ 45,164,175
Foreign currency--at value...............     1,738,884             33,685
Cash.....................................        25,055             23,490
Receivables:
 Capital Shares sold.....................       848,246             22,820
 Dividends and interest..................     1,480,277            111,735
 Investment securities sold..............     2,640,929            763,360
Other assets.............................         5,693                602
                                           ------------       ------------
                             Total Assets   286,810,501         46,119,867
LIABILITIES
Accrued expenses.........................       319,834            156,275
Payables:
 Capital Shares reacquired...............       100,014             15,960
 Investment securities purchased.........       750,308            265,042
                                           ------------       ------------
                        Total Liabilities     1,170,156            437,277
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................  $285,640,345       $ 45,682,590
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................  $362,790,882       $ 54,716,529
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................      (514,537)          (118,256)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................   (77,942,993)       (11,092,263)
Net unrealized appreciation
 (depreciation) of investments...........     1,313,273          2,178,977
Net unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies...        (6,280)            (2,397)
                                           ------------       ------------
                         Total Net Assets  $285,640,345       $ 45,682,590
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................   125,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................  $250,668,030       $ 35,878,856
  Shares issued and outstanding..........    40,972,120          3,355,104
  Net asset value per share..............  $       6.12       $      10.69
  Maximum offering price per share /(a)/   $       6.43       $      11.22
                                           ============       ============

Class B: Net Assets......................  $ 34,972,315       $  9,803,734
  Shares issued and outstanding..........     5,789,648            946,231
  Net asset value per share /(b)/ .......  $       6.04       $      10.36
                                           ============       ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                 PACIFIC BASIN
                                                                  FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $  5,288,408
                                                                 ============
FOREIGN CURRENCY--AT COST ....................................   $     50,920
                                                                 ============
ASSETS
Investment in securities--at value............................   $  4,349,051
Foreign currency--at value....................................         51,166
Cash..........................................................        258,437
Receivables:
 Capital Shares sold..........................................        205,156
 Dividends and interest.......................................         14,445
 Investment securities sold...................................            738
 Foreign currency contracts...................................         12,793
Other assets..................................................             65
                                                                 ------------
                                                  Total Assets      4,891,851
LIABILITIES
Accrued expenses..............................................         11,636
Payables:
 Foreign currency contracts...................................         14,292
 Variation margin on futures contracts........................            467
                                                                 ------------
                                             Total Liabilities         26,395
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $  4,865,456
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $  7,620,412
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................        (44,463)
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................     (1,772,759)
Net unrealized appreciation (depreciation) of investments.....       (935,969)
Net unrealized appreciation (depreciation) on translation of
 assets and liabilities in foreign currencies.................         (1,765)
                                                                 ------------
                                              Total Net Assets   $  4,865,456
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...........................................   $  3,743,931
  Shares issued and outstanding...............................        644,535
  Net asset value per share...................................   $       5.81
  Maximum offering price per share /(a)/ .....................   $       6.10
                                                                 ============

Class B: Net Assets...........................................   $  1,121,525
  Shares issued and outstanding...............................        196,244
  Net asset value per share /(b)/ ............................   $       5.71
                                                                 ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL             PRINCIPAL
                                        EUROPEAN        INTERNATIONAL EMERGING
                                    EQUITY FUND, INC.     MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................      $ 42,368             $  340,686
 Withholding tax on foreign
  dividends.......................        (4,053)               (37,665)
 Interest.........................           278                  4,529
                                        --------             ----------
                      Total Income        38,593                307,550
Expenses:
 Management and investment
  advisory fees...................        23,405                165,664
 Distribution fees - Class A......         3,929                 23,306
 Distribution fees - Class B......         4,267                 21,521
 Distribution fees - Class C /(a)/         2,140                    603
 Distribution fees - Class R /(b)/           762                  1,512
 Registration fees - Class A......         4,531                  4,314
 Registration fees - Class B......         4,531                  3,128
 Registration fees - Class C /(a)/         3,001                  2,312
 Registration fees - Class R /(b)/         2,831                  3,796
 Shareholder reports - Class A....           133                  1,867
 Shareholder reports - Class B....            45                    622
 Shareholder reports - Class R
  /(b)/ ..........................            30                    224
 Transfer and administrative fees
  - Class A.......................         1,403                 23,896
 Transfer and administrative fees
  - Class B.......................           261                  7,796
 Transfer and administrative fees
  - Class C /(a)/ ................            65                    407
 Transfer and administrative fees
  - Class R /(b)/ ................           270                  1,928
 Auditing and legal fees..........         3,297                  7,134
 Custodian fees...................        10,598                 28,333
 Directors' fees..................           930                  1,277
 Registration fees................         6,169                  7,027
 Transfer and administrative fees.        18,951                 68,579
 Other expenses...................           192                  1,351
                                        --------             ----------
              Total Gross Expenses        91,741                376,597
 Less: Fees paid indirectly.......            13                  1,115
 Less: Management and investment
  advisory fees waived - Class A..         5,834                 13,335
 Less: Management and investment
  advisory fees waived - Class B..         2,905                    213
 Less: Management and investment
  advisory fees waived - Class C
  /(a)/ ..........................         3,532                  2,650
 Less: Management and investment
  advisory fees waived - Class R
  /(b)/ ..........................         3,133                  5,239
                                        --------             ----------
                Total Net Expenses        76,324                354,045
                                        --------             ----------
  Net Investment Income (Operating
                             Loss)       (37,731)               (46,495)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions..........       (88,990)             1,459,990
 Foreign currency transactions....         5,350                (62,100)
 Futures contracts................        (1,562)                    --
Change in unrealized
 appreciation/depreciation of:
 Investments......................       456,736              5,792,133
 Futures contracts................        (5,339)                    --
 Translation of assets and
  liabilities in foreign
  currencies......................       (14,620)                 2,655
                                        --------             ----------
  Net Realized and Unrealized Gain
             (Loss) on Investments       351,575              7,192,678
                                        --------             ----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations      $313,844             $7,146,183
                                        ========             ==========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL          PRINCIPAL
                                           INTERNATIONAL      INTERNATIONAL
                                            FUND, INC.     SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...............................  $  2,167,174        $  582,464
 Withholding tax on foreign dividends....      (292,266)          (44,488)
 Interest................................       101,921            17,307
                                           ------------        ----------
                             Total Income     1,976,829           555,283
Expenses:
 Management and investment advisory fees.     1,196,300           264,573
 Distribution fees - Class A.............       334,348            38,276
 Distribution fees - Class B.............       161,824            42,331
 Distribution fees - Class C /(a)/ ......         2,902             1,429
 Distribution fees - Class R /(b)/ ......        15,639             2,858
 Registration fees - Class A.............         9,541             8,067
 Registration fees - Class B.............         5,334             5,551
 Registration fees - Class C /(a)/ ......         6,389             3,726
 Registration fees - Class R /(b)/ ......         6,000             2,129
 Shareholder reports - Class A...........        13,778             3,590
 Shareholder reports - Class B...........         4,067             1,445
 Shareholder reports - Class R /(b)/ ....         2,694               404
 Transfer and administrative fees - Class
  A......................................       172,990            62,852
 Transfer and administrative fees - Class
  B......................................        51,647            18,662
 Transfer and administrative fees - Class
  C /(a)/................................         1,096               854
 Transfer and administrative fees - Class
  R /(b)/................................        22,990             3,417
 Auditing and legal fees.................         6,572             4,935
 Custodian fees..........................        86,452            38,186
 Directors' fees.........................         9,317             1,758
 Registration fees.......................        12,197             9,309
 Transfer and administrative fees........       330,304           133,275
 Other expenses..........................        11,534             3,472
                                           ------------        ----------
                     Total Gross Expenses     2,463,915           651,099
 Less: Fees paid indirectly..............         1,543               594
 Less: Management and investment advisory
  fees waived - Class C /(a)/ ...........         4,340             2,220
                                           ------------        ----------
                       Total Net Expenses     2,458,032           648,285
                                           ------------        ----------
   Net Investment Income (Operating Loss)      (481,203)          (93,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.................   (20,611,335)           99,084
 Foreign currency transactions...........       (33,334)          (25,254)
Change in unrealized
 appreciation/depreciation of:
 Investments.............................    38,577,435         5,220,365
 Translation of assets and liabilities in
  foreign currencies.....................         2,656             2,201
                                           ------------        ----------
  Net Realized and Unrealized Gain (Loss)
                           on Investments    17,935,422         5,296,396
                                           ------------        ----------
    Net Increase (Decrease) in Net Assets
                Resulting from Operations  $ 17,454,219        $5,203,394
                                           ============        ==========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                 PACIFIC BASIN
                                                                  FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................................    $   21,158
 Withholding tax on foreign dividends.........................        (2,443)
 Interest.....................................................           117
                                                                  ----------
                                                  Total Income        18,832
Expenses:
 Management and investment advisory fees......................        23,009
 Distribution fees - Class A..................................         3,197
 Distribution fees - Class B..................................         3,048
 Distribution fees - Class C /(a)/ ...........................         1,817
 Distribution fees - Class R /(b)/ ...........................           681
 Registration fees - Class A..................................         4,326
 Registration fees - Class B..................................         4,326
 Registration fees - Class C /(a)/ ...........................         3,287
 Registration fees - Class R /(b)/ ...........................         2,681
 Shareholder reports - Class A................................           123
 Shareholder reports - Class B................................            44
 Shareholder reports - Class R /(b)/ .........................            26
 Transfer and administrative fees - Class A...................         1,589
 Transfer and administrative fees - Class B...................           483
 Transfer and administrative fees - Class C /(a)/ ............            57
 Transfer and administrative fees - Class R /(b)/ ............           317
 Auditing and legal fees......................................         3,241
 Custodian fees...............................................         4,307
 Directors' fees..............................................           909
 Registration fees............................................         6,077
 Transfer and administrative fees.............................        20,478
 Other expenses...............................................           198
                                                                  ----------
                                          Total Gross Expenses        84,221
 Less: Fees paid indirectly...................................           233
 Less: Management and investment advisory fees waived - Class
  A...........................................................        10,159
 Less: Management and investment advisory fees waived - Class
  B...........................................................         4,770
 Less: Management and investment advisory fees waived - Class
  C /(a)/.....................................................         4,382
 Less: Management and investment advisory fees waived - Class
  R /(b)/.....................................................         3,456
                                                                  ----------
                                            Total Net Expenses        61,221
                                                                  ----------
                        Net Investment Income (Operating Loss)       (42,389)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions......................................      (661,722)
 Foreign currency transactions................................        10,665
 Futures contracts............................................         7,215
Change in unrealized appreciation/depreciation of:
 Investments..................................................     1,010,580
 Futures contracts............................................         3,388
 Translation of assets and liabilities in foreign currencies..        (8,060)
                                                                  ----------
        Net Realized and Unrealized Gain (Loss) on Investments       362,066
                                                                  ----------
          Net Increase (Decrease) in Net Assets Resulting from
                                                    Operations    $  319,677
                                                                  ==========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                      PRINCIPAL
                                  EUROPEAN                INTERNATIONAL EMERGING
                             EQUITY FUND, INC.              MARKETS FUND, INC.
--------------------------------------------------------------------------------------
                          SIX MONTHS        YEAR         SIX MONTHS          YEAR
                            ENDED          ENDED           ENDED            ENDED
                          APRIL 30,     OCTOBER 31,      APRIL 30,       OCTOBER 31,
                             2002           2001            2002             2001
                        --------------  ------------  ----------------  --------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (37,731)     $   (70,684)  $   (46,495)       $   (83,254)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........     (85,202)      (1,860,664)    1,397,890         (8,315,731)
Change in unrealized
 appreciation/depreciation
 of investments and
 translations of assets
 and liabilities in
 foreign currencies....     436,777          148,522     5,794,788            686,857
                         ----------      -----------   -----------        -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     313,844       (1,782,826)    7,146,183         (7,712,128)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
Dividends in excess of
 net investment income:
 Class A...............          --          (25,437)           --                 --
 Class B...............          --           (6,927)           --                 --
 Class C...............          --           (4,408)           --                 --
 Class R...............          --           (9,924)           --                 --
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions:
 Class A...............          --               --            --           (119,672)
 Class B...............          --               --            --            (41,939)
 Class C...............          --               --            --             (1,741)
 Class R...............          --               --            --            (30,906)
                         ----------      -----------   -----------        -----------
    Total Dividends and
          Distributions          --          (46,696)           --           (194,258)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............   2,321,762          912,850     4,292,745          6,991,256
 Class B...............     149,118          371,671       406,650            849,175
 Class C...............    123,640/(a)/      193,395        7,606/(a)/        111,706
 Class R...............      1,283/(b)/       39,447       18,175/(b)/        468,925
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............          --           25,342            --            117,865
 Class B...............          --            6,900            --             41,811
 Class C...............          --            4,408            --                877
 Class R...............          --            9,923            --             30,906
Shares redeemed:
 Class A...............    (296,218)        (491,265)   (1,685,405)        (4,541,706)
 Class B...............     (59,865)         (29,855)     (271,910)          (651,693)
 Class C...............    (953,296)/(a)/   (180,375)     (261,587)/(a)/      (88,660)
 Class R...............    (945,949)/(b)/    (11,579)   (1,791,967)/(b)/   (2,605,556)
                         ----------      -----------   -----------        -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     340,475          850,862       714,307            724,906
                         ----------      -----------   -----------        -----------
         Total Increase
             (Decrease)     654,319         (978,660)    7,860,490         (7,181,480)
NET ASSETS
Beginning of period....   4,880,358        5,859,018    21,783,226         28,964,706
                         ----------      -----------   -----------        -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $5,534,677      $ 4,880,358   $29,643,716        $21,783,226
                         ==========      ===========   ===========        ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (36,639)     $    (4,258)  $  (108,595)       $        --
                         ==========      ===========   ===========        ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PRINCIPAL                         PRINCIPAL
                                  INTERNATIONAL                     INTERNATIONAL
                                   FUND, INC.                    SMALLCAP FUND, INC.
--------------------------------------------------------------------------------------------
                           SIX MONTHS           YEAR          SIX MONTHS          YEAR
                              ENDED            ENDED            ENDED             ENDED
                            APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                              2002              2001             2002             2001
                        -----------------  --------------  ----------------  ---------------
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (481,203)      $     478,772   $    (93,002)      $   (648,803)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (20,644,669)        (57,406,558)        73,830        (11,277,579)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    38,580,091         (55,565,718)     5,222,566         (7,725,566)
                         ------------       -------------   ------------       ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    17,454,219        (112,493,504)     5,203,394        (19,651,948)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............            --          (1,927,678)            --                 --
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions:
 Class A...............            --         (26,384,947)            --         (5,669,901)
 Class B...............            --          (4,011,548)            --         (2,003,355)
 Class C...............            --             (92,478)            --           (113,209)
 Class R...............            --          (2,352,615)            --         (1,409,353)
                         ------------       -------------   ------------       ------------
    Total Dividends and
          Distributions            --         (34,769,266)            --         (9,195,818)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    79,413,182          80,872,789     18,397,869         33,123,989
 Class B...............     3,404,705           6,655,677      1,109,533          2,602,185
 Class C...............      227,812/(a)/         629,811     1,286,305/(a)/        725,434
 Class R...............      324,145/(b)/       6,159,980        31,922/(b)/      1,306,150
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............            --          27,999,320             --          5,592,230
 Class B...............            --           3,959,910             --          1,970,659
 Class C...............            --              84,489             --             85,178
 Class R...............            --           2,351,892             --            688,937
Shares redeemed:
 Class A...............   (67,358,038)        (91,319,424)   (15,381,902)       (27,690,607)
 Class B...............    (3,668,518)         (8,144,848)    (1,002,020)        (2,207,699)
 Class C...............    (1,250,137)/(a)/      (343,805)    (1,756,461)/(a)/     (727,544)
 Class R...............   (18,046,474)/(b)/    (9,771,062)    (3,272,881)/(b)/   (4,058,082)
                         ------------       -------------   ------------       ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (6,953,323)         19,134,729       (587,635)        11,410,830
                         ------------       -------------   ------------       ------------
         Total Increase
             (Decrease)    10,500,896        (128,128,041)     4,615,759        (17,436,936)
NET ASSETS
Beginning of period....   275,139,449         403,267,490     41,066,831         58,503,767
                         ------------       -------------   ------------       ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $285,640,345       $ 275,139,449   $ 45,682,590       $ 41,066,831
                         ============       =============   ============       ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   (514,537)      $          --   $   (118,256)      $         --
                         ============       =============   ============       ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                       PACIFIC BASIN
                                                         FUND, INC.
-------------------------------------------------------------------------------
                                                  SIX MONTHS          YEAR
                                                    ENDED            ENDED
                                                  APRIL 30,       OCTOBER 31,
                                                     2002             2001
                                               ----------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......  $   (42,389)       $   (96,797)
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions................................     (643,842)        (1,043,937)
Change in unrealized
 appreciation/depreciation of investments and
 translation of assets and liabilities in
 foreign currencies..........................    1,005,908         (1,059,961)
                                               -----------        -----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations      319,677         (2,200,695)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Excess distribution of net realized gain on
 investments and foreign currency
 transactions:
 Class A.....................................           --            (25,066)
 Class B.....................................           --            (17,834)
 Class C.....................................           --            (14,419)
 Class R.....................................           --            (15,773)
                                               -----------        -----------
            Total Dividends and Distributions           --            (73,092)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A.....................................    3,517,721          1,544,794
 Class B.....................................      124,435            162,049
 Class C.....................................     672,679/(a)/         24,285
 Class R.....................................       3,296/(b)/        171,634
Shares issued in reinvestment of dividends
 and distributions:
 Class A.....................................           --             25,006
 Class B.....................................           --             17,790
 Class C.....................................           --             14,419
 Class R.....................................           --             15,773
Shares redeemed:
 Class A.....................................   (1,663,470)        (1,016,690)
 Class B.....................................      (31,446)           (20,924)
 Class C.....................................   (1,330,867)/(a)/      (11,558)
 Class R.....................................     (811,290)/(b)/      (23,194)
                                               -----------        -----------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions      481,058            903,384
                                               -----------        -----------
                    Total Increase (Decrease)      800,735         (1,370,403)
NET ASSETS
Beginning of period..........................    4,064,721          5,435,124
                                               -----------        -----------
End of period (including undistributed net
 investment income as set forth below).......  $ 4,865,456        $ 4,064,721
                                               ===========        ===========
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss)..........  $   (44,463)       $    (7,465)
                                               ===========        ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal European Equity Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc. and Principal Pacific Basin Fund, Inc. (the "International Growth Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the International Growth Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.

The Income Funds discontinued Class C shares and Class R shares, effective January 31, 2002 and December 28, 2001, respectively. All outstanding Class C shares and Class R shares were exchanged into Class A shares on the respective effective dates.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the International Growth Funds:



SECURITY VALUATION . The International Growth Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation ('the Manager') under procedures established and regularly reviewed by each fund's Board of Directors. To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders do not have access to the International Growth Funds.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Growth Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each fund's Board of Directors as may occasionally be necessary.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The International Growth Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The International Growth Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. The International Growth Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The International Growth Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2002 are included separately in the statements of operations.



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, losses deferred due to wash sales and sales of Passive Foreign Investment Companies. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective November 1, 2001 the International Growth Funds adopted the provisions of the Guide. In accordance with the Guide, these funds accrete/amortize all discounts and premiums on securities purchased, over the lives of the respective securities. The effect of this accounting change had no impact on net assets of the International Growth Funds.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



FEES PAID INDIRECTLY . The International Growth Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each fund's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS. . The International Growth Funds may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the statement of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract. .




LINE OF CREDIT . The International Growth Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..5%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2002, the International Growth Funds had no outstanding borrowings under the line of credit.



SHORT SALES . The International Growth Funds may engage in "short sales against the box." This technique involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, for delivery at a specified date in the future. A fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a fund loses the opportunity to participate in the gain.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The International Growth Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the International Growth Funds are as follows:

                                  NET ASSET VALUE OF FUNDS (IN MILLIONS)
                             ---------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $100      $100      $100      $100       $400
                             --------  --------  --------  --------  ----------
Principal International       1.25%     1.20%     1.15%     1.10%      1.05%
Emerging Markets Fund, Inc.
Principal International       1.20      1.15      1.10      1.05       1.00
SmallCap Fund, Inc.

                                  NET ASSET VALUE OF FUNDS (IN MILLIONS)
                             --------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $250      $250      $250      $250      $1,000
                             --------  --------  --------  --------  ----------
Principal European Equity      .90%      .85%      .80%      .75%       .70%
Fund, Inc.
Principal International        .85       .80       .75       .70        .65
Fund, Inc.
Principal Pacific Basin       1.10      1.05      1.00       .95        .90
Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4.  MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The International Growth Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager voluntarily waives a portion of its fee for certain of the International Growth Funds. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period. The operating expense limits, which were maintained at or below that shown, are as follows:

                                                               EXPENSE LIMIT
                                                              --------------
                                                              CLASS A   CLASS B
                                                              -------   -------
 Principal European Equity Fund, Inc.                          2.95%     3.70%
 Principal International Emerging Markets Fund, Inc.           2.50      3.25
 Principal Pacific Basin Fund, Inc.                            2.95      3.70




DISTRIBUTION FEES . The International Growth Funds bear distribution fees with respect to each class computed at an annual rate of up to .25% for Class A shares and 1.00% for Class B shares of the average daily net assets attributable to each class of each fund.

Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective International Growth Funds which generated the excess.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates which begin at 4.75% of the offering price. The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2002, were as follows:

                                                       CLASS A     CLASS B
                                                       -------     -------
 Principal European Equity Fund, Inc.                 $  9,547     $ 1,836
 Principal International Emerging Markets Fund, Inc.    39,037       4,095
 Principal International Fund, Inc.                    274,479      31,104
 Principal International SmallCap Fund, Inc.            98,154      14,119
 Principal Pacific Basin Fund, Inc.                      8,198         646




AFFILIATED OWNERSHIP . At April 30, 2002, Principal Life Insurance Company, affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the International Growth Funds as follows:

                                                          CLASS A    CLASS B
                                                          -------    -------
 Principal European Equity Fund, Inc.                    376,611     125,668
 Principal International Emerging Markets Fund, Inc.     703,519     302,268
 Principal International Fund, Inc.                   11,755,051          --
 Principal International SmallCap Fund, Inc.             279,237          --
 Principal Pacific Basin Fund, Inc.                      376,807     126,739





AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the International Growth Funds to affiliated broker dealers during the year.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the International Growth Funds were as follows:

                                                PURCHASES             SALES
                                         -----------------------  -------------
 Principal European Equity Fund, Inc.          $ 3,574,542         $ 3,364,648
 Principal International Emerging               24,627,728          24,055,288
 Markets Fund, Inc.
 Principal International Fund, Inc.             90,231,934          99,487,497
 Principal International SmallCap Fund,         17,247,541          18,273,514
 Inc.
 Principal Pacific Basin Fund, Inc.              1,766,871           1,671,557




At April 30, 2002, net federal income tax unrealized appreciation (depreciation) of investments held by the International Growth Funds was composed of the following:

                                                                           TAX COST OF                                         NET
                                                                           INVESTMENTS            GROSS UNREALIZED          UNREALIZ
                                                                                         ---------------------------------- APPRECIA
                                                                          IN SECURITIES  APPRECIATION       (DEPRECIATION)(DEP OFIAT
                                                                          -------------  ------------       --------------    INVEST
                                                                                                                              ------
 Principal European Equity Fund, Inc.                                     $  5,228,270   $         397,981  $                   $
 Principal International Emerging Markets Fund, Inc.                        25,273,481           4,690,075
 Principal International Fund, Inc.                                        279,640,260          22,958,160      (2
 Principal International SmallCap Fund, Inc.                                43,641,502           6,399,913       (
 Principal Pacific Basin Fund, Inc.                                          5,331,539             264,165       (




The International Growth Funds' investments are with various issuers in various industries. The schedules of investments contained herein summarize concentrations of credit risk by country, issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS (CONTINUED)



FOREIGN CURRENCY CONTRACTS. . At April 30, 2002, certain of the International Growth Funds owned forward contracts to both purchase and sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each fund as an unrealized gain or loss.

When the contract is closed, each fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of each fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


                                                                                                            NET UNREALIZED
                                        FOREIGN CURRENCY   CONTRACTS TO                       VALUE AT       APPRECIATION
                                       PURCHASE CONTRACTS     ACCEPT      IN EXCHANGE FOR  APRIL 30, 2002   (DEPRECIATION)
                                       ------------------  -------------  ---------------  --------------  ----------------
 Principal European Equity Fund, Inc.

                                       British Pound           150,000       $212,400         $217,893         $ 5,493
                                       Euro                     56,971         49,832           51,250           1,418
 Principal Pacific Basin Fund, Inc.
                                       Australian Dollar        20,000         10,486           10,669             183
                                       Hong Kong Dollar        772,349         98,997           99,023              26
                                       Japanese Yen         47,746,539        361,135          372,154          11,019
                                       Korean Won           70,548,300         53,000           54,458           1,458


                                                                                                           NET UNREALIZED
                                       FOREIGN CURRENCY   CONTRACTS TO                       VALUE AT       APPRECIATION
                                        SALE CONTRACTS       DELIVER     IN EXCHANGE FOR  APRIL 30, 2002   (DEPRECIATION)
                                       -----------------  -------------  ---------------  --------------  ----------------
 Principal European Equity Fund, Inc.
                                       British Pound           165,000      $236,759         $239,280        $ (2,521)
                                       Euro                    439,213       384,399          394,708         (10,309)
                                       Swiss Francs            717,341       435,000          443,034          (8,034)
 Principal Pacific Basin Fund, Inc.
                                       Australian Dollar        39,827        20,864           21,302            (438)
                                       Hong Kong Dollar      2,471,328       316,224          316,653            (429)
                                       Japanese Yen         79,166,126       607,980          617,874          (9,894)
                                       Korean Won          148,580,962       112,484          114,693          (2,209)
                                       Singapore Dollar        225,467       124,447          124,570            (123)
                                       Taiwan Dollar         3,073,359        87,685           88,629            (944)
                                       Thailand Baht           627,583        14,361           14,509            (148)

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                                   PRINCIPAL           PRINCIPAL            PRINCIPAL
                                                                EUROPEAN EQUITY  INTERNATIONAL EMERGING   INTERNATIONAL
                                                                   FUND, INC.      MARKETS FUND, INC.      FUND, INC.
                                                                ---------------  ----------------------  ---------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A.....................................................      357,683             543,826            13,276,582
  Class B.....................................................       22,940              51,559               573,760
  Class C*....................................................       19,057               1,050                38,093
  Class R**...................................................          199               2,476                54,645
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................           --                  --                    --
  Class B.....................................................           --                  --                    --
  Class C.....................................................           --                  --                    --
  Class R.....................................................           --                  --                    --
 Shares redeemed:
  Class A.....................................................      (45,528)           (210,175)          (11,266,736)
  Class B.....................................................       (9,248)            (35,769)             (616,693)
  Class C*....................................................     (150,601)            (33,546)             (216,532)
  Class R**...................................................     (144,340)           (239,773)           (2,974,499)
                                                                   --------            --------           -----------
                                       Net Increase (Decrease)       50,162              79,648            (1,131,380)
                                                                   ========            ========           ===========

                                                                   PRINCIPAL           PRINCIPAL            PRINCIPAL
                                                                EUROPEAN EQUITY  INTERNATIONAL EMERGING   INTERNATIONAL
                                                                   FUND, INC.      MARKETS FUND, INC.      FUND, INC.
                                                                ---------------  ----------------------  ---------------
 YEAR ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A.....................................................     120,915              920,411            11,706,108
  Class B.....................................................      49,154              112,628               938,173
  Class C.....................................................      27,525               14,484                92,062
  Class R.....................................................       5,038               57,305               813,295
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................       3,039               15,034             3,532,458
  Class B.....................................................         825                5,430               503,164
  Class C.....................................................         527                  113                10,777
  Class R.....................................................       1,191                3,962               298,843
 Shares redeemed:
  Class A.....................................................     (69,258)            (598,586)          (13,047,684)
  Class B.....................................................      (4,483)             (86,164)           (1,152,760)
  Class C.....................................................     (26,113)             (11,847)              (49,132)
  Class R.....................................................      (1,521)            (354,163)           (1,390,420)
                                                                   -------             --------           -----------
                                       Net Increase (Decrease)     106,839               78,607             2,254,884
                                                                   =======             ========           ===========

6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                PRINCIPAL           PRINCIPAL
                                              INTERNATIONAL          PACIFIC
                                           SMALLCAP FUND, INC.   BASIN FUND, INC.
                                           -------------------  ------------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A................................       1,821,817            659,240
  Class B................................         111,521             22,826
  Class C*...............................         133,839            128,349
  Class R**..............................           2,917                620
 Shares issued in reinvestment of
 dividends and distributions:
  Class A................................              --                 --
  Class B................................              --                 --
  Class C................................              --                 --
  Class R................................              --                 --
 Shares redeemed:
  Class A................................      (1,519,129)          (309,611)
  Class B................................        (101,090)            (5,713)
  Class C*...............................        (181,428)          (259,308)
  Class R**..............................        (321,216)          (152,107)
                                               ----------           --------
                  Net Increase (Decrease)         (52,769)            84,296
                                               ==========           ========

                                             PRINCIPAL           PRINCIPAL
                                           INTERNATIONAL          PACIFIC
                                        SMALLCAP FUND, INC.   BASIN FUND, INC.
                                        -------------------  ------------------
 YEAR ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A.............................       2,894,244            226,920
  Class B.............................         222,283             23,731
  Class C.............................          73,063              3,371
  Class R.............................         100,047             21,653
 Shares issued in reinvestment of
 dividends and distributions:
  Class A.............................         421,102              3,083
  Class B.............................         151,545              2,196
  Class C.............................           6,613              1,782
  Class R.............................          51,917              1,947
 Shares redeemed:
  Class A.............................      (2,399,110)          (151,025)
  Class B.............................        (188,022)            (3,284)
  Class C.............................         (73,724)            (1,985)
  Class R.............................        (359,569)            (3,311)
                                            ----------           --------
               Net Increase (Decrease)         900,389            125,078
                                            ==========           ========

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
* Period from November 1, 2001 through January 31, 2002 (discontinuation of Class C shares).
** Period from November 1, 2001 through December 28, 2001 (discontinuation of Class R shares).

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

Effective January 31, 2002, and December 28, 2001, respectively, Class C shares and Class R shares were discontinued and exchanged into Class A shares as follows:

                                CLASS C                      CLASS R
                         ----------------------  --------------------------------
                           SHARES     DOLLARS     SHARES                 DOLLARS
                          EXCHANGED  EXCHANGED   EXCHANGED              EXCHANGED
                         ----------  ----------  ---------            -------------
 Principal European       131,145    $  828,753    143,691             $   941,825
 Equity Fund, Inc.
 Principal                 33,185       258,946    233,690               1,749,057
 International Emerging
 Markets Fund, Inc.
 Principal                178,886     1,023,732  2,831,234              17,192,424
 International Fund,
 Inc.
 Principal                 69,636       669,769    312,421               3,186,457
 International SmallCap
 Fund, Inc.
 Principal Pacific        145,045       723,875    151,929                 810,345
 Basin Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL EUROPEAN EQUITY FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (94.33%)
ADVERTISING SERVICES (0.09%)
                                                                      $
 Aegis Group                                         3,150                 5,027
AEROSPACE & DEFENSE (1.70%)
 BAE Systems                                        18,437                93,837
AIRLINES (1.07%)
 Deutsche Lufthansa                                  3,829                59,000
APPLICATIONS SOFTWARE (0.08%)
 Aldata Solution Oyj /1/                             2,363                 4,450
AUTO-CARS & LIGHT TRUCKS (4.12%)
 Bayerische Motoren Werke                            2,393                95,526
 PSA Peugeot Citroen                                 2,668               132,708
                                                                         228,234
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.55%)
 CRH                                                 5,006                86,023
CELLULAR TELECOMMUNICATIONS (3.25%)
 Vodafone Group                                    111,366               179,740
CHEMICALS-SPECIALTY (1.62%)
 Ciba Specialty Chemicals                            1,164                89,809
COMMERCIAL BANKS (2.22%)
 Danske Bank                                         2,507                45,274
 IntesaBci                                          24,003                77,649
                                                                         122,923
COMMERCIAL SERVICES (0.21%)
 SGS Societe Generale de Surveillance
  Holding                                               43                11,678
DISTRIBUTION-WHOLESALE (1.46%)
 Hagemeyer                                           4,090                80,897
DIVERSIFIED MINERALS (1.21%)
 Xstrata                                             4,868                66,756
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (1.25%)
 Vivendi Universal                                   2,160                68,882
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.84%)
 Koninklijke Philips Electronics                     5,097               157,399
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.61%)
 Infineon Technologies                               4,920                89,289
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.52%)
 Altran Technologies                                 1,604                83,831
FOOD-CATERING (2.20%)
 Compass Group /1/                                  19,522               121,550
FOOD-MISCELLANEOUS/DIVERSIFIED (1.61%)
 Nestle                                                376                88,888
FOOD-RETAIL (2.00%)
 Koninklijke Ahold                                   2,236                55,912
 Tesco                                              14,341                54,704
                                                                         110,616
GAS-TRANSPORTATION (1.72%)
 Lattice Group                                      22,294                60,267
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-TRANSPORTATION (CONTINUED)
                                                                      $
 Snam Rete Gas /1/                                  12,290                34,885
                                                                          95,152
HUMAN RESOURCES (0.98%)
 Adecco                                                858                54,284
MEDICAL-DRUGS (10.78%)
 AstraZeneca                                           976                45,728
 Aventis                                             2,080               147,788
 GlaxoSmithKline /1/                                 3,497                84,596
 Novartis                                            3,541               148,516
 Pharmacia                                           1,524                62,961
 Sanofi-Synthelabo                                   1,388                88,864
 Shire Pharmaceuticals Group /1/                     2,457                18,225
                                                                         596,678
METAL-DIVERSIFIED (0.04%)
 Rio Tinto                                             118                 2,192
MONEY CENTER BANKS (12.84%)
 Banco Bilbao Vizcaya Argentaria                     5,253                61,251
 Barclays                                           27,064               237,628
 Bayerische Hypo-und Vereinsbank                       785                27,587
 BNP Paribas                                         2,797               146,182
 Credit Suisse Group                                 3,429               122,230
 HSBC Holdings                                       4,591                54,193
 Royal Bank of Scotland                              2,152                61,719
                                                                         710,790
MORTGAGE BANKS (2.20%)
 Abbey National                                      5,432                86,364
 DePfa Bank                                            516                35,338
                                                                         121,702
MULTI-LINE INSURANCE (5.60%)
 Axa                                                 4,059                86,136
 CGNU                                                5,218                53,761
 ING Groep                                           6,439               170,004
                                                                         309,901
MULTIMEDIA (1.52%)
 Pearson                                             7,024                84,294
OIL COMPANY-INTEGRATED (10.82%)
 BP Amoco                                            8,612                73,482
 ENI                                                 9,437               144,988
 Shell Transport & Trading                          16,703               119,029
 TotalFinaElf                                        1,726               261,601
                                                                         599,100
PAPER & RELATED PRODUCTS (1.52%)
 Norske Skogindustrier                               2,336                41,546
 Stora Enso Oyj                                      3,329                42,327
                                                                          83,873
REINSURANCE (2.14%)
 Swiss Reinsurance                                   1,176               118,682
RETAIL-APPAREL & SHOE (1.20%)
 Debenhams                                          11,767                66,449
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (1.19%)
                                                                      $
 Pinault-Printemps-Redoute                             579                65,739
SEMICONDUCTOR EQUIPMENT (0.66%)
 ASM Lithography Holding /1/                         1,605                36,446
SOAP & CLEANING PRODUCTS (2.15%)
 Reckitt Benckiser                                   6,732               119,198
STEEL-PRODUCERS (2.11%)
 Acerinox                                            3,051               116,843
TELECOMMUNICATION EQUIPMENT (1.77%)
 Nokia                                               6,050                97,912
TELEPHONE-INTEGRATED (2.39%)
 Portugal Telecom                                   11,679                85,244
 Telecom Italia                                      5,910                47,024
                                                                         132,268
WATER (1.09%)
 Suez                                                2,026                60,337
                                      TOTAL COMMON STOCKS              5,220,669
                                                                      ----------

                     TOTAL PORTFOLIO INVESTMENTS (94.33%)              5,220,669
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (5.67%)                                                                 314,008
                               TOTAL NET ASSETS (100.00%)             $5,534,677
                                                                      ------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL EUROPEAN EQUITY FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)




                                                            Unrealized
    Contract                     Opening       Current     Gain (Loss)
      Type         Commitment  Market Value  Market Value
-----------------------------------------------------------------------
FUTURES CONTRACTS
5 Dow Jones Euro     Buy         $165,818      $160,441      $(5,377)
Stoxx 50
June, 2002
Futures


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                                                 %
 Denmark                   $   45,274              0.87
 Finland                      144,689              2.77
 France                     1,142,068             21.88
 Germany                      271,402              5.20
 Ireland                      121,360              2.32
 Italy                        304,545              5.83
 Netherlands                  500,658              9.59
 Norway                        41,546              0.80
 Portugal                      85,244              1.63
 Spain                        178,095              3.41
 Switzerland                  700,843             13.42
 United Kingdom             1,621,984             31.07
 United States                 62,961              1.21
              TOTAL        $5,220,669            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (92.80%)
ADVERTISING AGENCIES (0.28%)
                                                                         $
 Cheil Communications                                     610                82,493
AGRICULTURAL OPERATIONS (0.52%)
 Bunge                                                  6,909               152,827
APPLICATIONS SOFTWARE (1.26%)
 Digital Globalsoft                                    10,880               155,129
 Satyam Computer Services                              40,754               218,304
                                                                            373,433
AUTO-CARS & LIGHT TRUCKS (2.02%)
 Hyundai Motor                                         10,368               384,579
 Perusahaan Otomobil Nasional                          72,000               214,103
                                                                            598,682
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.30%)
 Hyundai Mobis                                         15,700               384,599
BREWERY (0.57%)
 Hite Brewery                                           3,001               168,133
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.84%)
 Road Builder (M) Holdings Berhad                     152,000               247,997
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.63%)
 Anhui Conch Cement                                   702,000               209,272
 Apasco                                                18,340               127,838
 Siam Cement                                            6,500               147,266
                                                                            484,376
BUILDING-RESIDENTIAL & COMMERCIAL (0.86%)
 Hyundai Development                                   46,300               255,105
CASINO HOTELS (0.68%)
 Genting Berhad                                        49,000               201,156
CELLULAR TELECOMMUNICATIONS (1.15%)
 China Mobile /1/                                      75,350               246,845
 Vimpel Communications /1/                              3,968                94,041
                                                                            340,886
CHEMICALS-DIVERSIFIED (0.50%)
 Sociedad Quimica y Minera                              6,310               148,916
CHEMICALS-FIBERS (1.20%)
 Formosa Chemicals & Fibre                            395,000               354,995
COATINGS & PAINT (0.71%)
 Kumgang Korea Chemical                                 1,860               209,853
COMMERCIAL BANKS (9.80%)
 Banco Bradesco                                         5,042               149,294
 Bank Pekao                                            13,600               374,379
 Bank Sinopac                                         274,461               134,400
 Chinatrust Commercial Bank                           292,507               258,669
 Commerce Asset Holdings                               53,000               127,617
 Hana Bank                                             14,490               189,236
 Komercni Banka                                         5,820               302,083
 Kookmin Bank                                          11,026               501,860
 OTP Bank                                              48,700               432,355
 Public Bank Berhad                                   178,000               148,020
 Standard Bank Investment                              43,440               140,937
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Thai Farmers Bank                                    209,000               147,370
                                                                          2,906,220
DISTRIBUTION-WHOLESALE (1.00%)
 Esprit Holdings                                      153,541               295,301
DIVERSIFIED FINANCIAL SERVICES (0.78%)
 Shinhan Financial Group                               17,200               232,603
DIVERSIFIED MINERALS (2.54%)
 Anglo American                                        15,783               249,353
 Antofagasta                                           33,104               277,394
 Cia Vale do Rio Doce                                   8,250               225,143
                                                                            751,890
DIVERSIFIED OPERATIONS (2.76%)
 Alfa                                                 211,300               425,968
 Fomento Economico Mexicano                             8,228               393,710
                                                                            819,678
ELECTRIC PRODUCTS-MISCELLANEOUS (0.68%)
 Moatech                                               15,100               200,703
ELECTRIC-GENERATION (1.30%)
 Beijing Datang Power Generation                      619,500               240,279
 Ratchaburi Electricity Generating Holding            357,200               146,167
                                                                            386,446
ELECTRIC-INTEGRATED (1.71%)
 Cia Paranaense de Energia                             15,590               111,157
 Unified Energy Systems                                26,590               397,254
                                                                            508,411
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.72%)
 Asustek Computer                                      38,850               140,444
 Delta Electronics                                    248,200               203,701
 Procomp Informatics /1/                                1,204                 2,029
 Samsung Electronics                                    5,580             1,647,201
                                                                          1,993,375
ELECTRONIC CONNECTORS (0.99%)
 Hon Hai Precision Industry                            67,000               293,352
FINANCE-CONSUMER LOANS (0.14%)
 African Bank Investments                              58,688                41,393
FINANCE-INVESTMENT BANKER & BROKER (1.57%)
 Samsung Securities                                     5,760               193,625
 Seoul Securities                                      29,310               136,578
 Yuanta Core Pacific Securities                       182,000               134,733
                                                                            464,936
FINANCE-OTHER SERVICES (2.37%)
 Fubon Financial Holding /1/                          239,000               243,709
 Grupo Financiero Banorte                              60,900               162,720
 Grupo Financiero BBVA Bancomer                       297,130               295,061
                                                                            701,490
FOOD-MISCELLANEOUS/DIVERSIFIED (1.50%)
 Global Bio-Chem Technology Group                     664,800               232,278
 Indofood Sukses Makmur                             1,877,000               211,238
                                                                            443,516
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.52%)
                                                                         $
 OAO Gazprom                                            9,670               153,753
INTERNET INFRASTRUCTURE SOFTWARE (0.43%)
 RADVision /1/                                         22,042               126,984
MEDICAL-DRUGS (1.78%)
 Pliva D.D. /2/                                        10,450               149,435
 Ranbaxy Laboratories                                  13,500               234,546
 Teva Pharmaceutical Industries                         2,585               144,786
                                                                            528,767
METAL-DIVERSIFIED (0.48%)
 Kumba Resources /1/                                   36,200               143,660
MINING SERVICES (0.69%)
 Yanzhou Coal Mining                                  508,000               205,175
MONEY CENTER BANKS (1.51%)
 HDFC Bank /1/                                         10,766               162,566
 State Bank of India /2/                               23,697               286,260
                                                                            448,826
MOTORCYCLE & MOTOR SCOOTER (0.67%)
 Hero Honda Motors                                     27,500               199,688
NON-HOTEL GAMBLING (0.78%)
 Magnum                                               294,001               229,783
OIL COMPANY-INTEGRATED (4.67%)
 MOL Magyar Olaj-es Gazipari                            7,000               146,347
 OAO Lukoil Holding /1/                                 3,480               247,465
 Petroleo Brasileiro                                    7,086               174,316
 Sasol                                                 33,110               351,846
 YUKOS                                                  3,171               465,695
                                                                          1,385,669
PAPER & RELATED PRODUCTS (1.91%)
 Sappi                                                 31,865               391,956
 Votorantim Celulose e Papel                            9,100               175,539
                                                                            567,495
PETROCHEMICALS (3.50%)
 IOI Berhad                                           304,000               511,995
 LG Chemical                                            8,510               257,131
 Reliance Industries                                   47,300               269,367
                                                                          1,038,493
PLATINUM (1.68%)
 Anglo American Platinum                               10,430               497,288
PROPERTY & CASUALTY INSURANCE (0.56%)
 Hyundai Marine & Fire Insurance                        2,260                75,971
 Samsung Fire & Marine Insurance                        1,310                88,578
                                                                            164,549
PUBLIC THOROUGHFARES (0.77%)
 Cia de Concessoes Rodoviarias                         30,900               228,788
REAL ESTATE MANAGEMENT & SERVICES (0.41%)
 SM Prime Holdings                                  1,039,200               121,112
REAL ESTATE OPERATOR & DEVELOPER (1.01%)
 Amoy Properties                                      135,000               151,458
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE OPERATOR & DEVELOPER (CONTINUED)
                                                                         $
 Consorcio ARA /1/                                     76,300               147,305
                                                                            298,763
RETAIL-APPLIANCES (0.67%)
 Courts Mammoth                                       177,000               198,424
RETAIL-CONSUMER ELECTRONICS (0.87%)
 Grupo Elektra                                         26,623               259,308
RETAIL-DISCOUNT (1.11%)
 Lojas Americanas                                  36,489,410               116,560
 Wal-Mart de Mexico                                    75,595               212,063
                                                                            328,623
RETAIL-HYPERMARKETS (2.37%)
 Distribucion y Servicio                               20,160               305,424
 Organizacion Soriana                                 115,300               398,465
                                                                            703,889
RETAIL-MAJOR DEPARTMENT STORE (1.45%)
 Ramayana Lestari Sentosa                             507,000               199,703
 Shinsegae Department Store                             1,380               228,747
                                                                            428,450
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (6.81%)
 Sunplus Technology                                    57,000               197,027
 Taiwan Semiconductor Manufacturing                   383,496               966,583
 Taiwan Semiconductor Manufacturing                        53                   938
 United Microelectronics /1/                          559,970               854,892
                                                                          2,019,440
SEMICONDUCTOR EQUIPMENT (0.99%)
 ASE Test /1/                                          21,550               293,727
SOAP & CLEANING PRODUCTS (0.45%)
 Hindustan Lever                                       32,073               132,933
STEEL PIPE & TUBE (0.68%)
 Tubos de Acero de Mexico                              19,115               201,663
STEEL-PRODUCERS (0.95%)
 POSCO                                                 11,505               281,297
STEEL-SPECIALTY (0.53%)
 Cia Siderurgica Nacional                               7,900               155,630
TELECOMMUNICATION SERVICES (2.16%)
 SK Telecom                                            12,674               271,097
 Telekomunikasi Indonesia                             819,800               369,042
                                                                            640,139
TELEPHONE-INTEGRATED (4.50%)
 Carso Global Telecom                                  83,500               198,256
 KT                                                    15,380               348,357
 Matav                                                 51,690               196,398
 Telefonos de Mexico                                   15,588               589,850
                                                                          1,332,861
TOBACCO (0.51%)
 Souza Cruz                                            21,913               150,380
                                         TOTAL COMMON STOCKS             27,508,322

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.57%)
COMMERCIAL BANKS (0.44%)
                                                                         $
 Banco Itau                                         1,656,000               131,021
DIVERSIFIED MINERALS (0.77%)
 Caemi Mineracao e Metalurgica                      1,345,000               227,625
ELECTRIC-INTEGRATED (0.42%)
 Cia Energetica de Minas Gerais                     7,870,000               123,867
STEEL-SPECIALTY (0.52%)
 Gerdau                                            11,790,000               155,734
TELEPHONE-INTEGRATED (0.86%)
 Tele Norte Leste Participacoes                        20,180               254,873
TEXTILE-PRODUCTS (0.56%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                         1,873,000               165,623
                                      TOTAL PREFERRED STOCKS              1,058,743


See accompanying notes.

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.04%)
DIVERSIFIED FINANCIAL SERVICES (2.04%)
 General Electric Capital
  1.68%; 05/01/02                                      $605,000              $605,000
                                          TOTAL COMMERCIAL PAPER             605,000


                            TOTAL PORTFOLIO INVESTMENTS (98.41%)             29,172,065
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.59%)               471,651
                                      TOTAL NET ASSETS (100.00%)             $29,643,716
                                                                             -------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $149,435 or .50% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                                                 %
 Brazil                   $ 2,698,375              9.25
 Chile                        148,916              0.51
 Czech Republic               302,083              1.04
 Hong Kong                  1,580,608              5.42
 Hungary                      924,535              3.17
 India                      1,658,794              5.69
 Indonesia                    779,982              2.67
 Israel                       271,770              0.93
 Korea                      6,137,746             21.04
 Malaysia                   1,879,094              6.44
 Mexico                     3,412,209             11.70
 Philippines                  121,112              0.41
 Poland                       374,379              1.28
 Russia                     1,358,209              4.66
 South Africa               1,567,080              5.37
 Taiwan                     3,875,498             13.28
 Thailand                     644,504              2.21
 United Kingdom               526,747              1.81
 United States                910,424              3.12
             TOTAL        $29,172,065            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (95.04%)
ADVERTISING SERVICES (1.19%)
                                                                           $
 WPP Group                                              320,808               3,412,849
AEROSPACE & DEFENSE (0.92%)
 BAE Systems                                            517,406               2,633,400
AIRLINES (0.86%)
 Deutsche Lufthansa                                     159,574               2,458,845
AUDIO & VIDEO PRODUCTS (0.65%)
 Pioneer                                                 93,510               1,846,167
AUTO-CARS & LIGHT TRUCKS (4.69%)
 Bayerische Motoren Werke                                78,322               3,126,515
 Honda Motor                                             59,099               2,651,170
 Hyundai Motor                                           38,160               1,415,463
 Nissan Motor                                           522,870               4,023,330
 PSA Peugeot Citroen                                     43,855               2,181,379
                                                                             13,397,857
BEVERAGES-WINE & SPIRITS (1.10%)
 Allied Domecq                                          246,750               1,580,393
 Diageo                                                 118,006               1,565,788
                                                                              3,146,181
BREWERY (1.33%)
 Interbrew /1/                                          127,350               3,790,360
BROADCASTING SERVICES & PROGRAMMING (0.64%)
 Grupo Televisa                                          40,346               1,823,639
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.36%)
 Cemex                                                  244,297               1,547,820
 Lafarge                                                 54,629               5,183,518
                                                                              6,731,338
CELLULAR TELECOMMUNICATIONS (2.14%)
 America Movil /1/                                       59,588               1,111,316
 NTT DoCoMo                                                 456               1,161,308
 Vodafone Group                                       2,371,160               3,826,957
                                                                              6,099,581
CHEMICALS-DIVERSIFIED (2.65%)
 Akzo Nobel                                              39,878               1,714,414
 DSMA                                                    83,120               3,698,534
 Shin-Estu Chemical                                      32,360               1,333,212
 Sumitomo Chemical                                      197,300                 834,376
                                                                              7,580,536
COMMERCIAL BANKS (4.93%)
 Chinatrust Commercial Bank                           1,454,000               1,285,799
 DnB Holding                                            259,000               1,368,039
 Fortis                                                 226,312               5,198,169
 Kookmin Bank                                            51,759               2,355,863
 National Bank Of Canada                                 67,200               1,429,897
 Nordea                                                 429,076               2,442,867
                                                                             14,080,634
DISTRIBUTION-WHOLESALE (0.63%)
 Buhrmann                                               139,594               1,787,450
DIVERSIFIED FINANCIAL SERVICES (0.39%)
 Shinhan Financial Group /1/                             81,680               1,104,594
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MINERALS (1.53%)
                                                                           $
 Anglo American                                          70,400               1,110,066
 BHP Billiton                                           409,035               2,187,638
 Cia Vale do Rio Doce                                    39,440               1,076,318
                                                                              4,374,022
ELECTRIC-INTEGRATED (1.76%)
 E.On AG                                                 47,125               2,439,576
 Scottish & Southern Energy                              73,350                 721,527
 Scottish Power                                         325,678               1,874,712
                                                                              5,035,815
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.64%)
 Flextronics International /1/                           75,681               1,048,182
 Koninklijke Philips Electronics                        108,923               3,363,618
 Samsung Electronics                                     20,262               5,981,287
                                                                             10,393,087
FINANCE-INVESTMENT BANKER & BROKER (0.72%)
 Nomura Securities                                      147,830               2,060,870
FINANCE-OTHER SERVICES (0.51%)
 Fubon Financial Holding /1/                          1,439,000               1,467,352
FOOD-MISCELLANEOUS/DIVERSIFIED (3.15%)
 Nestle                                                  25,647               6,063,083
 Unilever                                                45,584               2,936,916
                                                                              8,999,999
FOOD-RETAIL (1.60%)
 Koninklijke Ahold                                       75,522               1,888,467
 Safeway                                                606,716               2,685,658
                                                                              4,574,125
GAS-DISTRIBUTION (0.94%)
 Centrica                                               870,271               2,679,170
IMPORT & EXPORT (0.78%)
 ITOCHU                                                  38,600                 123,255
 Mitsubishi                                             282,189               2,116,418
                                                                              2,239,673
INTERNET SECURITY (0.35%)
 Check Point Software Technologies /1/                   55,031                 998,813
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.60%)
 Amvescap                                               163,105               1,720,897
MACHINERY TOOLS & RELATED PRODUCTS (0.48%)
 Sandvik                                                 58,966               1,365,804
MACHINERY-CONSTRUCTION & MINING (0.47%)
 Atlas Copco                                             57,700               1,353,326
MACHINERY-ELECTRICAL (1.00%)
 Schneider Electric                                      59,158               2,854,605
MEDICAL-DRUGS (6.81%)
 Aventis                                                 78,537               5,580,191
 GlaxoSmithKline /1/                                    141,235               3,416,641
 Novartis                                                93,161               3,907,345
 Schering                                                50,358               3,067,525
 Takeda Chemical Industries                              45,539               1,993,218
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                           $
 Yamanouchi Pharmaceutical                               54,385               1,499,400
                                                                             19,464,320
METAL PROCESSORS & FABRICATORS (0.45%)
 Pechiney                                                26,710               1,292,472
METAL-ALUMINUM (0.90%)
 Alcan                                                   69,901               2,560,474
METAL-DIVERSIFIED (0.60%)
 Rio Tinto                                               92,870               1,725,578
MONEY CENTER BANKS (11.42%)
 ABN AMRO Holding                                       218,181               4,325,264
 Barclays                                               440,784               3,870,186
 BNP Paribas                                            140,028               7,318,396
 Credit Suisse Group                                     92,034               3,280,639
 Royal Bank of Canada                                   165,990               5,812,949
 Standard Chartered                                     198,816               2,448,257
 UBS                                                    115,640               5,574,646
                                                                             32,630,337
MORTGAGE BANKS (1.10%)
 Abbey National                                         197,293               3,136,790
MULTI-LINE INSURANCE (3.98%)
 Assurances Generales de France                          22,969               1,159,052
 CGNU                                                   166,100               1,711,347
 ING Groep                                              151,236               3,992,968
 Riunione Adriatica di Sicurta                          348,200               4,518,187
                                                                             11,381,554
MULTIMEDIA (1.44%)
 News                                                   155,749               4,108,659
OFFICE AUTOMATION & EQUIPMENT (0.76%)
 Canon                                                   56,336               2,158,669
OIL COMPANY-EXPLORATION & PRODUCTION (0.69%)
 Canadian Natural Resources                              59,631               1,975,442
OIL COMPANY-INTEGRATED (7.08%)
 BP Amoco                                               114,731                 978,941
 ENI                                                    390,495               5,999,470
 Shell Transport & Trading                              811,740               5,784,619
 TotalFinaElf                                            49,174               7,453,058
                                                                             20,216,088
OIL REFINING & MARKETING (0.64%)
 Statoil /1/                                            215,260               1,830,987
OIL-FIELD SERVICES (0.28%)
 Saipem                                                 122,990                 801,274
PAPER & RELATED PRODUCTS (0.83%)
 Stora Enso Oyj                                         128,390               1,632,417
 UPM-Kymmene Oyj                                         21,478                 750,929
                                                                              2,383,346
PUBLIC THOROUGHFARES (1.07%)
 Brisa-Auto Estradas de Portugal                        615,385               3,049,879
PUBLISHING-PERIODICALS (1.20%)
 United Business Media                                  196,088               1,497,377
                                                       Shares
                                                        Held                  Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (CONTINUED)
                                                                           $
 Wolters Kluwer                                          95,475               1,935,732
                                                                              3,433,109
REINSURANCE (2.17%)
 Muenchener Rueckversicherungs-Gesellschaft              24,960               6,185,150
RETAIL-APPAREL & SHOE (0.64%)
 Matalan /1/                                            359,535               1,837,756
RETAIL-MAJOR DEPARTMENT STORE (1.70%)
 Metro                                                  151,379               4,842,470
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.04%)
 Taiwan Semiconductor Manufacturing                     952,300               2,400,226
 United Microelectronics /1/                          2,242,800               3,424,024
                                                                              5,824,250
STEEL-PRODUCERS (1.18%)
 Arcelor /1/                                            111,785               1,541,161
 Pohang Iron & Steel                                     18,332               1,820,379
                                                                              3,361,540
TELECOMMUNICATION SERVICES (0.95%)
 Amdocs /1/                                              63,994               1,390,590
 BCE                                                     75,755               1,329,602
                                                                              2,720,192
TELEPHONE-INTEGRATED (1.94%)
 KT                                                     103,496               2,344,184
 TDC                                                     45,787               1,320,780
 Telecom Italia                                         237,589               1,890,428
                                                                              5,555,392
TELEVISION (0.17%)
 Granada                                                252,958                 472,775
TOYS (0.95%)
 Sega /1/                                               120,659               2,706,370
TRANSPORT-RAIL (0.43%)
 East Japan Railway                                         287               1,213,715
TRANSPORT-SERVICES (0.96%)
 Exel                                                    84,900               1,088,778
 TPG                                                     75,804               1,642,783
                                                                              2,731,561
WATER (0.65%)
 Suez                                                    62,591               1,864,045
WATER TREATMENT SYSTEMS (0.00%)
 Vivendi Environnement /1/                               30,408                  11,234
                                           TOTAL COMMON STOCKS              271,486,417

                                                     Principal
                                                       Amount                 Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.01%)
DIVERSIFIED FINANCIAL SERVICES (3.01%)
 General Electric Capital
                                                     $                     $
  1.68%; 05/01/02                                     8,585,000               8,585,000
                                        TOTAL COMMERCIAL PAPER                8,585,000
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.05%)              280,071,417
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.95%)                5,568,928
                                    TOTAL NET ASSETS (100.00%)             $285,640,345
                                                                           --------------





/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   4,108,659              1.47%
 Belgium                     8,988,530              3.21
 Brazil                      1,076,318              0.39
 Canada                     13,108,364              4.68
 Denmark                     1,320,780              0.47
 Finland                     2,383,346              0.85
 France                     34,897,950             12.46
 Germany                    22,120,083              7.90
 Israel                        998,813              0.36
 Italy                      13,209,358              4.72
 Japan                      25,721,478              9.18
 Korea                      15,021,771              5.36
 Luxembourg                  1,541,161              0.55
 Mexico                      4,482,775              1.60
 Netherlands                27,286,145              9.74
 Norway                      3,199,026              1.14
 Portugal                    3,049,879              1.09
 Sweden                      5,161,997              1.84
 Switzerland                18,825,713              6.72
 Taiwan                      8,577,401              3.06
 United Kingdom             53,968,100             19.27
 United States              11,023,770              3.94
             TOTAL        $280,071,417            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (95.90%)
ADVERTISING SERVICES (1.22%)
                                                                             $
 Cordiant Communications Group                            180,300                246,986
 Incepta Group                                            356,910                312,075
                                                                                 559,061
AGRICULTURAL CHEMICALS (0.75%)
 Agrium                                                    34,770                341,126
AGRICULTURAL OPERATIONS (1.73%)
 Beghin-Say /1/                                             8,630                349,165
 Hokuto                                                    17,150                439,435
                                                                                 788,600
AIRLINES (3.16%)
 easyJet /1/                                              102,722                707,317
 Westjet Airlines /1/                                      37,691                738,366
                                                                               1,445,683
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.91%)
 Keihin                                                    25,000                245,327
 Showa                                                     71,200                627,713
                                                                                 873,040
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.06%)
 Hyundai Mobis                                             19,700                482,586
BEVERAGES-NON-ALCOHOLIC (0.54%)
 Cott                                                      12,110                245,104
BEVERAGES-WINE & SPIRITS (0.97%)
 Davide Campari                                            13,965                445,469
BREWERY (1.84%)
 Molson                                                    36,689                841,448
BROADCASTING SERVICES & PROGRAMMING (0.77%)
 HIT Entertainment                                         70,600                352,897
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.92%)
 Amec                                                     127,130                878,163
BUILDING PRODUCTS-DOORS & WINDOWS (1.28%)
 Royal Group Technologies /1/                              30,087                583,845
BUILDING-HEAVY CONSTRUCTION (2.43%)
 Grupo Dragados                                            54,225                886,848
 Technip-Coflexip                                           1,575                222,252
                                                                               1,109,100
BUILDING-RESIDENTIAL & COMMERCIAL (1.77%)
 Persimmon                                                120,340                807,147
CASINO SERVICES (0.86%)
 Aristocrat Leisure                                       133,800                395,178
CHEMICALS-DIVERSIFIED (1.51%)
 NOVA Chemicals                                            29,800                689,337
CHEMICALS-SPECIALTY (0.77%)
 Gurit-Heberlein                                              455                351,059
COMMERCIAL BANKS (5.68%)
 Anglo Irish Bank                                         152,200                820,142
 KorAm Bank                                                52,850                502,341
 Suncorp-Metway                                            51,160                345,335
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 Union Bank of Norway                                      26,050                926,605
                                                                               2,594,423
COMMERCIAL SERVICE-FINANCE (0.64%)
 Baycorp Advantage /1/                                    138,064                294,084
CONTAINERS-PAPER & PLASTIC (1.72%)
 Huhtamaki Oyj                                             18,640                784,397
DECISION SUPPORT SOFTWARE (0.38%)
 Theil Logistik                                            16,450                174,913
DISTRIBUTION-WHOLESALE (1.62%)
 Esprit Holdings                                          385,151                740,751
DIVERSIFIED MINERALS (1.09%)
 Teck Cominco                                              56,670                498,942
DIVERSIFIED OPERATIONS (0.91%)
 Bodycote International                                   123,600                416,299
EDUCATIONAL SOFTWARE (1.09%)
 Riverdeep Group /1/                                       24,868                500,095
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.92%)
 Dianippon Screen Manufacturing                            38,000                184,969
 Venture Manufacturing                                     74,000                694,375
                                                                                 879,344
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.39%)
 Nippon Foundry                                                16                176,947
ENERGY-ALTERNATE SOURCES (1.07%)
 Grupo Auxiliar Metalurgico /1/                            28,339                490,552
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (3.35%)
 Fugro                                                     12,599                728,292
 JGC                                                       33,000                232,594
 Kyowa Exeo                                                48,200                219,227
 Takuma                                                    53,550                348,242
                                                                               1,528,355
ENTERTAINMENT SOFTWARE (1.32%)
 Eidos                                                    157,600                296,275
 UBI Soft Entertainment /1/                                11,400                305,197
                                                                                 601,472
FINANCE-INVESTMENT BANKER & BROKER (3.83%)
 Close Brothers Group                                      65,378                743,148
 D Carnegie /1/                                            30,710                306,347
 Polaris Securities                                       599,000                298,499
 Van Der Moolen Holding                                    17,690                399,946
                                                                               1,747,940
FINANCE-LEASING COMPANY (0.35%)
 Grenkeleasing /1/                                          9,543                159,085
FINANCE-OTHER SERVICES (2.45%)
 Aberdeen Asset Management                                179,899                652,795
 Hong Kong Exchanges & Clearing                           260,900                464,985
                                                                               1,117,780
FOOD-CATERING (1.00%)
 Elior                                                     60,210                455,744
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (2.24%)
                                                                             $
 Nong Shim                                                  4,910                345,280
 Nutreco Holding                                           20,550                675,893
                                                                               1,021,173
FOOD-WHOLESALE/DISTRIBUTION (1.50%)
 Fyffes                                                   562,142                683,837
FORESTRY (0.96%)
 Tembec                                                    55,300                436,853
GOLD MINING (0.76%)
 Sons of Gwalia                                           107,600                347,843
HOTELS & MOTELS (0.51%)
 Hotel Shilla                                              27,590                234,527
INSTRUMENTS-SCIENTIFIC (0.80%)
 Leica Geosystems /1/                                       3,560                367,514
INVESTMENT COMPANIES (0.81%)
 Macquarie Infrastructure Group                           206,939                367,828
 Macquarie Infrastructure Group                            49,969                  2,952
                                                                                 370,780
LEISURE & RECREATION PRODUCTS (0.74%)
 Ferretti /1/                                              99,200                339,679
LIFE & HEALTH INSURANCE (1.12%)
 Industrial-Alliance Life Insurance /1/                    18,683                511,566
MARINE SERVICES (1.94%)
 IHC Caland                                                15,805                887,982
MEDICAL INSTRUMENTS (1.17%)
 Colin                                                     10,220                533,287
MEDICAL LABORATORY & TESTING SERVICE (0.88%)
 Unilabs                                                   16,340                403,432
MEDICAL LASER SYSTEMS (1.00%)
 Lumenis                                                   53,478                456,167
MEDICAL-BIOMEDICAL/GENE (3.14%)
 Novozymes                                                 38,810                809,065
 PerBio Science /1/                                        36,820                625,301
                                                                               1,434,366
MEDICAL-DRUGS (1.68%)
 Galen Holdings                                            82,170                643,636
 Sanochemia Pharmazeutika /1/                               7,758                122,338
                                                                                 765,974
METAL-DIVERSIFIED (0.17%)
 Outokumpu                                                  6,650                 76,462
MISCELLANEOUS MANUFACTURERS (0.93%)
 FKI                                                      173,200                426,563
 YBM Magnex International /1/                              28,300                      -
                                                                                 426,563
OFFICE SUPPLIES & FORMS (1.01%)
 Corporate Express Australia                              174,092                463,698
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.48%)
                                                                             $
 Smedvig                                                   24,500                217,139
PAPER & RELATED PRODUCTS (1.45%)
 Billerud /1/                                              27,678                273,408
 Norske Skog Canada                                        84,507                387,627
                                                                                 661,035
PHYSICIAN PRACTICE MANAGEMENT (1.78%)
 Nestor Healthcare Group                                   93,705                812,510
POWER CONVERTER & SUPPLY EQUIPMENT (0.62%)
 NEG Micon                                                  7,850                281,626
PROPERTY & CASUALTY INSURANCE (1.26%)
 Kingsway Financial Services /1/                           50,380                577,723
RADIO (0.50%)
 GWR Group                                                 62,000                226,785
REAL ESTATE OPERATOR & DEVELOPER (1.96%)
 Green Property                                           115,290                893,435
REINSURANCE (1.53%)
 Converium Holding /1/                                     12,670                696,807
RENTAL-AUTO & EQUIPMENT (0.36%)
 Ashtead Group                                            267,700                164,014
RETAIL-APPAREL & SHOE (1.01%)
 Cortefiel                                                 78,170                463,489
RETAIL-COMPUTER EQUIPMENT (1.56%)
 Electronics Boutique                                     350,128                714,338
RETAIL-CONSUMER ELECTRONICS (1.52%)
 Yamada Denki                                               9,024                694,370
SEMICONDUCTOR EQUIPMENT (1.57%)
 ASE Test /1/                                              36,440                496,677
 BE Semiconductor /1/                                      27,290                219,844
                                                                                 716,521
SHIPBUILDING (0.77%)
 Samsung Heavy Industries                                  87,440                352,044
STEEL-PRODUCERS (0.81%)
 Voest-Alpine                                              12,010                372,284
STEEL-SPECIALTY (0.02%)
 AvestaPolarit Oyj ABP                                      1,626                  7,062
TELECOMMUNICATION EQUIPMENT (0.53%)
 Tandberg Television /1/                                   94,184                244,258
TEXTILE-PRODUCTS (1.11%)
 Texwinca Holdings                                        818,334                508,888
TRANSPORT-SERVICES (1.04%)
 Stinnes                                                   18,800                474,339
WATER (1.36%)
 Kelda Group                                              106,080                619,907
                                             TOTAL COMMON STOCKS              43,810,243

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.76%)
APPAREL MANUFACTURERS (0.76%)
                                                                             $
 Hugo Boss                                                 14,680                343,932
                                          TOTAL PREFERRED STOCKS                 343,932

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.21%)
DIVERSIFIED FINANCIAL SERVICES (2.21%)
 General Electric Capital
                                                       $                     $
  1.68%; 05/01/02                                       1,010,000              1,010,000
                                          TOTAL COMMERCIAL PAPER               1,010,000
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (98.87%)              45,164,175
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.13%)                   518,415
                                      TOTAL NET ASSETS (100.00%)             $45,682,590
                                                                             -------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  2,216,917              4.91%
 Austria                      494,622              1.09
 Canada                     5,851,937             12.96
 Denmark                    1,090,691              2.41
 Finland                      867,921              1.92
 France                     1,332,358              2.95
 Germany                    1,152,269              2.55
 Hong Kong                  1,714,624              3.80
 Ireland                    2,897,510              6.41
 Israel                       456,167              1.01
 Italy                        785,147              1.74
 Japan                      3,702,111              8.20
 Korea                      1,916,779              4.24
 Netherlands                2,911,956              6.45
 Norway                     1,388,003              3.07
 Singapore                    694,375              1.54
 Spain                      1,840,888              4.08
 Sweden                     1,205,055              2.67
 Switzerland                1,818,812              4.03
 Taiwan                       795,176              1.76
 United Kingdom             9,020,857             19.97
 United States              1,010,000              2.24
             TOTAL        $45,164,175            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL PACIFIC BASIN FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (88.82%)
ADVERTISING SALES (0.40%)
                                                                   $
 Clear Media                                     27,000               19,560
AIRLINES (0.55%)
 China Southern Airlines /1/                     34,000               11,444
 Singapore Airlines                               2,000               15,455
                                                                      26,899
AIRPORT DEVELOPMENT & MAINTENANCE (0.83%)
 Beijing Capital International Airport            2,000                  477
 Japan Airport Terminal                           5,000               39,992
                                                                      40,469
APPAREL MANUFACTURERS (0.96%)
 Onward Kashiyama                                 5,000               46,456
AUDIO & VIDEO PRODUCTS (5.24%)
 Matsushita Electric Industrial                   5,000               66,978
 Sony                                             3,500              188,084
                                                                     255,062
AUTO-CARS & LIGHT TRUCKS (7.32%)
 Denway Motors                                   26,000                7,751
 Fuji Heavy Industries                            9,000               45,421
 Nissan Motor                                    22,000              169,283
 Toyota Motor                                     4,900              133,567
                                                                     356,022
BROADCASTING SERVICES & PROGRAMMING (0.92%)
 SKY Perfect Communications /1/                      50               44,782
BUILDING-RESIDENTIAL & COMMERCIAL (0.85%)
 Sekisui House                                    6,000               41,262
CELLULAR TELECOMMUNICATIONS (1.59%)
 Advanced Info Service Public                    11,100               11,291
 NTT DoCoMo                                          10               25,311
 NTT DoCoMo                                          16               40,748
                                                                      77,350
CHEMICALS-DIVERSIFIED (4.50%)
 Asahi Kasei                                     27,000              103,037
 Showa Denko K. K.                               23,000               36,184
 Tokuyama                                        14,000               44,704
 Tosoh                                           12,000               35,047
                                                                     218,972
COMMERCIAL BANKS (1.63%)
 Bangkok Bank                                     3,400                5,030
 Hang Seng Bank                                   1,200               13,732
 Kookmin Bank /1/                                 1,304               60,641
                                                                      79,403
COMMERCIAL SERVICES (0.29%)
 SIA Engineering                                 12,000               14,241
COMPUTERS-INTEGRATED SYSTEMS (5.64%)
 Fujitsu                                         18,000              142,991
 Meitec                                           3,300               93,037
 Obic                                               200               38,162
                                                                     274,190
COMPUTERS-MEMORY DEVICES (1.12%)
 TDK                                              1,000               54,517
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS-PAPER & PLASTIC (0.59%)
                                                                   $
 Amcor                                            7,211               28,694
COSMETICS & TOILETRIES (2.49%)
 Kao                                              4,000               78,193
 Kose                                             1,400               42,851
                                                                     121,044
DISTRIBUTION/WHOLESALE (0.36%)
 Esprit Holdings                                  9,000               17,310
DIVERSIFIED MINERALS (2.12%)
 BHP Billiton                                    12,004               69,618
 WMC                                              6,758               33,424
                                                                     103,042
DIVERSIFIED OPERATIONS (0.73%)
 Hutchison Whampoa                                3,700               32,497
 Patrick                                            355                3,174
                                                                      35,671
DIVERSIFIED OPERATORS-COMMERCIAL SERVICE (0.61%)
 Brambles Industries                              5,536               29,907
ELECTRIC COMPONENT-MISCELLANEOUS (1.58%)
 NEC                                             10,000               77,103
ELECTRIC PRODUCTS-MISCELLANEOUS (0.39%)
 Lindeteves-Jacoberg /1/                         14,000                2,396
 Techtronic Industries                           20,000               16,412
                                                                      18,808
ELECTRIC-GENERATION (0.23%)
 Beijing Datang Power Generation                 29,000               11,248
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.38%)
 Anritsu                                          5,000               39,797
 Hosiden                                          3,000               43,201
 Johnson Electric Holdings                        4,000                6,052
 Omron                                            5,000               75,234
                                                                     164,284
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.56%)
 New Japan Radio                                  5,000               31,269
 Rohm                                               300               44,743
                                                                      76,012
ELECTRONIC MEASUREMENT INSTRUMENTS (1.45%)
 Advantest                                          700               50,428
 Keyence                                            100               20,242
                                                                      70,670
FINANCE-CONSUMER LOANS (0.47%)
 Acom                                               300               22,897
FINANCE-INVESTMENT BANKER & BROKER (2.23%)
 Nikko Securities                                24,000              108,411
FINANCE-LEASING COMPANY (2.39%)
 Orix                                             1,400              116,122
IMPORT & EXPORT (2.38%)
 Sumitomo                                        19,000              116,012
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (0.25%)
                                                                   $
 Moritex                                          1,010               12,059
LIFE & HEALTH INSURANCE (0.26%)
 Great Eastern Holdings                           2,000               12,474
MACHINERY-ELECTRICAL (1.72%)
 SMC                                                700               83,847
MACHINERY-GENERAL INDUSTRY (0.63%)
 Nippon Thompson                                  5,000               30,880
MACHINERY-PRINT TRADE (1.05%)
 Komori                                           4,000               51,277
MEDICAL LABORATORY & TESTING SERVICE (0.12%)
 Gribbles Group /1/                              13,750                5,759
MEDICAL-DRUGS (2.37%)
 Takeda Chemical Industries                       2,000               87,539
 Yamanouchi Pharmaceutical                        1,000               27,570
                                                                     115,109
METAL-ALUMINUM (0.11%)
 Aluminum Corp. of China /1/                     30,000                5,385
MONEY CENTER BANKS (5.73%)
 DBS Group Holdings                               2,000               15,455
 HSBC Holdings                                      800                9,514
 Oversea-Chinese Banking                          3,000               21,527
 Sumitomo Mitsui Banking                         24,000              106,916
 Sumitomo Trust & Banking                         1,000                4,486
 UFJ Holdings /1/                                    36               89,159
 United Overseas Bank                             4,000               31,793
                                                                     278,850
MULTIMEDIA (3.43%)
 News                                             2,780               18,153
 Tokyo Broadcasting System                        7,000              148,832
                                                                     166,985
OIL COMPANY-INTEGRATED (0.21%)
 China Petroleum & Chemical                      63,000               10,097
PROPERTY & CASUALTY INSURANCE (1.29%)
 NRMA Insurance Group /1/                        35,059               62,881
PUBLISHING-NEWSPAPERS (1.03%)
 John Fairfax Holdings                           19,836               37,921
 Singapore Press Holdings                         1,000               12,419
                                                                      50,340
REAL ESTATE OPERATOR & DEVELOPER (2.01%)
 Cheung Kong                                      3,000               28,561
 Kerry Properties                                13,241               14,091
 Sun Hung Kai Properties                          3,000               26,156
 Westfield Holdings                               3,318               28,740
                                                                      97,548
RESEARCH & DEVELOPMENT (0.22%)
 Silex Systems /1/                                6,420               10,515
RESPIRATORY PRODUCTS (0.60%)
 Resmed /1/                                       8,017               29,275
                                                 Shares
                                                  Held               Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONSUMER ELECTRONICS (2.06%)
                                                                   $
 Yamada Denki                                     1,300              100,031
RETAIL-DISCOUNT (0.39%)
 Harvey Norman Holdings                          10,711               18,751
RETAIL-MISC/DIVERSIFIED (2.66%)
 Aeon                                             5,000              129,284
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.35%)
 Taiwan Semiconductor Manufacturing              26,000               65,532
STEEL-PRODUCERS (0.94%)
 Nippon Steel                                    30,000               45,794
TELECOMMUNICATION SERVICES (0.46%)
 Telstra                                          8,100               22,140
TELEPHONE-INTEGRATED (1.82%)
 Japan Telecom                                       10               29,595
 Nippon Telegraph & Telephone                        15               58,995
                                                                      88,590
TRANSPORT-RAIL (1.56%)
 East Japan Railway                                  18               76,122
WATER TREATMENT SYSTEMS (1.46%)
 Kurita Water Industries                          6,000               71,075
WIRE & CABLE PRODUCTS (0.29%)
 Sumitomo Electric Industries                     2,000               14,252
                                   TOTAL COMMON STOCKS             4,321,272


See accompanying notes.

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.57%)
MULTIMEDIA (0.57%)
                                                                             $
 Hugo Boss                                                  5,042                 27,779
                                          TOTAL PREFERRED STOCKS                  27,779



                            TOTAL PORTFOLIO INVESTMENTS (89.39%)               4,349,051
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (10.61%)                  516,405
                                      TOTAL NET ASSETS (100.00%)              $4,865,456
                                                                             -------------


See accompanying notes.

                                                       Unrealized
  Contract                  Opening       Current     Gain (Loss)
    Type      Commitment  Market Value  Market Value
------------------------------------------------------------------
FUTURES CONTRACTS
4 Nikkei 225    Buy         $176,034      $179,283       $3,249
June, 2002
Futures


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Australia                    397,456              9.14%
 China                         27,403              0.63
 Hong Kong                    202,883              4.67
 Japan                      3,423,780             78.72
 Korea                         60,640              1.39
 Singapore                    125,760              2.89
 Taiwan                        65,532              1.51
 Thailand                      16,322              0.38
 United States                 29,275              0.67
              TOTAL        $4,349,051            100.00%
                           ------------          ---------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                         2002/(C)/      2001      2000/(F)/
                         ----           ----      ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.26         $8.69     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.02)        (0.05)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.42         (2.29)     (1.27)
                          ----         -----      -----
 Total From Investment
            Operations    0.40         (2.34)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.09)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.09)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $6.66         $6.26      $8.69
                         =====         =====      =====
Total Return /(a)/ ...    6.39%/(d)/  (27.16)%   (13.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,161        $1,956     $2,242
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/    2.50%      2.49%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.07%/(e)/    3.13%      3.42%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.98)%/(e)/  (0.82)%    (1.09)%/(e)/
 Portfolio Turnover
  Rate................   134.3%/(e)/   132.1%      48.6%/(e)/

                         2002/(C)/      2001      2000/(F)/
                         ----           ----      ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $6.22         $8.66     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.07)        (0.12)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.46         (2.28)     (1.28)
                          ----         -----      -----
 Total From Investment
            Operations    0.39         (2.40)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...      --         (0.04)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.04)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $6.61         $6.22      $8.66
                         =====         =====      =====
Total Return /(a)/ ...    6.27%/(d)/  (27.79)%   (13.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,374        $1,209     $1,288
 Ratio of Expenses to
  Average Net Assets..    3.41%/(e)/    3.25%      2.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.95%/(e)/    3.88%      4.06%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.92)%/(e)/  (1.64)%    (1.40)%/(e)/
 Portfolio Turnover
  Rate................   134.3%/(e)/   132.1%      48.6%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The expense limit was increased on March 1, 2002. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/      2001       2000       1999      1998       1997/(F)/
                          ----           ----       ----       ----      ----       ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.44         $8.75      $8.56      $6.54     $8.29       $9.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)        (0.03)     (0.10)     (0.03)    (0.02)      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.16         (2.22)      0.31       2.05     (1.73)      (1.21)
                           ----         -----       ----       ----     -----       -----
 Total From Investment
            Operations     2.12         (2.25)      0.21       2.02     (1.75)      (1.22)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --      (0.02)        --        --          --
 Distributions from
  Realized Gains......       --         (0.06)        --         --        --          --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.06)     (0.02)        --        --          --
 -----                                  -----      -----
Net Asset Value, End
 of Period............    $8.56         $6.44      $8.75      $8.56     $6.54       $8.29
                          =====         =====      =====      =====     =====       =====
Total Return /(a)/ ...    32.92%/(d)/  (25.85)%     2.36%     30.89%   (21.11)%    (10.18)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,252       $15,335    $17,890    $13,401    $7,312      $5,039
 Ratio of Expenses to
  Average Net Assets..     2.50%/(e)/    2.50%      2.49%      2.75%     3.31%       2.03%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.64%/(e)/    2.71%      2.59%        --        --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.15)%/(e)/  (0.06)%    (1.05)%    (0.35)%   (0.36)%     (0.32)%/(e)/
 Portfolio Turnover
  Rate................    188.9%/(e)/   120.5%     112.9%      95.8%     45.2%       21.4%/(e)/

                          2002/(C)/      2001       2000       1999      1998       1997/(F)/
                          ----           ----       ----       ----      ----       ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.28         $8.60      $8.47      $6.52     $8.28       $9.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.05)        (0.05)     (0.16)     (0.07)    (0.05)      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.09         (2.21)      0.29       2.02     (1.71)      (1.22)
                           ----         -----       ----       ----     -----       -----
 Total From Investment
            Operations     2.04         (2.26)      0.13       1.95     (1.76)      (1.23)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         (0.06)        --         --        --          --
 -----                                  -----
   Total Dividends and
         Distributions       --         (0.06)        --         --        --          --
 -----                                  -----
Net Asset Value, End
 of Period............    $8.32         $6.28      $8.60      $8.47     $6.52       $8.28
                          =====         =====      =====      =====     =====       =====
Total Return /(a)/ ...    32.48%/(d)/  (26.42)%     1.53%     29.91%   (21.26)%    (10.29)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,392        $4,728     $6,198     $5,051    $3,275      $3,116
 Ratio of Expenses to
  Average Net Assets..     3.25%/(e)/    3.25%      3.22%      3.57%     3.59%       2.16%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.26%/(e)/    3.39%      3.22%        --        --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.93)%/(e)/  (0.84)%    (1.78)%    (1.12)%   (0.69)%     (0.46)%/(e)/
 Portfolio Turnover
  Rate................    188.9%/(e)/   120.5%     112.9%      95.8%     45.2%       21.4%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The waiver began on the first day of the period ended October 31, 2000.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from August 29, 1997, date shares first offered, through October
  31, 1997. Class A and Class B shares each recognized $.01 net investment income per share and incurred an unrealized loss of $.50 per share, from August 14, 1997 through August 28, 1997.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2002/(C)/       2001        2000       1999       1998        1997
                           ----            ----        ----       ----       ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $5.75          $8.85      $10.04      $9.20      $9.33       $8.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)          0.02        0.16       0.13       0.13        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          (2.34)       0.20       1.28       0.04        1.52
                            ----          -----        ----       ----       ----        ----
 Total From Investment
            Operations      0.37          (2.32)       0.36       1.41       0.17        1.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.05)      (0.23)     (0.11)     (0.10)      (0.11)
 Distributions from
  Realized Gains......        --          (0.73)      (1.32)     (0.46)     (0.20)      (0.31)
   ----                                   -----       -----      -----      -----       -----
   Total Dividends and
         Distributions        --          (0.78)      (1.55)     (0.57)     (0.30)      (0.42)
   ----                                   -----       -----      -----      -----       -----
Net Asset Value, End
 of Period............     $6.12          $5.75       $8.85     $10.04      $9.20       $9.33
                           =====          =====       =====     ======      =====       =====
Total Return /(a)/ ...      6.43%/(d)/   (28.64)%      3.04%     16.18%      1.93%      20.46%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $250,668       $224,177    $325,369   $338,144   $302,757    $281,158
 Ratio of Expenses to
  Average Net Assets..      1.60%/(e)/     1.42%       1.27%      1.22%      1.25%       1.39%
 Ratio of Gross
  Expense to Average
  Net Assets /(b)/ ...      1.60%/(e)/       --          --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.19)%/(e)/    0.27%       1.76%      1.35%      1.45%       1.25%
 Portfolio Turnover
  Rate................      66.5%/(e)/     93.9%       92.7%      58.7%      38.7%       26.6%

                           2002/(C)/       2001        2000       1999       1998        1997
                           ----            ----        ----       ----       ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $5.71          $8.78       $9.96      $9.14      $9.26       $8.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.03)         (0.03)       0.11       0.06       0.07        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.36          (2.31)       0.20       1.27       0.04        1.51
                            ----          -----        ----       ----       ----        ----
 Total From Investment
            Operations      0.33          (2.34)       0.31       1.33       0.11        1.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.17)     (0.05)     (0.03)      (0.04)
 Distributions from
  Realized Gains......        --          (0.73)      (1.32)     (0.46)     (0.20)      (0.31)
   ----                                   -----       -----      -----      -----       -----
   Total Dividends and
         Distributions        --          (0.73)      (1.49)     (0.51)     (0.23)      (0.35)
   ----                                   -----       -----      -----      -----       -----
Net Asset Value, End
 of Period............     $6.04          $5.71       $8.78      $9.96      $9.14       $9.26
                           =====          =====       =====      =====      =====       =====
Total Return /(a)/ ...      5.78%/(d)/   (28.97)%      2.43%     15.27%      1.27%      19.62%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $34,972        $33,277     $48,692    $48,319    $41,676     $33,842
 Ratio of Expenses to
  Average Net Assets..      2.46%/(e)/     2.08%       1.88%      1.90%      1.91%       2.17%
 Ratio of Gross
  Expense to Average
  Net Assets /(b)/ ...      2.46%/(e)/       --          --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.06)%/(e)/   (0.41)%      1.13%      0.67%      0.77%       0.42%
 Portfolio Turnover
  Rate................      66.5%/(e)/     93.9%       92.7%      58.7%      38.7%       26.6%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          2002/(C)/      2001       2000       1999       1998      1997/(F)/
                          ----           ----       ----       ----       ----      ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.49        $17.00     $15.32      $9.99      $9.96     $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)        (0.23)     (0.32)     (0.12)     (0.07)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.24         (4.62)      3.51       5.53       0.10      (0.07)
                           ----         -----       ----       ----       ----      -----
 Total From Investment
            Operations     1.20         (4.85)      3.19       5.41       0.03      (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         (2.66)     (1.51)     (0.08)        --         --
 -----                                  -----      -----      -----
   Total Dividends and
         Distributions       --         (2.66)     (1.51)     (0.08)        --         --
 -----                                  -----      -----      -----
Net Asset Value, End
 of Period............   $10.69         $9.49     $17.00     $15.32      $9.99      $9.96
                         ======         =====     ======     ======      =====      =====
Total Return /(a)/ ...    12.64%/(d)/  (33.02)%    21.21%     54.52%      0.30%      0.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,879       $28,977    $36,322    $23,612    $11,765     $6,210
 Ratio of Expenses to
  Average Net Assets..     2.73%/(e)/    2.74%      2.46%      2.21%      2.66%      1.99%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.74%/(e)/      --         --         --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.18)%/(e)/  (1.08)%    (1.41)%    (1.02)%    (0.81)%    (0.40)%/(e)/
 Portfolio Turnover
  Rate................     81.4%/(e)/   151.6%     329.8%     191.5%      99.8%      10.4%/(e)/

                          2002/(C)/      2001       2000       1999       1998      1997/(F)/
                          ----           ----       ----       ----       ----      ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.23        $16.72     $15.18      $9.97      $9.96     $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.04)        (0.05)     (0.41)     (0.20)     (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.17         (4.78)      3.46       5.49       0.11      (0.07)
                           ----         -----       ----       ----       ----      -----
 Total From Investment
            Operations     1.13         (4.83)      3.05       5.29       0.01      (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --         (2.66)     (1.51)     (0.08)        --         --
 -----                                  -----      -----      -----
   Total Dividends and
         Distributions       --         (2.66)     (1.51)     (0.08)        --         --
 -----                                  -----      -----      -----
Net Asset Value, End
 of Period............   $10.36         $9.23     $16.72     $15.18      $9.97      $9.96
                         ======         =====     ======     ======      =====      =====
Total Return /(a)/ ...    12.24%/(d)/  (33.52)%    20.43%     53.42%      0.10%      0.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,804        $8,641    $12,539    $10,926     $6,585     $4,774
 Ratio of Expenses to
  Average Net Assets..     3.54%/(e)/    3.46%      3.04%      2.87%      2.90%      2.07%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.54%/(e)/      --         --         --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(e)/  (1.83)%    (1.99)%    (1.68)%    (1.05)%    (0.47)%/(e)/
 Portfolio Turnover
  Rate................     81.4%/(e)/   151.6%     329.8%     191.5%      99.8%      10.4%/(e)/




/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from August 29, 1997, date shares first offered, through October
  31, 1997. Class A and Class B shares each recognized $.01 net investment income per share and incurred an unrealized gain of $.03 per share from, August 14, 1997 through August 28, 1997.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                         2002/(C)/      2001      2000/(F)/
                         ----           ----      ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.40         $8.61     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.12)        (0.15)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.53         (2.95)     (1.35)
                          ----         -----      -----
 Total From Investment
            Operations    0.41         (3.10)     (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.11)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.11)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.81         $5.40      $8.61
                         =====         =====      =====
Total Return /(a)/ ...    7.59%/(d)/  (36.41)%   (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $3,744        $1,592     $1,860
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/    2.50%      2.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.51%/(e)/    3.45%      2.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.59)%/(e)/  (1.52)%    (1.21)%/(e)/
 Portfolio Turnover
  Rate................    82.7%/(e)/    55.8%      51.4%/(e)/

                         2002/(C)/      2001      2000/(F)/
                         ----           ----      ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $5.36         $8.61     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....   (0.05)        (0.14)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.40         (3.00)     (1.33)
                          ----         -----      -----
 Total From Investment
            Operations    0.35         (3.14)     (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......      --         (0.11)        --
 ----                                  -----
   Total Dividends and
         Distributions      --         (0.11)        --
 ----                                  -----
Net Asset Value, End
 of Period............   $5.71         $5.36      $8.61
                         =====         =====      =====
Total Return /(a)/ ...    6.53%/(d)/  (36.88)%   (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,121          $959     $1,347
 Ratio of Expenses to
  Average Net Assets..    3.40%/(e)/    3.25%      2.21%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    4.38%/(e)/    4.22%      3.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (2.50)%/(e)/  (2.34)%    (1.31)%/(e)/
 Portfolio Turnover
  Rate................    82.7%/(e)/    55.8%      51.4%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary waiver of certain expenses. The expense limit was increased on March 1, 2002. /(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                             BOND        GOVERNMENT SECURITIES
                                          FUND, INC.       INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....  $189,692,980        $316,070,176
                                         ============        ============
ASSETS
Investment in securities--at value.....  $192,012,035        $323,696,340
Cash...................................        12,411              10,721
Receivables:
 Capital Shares sold...................        57,026             490,709
 Dividends and interest................     2,213,632           1,656,281
 Investment securities sold............       682,000                  --
Other assets...........................         6,100              21,484
                                         ------------        ------------
                           Total Assets   194,983,204         325,875,535
LIABILITIES
Accrued expenses.......................        82,297              73,856
Payables:
 Capital Shares reacquired.............       268,230             103,736
 Investment securities purchased.......     4,364,938          12,390,000
                                         ------------        ------------
                      Total Liabilities     4,715,465          12,567,592
                                         ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................  $190,267,739        $313,307,943
                                         ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................  $195,974,808        $308,755,449
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        40,554              31,266
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (8,066,678)         (3,104,936)
Net unrealized appreciation
 (depreciation) of investments.........     2,319,055           7,626,164
                                         ------------        ------------
                       Total Net Assets  $190,267,739        $313,307,943
                                         ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................   100,000,000         125,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................  $162,213,448        $272,699,256
  Shares issued and outstanding........    15,090,503          23,595,161
  Net asset value per share............  $      10.75        $      11.56
  Maximum offering price per share
 /(a)/ ................................  $      11.29        $      12.14
                                         ============        ============

Class B: Net Assets....................  $ 28,054,291        $ 40,608,687
  Shares issued and outstanding........     2,613,062           3,531,143
  Net asset value per share /(b)/ .....  $      10.74        $      11.50
                                         ============        ============




/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                PRINCIPAL        PRINCIPAL
                                               HIGH YIELD       LIMITED TERM
                                               FUND, INC.      BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........  $ 27,391,215     $ 69,379,402
                                              ============     ============
ASSETS
Investment in securities--at value..........  $ 24,853,486     $ 68,927,973
Cash........................................        10,000            1,460
Receivables:
 Capital Shares sold........................            --          192,275
 Dividends and interest.....................       589,836          682,628
 Investment securities sold.................            --            5,408
Other assets................................         3,206            1,250
Prepaid expenses............................            --            4,815
                                              ------------     ------------
                                Total Assets    25,456,528       69,815,809
LIABILITIES
Accrued expenses............................        20,259               --
Payables:
 Capital Shares reacquired..................        23,578           43,061
                                              ------------     ------------
                           Total Liabilities        43,837           43,061
                                              ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $ 25,412,691     $ 69,772,748
                                              ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $ 42,383,811     $ 70,922,698
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....      (197,743)        (140,178)
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................   (14,235,648)        (558,343)
Net unrealized appreciation (depreciation)
 of investments.............................    (2,537,729)        (451,429)
                                              ------------     ------------
                            Total Net Assets  $ 25,412,691     $ 69,772,748
                                              ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000      100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................  $ 20,237,411     $ 59,645,082
  Shares issued and outstanding.............     3,824,171        6,195,406
  Net asset value per share.................  $       5.29     $       9.63
  Maximum offering price per share /(a)/ ...  $       5.55     $       9.78
                                              ============     ============

Class B: Net Assets.........................  $  5,175,280     $ 10,127,666
  Shares issued and outstanding.............       985,672        1,037,995
  Net asset value per share /(b)/ ..........  $       5.25     $       9.76
                                              ============     ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Principal High Yield Fund, Inc. and 1.50% of the offering price or 1.52% of the net asset value for Principal Limited Term Bond Fund, Inc.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                 TAX-EXEMPT
                                                               BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........................    $182,662,316
                                                                ============
ASSETS
Investment in securities--at value..........................    $185,224,357
Cash........................................................          95,220
Receivables:
 Capital Shares sold........................................          81,336
 Dividends and interest.....................................       2,275,991
Other assets................................................           9,531
                                                                ------------
                                                Total Assets     187,686,435
LIABILITIES
Accrued expenses............................................          42,717
Payables:
 Capital Shares reacquired..................................         125,843
 Investment securities purchased............................       7,645,741
                                                                ------------
                                           Total Liabilities       7,814,301
                                                                ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ................    $179,872,134
                                                                ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...............    $177,098,093
Accumulated undistributed (overdistributed) net investment
 income (operating loss)....................................         205,374
Accumulated undistributed (overdistributed) net realized
 gain (loss)................................................           6,626
Net unrealized appreciation (depreciation) of investments...       2,562,041
                                                                ------------
                                            Total Net Assets    $179,872,134
                                                                ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................................     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................................    $167,496,651
  Shares issued and outstanding.............................      14,013,431
  Net asset value per share.................................    $      11.95
  Maximum offering price per share /(a)/ ...................    $      12.55
                                                                ============

Class B: Net Assets.........................................    $ 12,375,483
  Shares issued and outstanding.............................       1,033,634
  Net asset value per share /(b)/ ..........................    $      11.97
                                                                ============



/(a) /Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
/(b) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                              BOND       GOVERNMENT SECURITIES
                                           FUND, INC.      INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Interest...............................  $ 5,473,244        $ 9,295,678
Expenses:
 Management and investment advisory fees      440,604            669,805
 Distribution fees - Class A............      182,169            321,184
 Distribution fees - Class B............      146,015            181,193
 Distribution fees - Class C /(a)/ .....        3,360             11,533
 Distribution fees - Class R /(b)/ .....       15,089             12,488
 Registration fees - Class A............        5,265              5,151
 Registration fees - Class B............        2,539              3,552
 Registration fees - Class C /(a)/ .....        5,545              5,201
 Registration fees - Class R /(b)/ .....        4,957              6,508
 Shareholder reports - Class A..........        4,601              5,689
 Shareholder reports - Class B..........        1,564              1,423
 Shareholder reports - Class R /(b)/ ...        1,967              1,086
 Transfer and administrative fees -
  Class A...............................       55,901             68,948
 Transfer and administrative fees -
  Class B...............................       18,608             16,936
 Transfer and administrative fees -
  Class C /(a)/ ........................          574              1,529
 Transfer and administrative fees -
  Class R /(b)/ ........................        9,582              6,631
 Auditing and legal fees................        4,328              4,656
 Custodian fees.........................        3,398              6,585
 Directors' fees........................        4,755              7,160
 Registration fees......................        8,138              8,100
 Transfer and administrative fees.......      166,338            181,619
 Other expenses.........................        9,215              8,589
                                          -----------        -----------
                    Total Gross Expenses    1,094,512          1,535,566
 Less: Management and investment
  advisory fees waived - Class C /(a)/ .        2,413                812
                                          -----------        -----------
                      Total Net Expenses    1,092,099          1,534,754
                                          -----------        -----------
  Net Investment Income (Operating Loss)    4,381,145          7,760,924

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions................     (284,168)          (402,690)
Change in unrealized
 appreciation/depreciation of:
 Investments............................   (5,790,102)        (4,343,832)
                                          -----------        -----------
 Net Realized and Unrealized Gain (Loss)
                          on Investments   (6,074,270)        (4,746,522)
                                          -----------        -----------
   Net Increase (Decrease) in Net Assets
               Resulting from Operations  $(1,693,125)       $ 3,014,402
                                          ===========        ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 PRINCIPAL        PRINCIPAL
                                                 HIGH YIELD     LIMITED TERM
                                                 FUND, INC.    BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends....................................  $       177     $        --
 Interest.....................................    1,305,687       1,535,082
                                                -----------     -----------
                                  Total Income    1,305,864       1,535,082
Expenses:
 Management and investment advisory fees......       80,801         143,116
 Distribution fees - Class A..................       26,169          35,205
 Distribution fees - Class B..................       25,281          17,429
 Distribution fees - Class C /(a)/ ...........          474           1,263
 Distribution fees - Class R /(b)/ ...........        1,079           5,383
 Registration fees - Class A..................        3,663           3,796
 Registration fees - Class B..................        3,999           4,323
 Registration fees - Class C /(a)/ ...........        4,985           5,369
 Registration fees - Class R /(b)/ ...........        4,621           4,197
 Shareholder reports - Class A................        1,228             660
 Shareholder reports - Class B................          478             265
 Shareholder reports - Class R /(b)/ .........          238             378
 Transfer and administrative fees - Class A...       14,181           9,734
 Transfer and administrative fees - Class B...        5,780           3,658
 Transfer and administrative fees - Class C
  /(a)/ ......................................          103             272
 Transfer and administrative fees - Class R
  /(b)/ ......................................        1,294           2,315
 Auditing and legal fees......................        1,402           3,798
 Custodian fees...............................        2,469           1,820
 Directors' fees..............................        1,230           1,452
 Registration fees............................        5,734           6,259
 Transfer and administrative fees.............       44,888          42,871
 Other expenses...............................          923           1,311
                                                -----------     -----------
                          Total Gross Expenses      231,020         294,874
 Less: Management and investment advisory fees
  waived - Class C /(a)/ .....................        3,673           2,117
                                                -----------     -----------
                            Total Net Expenses      227,347         292,757
                                                -----------     -----------
        Net Investment Income (Operating Loss)    1,078,517       1,242,325

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions......................   (1,521,323)        178,052
Change in unrealized appreciation/depreciation
 of:
 Investments..................................      623,172      (1,856,781)
                                                -----------     -----------
    Net Realized and Unrealized Gain (Loss) on
                                   Investments     (898,151)     (1,678,729)
                                                -----------     -----------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $   180,366     $  (436,404)
                                                ===========     ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                 TAX-EXEMPT
                                                               BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Interest...................................................    $ 4,413,270
Expenses:
 Management and investment advisory fees....................        407,453
 Distribution fees - Class A................................        179,398
 Distribution fees - Class B................................         76,538
 Distribution fees - Class C /(a)/ .........................          2,386
 Registration fees - Class A................................          4,763
 Registration fees - Class B................................          3,835
 Registration fees - Class C /(a)/ .........................          6,809
 Shareholder reports - Class A..............................          1,534
 Shareholder reports - Class B..............................            125
 Transfer and administrative fees - Class A.................         17,592
 Transfer and administrative fees - Class B.................          1,652
 Transfer and administrative fees - Class C /(a)/ ..........             56
 Auditing and legal fees....................................          3,866
 Custodian fees.............................................          1,370
 Directors' fees............................................          4,766
 Registration fees..........................................          8,878
 Transfer and administrative fees...........................         41,230
 Other expenses.............................................          8,437
                                                                -----------
                                        Total Gross Expenses        770,688
 Less: Management and investment advisory fees waived -
  Class C /(a)/ ............................................          3,915
                                                                -----------
                                          Total Net Expenses        766,773
                                                                -----------
                      Net Investment Income (Operating Loss)      3,646,497

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions....................................        646,092
Change in unrealized appreciation/depreciation of:
 Investments................................................     (2,945,880)
                                                                -----------
      Net Realized and Unrealized Gain (Loss) on Investments     (2,299,788)
                                                                -----------
        Net Increase (Decrease) in Net Assets Resulting from
                                                  Operations    $ 1,346,709
                                                                ===========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   PRINCIPAL                         PRINCIPAL
                                      BOND                     GOVERNMENT SECURITIES
                                   FUND, INC.                    INCOME FUND, INC.
--------------------------------------------------------------------------------------------
                           SIX MONTHS          YEAR          SIX MONTHS           YEAR
                              ENDED            ENDED            ENDED             ENDED
                            APRIL 30,       OCTOBER 31,       APRIL 30,        OCTOBER 31,
                              2002             2001             2002              2001
                        -----------------  -------------  -----------------  ---------------
--------------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  4,381,145       $  9,747,961   $  7,760,924        $ 15,232,866
Net realized gain
 (loss) from
 investment
 transactions.........      (284,168)           349,242       (402,690)          1,209,847
Change in unrealized
 appreciation/depreciation
 of investments........    (5,790,102)        14,064,403     (4,343,832)         13,283,450
                         ------------       ------------   ------------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (1,693,125)        24,161,606      3,014,402          29,726,163
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (3,801,938)        (7,719,138)    (7,225,107)        (12,980,888)
 Class B...............      (569,422)        (1,218,336)      (919,712)         (1,570,735)
 Class C...............        (9,853)/(a)/      (36,196)       (49,830)/(a)/       (82,768)
 Class R...............      (117,194)/(b)/     (896,108)      (122,126)/(b)/      (734,674)
Dividends in excess of
 net investment income:
 Class A...............            --           (128,014)            --            (311,894)
 Class B...............            --            (20,205)            --             (37,740)
 Class C...............            --               (600)            --              (1,989)
 Class R...............            --            (14,861)            --             (17,652)
                         ------------       ------------   ------------        ------------
    Total Dividends and
          Distributions    (4,498,407)       (10,033,458)    (8,316,775)        (15,738,340)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    42,361,114         30,382,669     67,869,713          66,408,196
 Class B...............     5,060,308          6,264,320      9,143,699          12,462,505
 Class C...............      197,254/(a)/        681,707     1,604,828/(a)/       3,885,221
 Class R...............      313,807/(b)/      5,824,351       156,658/(b)/       5,171,273
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     3,204,182          6,417,243      6,010,391          10,912,337
 Class B...............       505,272          1,080,061        793,385           1,366,192
 Class C...............        7,765/(a)/         29,185        41,984/(a)/          74,139
 Class R...............      116,371/(b)/        904,305       120,948/(b)/         743,691
Shares redeemed:
 Class A...............   (22,528,751)       (28,343,464)   (40,892,833)        (58,131,435)
 Class B...............    (2,950,166)        (5,531,874)    (4,983,829)         (6,503,106)
 Class C...............    (1,406,213)/(a)/     (243,211)    (5,684,635)/(a)/      (986,716)
 Class R...............   (17,318,230)/(b)/   (6,671,250)   (14,295,188)/(b)/    (5,179,984)
                         ------------       ------------   ------------        ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     7,562,713         10,794,042     19,885,121          30,222,313
                         ------------       ------------   ------------        ------------
         Total Increase
             (Decrease)     1,371,181         24,922,190     14,582,748          44,210,136
NET ASSETS
Beginning of period....   188,896,558        163,974,368    298,725,195         254,515,059
                         ------------       ------------   ------------        ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $190,267,739       $188,896,558   $313,307,943        $298,725,195
                         ============       ============   ============        ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     40,554       $      9,442   $     31,266        $     89,739
                         ============       ============   ============        ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PRINCIPAL                        PRINCIPAL
                                  HIGH YIELD                     LIMITED TERM
                                  FUND, INC.                    BOND FUND, INC.
-----------------------------------------------------------------------------------------
                           SIX MONTHS         YEAR         SIX MONTHS          YEAR
                             ENDED           ENDED           ENDED             ENDED
                           APRIL 30,      OCTOBER 31,      APRIL 30,        OCTOBER 31,
                              2002            2001            2002             2001
                        ----------------  ------------  ----------------  ---------------
-----------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $ 1,078,517       $ 2,772,514   $ 1,242,325        $  2,260,944
Net realized gain
 (loss) from
 investment
 transactions.........   (1,521,323)       (3,792,034)      178,052            (202,362)
Change in unrealized
 appreciation/depreciation
 of investments........      623,172          (390,890)   (1,856,781)          2,191,045
                         -----------       -----------   -----------        ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      180,366        (1,410,410)     (436,404)          4,249,627
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (999,164)       (2,111,974)   (1,215,472)         (1,700,176)
 Class B...............     (241,593)         (501,188)     (182,828)           (261,643)
 Class C...............       (2,598)/(a)/     (13,442)       (8,529)/(a)/       (27,527)
 Class R...............      (16,693)/(b)/    (157,114)      (46,880)/(b)/      (293,595)
Dividends in excess of
 net investment income:
 Class A...............           --           (83,287)           --                  --
 Class B...............           --           (19,764)           --                  --
 Class C...............           --              (530)           --                  --
 Class R...............           --            (6,196)           --                  --
                         -----------       -----------   -----------        ------------
    Total Dividends and
          Distributions   (1,260,048)       (2,893,495)   (1,453,709)         (2,282,941)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    3,878,599         4,922,218    30,405,415          23,297,630
 Class B...............      404,445         1,990,823     4,256,528           3,986,056
 Class C...............       3,157/(a)/        47,153      116,201/(a)/         751,727
 Class R...............      24,849/(b)/       413,659      152,408/(b)/       2,313,190
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      645,873         1,385,494     1,123,736           1,393,953
 Class B...............      192,893           424,574       170,904             244,189
 Class C...............         776/(a)/         5,353        6,946/(a)/          22,725
 Class R...............      16,668/(b)/       150,384       46,359/(b)/         287,751
Shares redeemed:
 Class A...............   (3,752,713)       (5,670,428)   (8,404,350)        (13,340,949)
 Class B...............   (1,007,890)       (1,355,952)   (1,020,893)           (797,885)
 Class C...............     (189,329)/(a)/     (83,466)   (1,137,681)/(a)/      (288,918)
 Class R...............   (1,226,135)/(b)/  (1,268,311)   (6,222,733)/(b)/    (1,598,249)
                         -----------       -----------   -----------        ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (1,008,807)          961,501    19,492,840          16,271,220
                         -----------       -----------   -----------        ------------
         Total Increase
             (Decrease)   (2,088,489)       (3,342,404)   17,602,727          18,237,906
NET ASSETS
Beginning of period....   27,501,180        30,843,584    52,170,021          33,932,115
                         -----------       -----------   -----------        ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $25,412,691       $27,501,180   $69,772,748        $ 52,170,021
                         ===========       ===========   ===========        ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (197,743)      $    (8,969)  $  (140,178)       $     18,834
                         ===========       ===========   ===========        ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
                                   (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                        TAX-EXEMPT
                                                      BOND FUND, INC.
-------------------------------------------------------------------------------
                                                 SIX MONTHS          YEAR
                                                   ENDED             ENDED
                                                 APRIL 30,        OCTOBER 31,
                                                    2002             2001
                                              ----------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)......  $  3,646,497       $  8,034,609
Net realized gain (loss) from investment
 transactions...............................       646,092           (660,418)
Change in unrealized
 appreciation/depreciation of investments...    (2,945,880)         8,204,936
                                              ------------       ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations     1,346,709         15,579,127
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Class A....................................    (3,347,918)        (7,678,663)
 Class B....................................      (213,842)          (461,890)
 Class C....................................        (4,720)/(a)/      (18,627)
From net realized gain on investments:
 Class A....................................            --            (68,734)
 Class B....................................            --             (4,483)
 Class C....................................            --               (233)
Excess distribution of net realized gain on
 investments:
 Class A....................................            --           (617,682)
 Class B....................................            --            (40,286)
 Class C....................................            --             (2,092)
                                              ------------       ------------
           Total Dividends and Distributions    (3,566,480)        (8,892,690)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A....................................     9,339,881         16,618,113
 Class B....................................     1,182,530          1,846,589
 Class C....................................      147,114/(a)/        410,348
Shares issued in reinvestment of dividends
 and distributions:
 Class A....................................     2,344,743          5,905,037
 Class B....................................       154,122            379,714
 Class C....................................        3,704/(a)/         17,010
Shares redeemed:
 Class A....................................    (9,185,972)       (25,590,969)
 Class B....................................      (892,978)        (1,269,753)
 Class C....................................    (1,010,061)/(a)/     (109,736)
                                              ------------       ------------
  Net Increase (Decrease) in Net Assets from
                  Capital Share Transactions     2,083,083         (1,793,647)
                                              ------------       ------------
                   Total Increase (Decrease)      (136,688)         4,892,790
NET ASSETS
Beginning of period.........................   180,008,822        175,116,032
                                              ------------       ------------
End of period (including undistributed net
 investment income as set forth below)......  $179,872,134       $180,008,822
                                              ============       ============
Undistributed (Overdistributed) Net
 Investment Income (Operating Loss).........  $    205,374       $     11,670
                                              ============       ============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).

See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Bond Fund, Inc., Principal Government Securities Income Fund, Inc., Principal High Yield Fund, Inc., Principal Limited Term Bond Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Income Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers both Class A shares and Class B shares to the public. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Income Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.

The Income Funds discontinued Class C shares and Class R shares, effective January 31, 2002 and December 28, 2001, respectively. All outstanding Class C shares and Class R shares were exchanged into Class A shares on the respective effective dates.

On March 11, 2002, the Board of Directors of the Principal High Yield Fund, Inc. ("High Yield Fund") approved an Agreement and Plan of Acquisition pursuant to which Principal Bond Fund, Inc. ("Bond Fund") would acquire all of the assets of the High Yield Fund in exchange for shares of the Bond Fund. The Bond Fund shares would be distributed pro rata to the High Yield Fund shareholders in exchange for all of the High Yield Fund's outstanding shares resulting in a complete liquidation and termination of the High Yield Fund. The directors have determined that a shareholder meeting will be held on June 26, 2002 for shareholders of record on May 1, 2002 at which the proposed Agreement and Plan of Acquisition will be submitted to shareholders for their approval. If the shareholders approve the proposal, the transaction will be completed on July 31, 2002 and the High Yield Fund will terminate as of that date. The transaction would be a tax-free reorganization.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Income Funds:



SECURITY VALUATION . The Income Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.



INCOME AND INVESTMENT TRANSACTIONS. . The Income Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Income Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Income Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The Income Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2002, are included separately in the statements of operations.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgage-backed securities, amortization of premiums and discounts, expiring capital loss carryforwards and certain defaulted securities. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective November 1, 2001, the Income Funds adopted the provisions of the Guide.

In accordance with the Guide, these funds accrete/amortize all discounts and premiums on securities purchased over the lives of the respective securities. The cumulative effect of this accounting change had no impact on total net assets of the Income Funds, but resulted in a reduction in cost of securities and a corresponding increase in unrealized appreciation/depreciation of approximately $54,000, $11,000 and $149,000 for the Principal Bond Fund, Inc., Principal High Yield Fund, Inc., and Principal Limited Term Bond Fund, Inc., respectively, based on securities held as of November 1, 2001. The effect of this change for the Principal Tax-Exempt Bond Fund, Inc. resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation/ depreciation of approximately $135,000.

The effect of this change for the Principal Bond Fund, Inc., Principal High Yield Fund, Inc., and Principal Limited Term Bond Fund, Inc. was to decrease net investment income by approximately $262,000, $17,000, and $202,000, increase net realized gain (loss) from investment transactions by approximately $201,000, $4,000, and $182,000, and increase the change in unrealized appreciation/depreciation by approximately $61,000, $13,000, and $20,000, respectively, for the period ended April 30, 2002. The effect of this change for the Principal Tax-Exempt Bond Fund, Inc. was to increase net investment income by approximately $9,000, decrease net realized gain(loss) from investment transactions by approximately $21,000 and increase the change in unrealized appreciation/depreciation by approximately $12,000. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.


3. OPERATING POLICIES



JOINT TRADING ACCOUNT . The Income Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Income Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Income Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2002, the Income Funds had no outstanding borrowings under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Income Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Income Funds are as follows:

                                                                               NET ASSET VALUE OF FUNDS (IN MILLIONS)
                                                                             ----------------------------------------
                                                                              FIRST    NEXT     NEXT     NEXT      OVER
                                                                              $100     $100     $100     $100      $400
                                                                              -----    ----     ----     ----      ----
Principal Bond Fund, Inc.                                                     .50%     .45%     .40%     .35%      .30%
Principal Government Securities Income Fund, Inc.                             .50      .45      .40      .35       .30
Principal High Yield Fund, Inc.                                               .60      .55      .50      .45       .40
Principal Limited Term Bond Fund, Inc.                                        .50      .45      .40      .35       .30
Principal Tax-Exempt Bond Fund, Inc.                                          .50      .45      .40      .35       .30


The Income Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.



DISTRIBUTION FEES . The Income Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                                                                CLASS A     CLASS B
                                                                                -------     -------
 Principal Bond Fund, Inc.                                                       .25%        1.00%
 Principal Government Securities Income Fund, Inc.                               .25%        1.00%
 Principal High Yield Fund, Inc.                                                 .25%        1.00%
 Principal Limited Term Bond Fund, Inc.                                          .15%         .50%
 Principal Tax-Exempt Bond Fund, Inc.                                            .25%        1.00%


Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Income Funds which generated the excess.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% (.25% and 1.25% for Principal Limited Term Bond Fund, Inc. share classes, respectively) of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates which begin at 4.75% of the offering price (1.50% for Principal Limited Term Bond Fund, Inc.). The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2002, were as follows:

                                                     CLASS A     CLASS B
                                                     -------     -------
 Principal Bond Fund, Inc.                          $320,461     $26,325
 Principal Government Securities Income Fund, Inc.   575,979      65,817
 Principal High Yield Fund, Inc.                      29,542       7,263
 Principal Limited Term Bond Fund, Inc.              110,366       2,740
 Principal Tax-Exempt Bond Fund, Inc.                143,563       4,329

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP . At April 30, 2002, Principal Life Insurance Company, affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Income Funds as follows:

                                                                                 CLASS A
                                                                                 -------
 Principal Bond Fund, Inc.                                                       149,306
 Principal Government Securities Income Fund, Inc.                                71,662
 Principal High Yield Fund, Inc.                                                 310,032
 Principal Limited Term Bond Fund, Inc.                                          904,865
 Principal Tax-Exempt Bond Fund, Inc.                                             10,823



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Income Funds to affiliated broker dealers during the period.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2002, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Income Funds were as follows:

                                                    PURCHASES       SALES
                                                   -----------  -------------
 Principal Bond Fund, Inc.                         $77,381,620   $52,317,645
 Principal High Yield Fund, Inc.                    14,158,958    15,218,627
 Principal Limited Term Bond Fund, Inc.             64,593,340    46,268,019
 Principal Tax-Exempt Bond Fund, Inc.               70,208,443    68,821,550



The Income Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2002, the Principal Bond Fund, Inc. and Principal Government Securities Income Fund, Inc., had TBA purchase commitments involving securities with face amounts of $4,400,000 and $12,000,000, cost of $4,364,938, and $12,390,000, and market values of
$4,371,127 and $12,390,000, respectively.

At April 30, 2002, net federal income tax unrealized appreciation (depreciation) of investments held by the Income Funds was composed of the following:


                                                                        TAX COST OF            GROSS UNREALIZED
                                                                        INVESTMENTS   -----------------------------------
                                                                       IN SECURITIES  APPRECIATION       (DEPRECIATION)
                                                                       -------------  ------------       --------------
 Principal Bond Fund, Inc.                                             $189,807,362   $       3,230,842  $    (1,026,169)
 Principal Government Securities Income Fund, Inc.                      316,070,176           7,880,819         (254,655)
 Principal High Yield Fund, Inc.                                         27,415,080             694,161       (3,255,755)
 Principal Limited Term Bond Fund, Inc.                                  69,548,282             682,469       (1,302,778)
 Principal Tax-Exempt Bond Fund, Inc.                                   182,539,631           3,372,110         (687,384)
                                                                                              NET UNREALIZED
                                                                       APPRECIATION (DEPRECIATION)
                                                                       OF INVESTMENTS
                                                                       -------------------------------------------------------------
 Principal Bond Fund, Inc.                                                          $            2,204,673
 Principal Government Securities Income Fund, Inc.                                               7,626,164
 Principal High Yield Fund, Inc.                                                                (2,561,594)
 Principal Limited Term Bond Fund, Inc.                                                           (620,309)
 Principal Tax-Exempt Bond Fund, Inc.                                                            2,684,726


The Income Funds' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                 PRINCIPAL         PRINCIPAL         PRINCIPAL
                                                   BOND      GOVERNMENT SECURITIES   HIGH YIELD
                                                FUND, INC.     INCOME FUND, INC.     FUND, INC.
                                                -----------  ---------------------  ------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A.....................................   3,937,879         5,888,061          706,584
  Class B.....................................     468,522           796,714           74,671
  Class C*....................................      18,013           139,333              517
  Class R**...................................      28,816            13,341            4,540
 Shares issued in reinvestment of dividends
 and distributions:
  Class A.....................................     297,572           522,332          119,303
  Class B.....................................      46,954            69,282           35,868
  Class C*....................................         722             3,651              145
  Class R**...................................      10,721            10,554            3,090
 Shares redeemed:
  Class A.....................................  (2,088,900)       (3,543,589)        (691,003)
  Class B.....................................    (273,945)         (435,045)        (187,025)
  Class C*....................................    (131,049)         (494,168)         (35,660)
  Class R**...................................  (1,608,357)       (1,256,671)        (229,205)
                                                ----------        ----------         --------
                       Net Increase (Decrease)     706,948         1,713,795         (198,175)
                                                ==========        ==========         ========

                                PRINCIPAL         PRINCIPAL         PRINCIPAL
                                  BOND      GOVERNMENT SECURITIES   HIGH YIELD
                               FUND, INC.     INCOME FUND, INC.     FUND, INC.
                               -----------  ---------------------  ------------
 YEAR ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A....................   2,824,759         5,767,098          810,627
  Class B....................     580,805         1,087,365          333,760
  Class C....................      63,867           337,482            7,863
  Class R....................     540,138           453,068           70,183
 Shares issued in
 reinvestment of dividends
 and distributions:
  Class A....................     599,011           951,127          230,917
  Class B....................     100,896           119,530           71,450
  Class C....................       2,752             6,466              905
  Class R....................      84,270            65,224           25,460
 Shares redeemed:
  Class A....................  (2,639,904)       (5,052,553)        (949,591)
  Class B....................    (515,440)         (568,692)        (227,708)
  Class C....................     (22,908)          (85,557)         (14,113)
  Class R....................    (619,632)         (452,912)        (217,154)
                               ----------        ----------         --------
      Net Increase (Decrease)     998,614         2,627,646          142,599
                               ==========                           ========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
                                             ---------------  -----------------
 PERIOD ENDED APRIL 30, 2002:
 Shares sold:
  Class A..................................    3,145,990           783,284
  Class B..................................      434,978            98,589
  Class C*.................................       11,808            12,436
  Class R**................................       15,574               N/A
 Shares issued in reinvestment of dividends
 and distributions:
  Class A..................................      116,198           197,024
  Class B..................................       17,427            12,911
  Class C*.................................          705               314
  Class R**................................        4,724               N/A
 Shares redeemed:
  Class A..................................     (868,698)         (771,021)
  Class B..................................     (104,131)          (74,923)
  Class C*.................................     (115,970)          (85,493)
  Class R**................................     (639,879)              N/A
                                               ---------          --------
                    Net Increase (Decrease)    2,018,726           173,121
                                               =========          ========

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
                                             ---------------  -----------------
 YEAR ENDED OCTOBER 31, 2001:
 Shares sold:
  Class A..................................     2,374,343         1,399,671
  Class B..................................       402,992           154,328
  Class C..................................        75,968            35,053
  Class R..................................       235,668               N/A
 Shares issued in reinvestment of dividends
 and distributions:
  Class A..................................       142,814           499,678
  Class B..................................        24,711            31,972
  Class C..................................         2,305             1,455
  Class R..................................        29,488               N/A
 Shares redeemed:
  Class A..................................    (1,365,083)       (2,159,817)
  Class B..................................       (80,661)         (107,099)
  Class C..................................       (29,507)           (9,418)
  Class R..................................      (162,902)              N/A
                                               ----------        ----------
                    Net Increase (Decrease)     1,650,136          (154,177)
                                               ==========        ==========



*Period from November 1, 2001 through January 31, 2002 (discontinuation of Class C shares).
**Period from November 1, 2001 through December 28, 2001 (discontinuation of Class R shares).

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Effective January 31, 2002 and December 28, 2001, respectively, Class C shares and Class R shares were discontinued and exchanged into Class A shares as follows:

                                  CLASS C                   CLASS R
                           ---------------------  ---------------------------
                            SHARES     DOLLARS     SHARES            DOLLARS
                           EXCHANGED  EXCHANGED   EXCHANGED         EXCHANGED
                           ---------  ----------  ---------       -------------
 Principal Bond Fund,       121,488   $1,303,594  1,504,310        $16,179,413
 Inc.
 Principal Government       370,206    4,258,598  1,182,074         13,436,636
 Securities Income Fund,
 Inc.
 Principal High Yield        32,818      174,080    211,038          1,127,184
 Fund, Inc.
 Principal Limited Term     101,907      997,469    598,725          5,817,318
 Bond Fund, Inc.
 Principal Tax-Exempt        81,649      964,684        N/A                N/A
 Bond Fund, Inc.

                            SCHEDULE OF INVESTMENTS
                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (51.40%)
AEROSPACE & DEFENSE (0.50%)
 Raytheon
                                                                     $                      $
  5.70%; 11/01/03                                                        925,000                 943,298
AEROSPACE & DEFENSE EQUIPMENT (0.13%)
 United Technologies
  6.10%; 05/15/12                                                        240,000                 241,476
AGRICULTURAL CHEMICALS (0.07%)
 IMC Global
  10.88%; 06/01/08                                                       125,000                 140,000
AIRLINES (0.34%)
 Northwest Airlines
  7.58%; 03/01/19                                                        325,438                 330,090
 Southwest Airlines
  5.10%; 05/01/06                                                        320,000                 322,571
                                                                                                 652,661
AUTO-CARS & LIGHT TRUCKS (1.35%)
 DaimlerChrysler Holding
  7.13%; 04/10/03                                                        875,000                 899,418
  7.30%; 01/15/12                                                        550,000                 570,395
 Ford Motor
  8.90%; 01/15/32                                                      1,000,000               1,093,552
                                                                                               2,563,365
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.51%)
 Delphi
  6.50%; 05/01/09                                                        225,000                 224,834
 TRW
  7.13%; 06/01/09                                                        120,000                 120,011
 Visteon
  8.25%; 08/01/10                                                        600,000                 628,835
                                                                                                 973,680
AUTOMOBILE SEQUENTIAL (1.76%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                        950,000                 952,898
  6.46%; 01/15/04                                                      1,500,000               1,508,422
 Ford Credit Auto Owner Trust
  6.66%; 01/15/05                                                        850,000                 893,262
                                                                                               3,354,582
BEVERAGES-NON-ALCOHOLIC (0.12%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                        235,000                 234,487
BROADCASTING SERVICES & PROGRAMMING (0.44%)
 Clear Channel Communications
  6.00%; 11/01/06                                                        750,000                 729,355
 Grupo Televisa /1/
  8.50%; 03/11/32                                                        100,000                 100,500
                                                                                                 829,855
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.32%)
 CRH America
  6.95%; 03/15/12                                                         94,000                  96,749
 Masco
  6.00%; 05/03/04                                                        500,000                 514,485
                                                                                                 611,234
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (0.11%)
 York International
                                                                     $                      $
  6.63%; 08/15/06                                                        200,000                 205,974
BUILDING-RESIDENTIAL & COMMERCIAL (0.12%)
 DR Horton /1/
  8.50%; 04/15/12                                                        235,000                 234,706
CABLE TV (0.83%)
 Comcast Cable Communications
  6.88%; 06/15/09                                                      1,100,000               1,073,105
 COX Communications
  6.75%; 03/15/11                                                        530,000                 506,778
                                                                                               1,579,883
CASINO HOTELS (0.25%)
 Mirage Resorts
  6.75%; 02/01/08                                                        240,000                 234,730
 Park Place Entertainment
  8.50%; 11/15/06                                                        225,000                 236,416
                                                                                                 471,146
CELLULAR TELECOMMUNICATIONS (1.11%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                        450,000                 439,676
 Cingular Wireless /1/
  7.13%; 12/15/31                                                        250,000                 230,454
 Telus
  7.50%; 06/01/07                                                        475,000                 483,164
 Verizon Wireless /1/
  5.38%; 12/15/06                                                      1,000,000                 956,472
                                                                                               2,109,766
CHEMICALS-DIVERSIFIED (0.12%)
 Equistar Chemicals
  8.50%; 02/15/04                                                        225,000                 224,343
COAL (0.13%)
 Luscar Coal
  9.75%; 10/15/11                                                        225,000                 239,063
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                                        120,000                 119,469
COMMERCIAL BANKS (0.51%)
 Fleet National Bank
  5.75%; 01/15/09                                                      1,000,000                 971,357
COMPUTER SERVICES (0.08%)
 Unisys
  8.13%; 06/01/06                                                        150,000                 153,000
CREDIT CARD ASSET BACKED SECURITIES (3.64%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                                      1,265,000               1,311,676
 American Express Master Trust
  7.85%; 08/15/05                                                        600,000                 650,596
 Discover Card Master Trust I
  5.60%; 05/16/06                                                      3,250,000               3,362,306
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Master Credit Card Trust
                                                                     $                      $
  6.90%; 01/15/08                                                      1,500,000               1,610,936
                                                                                               6,935,514
DIVERSIFIED FINANCIAL SERVICES (1.37%)
 CIT Group
  7.38%; 04/02/07                                                        150,000                 146,691
 Citigroup
  5.75%; 05/10/06                                                      1,750,000               1,797,651
 General Electric Capital
  6.75%; 03/15/32                                                        235,000                 232,044
 John Deere Capital
  7.00%; 03/15/12                                                        415,000                 425,010
                                                                                               2,601,396
DIVERSIFIED OPERATIONS (0.13%)
 Rio Tinto Finance
  5.75%; 07/03/06                                                        235,000                 239,248
ELECTRIC-GENERATION (0.12%)
 Allegheny Energy Supply /1/
  8.25%; 04/15/12                                                         60,000                  61,861
 Reliant Energy Finance /1/
  7.40%; 11/15/02                                                        165,000                 167,805
                                                                                                 229,666
ELECTRIC-INTEGRATED (2.79%)
 Arizona Public Service
  6.50%; 03/01/12                                                        230,000                 229,191
 Consumers Energy
  6.00%; 03/15/05                                                        160,000                 162,916
 Dominion Resources
  7.82%; 09/15/14                                                      1,000,000               1,062,623
 DTE Energy
  6.00%; 06/01/04                                                        525,000                 539,510
 Exelon
  6.75%; 05/01/11                                                        500,000                 505,260
 GPU
  7.70%; 12/01/05                                                        465,000                 493,828
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                                        225,000                 211,408
 Mirant Americas Generation /1/
  8.50%; 10/01/21                                                        235,000                 203,275
 Northeast Utilities
  7.25%; 04/01/12                                                        160,000                 162,890
 PG&E National Energy Group
  10.38%; 05/16/11                                                       240,000                 250,800
 Progress Energy
  6.05%; 04/15/07                                                        465,000                 469,346
 Toledo Edison
  8.70%; 09/01/02                                                      1,000,000               1,014,253
                                                                                               5,305,300
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.08%)
 Flextronics International
  9.88%; 07/01/10                                                        150,000                 162,000
FINANCE-AUTO LOANS (1.36%)
 Ford Motor Credit
  6.88%; 02/01/06                                                        500,000                 506,508
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Ford Motor Credit (continued)                                       $                      $
  7.25%; 10/25/11                                                        450,000                 448,316
 General Motors Acceptance
  6.88%; 09/15/11                                                        460,000                 460,000
  7.00%; 02/01/12                                                        250,000                 252,015
  8.00%; 11/01/31                                                        875,000                 917,320
                                                                                               2,584,159
FINANCE-CONSUMER LOANS (0.26%)
 Household Finance
  5.75%; 01/30/07                                                        500,000                 492,856
FINANCE-INVESTMENT BANKER & BROKER (1.61%)
 Banque Paribas
  6.88%; 03/01/09                                                        450,000                 472,437
 Credit Suisse First Boston
  5.75%; 04/15/07                                                        465,000                 467,022
 Goldman Sachs Group
  6.88%; 01/15/11                                                      1,175,000               1,194,821
 Lehman Brothers Holdings
  6.63%; 01/18/12                                                        450,000                 448,312
 Morgan Stanley Dean Witter
  0.66%; 04/01/34 /2/                                                  6,980,626                 186,547
  0.98%; 04/01/34 /2/                                                  4,670,060                 198,647
  7.25%; 04/01/32                                                        105,000                 104,932
                                                                                               3,072,718
FINANCE-LEASING COMPANY (0.06%)
 Case Credit
  6.13%; 02/15/03                                                        115,000                 112,166
FINANCE-MORTGAGE LOAN/BANKER (6.23%)
 Countrywide Home Loans
  5.25%; 06/15/04                                                      1,000,000               1,017,734
 Federal Home Loan Mortgage
  5.13%; 10/15/08                                                      2,000,000               1,983,956
  5.75%; 01/15/12                                                        235,000                 234,725
  6.25%; 07/15/32                                                        229,000                 227,416
  6.75%; 03/15/31                                                        541,000                 574,108
 Federal National Mortgage Association
  5.00%; 01/20/07                                                        700,000                 703,184
  5.00%; 03/12/07                                                      1,400,000               1,400,311
  5.65%; 01/22/09                                                      1,370,000               1,369,508
  6.00%; 05/15/08                                                      1,000,000               1,041,301
  6.00%; 05/15/11                                                         50,000                  51,027
  6.25%; 07/19/11                                                      1,250,000               1,270,756
  6.25%; 05/15/29                                                      2,000,000               1,987,084
                                                                                              11,861,110
FINANCE-OTHER SERVICES (1.09%)
 Newcourt Credit Group
  6.88%; 02/16/05                                                        315,000                 319,672
 Pemex Master Trust /1/
  7.88%; 02/01/09                                                        700,000                 720,125
 Verizon Global Funding
  6.75%; 12/01/05                                                      1,000,000               1,033,199
                                                                                               2,072,996
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.50%)
 Corn Products International
                                                                     $                      $
  8.45%; 08/15/09                                                        115,000                 107,647
 General Mills
  6.00%; 02/15/12                                                        420,000                 407,614
 Kraft Foods
  6.50%; 11/01/31                                                        450,000                 436,323
                                                                                                 951,584
FOOD-RETAIL (1.05%)
 Safeway
  3.63%; 11/05/03                                                      1,800,000               1,796,499
  7.00%; 09/15/02                                                        200,000                 203,143
                                                                                               1,999,642
GAS-DISTRIBUTION (0.27%)
 PG Energy
  8.38%; 12/01/02                                                        500,000                 515,355
HOTELS & MOTELS (0.54%)
 Marriott International
  6.63%; 11/15/03                                                      1,000,000               1,034,617
MEDICAL-HOSPITALS (0.60%)
 HCA
  7.13%; 06/01/06                                                        875,000                 906,489
 Tenet Healthcare
  6.50%; 06/01/12                                                        235,000                 233,235
                                                                                               1,139,724
MONEY CENTER BANKS (0.25%)
 JP Morgan Chase
  5.35%; 03/01/07                                                        475,000                 471,588
MORTGAGE BACKED SECURITIES (4.94%)
 CS First Boston Mortgage Securities
  1.25%; 12/16/35 /1/ /2/                                              2,797,962                 170,110
  6.39%; 08/15/36                                                        750,000                 768,859
 First Union National Bank Commercial Mortgage /1/ /2/
  0.78%; 12/12/33                                                      5,982,455                 230,447
 GMAC Commercial Mortgage Securities
  7.72%; 03/15/33                                                      2,000,000               2,209,038
 JP Morgan Chase Commercial Mortgage Securities /1/ /2/
  0.36%; 05/12/34                                                      5,452,093                 189,120
  0.83%; 11/15/35                                                      9,207,641                 334,624
  1.08%; 03/15/33                                                      4,137,233                 238,039
 JP Morgan Commercial Mortgage Finance
  7.77%; 10/15/32                                                      1,750,000               1,935,031
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.89%; 03/15/34                                                      3,257,726                 114,909
 Merrill Lynch Mortgage Investors
  7.34%; 12/26/25                                                      3,000,000               3,218,908
                                                                                               9,409,085
MULTI-LINE INSURANCE (0.49%)
 Metlife
  5.25%; 12/01/06                                                        925,000                 923,691
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (1.35%)
 AOL Time Warner
                                                                     $                      $
  7.63%; 04/15/31                                                      1,000,000                 933,406
 Gannett
  4.95%; 04/01/05                                                        475,000                 480,511
 Viacom
  6.40%; 01/30/06                                                        500,000                 514,431
  7.88%; 07/30/30                                                        250,000                 267,003
 Walt Disney
  6.38%; 03/01/12                                                        375,000                 370,872
                                                                                               2,566,223
NON-HAZARDOUS WASTE DISPOSAL (0.15%)
 Allied Waste
  8.50%; 12/01/08                                                        275,000                 279,125
OIL COMPANY-EXPLORATION & PRODUCTION (1.84%)
 Alberta Energy
  7.38%; 11/01/31                                                        230,000                 239,316
 Anadarko Finance
  6.75%; 05/01/11                                                        465,000                 476,858
 Canadian Natural Resources
  7.20%; 01/15/32                                                        350,000                 349,648
 Cross Timbers Oil
  9.25%; 04/01/07                                                        150,000                 157,500
 Devon Energy
  7.95%; 04/15/32                                                        125,000                 132,430
 Kerr-McGee
  5.88%; 09/15/06                                                      1,200,000               1,205,946
 Nexen
  7.88%; 03/15/32                                                        115,000                 115,352
 Petroleos Mexicanos /1/
  6.50%; 02/01/05                                                        600,000                 615,000
 XTO Energy
  7.50%; 04/15/12                                                        205,000                 206,538
                                                                                               3,498,588
OIL COMPANY-INTEGRATED (0.78%)
 Amerada Hess
  7.13%; 03/15/33                                                        235,000                 231,145
 Conoco Funding
  7.25%; 10/15/31                                                        400,000                 421,065
 Marathon Oil
  6.80%; 03/15/32                                                        375,000                 358,444
 PanCanadian Energy
  7.20%; 11/01/31                                                        235,000                 235,084
 Petrobras International Finance /1/
  9.13%; 02/01/07                                                        225,000                 229,500
                                                                                               1,475,238
OIL REFINING & MARKETING (0.48%)
 Ashland
  7.71%; 05/11/07                                                        500,000                 540,722
 Valero Energy
  6.88%; 04/15/12                                                        375,000                 380,920
                                                                                                 921,642
OIL-FIELD SERVICES (0.04%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                                         75,000                  75,750
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (1.64%)
 Abitibi-Consolidated
                                                                     $                      $
  6.95%; 12/15/06                                                        450,000                 441,996
 Domtar
  7.88%; 10/15/11                                                        500,000                 532,251
 International Paper
  8.00%; 07/08/03                                                        925,000                 969,986
 MeadWestvaco
  6.85%; 04/01/12                                                        130,000                 131,823
 Norske Skogindustrier /1/
  7.63%; 10/15/11                                                        500,000                 519,458
 Weyerhaeuser /1/
  6.13%; 03/15/07                                                        275,000                 278,124
  7.38%; 03/15/32                                                        250,000                 251,522
                                                                                               3,125,160
PIPELINES (1.53%)
 Duke Energy Field Services
  7.88%; 08/16/10                                                      1,085,000               1,150,536
 Dynegy Holdings
  6.88%; 04/01/11                                                        235,000                 202,100
 El Paso
  7.00%; 05/15/11                                                        465,000                 462,134
 Mapco
  8.48%; 08/05/13                                                      1,000,000               1,094,761
                                                                                               2,909,531
POULTRY (0.25%)
 Tyson Foods /1/
  6.63%; 10/01/04                                                        460,000                 473,908
PROPERTY & CASUALTY INSURANCE (0.24%)
 ACE
  6.00%; 04/01/07                                                        340,000                 344,766
 St Paul
  5.75%; 03/15/07                                                        115,000                 116,270
                                                                                                 461,036
REAL ESTATE OPERATOR & DEVELOPER (0.40%)
 EOP Operating
  7.00%; 07/15/11                                                        575,000                 577,839
 First Industrial
  6.88%; 04/15/12                                                        190,000                 191,298
                                                                                                 769,137
REGIONAL AUTHORITY (0.40%)
 Province of Nova Scotia
  5.75%; 02/27/12                                                        465,000                 458,352
 Province of Quebec
  7.50%; 09/15/29                                                        275,000                 306,993
                                                                                                 765,345
REGIONAL BANKS (1.10%)
 Korea Development Bank
  7.13%; 04/22/04                                                        925,000                 975,435
 PNC Funding
  5.75%; 08/01/06                                                        650,000                 658,856
 Wells Fargo
  5.13%; 02/15/07                                                        470,000                 468,278
                                                                                               2,102,569
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-AUTOMOBILE (0.13%)
 Autonation
                                                                     $                      $
  9.00%; 08/01/08                                                        225,000                 239,063
RETAIL-DRUG STORE (0.13%)
 CVS /1/
  7.77%; 01/10/12                                                        247,935                 256,350
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 Sears Roebuck Acceptance
  6.95%; 05/15/02                                                        105,000                 105,153
RETAIL-REGIONAL DEPARTMENT STORE (0.33%)
 Dillards
  6.13%; 11/01/03                                                        365,000                 362,224
 Federated Department Stores
  7.00%; 02/15/28                                                        275,000                 266,900
                                                                                                 629,124
RUBBER-TIRES (0.04%)
 Goodyear Tire & Rubber
  6.63%; 12/01/06                                                         75,000                  71,965
SOVEREIGN (0.39%)
 Finland Government
  4.75%; 03/06/07                                                        235,000                 234,393
 Italy Government
  5.63%; 06/15/12                                                        235,000                 232,346
 Mexico Government
  8.38%; 01/14/11                                                        250,000                 266,875
                                                                                                 733,614
SUPRANATIONAL BANK (0.35%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                        190,000                 202,364
  6.88%; 03/15/12                                                        230,000                 232,847
 European Investment Bank
  4.63%; 03/01/07                                                        225,000                 222,472
                                                                                                 657,683
TELECOMMUNICATION SERVICES (0.83%)
 Avaya
  11.13%; 04/01/09                                                       115,000                 109,250
 Citizens Communications
  6.38%; 08/15/04                                                      1,005,000               1,018,623
 Telstra
  6.38%; 04/01/12                                                        440,000                 446,485
                                                                                               1,574,358
TELEPHONE-INTEGRATED (1.68%)
 AT&T
  6.00%; 03/15/09                                                        465,000                 409,963
  6.50%; 11/15/06                                                        115,000                 110,182
 BellSouth
  6.88%; 10/15/31                                                        250,000                 240,195
 British Telecommunications
  7.88%; 12/15/05                                                        515,000                 552,154
 France Telecom
  7.70%; 03/01/06                                                        435,000                 443,419
 Qwest /1/
  8.88%; 03/15/12                                                        370,000                 360,077
                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Qwest Capital Funding
                                                                     $                      $
  7.00%; 08/03/09                                                         80,000                  57,214
 Sprint Capital /1/
  8.75%; 03/15/32                                                        230,000                 219,372
 Telefonica Europe
  7.75%; 09/15/10                                                        450,000                 480,042
 Verizon New York
  7.38%; 04/01/32                                                        230,000                 220,069
 WorldCom
  8.25%; 05/15/31                                                        230,000                 101,200
                                                                                               3,193,887
TEXTILE-HOME FURNISHINGS (0.08%)
 Mohawk Industries /1/
  6.50%; 04/15/07                                                        145,000                 147,910
TRANSPORT-AIR FREIGHT (0.28%)
 FedEx
  8.40%; 03/23/10                                                        500,000                 537,905
TRANSPORT-RAIL (0.67%)
 Canadian National Railway
  7.38%; 10/15/31                                                        530,000                 560,327
 Canadian Pacific Railway
  7.13%; 10/15/31                                                        225,000                 226,595
 CSX
  7.05%; 05/01/02                                                         30,000                  30,000
 Union Pacific
  5.75%; 10/15/07                                                        450,000                 449,757
                                                                                               1,266,679
                                                                    TOTAL BONDS               97,804,703

                                                          Principal

     Type           Rate               Maturity           Amount                                Value

----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (17.38%)
                                                                     $                      $
FHLMC           5.50%         05/01/17                                 4,400,000               4,371,127
FHLMC           6.00%         03/01/31 - 12/01/31                      5,363,792               5,306,045
FHLMC           6.50%         03/01/17 - 07/01/31                      9,472,119               9,662,720
FHLMC           7.00%         12/01/29 - 05/01/31                      7,161,147               7,392,413
FHLMC           7.50%         11/01/29 - 03/01/31                      4,058,189               4,241,015
FHLMC           8.00%         09/01/30                                 1,977,013               2,087,914
                                                       TOTAL FHLMC CERTIFICATES               33,061,234

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (14.18%)
FNMA            5.50%         06/01/31                                 1,681,841               1,609,934
FNMA            6.00%         05/01/09 - 03/01/11                      4,374,622               4,555,204
FNMA            6.50%         01/01/11 - 03/01/32                     15,076,572              15,411,599
FNMA            7.00%         08/01/29 - 02/01/32                      5,224,717               5,395,874
                                                        TOTAL FNMA CERTIFICATES               26,972,611
                                                          Principal

     Type           Rate               Maturity           Amount                                Value

----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (7.26%)
                                                                     $                      $
GNMA I          6.50%         12/15/31                                   747,378                 758,213
GNMA I          7.00%         10/15/29                                 1,309,503               1,355,394
GNMA I          7.50%         10/15/31                                 3,756,612               3,940,784
GNMA II         6.00%         07/20/28 - 07/20/29                      6,652,632               6,581,576
GNMA II         6.50%         03/20/28 - 05/20/29                      1,164,927               1,180,404
                                                        TOTAL GNMA CERTIFICATES               13,816,371

                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
TREASURY BONDS (7.97%)
 U.S. Treasury
                                                                     $                      $
  3.50%; 11/15/06                                                      1,170,000               1,126,674
  4.63%; 05/15/06                                                        775,000                 785,323
  4.88%; 02/15/12                                                         85,000                  83,579
  5.00%; 02/15/11                                                        565,000                 561,910
  5.00%; 08/15/11                                                        650,000                 645,074
  5.38%; 02/15/31                                                        260,000                 251,753
  6.13%; 08/15/29                                                         25,000                  26,338
  6.25%; 02/15/07                                                      1,375,000               1,479,145
  6.25%; 08/15/23                                                      2,125,000               2,256,153
  6.25%; 05/15/30                                                      1,735,000               1,863,634
  6.75%; 08/15/26                                                      1,000,000               1,129,766
  7.50%; 11/15/16                                                      3,370,000               3,998,320
  8.00%; 11/15/21                                                        760,000                 962,261
                                                           TOTAL TREASURY BONDS               15,169,930

                                                          Principal

                                                          Amount                                Value

----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.73%)
DIVERSIFIED FINANCIAL SERVICES (2.73%)
 Investment in Joint Trading Account; Citigroup
  1.85%; 05/01/02                                                    $ 5,187,186            $  5,187,186
                                                         TOTAL COMMERCIAL PAPER                5,187,186
                                                                                            ------------

                                          TOTAL PORTFOLIO INVESTMENTS (100.92%)              192,012,035
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-0.92%)                               (1,744,296)
                                                     TOTAL NET ASSETS (100.00%)             $190,267,739
                                                                                            ---------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                        Principal

    Type         Rate            Maturity                Amount                   Value

--------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (99.36%)
                                                       $                      $
GNMA I        5.50%       12/15/13 - 03/15/14            3,259,759               3,298,158

GNMA I        6.00%       10/15/23 - 12/15/31           19,516,537              19,454,947

GNMA I        6.50%       07/15/08 - 04/15/32           70,348,019              71,756,872

GNMA I        7.00%       10/15/22 - 05/01/32           98,333,343             101,842,608

GNMA I        7.25%       09/15/25 - 10/15/25            1,295,234               1,357,912

GNMA I        7.50%       04/15/17 - 05/15/31           48,371,702              50,944,619

GNMA I        8.00%       08/15/16 - 04/15/31           19,093,745              20,319,611

GNMA II       5.50%       07/20/14                         691,132                 695,334

GNMA II       6.00%       01/20/24 - 03/20/32           13,880,129              13,774,681

GNMA II       6.50%       03/20/24 - 03/20/32           27,025,127              27,346,931

GNMA Il       6.50%       04/15/26                         498,432                 508,739

                                          TOTAL GNMA CERTIFICATES              311,300,412


                                                        Principal

                                                         Amount                   Value

--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (3.96%)

FINANCE-MORTGAGE LOAN/BANKER (3.96%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank Systems
                                                       $                      $
  1.79%; 05/01/02                                       12,395,928              12,395,928


                                           TOTAL COMMERCIAL PAPER               12,395,928
                                                                              ------------



                            TOTAL PORTFOLIO INVESTMENTS (103.32%)              323,696,340
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
 ASSETS (-3.32%)                                                               (10,388,397)
                                       TOTAL NET ASSETS (100.00%)             $313,307,943

                                                                              ---------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL HIGH YIELD FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (94.16%)
AGRICULTURAL CHEMICALS (1.54%)
 IMC Global
                                                           $                     $
  10.88%; 06/01/08                                            350,000                392,000
AUTO-MEDIUM & HEAVY DUTY TRUCKS (2.76%)
 Navistar Financial
  9.00%; 06/01/02                                             700,000                701,583
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.63%)
 ArvinMeritor
  8.75%; 03/01/12                                             150,000                160,190
BEVERAGES-NON-ALCOHOLIC (1.43%)
 Companhia Brasileira de Bebidas /1/
  10.50%; 12/15/11                                            350,000                363,125
BUILDING-RESIDENTIAL & COMMERCIAL (1.45%)
 D.R. Horton
  9.75%; 09/15/10                                             350,000                367,500
CABLE TV (7.48%)
 Charter Communications Holdings /2/
  0.00%; 05/15/11                                             700,000                399,000
  10.75%; 10/01/09                                            700,000                689,500
 CSC Holdings
  7.25%; 07/15/08                                             150,000                141,475
 Frontiervision Holdings
  11.88%; 09/15/07                                            700,000                670,250
                                                                                   1,900,225
CASINO HOTELS (2.02%)
 Mirage Resorts
  6.75%; 02/01/08                                             150,000                146,706
 Park Place Entertainment
  8.50%; 11/15/06                                             350,000                367,759
                                                                                     514,465
CASINO SERVICES (3.07%)
 Anchor Gaming
  9.88%; 10/15/08                                             700,000                779,625
CELLULAR TELECOMMUNICATIONS (3.55%)
 American Cellular
  9.50%; 10/15/09                                             350,000                220,500
 Nextel Partners
  11.00%; 03/15/10                                            350,000                224,000
 Triton PCS
  8.75%; 11/15/11                                             350,000                327,250
 UbiquiTel Operating /2/
  0.00%; 04/15/10                                             350,000                129,500
                                                                                     901,250
CHEMICALS-DIVERSIFIED (1.36%)
 Equistar Chemicals
  10.13%; 09/01/08                                            350,000                344,750
CHEMICALS-SPECIALTY (0.79%)
 Huntsman International /1/
  9.88%; 03/01/09                                             200,000                201,000
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COAL (1.46%)
 Luscar Coal
                                                           $                     $
  9.75%; 10/15/11                                             350,000                371,875
COMPUTER SERVICES (1.40%)
 Unisys
  8.13%; 06/01/06                                             350,000                357,000
CONTAINERS-METAL & GLASS (0.41%)
 Owens-Brockway /1/
  8.88%; 02/15/09                                             100,000                103,250
COSMETICS & TOILETRIES (0.69%)
 Revlon Consumer Products /1/
  12.00%; 12/01/05                                            175,000                175,000
DIVERSIFIED FINANCIAL SERVICES (0.49%)
 Finova Group
  7.50%; 11/15/09                                             350,000                124,250
ELECTRIC-GENERATION (1.42%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                            350,000                360,500
ELECTRIC-INTEGRATED (3.28%)
 Edison Mission Energy
  10.00%; 08/15/08                                            100,000                102,500
 PG&E National Energy Group
  10.38%; 05/16/11                                            700,000                731,500
                                                                                     834,000
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.49%)
 Flextronics International
  9.88%; 07/01/10                                             350,000                378,000
FINANCE-OTHER SERVICES (3.95%)
 Newcourt Credit Group
  6.88%; 02/16/05                                             200,000                202,967
 Orion Power Holdings
  12.00%; 05/01/10                                            700,000                801,500
                                                                                   1,004,467
FOOD-MISCELLANEOUS/DIVERSIFIED (2.70%)
 Corn Products International
  8.45%; 08/15/09                                             100,000                 93,606
 Dean Foods
  8.15%; 08/01/07                                             200,000                207,226
 Michael Foods
  11.75%; 04/01/11                                            350,000                385,000
                                                                                     685,832
FOOD-RETAIL (0.79%)
 Ingles Markets
  8.88%; 12/01/11                                             200,000                201,000
FOOD-WHOLESALE/DISTRIBUTION (0.41%)
 Fleming
  10.13%; 04/01/08                                            100,000                105,000
FORESTRY (0.39%)
 Tembec Industries /1/
  7.75%; 03/15/12                                             100,000                 99,750
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (2.48%)
 Service Corp. International
                                                           $                     $
  6.00%; 12/15/05                                             700,000                629,125
HOTELS & MOTELS (2.76%)
 John Q Hammons Hotels
  8.88%; 02/15/04                                             700,000                701,750
INDEPENDENT POWER PRODUCER (1.01%)
 Calpine
  8.50%; 05/01/08                                             300,000                256,500
LIFE & HEALTH INSURANCE (1.30%)
 Conseco
  8.50%; 10/15/02                                             350,000                330,750
MACHINERY-CONSTRUCTION & MINING (2.16%)
 Joy Global /1/
  8.75%; 03/15/12                                             175,000                181,562
 Terex
  9.25%; 07/15/11                                             350,000                368,375
                                                                                     549,937
MEDICAL PRODUCTS (0.84%)
 Hanger Orthopedic Group /1/
  10.38%; 02/15/09                                            200,000                213,000
MEDICAL-DRUGS (0.39%)
 Biovail
  7.88%; 04/01/10                                             100,000                 99,000
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.81%)
 Select Medical
  9.50%; 06/15/09                                             200,000                205,000
MINING SERVICES (0.83%)
 Compass Minerals Group /1/
  10.00%; 08/15/11                                            200,000                212,000
MULTIMEDIA (0.41%)
 Corus Entertainment /1/
  8.75%; 03/01/12                                             100,000                103,750
NON-HAZARDOUS WASTE DISPOSAL (2.80%)
 Allied Waste
  8.50%; 12/01/08                                             700,000                710,500
OIL COMPANY-EXPLORATION & PRODUCTION (3.60%)
 Chesapeake Energy
  8.38%; 11/01/08                                             700,000                705,250
 Cross Timbers Oil
  9.25%; 04/01/07                                             200,000                210,000
                                                                                     915,250
OIL-FIELD SERVICES (2.20%)
 Hanover Equipment Trust /1/
  8.50%; 09/01/08                                             350,000                353,500
 Key Energy Services
  8.38%; 03/01/08                                             200,000                206,000
                                                                                     559,500
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (3.64%)
 Doman Industries
                                                           $                     $
  12.00%; 07/01/04                                          1,000,000                925,000
PHYSICAL THERAPY & REHABILITATION CENTERS (2.78%)
 Healthsouth
  7.38%; 10/01/06                                             700,000                707,000
PHYSICIAN PRACTICE MANAGEMENT (0.39%)
 US Oncology /1/
  9.63%; 02/01/12                                             100,000                 98,125
RENTAL-AUTO & EQUIPMENT (0.71%)
 United Rentals
  9.50%; 06/01/08                                             175,000                179,813
RESORTS & THEME PARKS (1.40%)
 Six Flags /1/
  8.88%; 02/01/10                                             350,000                355,250
RETAIL-AUTO PARTS (0.83%)
 Advance Stores
  10.25%; 04/15/08                                            200,000                212,000
RETAIL-AUTOMOBILE (0.84%)
 Autonation
  9.00%; 08/01/08                                             200,000                212,500
RETAIL-REGIONAL DEPARTMENT STORE (2.73%)
 Dillards
  6.13%; 11/01/03                                             700,000                694,676
RUBBER & VINYL (0.75%)
 Applied Extrusion Technologies
  10.75%; 07/01/11                                            200,000                192,000
RUBBER-TIRES (0.23%)
 Goodyear Tire & Rubber
  6.63%; 12/01/06                                              60,000                 57,572
SATELLITE TELECOM (2.69%)
 EchoStar Broadband
  10.38%; 10/01/07                                            350,000                375,375
 Echostar DBS /1/
  9.13%; 01/15/09                                             300,000                309,000
                                                                                     684,375
SPECIAL PURPOSE ENTITY (4.03%)
 Osprey Trust /1/ /2/
  8.31%; 01/15/03                                             175,000                 36,750
 PDVSA Finance
  8.50%; 11/16/12                                             100,000                 89,000
 York Power Funding /1/ /2/
  12.00%; 10/30/07                                            900,000                898,875
                                                                                   1,024,625
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.29%)
 Williams Communications Group /2/
  11.70%; 08/01/08                                            525,000                 73,500
TELECOMMUNICATION SERVICES (1.09%)
 Asia Global Crossing /2/
  13.38%; 10/15/10                                            350,000                 78,750
                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
 Avaya
                                                           $                     $
  11.13%; 04/01/09                                            175,000                166,250
 Dolphin Telecom /2/
  0.00%; 05/15/09                                           1,500,000                    150
 KPNQwest
  8.13%; 06/01/09                                             350,000                 31,500
                                                                                     276,650
TELEPHONE-INTEGRATED (1.52%)
 AT&T
  7.65%; 09/15/06                                             200,000                 33,000
 Intermedia Communications
  8.60%; 06/01/08                                             350,000                252,000
 XO Communications /2/
  12.50%; 04/15/06                                            750,000                102,187
                                                                                     387,187
TELEVISION (1.41%)
 Sinclair Broadcast Group /1/
  8.00%; 03/15/12                                             250,000                253,750
  8.75%; 12/15/11                                             100,000                105,000
                                                                                     358,750
THEATERS (0.82%)
 Regal Cinemas /1/
  9.38%; 02/01/12                                             200,000                207,500
WIRELESS EQUIPMENT (1.46%)
 SBA Communications
  10.25%; 02/01/09                                            350,000                252,000
 Spectrasite Holdings /2/
  0.00%; 03/15/10                                             400,000                118,000
                                                                                     370,000
                                                         TOTAL BONDS              23,928,222

                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (0.01%)
COMPUTER SERVICES (0.00%)
                                                                                 $
 Decisionone /2/                                                3,500                      -
 Decisionone /2/                                                2,054                      -
 Decisionone /2/                                                3,540                      -
 Decisionone /2/                                                2,100                      -
                                                                                           -
WIRELESS EQUIPMENT (0.01%)
 FWT                                                           14,933                  3,733
                                                 TOTAL COMMON STOCKS                   3,733

                                                Shares

                                                Held                                Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.34%)
TELECOMMUNICATION SERVICES (0.00%)
                                                                                 $
 Global Crossing Holding /2/                                    7,893                      -
WIRELESS EQUIPMENT (0.34%)
 FWT /2/                                                      170,986                 85,493
                                              TOTAL PREFERRED STOCKS                  85,493

                                                Principal
                                                Amount                              Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.29%)
DIVERSIFIED FINANCIAL SERVICES (3.29%)
 Investment in Joint Trading Account;
  Citigroup
                                                           $                     $
  1.85%; 05/01/02                                             836,038                836,038
                                              TOTAL COMMERCIAL PAPER                 836,038
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (97.80%)              24,853,486
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (2.20%)                       559,205
                                          TOTAL NET ASSETS (100.00%)             $25,412,691
                                                                                 -------------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (88.13%)
AEROSPACE & DEFENSE (0.41%)
 Raytheon
                                                             $                     $
  7.90%; 03/01/03                                               275,000               283,128
AEROSPACE & DEFENSE EQUIPMENT (0.40%)
 Lockheed
  6.75%; 03/15/03                                               275,000               282,262
AUTO-CARS & LIGHT TRUCKS (0.41%)
 DaimlerChrysler
  6.90%; 09/01/04                                               275,000               285,797
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (1.45%)
 Timken
  7.30%; 08/13/02                                             1,000,000             1,013,820
AUTOMOBILE SEQUENTIAL (5.52%)
 Capital Auto Receivables Asset Trust
  3.82%; 07/15/05                                               450,000               451,336
 Daimler Chrysler Auto Trust
  6.85%; 11/06/05                                               550,000               580,343
  7.63%; 06/08/05                                               700,000               740,574
 Ford Credit Auto Owner Trust
  4.01%; 03/15/06                                               650,000               652,414
  4.72%; 12/15/05                                               700,000               713,586
 Toyota Auto Receivables Owner Trust
  4.72%; 09/15/08                                               700,000               712,699
                                                                                    3,850,952
BEVERAGES-NON-ALCOHOLIC (0.16%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                               110,000               109,760
CELLULAR TELECOMMUNICATIONS (1.05%)
 AT&T Wireless Services
  7.35%; 03/01/06                                               250,000               249,889
 Cingular Wireless /1/
  5.63%; 12/15/06                                               250,000               242,374
 Verizon Wireless /1/
  5.38%; 12/15/06                                               250,000               239,118
                                                                                      731,381
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                                75,000                74,668
COMMERCIAL BANKS (0.27%)
 US Bancorp
  6.75%; 10/15/05                                               177,000               188,037
COSMETICS & TOILETRIES (0.09%)
 Gillette /1/
  4.00%; 06/30/05                                                60,000                59,783
CREDIT CARD ASSET BACKED SECURITIES (6.70%)
 American Express Credit Account Master Trust
  5.60%; 11/15/06                                               700,000               725,829
 American Express Master Trust
  7.85%; 08/15/05                                               330,000               357,828
 Citibank Credit Card Issuance Trust
  6.90%; 10/17/07                                               750,000               806,485
                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Discover Card Master Trust I
                                                             $                     $
  5.60%; 05/16/06                                               650,000               672,461
  6.05%; 08/18/08                                               600,000               627,286
 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                               750,000               790,145
  6.90%; 01/15/08                                               650,000               698,072
                                                                                    4,678,106
CREDIT CARD CONTROL AMORTIZATION (0.98%)
 Sears Credit Account Master Trust
  7.25%; 11/15/07                                               650,000               680,408
DISTRIBUTION-WHOLESALE (0.09%)
 Costco Wholesale
  5.50%; 03/15/07                                                60,000                60,827
DIVERSIFIED FINANCIAL SERVICES (2.09%)
 CIT Group
  7.38%; 04/02/07                                               250,000               244,486
 Citigroup
  6.75%; 12/01/05                                               890,000               944,463
 Nisource Finance
  7.50%; 11/15/03                                               275,000               272,608
                                                                                    1,461,557
DIVERSIFIED MANUFACTURING OPERATIONS (0.30%)
 Tyco International
  5.80%; 08/01/06                                               250,000               208,133
ELECTRIC-DISTRIBUTION (0.11%)
 Detroit Edison
  5.05%; 10/01/05                                                75,000                75,178
ELECTRIC-INTEGRATED (3.25%)
 Commonwealth Edison
  6.40%; 10/15/05                                               140,000               145,142
 Dominion Resources
  7.82%; 09/15/14                                               200,000               212,525
 Gulf Power
  4.69%; 08/01/03                                               150,000               152,738
 Niagara Mohawk Power
  7.38%; 07/01/03                                             1,542,439             1,610,356
 Progress Energy
  6.75%; 03/01/06                                               140,000               145,079
                                                                                    2,265,840
FEDERAL & FEDERALLY SPONSORED CREDIT (0.35%)
 Student Loan Marketing Association
  5.00%; 06/30/04                                               235,000               241,833
FINANCE-AUTO LOANS (2.97%)
 Ford Motor Credit
  5.75%; 02/23/04                                             1,125,000             1,135,620
  7.75%; 11/15/02                                               115,000               117,250
 General Motors Acceptance
  5.80%; 03/12/03                                               275,000               280,941
  6.63%; 10/01/02                                               175,000               177,404
  6.75%; 01/15/06                                               350,000               361,554
                                                                                    2,072,769
                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (0.89%)
 Heller Financial
                                                             $                     $
  6.00%; 03/19/04                                               600,000               624,473
FINANCE-CONSUMER LOANS (1.31%)
 American General Finance
  5.88%; 07/14/06                                               200,000               203,063
 Household Finance
  6.13%; 07/15/02                                               105,000               105,725
  6.50%; 01/24/06                                               445,000               456,363
 Washington Mutual Financial
  6.50%; 11/15/03                                               145,000               150,782
                                                                                      915,933
FINANCE-CREDIT CARD (0.33%)
 Capital One Bank
  6.65%; 03/15/04                                               155,000               157,531
 MBNA America Bank
  7.25%; 09/15/02                                                70,000                71,006
                                                                                      228,537
FINANCE-INVESTMENT BANKER & BROKER (2.13%)
 Banque Paribas
  8.35%; 06/15/07                                               140,000               159,180
 Bear Stearns
  6.50%; 05/01/06                                               150,000               154,867
 Credit Suisse First Boston
  5.75%; 04/15/07                                               130,000               130,565
 Goldman Sachs Group
  7.63%; 08/17/05                                                75,000                81,136
 Lehman Brothers Holdings
  6.25%; 05/15/06                                               300,000               309,088
 Merrill Lynch
  6.00%; 11/15/04                                               175,000               181,835
 Morgan Stanley Dean Witter
  7.75%; 06/15/05                                               435,000               472,362
                                                                                    1,489,033
FINANCE-LEASING COMPANY (0.26%)
 Boeing Capital
  7.10%; 09/27/05                                               170,000               180,968
FINANCE-MORTGAGE LOAN/BANKER (26.90%)
 Countrywide Home Loan
  6.85%; 06/15/04                                               220,000               231,563
 Federal Home Loan Bank System
  5.13%; 09/15/03                                             4,100,000             4,219,855
 Federal Home Loan Mortgage
  3.88%; 02/15/05                                             3,150,000             3,140,254
  5.25%; 01/15/06                                             3,700,000             3,796,370
 Federal National Mortgage Association
  3.88%; 03/15/05                                             2,450,000             2,439,617
  5.13%; 02/13/04                                             4,800,000             4,939,128
                                                                                   18,766,787
FINANCE-OTHER SERVICES (0.40%)
 Caterpillar Financial Services
  4.69%; 04/25/05                                                70,000                70,891
 Pemex Finance
  6.13%; 11/15/03                                               207,197               210,999
                                                                                      281,890
                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-CANNED (0.22%)
 Campbell Soup
                                                             $                     $
  5.50%; 03/15/07                                               150,000               150,797
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 General Mills
  5.13%; 02/15/07                                                60,000                59,003
 Kellogg
  6.00%; 04/01/06                                                75,000                77,180
 Kraft Foods
  4.63%; 11/01/06                                                60,000                58,924
                                                                                      195,107
FOOD-RETAIL (0.64%)
 Fred Meyer
  7.38%; 03/01/05                                               150,000               159,585
 Safeway
  6.05%; 11/15/03                                               275,000               283,553
                                                                                      443,138
HOME EQUITY SEQUENTIAL (0.94%)
 Residential Asset Securities
  4.99%; 02/25/27                                               650,000               655,070
LIFE & HEALTH INSURANCE (0.23%)
 Torchmark
  6.25%; 12/15/06                                               160,000               161,974
MEDICAL PRODUCTS (0.11%)
 Baxter International
  5.25%; 05/01/07                                                80,000                80,114
METAL-ALUMINUM (0.21%)
 Alcoa
  7.25%; 08/01/05                                               135,000               145,178
MISCELLANEOUS INVESTING (0.36%)
 Kimco Realty
  6.50%; 10/01/03                                               100,000               103,249
 Mack-Cali Realty
  7.00%; 03/15/04                                                70,000                72,700
 Simon Property Group
  6.75%; 02/09/04                                                70,000                71,986
                                                                                      247,935
MONEY CENTER BANKS (0.82%)
 Bank of America
  4.75%; 10/15/06                                               400,000               394,716
 JP Morgan Chase
  5.35%; 03/01/07                                               180,000               178,707
                                                                                      573,423
MORTGAGE BACKED SECURITIES (11.73%)
 Chase Commercial Mortgage Securities
  7.03%; 10/15/08                                               424,197               450,542
  7.56%; 10/15/32                                               500,000               541,364
 CS First Boston Mortgage Securities
  4.39%; 08/15/36                                               499,891               501,557
 DLJ Commercial Mortgage
  6.08%; 08/10/08                                             1,213,645             1,253,794
  6.14%; 10/15/06                                               429,867               446,502
                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 DLJ Mortgage Acceptance /1/
                                                             $                     $
  7.58%; 03/13/28                                             1,000,000             1,074,630
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                               600,000               650,350
 JP Morgan Chase Commercial Mortgage Securities
  4.55%; 05/12/34                                               700,000               701,312
 JP Morgan Commercial Mortgage Finance
  7.07%; 09/15/29                                               603,923               636,870
 LB Commercial Conduit Mortgage Trust
  6.41%; 08/15/07                                             1,151,515             1,202,230
 Lehman Large Loan
  6.79%; 06/12/04                                               640,522               670,417
 Salomon Brothers Mortgage Securities
  6.78%; 01/20/28                                                54,319                54,559
                                                                                    8,184,127
MULTI-LINE INSURANCE (0.13%)
 Safeco
  7.88%; 03/15/03                                                90,000                93,022
MULTIMEDIA (0.78%)
 AOL Time Warner
  6.13%; 04/15/06                                               165,000               161,533
 Gannett
  5.50%; 04/01/07                                                70,000                70,354
 Viacom
  7.75%; 06/01/05                                               135,000               145,619
 Walt Disney
  7.30%; 02/08/05                                               160,000               167,973
                                                                                      545,479
OIL COMPANY-EXPLORATION & PRODUCTION (0.49%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                75,000                74,388
 Kerr-McGee
  5.38%; 04/15/05                                                70,000                70,927
 PennzEnergy
  10.25%; 11/02/05                                              175,000               199,670
                                                                                      344,985
OIL COMPANY-INTEGRATED (0.38%)
 Conoco
  5.90%; 04/15/04                                               200,000               206,817
 Phillips Petroleum
  8.50%; 05/25/05                                                55,000                60,971
                                                                                      267,788
OIL REFINING & MARKETING (0.10%)
 Valero Energy
  6.13%; 04/15/07                                                70,000                70,922
PAPER & RELATED PRODUCTS (0.71%)
 Abitibi
  8.30%; 08/01/05                                               140,000               143,918
 International Paper
  8.00%; 07/08/03                                               275,000               288,374
 Weyerhaeuser /1/
  5.50%; 03/15/05                                                65,000                65,785
                                                                                      498,077
                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (0.71%)
 Duke Energy Field Services
                                                             $                     $
  7.50%; 08/16/05                                               150,000               155,477
 Enron /2/
  6.75%; 09/01/04                                             1,000,000               112,500
 Kinder Morgan
  6.65%; 03/01/05                                               150,000               155,827
 Williams
  6.50%; 11/15/02                                                70,000                69,800
                                                                                      493,604
PROPERTY & CASUALTY INSURANCE (0.19%)
 St Paul
  7.88%; 04/15/05                                               125,000               135,583
REAL ESTATE OPERATOR & DEVELOPER (0.37%)
 EOP Operating
  7.38%; 11/15/03                                               250,000               260,635
REGIONAL AUTHORITY (0.37%)
 Province of Quebec
  5.50%; 04/11/06                                               250,000               255,584
REGIONAL BANKS (2.41%)
 Bank One
  7.63%; 08/01/05                                               330,000               358,207
 First Union
  7.55%; 08/18/05                                               275,000               297,201
 FleetBoston Financial
  7.25%; 09/15/05                                               150,000               161,377
 Korea Development Bank
  7.13%; 04/22/04                                               245,000               258,358
 PNC Funding
  5.75%; 08/01/06                                               100,000               101,363
 Wells Fargo
  5.90%; 05/21/06                                               490,000               505,168
                                                                                    1,681,674
RETAIL-DISCOUNT (0.30%)
 Wal-Mart Stores
  6.55%; 08/10/04                                               200,000               211,990
RETAIL-MAJOR DEPARTMENT STORE (0.18%)
 Sears Roebuck
  6.25%; 01/15/04                                               120,000               124,098
RETAIL-REGIONAL DEPARTMENT STORE (0.21%)
 Federated Department Stores
  8.13%; 10/15/02                                               140,000               143,046
RETAIL-RESTAURANTS (0.09%)
 McDonald's
  5.38%; 04/30/07                                                63,000                64,111
SOVEREIGN (0.86%)
 Finland Government
  4.75%; 03/06/07                                                60,000                59,845
 Italy Government
  4.38%; 10/25/06                                               400,000               390,718
                                                  Principal

                                                  Amount                             Value

----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government
                                                             $                     $
  8.50%; 02/01/06                                               135,000               146,002
                                                                                      596,565
SPECIAL PURPOSE BANKS (0.45%)
 KFW International Finance
  3.75%; 10/01/04                                               315,000               313,527
SUPRANATIONAL BANK (1.42%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                               165,000               175,737
 European Investment Bank
  4.63%; 03/01/07                                               375,000               370,787
 Inter-American Development Bank
  6.50%; 10/20/04                                               420,000               446,187
                                                                                      992,711
TELECOMMUNICATION SERVICES (0.22%)
 Citizens Communications
  6.38%; 08/15/04                                               150,000               152,033
TELEPHONE-INTEGRATED (2.80%)
 AT&T
  5.63%; 03/15/04                                               280,000               277,527
  6.50%; 09/15/02                                               115,000               115,915
 BellSouth
  5.00%; 10/15/06                                               150,000               148,180
 British Telecommunications
  7.88%; 12/15/05                                               195,000               209,068
 COX Communications
  6.88%; 06/15/05                                                55,000                56,268
 France Telecom
  7.70%; 03/01/06                                               250,000               254,838
 Qwest Capital Funding
  5.88%; 08/03/04                                               250,000               206,190
 SBC Communications
  5.75%; 05/02/06                                               250,000               254,824
 Sprint Capital
  7.13%; 01/30/06                                               275,000               268,940
 WorldCom
  6.50%; 05/15/04                                               275,000               162,250
                                                                                    1,954,000
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries /1/
  6.50%; 04/15/07                                                20,000                20,401
TOBACCO (0.18%)
 Philip Morris
  7.50%; 04/01/04                                               120,000               127,497
TRANSPORT-RAIL (0.28%)
 Burlington Northern
  7.00%; 08/02/02                                               110,000               111,316
 Union Pacific
  7.60%; 05/01/05                                                75,000                81,043
                                                                                      192,359
                                                           TOTAL BONDS             61,488,414

                                                  Principal

    Type         Rate            Maturity         Amount                             Value

----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (5.19%)
                                                             $                     $
FHLMC         5.50%       12/01/08 - 04/01/09                 1,797,451             1,812,292
FHLMC         6.50%       04/01/09 - 04/01/15                   452,595               469,364
FHLMC         7.00%       12/01/22 - 03/01/28                   587,379               610,034
FHLMC         7.25%       12/01/07                              149,168               150,170
FHLMC         7.50%       12/01/29                              206,928               216,329
FHLMC         8.00%       12/01/11 - 10/01/22                   218,609               234,471
FHLMC         8.25%       01/01/12                                9,879                 9,970
FHLMC         9.00%       09/01/09                              113,285               120,748
                                              TOTAL FHLMC CERTIFICATES              3,623,378

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.00%)
FNMA          5.50%       01/01/09                            1,484,158             1,495,289
FNMA          6.00%       07/01/28                              744,009               741,397
FNMA          7.50%       10/01/29                              684,174               715,301
FNMA          8.00%       10/01/06 - 05/01/27                   131,229               139,245
FNMA          8.50%       05/01/22                              237,610               259,248
FNMA          9.00%       02/01/25                              124,122               136,537
                                               TOTAL FNMA CERTIFICATES              3,487,017

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.13%)
GNMA II       8.00%       01/20/16                               86,353                92,824
                                               TOTAL GNMA CERTIFICATES                 92,824


---------------------------------------------------------------------------------------
                                                 Principal
                                                  Amount                              Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.34%)
DIVERSIFIED FINANCIAL SERVICES (0.34%)
 Investment in Joint Trading Account;
  Citigroup
                                                           $                     $
  1.85%; 05/01/02                                             236,340                236,340
                                              TOTAL COMMERCIAL PAPER                 236,340
                                                                                 -----------

                                TOTAL PORTFOLIO INVESTMENTS (98.79%)              68,927,973
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES (1.21%)                       844,775
                                          TOTAL NET ASSETS (100.00%)             $69,772,748
                                                                                 -------------
                                                                     -------------



/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,702,091 or 2.44% of net assets.
/2 /Non-income producing security.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (97.69%)
ALASKA (1.95%)
 Valdez, Alaska
  Amerada Hess
                                                           $                     $
  6.10%; 02/01/24                                           3,500,000               3,506,230
ARIZONA (0.57%)
 Salt River Project
  5.25%; 01/01/18                                           1,000,000               1,032,100
ARKANSAS (3.82%)
 Arkansas
  5.25%; 08/01/12                                           2,000,000               2,143,620
 Blytheville, Arkansas
  Nucor
  6.90%; 12/01/21                                           4,610,000               4,730,552
                                                                                    6,874,172
CALIFORNIA (4.84%)
 California
  5.00%; 02/01/26                                           3,000,000               2,871,150
  5.50%; 06/01/03                                           3,000,000               3,109,110
  5.50%; 02/01/12                                           2,500,000               2,726,350
                                                                                    8,706,610
COLORADO (1.16%)
 Platte River Power Authority
  5.38%; 06/01/17                                           2,000,000               2,089,380
CONNECTICUT (1.91%)
 Connecticut
  5.38%; 04/15/14                                           2,000,000               2,154,160
 University Of Connecticut
  5.38%; 04/01/17                                           1,220,000               1,282,671
                                                                                    3,436,831
FLORIDA (8.22%)
 Florida Municipal Power
  5.50%; 10/01/16                                           2,930,000               3,131,203
 Florida State Board of Education
  5.50%; 06/01/14                                           3,000,000               3,270,300
 Orange County, Florida
  5.50%; 10/01/32                                           3,000,000               3,078,990
 Orlando Utilities Commission
  5.25%; 10/01/16                                           3,125,000               3,265,188
 Sunrise, Florida Utilities
  5.20%; 10/01/22                                           2,000,000               2,035,360
                                                                                   14,781,041
GEORGIA (3.92%)
 Fulco, Georgia
  St. Joseph's Hospital
  5.50%; 10/01/14                                           2,000,000               2,176,640
 Georgia
  5.25%; 07/01/13                                           2,600,000               2,785,380
  5.75%; 07/01/03                                           2,000,000               2,086,680
                                                                                    7,048,700
ILLINOIS (13.24%)
 Chicago Midway Airport
  5.50%; 01/01/11                                           1,500,000               1,585,005
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
ILLINOIS (CONTINUED)
 Chicago Park District
                                                           $                     $
  5.00%; 01/01/29                                           2,000,000               1,895,580
 Chicago, Illinois
  Peoples Gas Light
  6.88%; 03/01/15                                           2,800,000               2,866,388
 Du Page & Cook Counties
  5.50%; 01/01/19                                           2,855,000               3,034,950
 Illinois
  5.00%; 03/01/14                                           2,000,000               2,058,900
  5.25%; 04/01/08                                           2,000,000               2,158,760
  5.38%; 10/01/14                                           2,160,000               2,336,105
 Illinois Health Facility
  Advocate Health
  5.25%; 08/15/18                                             320,000                 350,704
  7.00%; 02/15/09                                             305,000                 344,955
  7.00%; 02/15/18                                             720,000                 867,492
 Illinois Health Facility
  Northwestern Memorial Hospital
  6.10%; 08/15/14                                           1,000,000               1,052,230
 Illinois Sales Tax
  6.00%; 06/15/23                                           3,000,000               3,358,980
 Illinois Sports Facilities Authority
  5.00%; 06/15/32                                           2,000,000               1,904,600
                                                                                   23,814,649
INDIANA (6.46%)
 Indiana Bank
  5.38%; 02/01/17                                           3,000,000               3,136,860
 Indiana Health Facility
  Clarion Health Partners
  5.38%; 02/15/09                                           2,020,000               2,123,505
 Indianapolis Public Improvement
  5.50%; 01/01/16                                           3,000,000               3,189,540
 Lawrenceburg, Indiana
  Indiana Michigan Power
  5.90%; 11/01/19                                           2,000,000               1,954,180
 Warrick County, Indiana
  Southern Indiana Gas & Electric
  6.00%; 05/01/23                                           1,190,000               1,211,848
                                                                                   11,615,933
IOWA (0.57%)
 Eddyville, Iowa
  Cargill
  5.63%; 12/01/13                                           1,000,000               1,026,370
KENTUCKY (1.80%)
 Kentucky Property & Buildings Commission
  5.38%; 02/01/18                                           1,000,000               1,036,400
 Kentucky Turnpike Authority
  5.50%; 07/01/12                                           2,000,000               2,206,300
                                                                                    3,242,700
MAINE (0.93%)
 Maine Governmental Facilities Authority
  5.38%; 10/01/17                                           1,600,000               1,665,296
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
MASSACHUSETTS (2.99%)
 Massachusetts
                                                           $                     $
  5.25%; 01/01/08                                           2,000,000               2,158,200
  5.50%; 03/01/15                                           3,000,000               3,226,260
                                                                                    5,384,460
MICHIGAN (2.06%)
 Detroit, Michigan
  Chrysler
  5.20%; 05/01/10                                           1,700,000               1,744,098
 Michigan Strategic Fund
  Detroit Edison
  5.45%; 09/01/29                                           2,000,000               1,955,360
                                                                                    3,699,458
MINNESOTA (1.20%)
 Minnesota
  5.00%; 10/01/07                                           2,000,000               2,150,960
MISSISSIPPI (2.59%)
 Mississippi
  5.50%; 09/01/10                                           2,000,000               2,204,800
 Mississippi Development Bank
  Park Place Entertainment
  6.25%; 12/01/17                                           2,525,000               2,453,189
                                                                                    4,657,989
MISSOURI (0.91%)
 Missouri State Health & Educational
  Facilities Authority
  5.50%; 06/15/16                                           1,500,000               1,634,115
NEVADA (1.71%)
 Nevada
  5.00%; 08/01/08                                           1,000,000               1,068,120
  5.25%; 09/15/27                                           2,000,000               2,001,080
                                                                                    3,069,200
NEW YORK (2.93%)
 Dutchess County, New York
  IBM
  5.45%; 12/01/29                                           3,000,000               3,195,210
 New York State Environmental Facilities
  5.25%; 06/15/17                                           2,000,000               2,081,160
                                                                                    5,276,370
NORTH CAROLINA (2.22%)
 Charlotte, North Carolina Water & Sewer
  5.13%; 06/01/26                                           1,975,000               1,970,833
 North Carolina
  5.00%; 03/01/18                                           2,000,000               2,032,760
                                                                                    4,003,593
OHIO (2.44%)
 Ohio
  5.50%; 02/01/05                                           2,000,000               2,136,360
 Summit County, Ohio
  5.50%; 12/01/13                                           1,000,000               1,102,790
  5.50%; 12/01/14                                           1,045,000               1,148,769
                                                                                    4,387,919
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
OKLAHOMA (1.41%)
 Tulsa Industrial Authority
  St. John Medical Center
                                                           $                     $
  6.25%; 02/15/14                                           1,280,000               1,419,968
  6.25%; 02/15/17                                           1,000,000               1,109,350
                                                                                    2,529,318
RHODE ISLAND (0.61%)
 Rhode Island
  5.50%; 08/01/11                                           1,000,000               1,101,170
SOUTH CAROLINA (6.51%)
 Darlington County, South Carolina
  Carolina Power & Light
  6.60%; 11/01/10                                           1,000,000               1,046,560
 Greenville Hospital
  5.50%; 05/01/16                                           1,500,000               1,516,920
 Oconee County, South Carolina
  Duke Power
  5.80%; 04/01/14                                           2,000,000               2,075,120
 South Carolina
  5.25%; 04/01/05                                           2,000,000               2,131,760
 South Carolina Public Service
  5.38%; 01/01/16                                           3,000,000               3,155,700
 York County, South Carolina
  Bowater
  7.63%; 03/01/06                                           1,700,000               1,791,970
                                                                                   11,718,030
TENNESSEE (1.54%)
 Louden County, Tennessee
  Kimberly Clark
  6.20%; 02/01/23                                           2,700,000               2,765,178
TEXAS (9.45%)
 Brazos River Authority
  Houston Industries
  5.13%; 05/01/19                                           2,000,000               1,994,380
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours
  6.35%; 07/01/22                                           2,500,000               2,603,325
 Gulf Coast Waste Disposal Authority
  Valero Energy
  5.70%; 04/01/32                                           2,000,000               1,876,140
 Houston, Texas Water & Sewer
  5.75%; 12/01/32                                           2,135,000               2,324,139
 Lower Colorado River Authority
  5.38%; 05/15/20                                           3,000,000               3,056,910
 Milam County, Texas
  Alcoa
  5.65%; 12/01/12                                           2,000,000               2,068,480
 Tarrant County, Texas
  Harris Methodist Health System
  5.90%; 09/01/06                                           1,000,000               1,109,010
 University of Texas
  5.25%; 07/01/17                                           1,905,000               1,960,169
                                                                                   16,992,553
                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
WASHINGTON (2.38%)
 Central Puget Sound, Washington
                                                           $                     $
  5.25%; 02/01/17                                           1,000,000               1,047,110
 Clark County, Washington
  5.25%; 12/01/15                                           1,000,000               1,064,670
 Washington
  5.50%; 01/01/11                                           2,000,000               2,164,760
                                                                                    4,276,540
WEST VIRGINIA (4.68%)
 Braxton County, West Virginia
  Weyerhaeuser
  5.40%; 05/01/25                                           1,500,000               1,380,615
 Marshall County, West Virginia
  Ohio Power
  5.90%; 04/01/22                                           3,500,000               3,619,070
 Pleasants County, West Virginia
  Potomac Edison
  6.15%; 05/01/15                                           2,000,000               2,153,500
 West Virginia
  5.20%; 11/01/26                                           1,250,000               1,263,362
                                                                                    8,416,547
WISCONSIN (2.67%)
 Kaukauna, Wisconsin
  International Paper
  5.40%; 05/01/04                                           3,610,000               3,755,555
 Wisconsin Health & Educational Facilities
  Franciscan Skemp Medical Center
  6.13%; 11/15/15                                           1,000,000               1,050,390
                                                                                    4,805,945
                                              TOTAL TAX-EXEMPT BONDS              175,709,357

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
OTHER (5.29%)
 Municipal Fund for Temporary                                                    $
  Investment-Blackrock Institutional Funds                  9,515,000               9,515,000
                                                         TOTAL OTHER                9,515,000
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (102.98%)              185,224,357
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-2.98%)                    (5,352,223)
                                          TOTAL NET ASSETS (100.00%)             $179,872,134
                                                                                 ---------------



/1 /Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,026,370 or .57% of net assets.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2002/(E)/       2001       2000       1999        1998        1997
                           ----            ----       ----       ----        ----        ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.11         $10.25     $10.66     $11.59      $11.44      $11.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.26           0.61       0.72       0.70        0.71        0.75
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...     (0.35)          0.88      (0.40)     (0.91)       0.16        0.33
                           -----           ----      -----      -----        ----        ----
 Total From Investment
            Operations     (0.09)          1.49       0.32      (0.21)       0.87        1.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.27)         (0.63)     (0.73)     (0.69)      (0.72)      (0.81)
 Distributions from
  Realized Gains......        --             --         --      (0.03)         --          --
   ----                                                         -----
   Total Dividends and
         Distributions     (0.27)         (0.63)     (0.73)     (0.72)      (0.72)      (0.81)
                           -----          -----      -----      -----       -----       -----
Net Asset Value, End
 of Period............    $10.75         $11.11     $10.25     $10.66      $11.59      $11.44
                          ======         ======     ======     ======      ======      ======
Total Return /(b)/ ...     (0.82)%/(f)/   14.96%      3.23%     (1.92)%      7.76%      10.15%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $162,214       $143,818   $124,630   $145,975    $148,081    $126,427
 Ratio of Expenses to
  Average Net Assets..      1.02%/(g)/     1.05%      1.06%      1.04%       0.95%       0.95%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --             --         --         --        1.04%       0.98%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      4.91%/(g)/     5.67%      6.96%      6.25%       6.19%       6.70%
 Portfolio Turnover
  Rate................     111.9%/(g)/    152.0%      60.7%      48.9%       15.2%       12.8%

                           2002/(E)/       2001       2000       1999        1998        1997
                           ----            ----       ----       ----        ----        ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.11         $10.24     $10.65     $11.58      $11.42      $11.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.21           0.54       0.64       0.61        0.63        0.67
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(d)/...     (0.35)          0.88      (0.39)     (0.91)       0.16        0.31
                           -----           ----      -----      -----        ----        ----
 Total From Investment
            Operations     (0.14)          1.42       0.25      (0.30)       0.79        0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)         (0.55)     (0.66)     (0.60)      (0.63)      (0.71)
 Distributions from
  Realized Gains......        --             --         --      (0.03)         --          --
   ----                                                         -----
   Total Dividends and
         Distributions     (0.23)         (0.55)     (0.66)     (0.63)      (0.63)      (0.71)
                           -----          -----      -----      -----       -----       -----
Net Asset Value, End
 of Period............    $10.74         $11.11     $10.24     $10.65      $11.58      $11.42
                          ======         ======     ======     ======      ======      ======
Total Return /(b)/ ...     (1.26)%/(f)/   14.23%      2.45%     (2.68)%      7.04%       9.20%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,054        $26,348    $22,577    $25,451     $22,466     $13,403
 Ratio of Expenses to
  Average Net Assets..      1.96%/(g)/     1.68%      1.85%      1.79%       1.67%       1.70%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --             --         --         --        1.81%       1.79%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(d)/ ..............      3.97%/(g)/     5.04%      6.16%      5.50%       5.45%       5.92%
 Portfolio Turnover
  Rate................     111.9%/(g)/    152.0%      60.7%      48.9%       15.2%       12.8%



/(a) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the period ended April 30, 2002 for Class A was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .29%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the period ended April 30, 2002 for Class B was to decrease net investment income by $.01 per share, increase net realized and unrealized gain (loss) on investments by $.01 per share, and decrease the ratio of net investment income to average net assets by .28%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(e) /Six months ended April 30, 2002.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2002/(B)/      2001       2000       1999       1998        1997
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
-------------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.77        $11.18     $11.10     $11.63     $11.51      $11.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.31          0.65       0.68       0.69       0.70        0.70
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.19)         0.61       0.07      (0.52)      0.12        0.29
                           -----          ----       ----      -----       ----        ----
 Total From Investment
            Operations      0.12          1.26       0.75       0.17       0.82        0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.33)        (0.67)     (0.67)     (0.70)     (0.70)      (0.74)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.33)        (0.67)     (0.67)     (0.70)     (0.70)      (0.74)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.56        $11.77     $11.18     $11.10     $11.63      $11.51
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      1.03%/(c)/   11.64%      7.09%      1.47%      7.38%       9.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $272,699      $243,876   $213,114   $237,811   $251,455    $249,832
 Ratio of Expenses to
  Average Net Assets..      0.91%/(d)/    0.90%      0.94%      0.89%      0.86%       0.84%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.34%/(d)/    5.68%      6.14%      6.04%      6.07%       6.19%
 Portfolio Turnover
  Rate................      38.0%/(d)/    51.9%       6.9%      19.4%      17.1%       10.8%

                           2002/(B)/      2001       2000       1999       1998        1997
                           ----           ----       ----       ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
-------------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.71        $11.13     $11.05     $11.60     $11.50      $11.23
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.26          0.58       0.58       0.61       0.62        0.64
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.19)         0.59       0.09      (0.54)      0.12        0.29
                           -----          ----       ----      -----       ----        ----
 Total From Investment
            Operations      0.07          1.17       0.67       0.07       0.74        0.93
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.28)        (0.59)     (0.59)     (0.62)     (0.64)      (0.66)
                           -----         -----      -----      -----      -----       -----
   Total Dividends and
         Distributions     (0.28)        (0.59)     (0.59)     (0.62)     (0.64)      (0.66)
                           -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............    $11.50        $11.71     $11.13     $11.05     $11.60      $11.50
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      0.65%/(c)/   10.82%      6.32%      0.65%      6.60%       8.65%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $40,609       $36,303    $27,395    $29,751    $24,370     $15,431
 Ratio of Expenses to
  Average Net Assets..      1.69%/(d)/    1.59%      1.75%      1.63%      1.57%       1.39%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.56%/(d)/    4.98%      5.33%      5.30%      5.43%       5.63%
 Portfolio Turnover
  Rate................      38.0%/(d)/    51.9%       6.9%      19.4%      17.1%       10.8%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2002.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2002/(D)/     2001       2000       1999      1998        1997
                          ----          ----       ----       ----      ----        ----
PRINCIPAL HIGH YIELD FUND, INC.
-------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.51        $6.36      $7.21      $7.63     $8.52       $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.22         0.57       0.60       0.63      0.64        0.67
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...    (0.18)       (0.82)     (0.81)     (0.41)    (0.88)       0.31
                          -----        -----      -----      -----     -----        ----
 Total From Investment
            Operations     0.04        (0.25)     (0.21)      0.22     (0.24)       0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)       (0.60)     (0.64)     (0.64)    (0.65)      (0.73)
                          -----        -----      -----      -----     -----       -----
   Total Dividends and
         Distributions    (0.26)       (0.60)     (0.64)     (0.64)    (0.65)      (0.73)
                          -----        -----      -----      -----     -----       -----
Net Asset Value, End
 of Period............    $5.29        $5.51      $6.36      $7.21     $7.63       $8.52
                          =====        =====      =====      =====     =====       =====
Total Return /(b)/ ...     0.66%/(e)/  (4.36)%    (3.12)%     2.81%    (3.18)%     12.33%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,238      $20,315    $22,869    $30,065   $33,474     $38,239
 Ratio of Expenses to
  Average Net Assets..     1.45%/(f)/   1.42%      1.44%      1.31%     1.40%       1.22%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............     8.26%/(f)/   9.47%      8.71%      8.23%     7.71%       7.99%
 Portfolio Turnover
  Rate................    112.6%/(f)/  228.2%     152.6%      86.1%     65.9%       39.2%

                          2002/(D)/     2001       2000       1999      1998        1997
                          ----          ----       ----       ----      ----        ----
PRINCIPAL HIGH YIELD FUND, INC.
-------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.46        $6.31      $7.17      $7.59     $8.47       $8.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.19         0.53       0.53       0.57      0.57        0.62
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(c)/...    (0.16)       (0.84)     (0.80)     (0.41)    (0.87)       0.28
                          -----        -----      -----      -----     -----        ----
 Total From Investment
            Operations     0.03        (0.31)     (0.27)      0.16     (0.30)       0.90
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.24)       (0.54)     (0.59)     (0.58)    (0.58)      (0.65)
                          -----        -----      -----      -----     -----       -----
   Total Dividends and
         Distributions    (0.24)       (0.54)     (0.59)     (0.58)    (0.58)      (0.65)
                          -----        -----      -----      -----     -----       -----
Net Asset Value, End
 of Period............    $5.25        $5.46      $6.31      $7.17     $7.59       $8.47
                          =====        =====      =====      =====     =====       =====
Total Return /(b)/ ...     0.43%/(e)/  (5.22)%    (4.04)%     2.02%    (3.93)%     11.31%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,175       $5,805     $5,586     $7,467    $8,527      $6,558
 Ratio of Expenses to
  Average Net Assets..     2.31%/(f)/   2.28%      2.25%      1.99%     2.34%       2.13%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(c)/ ..............     7.39%/(f)/   8.60%      7.89%      7.55%     6.78%       7.03%
 Portfolio Turnover
  Rate................    112.6%/(f)/  228.2%     152.6%      86.1%     65.9%       39.2%



/(a) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the period ended April 30, 2002. The ratio of net investment income to average net assets decreased by .13%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the period ended April 30, 2002. The ratio of net investment income to average net assets decreased by .12%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(d) /Six months ended April 30, 2002.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                          2002/(E)/       2001        2000      1999      1998       1997
                          ----            ----        ----      ----      ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.98          $9.50       $9.54     $9.93     $9.88      $9.89
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20           0.56        0.59      0.57      0.57       0.61
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...    (0.30)          0.49       (0.05)    (0.39)     0.06       0.03
                          -----           ----       -----     -----      ----       ----
 Total From Investment
            Operations    (0.10)          1.05        0.54      0.18      0.63       0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.25)         (0.57)      (0.58)    (0.57)    (0.58)     (0.65)
                          -----          -----       -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.25)         (0.57)      (0.58)    (0.57)    (0.58)     (0.65)
                          -----          -----       -----     -----     -----      -----
Net Asset Value, End
 of Period............    $9.63          $9.98       $9.50     $9.54     $9.93      $9.88
                          =====          =====       =====     =====     =====      =====
Total Return /(b)/ ...    (1.01)%/(f)/   11.36%       5.94%     1.83%     6.57%      6.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $59,645        $37,942     $25,183   $27,096   $27,632    $20,567
 Ratio of Expenses to
  Average Net Assets..     0.91%/(g)/     1.01%       0.99%     1.00%     0.82%      0.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --                       1.20%     1.14%     1.13%      1.15%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............     4.45%/(g)/     5.69%       6.16%     5.76%     5.86%      6.20%
 Portfolio Turnover
  Rate................    163.4%/(g)/     65.7%       31.5%     20.9%     23.8%      17.4%

                          2002/(E)/       2001        2000      1999      1998       1997
                          ----            ----        ----      ----      ----       ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.11          $9.60       $9.60     $9.98     $9.90      $9.89
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............     0.20           0.49        0.55      0.52      0.54       0.56
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(d)/...    (0.33)          0.53       (0.02)    (0.39)     0.06       0.04
                          -----           ----       -----     -----      ----       ----
 Total From Investment
            Operations    (0.13)          1.02        0.53      0.13      0.60       0.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)         (0.51)      (0.53)    (0.51)    (0.52)     (0.59)
                          -----          -----       -----     -----     -----      -----
   Total Dividends and
         Distributions    (0.22)         (0.51)      (0.53)    (0.51)    (0.52)     (0.59)
                          -----          -----       -----     -----     -----      -----
Net Asset Value, End
 of Period............    $9.76         $10.11       $9.60     $9.60     $9.98      $9.90
                          =====         ======       =====     =====     =====      =====
Total Return /(b)/ ...    (1.25)%/(f)/   10.84%       5.69%     1.29%     6.24%      6.31%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,128         $6,970      $3,291    $2,696    $1,705       $625
 Ratio of Expenses to
  Average Net Assets..     1.35%/(g)/     1.50%       1.34%     1.35%     1.22%      1.24%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --                       1.93%     1.92%     2.36%      3.82%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(d)/ ..............     4.01%/(g)/     5.17%       5.81%     5.41%     5.44%      5.84%
 Portfolio Turnover
  Rate................    163.4%/(g)/     65.7%       31.5%     20.9%     23.8%      17.4%



/(a) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the period ended April 30, 2002 for Class A was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .72%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on November 1, 2000.
/(d) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). The effect of this change for the period ended April 30, 2002 for Class B was to decrease net investment income by $.03 per share, increase net realized and unrealized gain (loss) on investments by $.03 per share, and decrease the ratio of net investment income to average net assets by .71%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(e) /Six months ended April 30, 2002.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

 -------------------------------------------------------------------------------

                           2002/(D)/      2001       2000       1999        1998        1997
                           ----           ----       ----       ----        ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.10        $11.65     $11.69     $12.59      $12.38      $12.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.25          0.54       0.59       0.60        0.60        0.63
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(a)/...     (0.16)         0.51       0.06      (0.90)       0.22        0.39
                           -----          ----       ----      -----        ----        ----
 Total From Investment
            Operations      0.09          1.05       0.65      (0.30)       0.82        1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.55)     (0.58)     (0.59)      (0.61)      (0.68)
 Distributions from
  Realized Gains......        --         (0.05)     (0.11)     (0.01)         --          --
   ----                                  -----      -----      -----
   Total Dividends and
         Distributions     (0.24)        (0.60)     (0.69)     (0.60)      (0.61)      (0.68)
                           -----         -----      -----      -----       -----       -----
Net Asset Value, End
 of Period............    $11.95        $12.10     $11.65     $11.69      $12.59      $12.38
                          ======        ======     ======     ======      ======      ======
Total Return /(b)/ ...      0.77%/(e)/    9.28%      5.81%     (2.51)%      6.76%       8.71%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $167,497      $167,016   $163,846   $186,973    $204,865    $193,007
 Ratio of Expenses to
  Average Net Assets..      0.78%/(f)/    0.82%      0.88%      0.80%       0.83%       0.79%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(a)/ ..............      4.19%/(f)/    4.59%      5.12%      4.84%       4.83%       5.14%
 Portfolio Turnover
  Rate................      78.8%/(f)/    51.8%       7.6%      15.6%        6.6%        8.9%

                           2002/(D)/      2001       2000       1999        1998        1997
                           ----           ----       ----       ----        ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $12.16        $11.71     $11.70     $12.59      $12.39      $12.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.18          0.48       0.57       0.53        0.53        0.55
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(c)/...     (0.16)         0.51       0.07      (0.89)       0.20        0.40
                           -----          ----       ----      -----        ----        ----
 Total From Investment
            Operations      0.02          0.99       0.64      (0.36)       0.73        0.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.49)     (0.52)     (0.52)      (0.53)      (0.58)
 Distributions from
  Realized Gains......        --         (0.05)     (0.11)     (0.01)         --          --
   ----                                  -----      -----      -----
   Total Dividends and
         Distributions     (0.21)        (0.54)     (0.63)     (0.53)      (0.53)      (0.58)
                           -----         -----      -----      -----       -----       -----
Net Asset Value, End
 of Period............    $11.97        $12.16     $11.71     $11.70      $12.59      $12.39
                          ======        ======     ======     ======      ======      ======
Total Return /(b)/ ...      0.19%/(e)/    8.70%      5.69%     (3.01)%      6.01%       8.08%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,375       $12,122    $10,744    $11,480     $11,419      $7,783
 Ratio of Expenses to
  Average Net Assets..      1.91%/(f)/    1.33%      1.37%      1.32%       1.43%       1.45%
 Ratio of Net
  Investment Income to
  Average Net Assets
  /(c)/ ..............      3.07%/(f)/    4.07%      4.60%      4.32%       4.22%       4.46%
 Portfolio Turnover
  Rate................      78.8%/(f)/    51.8%       7.6%      15.6%        6.6%        8.9%




/(a) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the period ended April 30, 2002. The ratio of net investment income to average net assets increased by .01%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Effective November 1, 2001, the Fund adopted the provisions of the Guide
  (see Notes to Financial Statements). There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the period ended April 30, 2002. The ratio of net investment income to average net assets increased by .01%. Financial highlights for prior periods have not been restated to reflect this change in presentation.
/(d) /Six months ended April 30, 2002.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                      STATEMENT OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                               CASH MANAGEMENT
                                                                 FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........................   $  448,300,269
                                                               ==============
ASSETS
Investment in securities--at value..........................   $  448,300,269
Cash........................................................            8,319
Receivables:
 Dividends and interest.....................................          547,856
Other assets................................................           29,763
                                                               --------------
                                                Total Assets      448,886,207
LIABILITIES
Accrued expenses............................................          198,644
Payables:
 Capital Shares reacquired..................................        6,833,914
                                                               --------------
                                           Total Liabilities        7,032,558
                                                               --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ................   $  441,853,649
                                                               ==============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...............   $  441,853,649
                                                               --------------
                                            Total Net Assets   $  441,853,649
                                                               ==============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................................    2,000,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................................   $  435,412,548
  Shares issued and outstanding.............................      435,412,548
  Net asset value per share.................................   $        1.000
                                                               ==============

Class B: Net Assets.........................................   $    6,441,101
  Shares issued and outstanding.............................        6,441,101
  Net asset value per share /(a)/ ..........................   $        1.000
                                                               ==============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                            STATEMENT OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                  SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                               CASH MANAGEMENT
                                                                 FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Interest...................................................     $4,981,664
Expenses:
 Management and investment advisory fees....................        916,757
 Distribution fees - Class B................................         13,343
 Distribution fees - Class C /(a)/ .........................          1,062
 Distribution fees - Class R /(b)/ .........................          7,371
 Registration fees - Class A................................         12,624
 Registration fees - Class B................................          5,149
 Registration fees - Class C /(a)/ .........................          7,129
 Registration fees - Class R /(b)/ .........................          5,146
 Shareholder reports -  Class A.............................         10,899
 Shareholder reports -  Class B.............................            238
 Shareholder reports -  Class R /(b)/ ......................            663
 Transfer and administrative fees - Class A.................        153,283
 Transfer and administrative fees - Class B.................          3,664
 Transfer and administrative fees - Class R /(b)/ ..........          4,183
 Auditing and legal fees....................................          6,251
 Custodian fees.............................................          7,499
 Directors' fees............................................         10,895
 Registration fees..........................................          8,304
 Transfer and administrative fees...........................        369,319
 Other expenses.............................................         13,884
                                                                 ----------
                                        Total Gross Expenses      1,557,663
 Less: Management and investment advisory fees waived -
  Class C /(a)/ ............................................          6,979
                                                                 ----------
                                          Total Net Expenses      1,550,684
                                                                 ----------
                      Net Investment Income (Operating Loss)     $3,430,980
                                                                 ==========



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
          SIX MONTHS ENDED APRIL 30, 2002 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                     CASH MANAGEMENT
                                                       FUND, INC.
-------------------------------------------------------------------------------
                                               SIX MONTHS            YEAR
                                                  ENDED             ENDED
                                                APRIL 30,        OCTOBER 31,
                                                  2002               2001
                                            -----------------  ----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)....  $   3,430,980       $  18,350,972
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment income:
 Class A..................................     (3,349,716)        (17,424,534)
 Class B..................................        (37,024)           (210,255)
 Class C..................................         (1,043)/(a)/        (9,961)
 Class R..................................        (43,197)/(b)/      (706,222)
                                            -------------       -------------
         Total Dividends and Distributions     (3,430,980)        (18,350,972)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A..................................    419,781,002         783,261,683
 Class B..................................      2,074,873           6,876,327
 Class C..................................     1,054,984/(a)/         211,916
 Class R..................................       531,583/(b)/      14,826,327
Shares issued in reinvestment of dividends
 and distributions:
 Class A..................................      3,171,127          16,548,963
 Class B..................................         35,498             193,323
 Class C..................................           560/(a)/           7,109
 Class R..................................        42,920/(b)/         691,265
Shares redeemed:
 Class A..................................   (399,948,339)       (777,556,087)
 Class B..................................     (2,324,492)         (5,732,540)
 Class C..................................     (1,459,373)/(a)/      (373,404)
 Class R..................................    (18,809,442)/(b)/   (14,063,863)
                                            -------------       -------------
Net Increase (Decrease) in Net Assets from
                Capital Share Transactions      4,150,901          24,891,019
                                            -------------       -------------
                 Total Increase (Decrease)      4,150,901          24,891,019
NET ASSETS
Beginning of period.......................    437,702,748         412,811,729
                                            -------------       -------------
End of period.............................  $ 441,853,649       $ 437,702,748
                                            =============       =============



/(a) /Period from November 1, 2001 through January 31, 2002 (discontinuation of class).
/(b) /Period from November 1, 2001 through December 28, 2001 (discontinuation of class).

See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Cash Management Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry.

The Fund offers both Class A shares and Class B shares to the public. Shares of the Fund are sold at net asset value; no sales charge applies to purchases of the Fund. Certain purchases of Class A shares of the Fund may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months of purchase. Class B shares are sold without an initial sales charge, but bear higher ongoing distribution fees and are subject to a declining CDSC on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Both classes of shares in the Fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

The Principal Cash Management Fund, Inc. discontinued Class C shares and Class R shares, effective January 31, 2002 and December 28, 2001, respectively. All outstanding Class C shares and Class R shares were exchanged into Class A shares on the respective effective dates.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION . The Fund values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.



INCOME AND INVESTMENT TRANSACTIONS. . The Fund records investment transactions generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of shares outstanding of each class.

The Fund's investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.



EXPENSES . The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2002, are included separately in the statement of operations.



DISTRIBUTIONS TO SHAREHOLDERS . The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to shareholders of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective November 1, 2001, the Fund has adopted the provisions of the Guide. In accordance with the Guide, the Fund will accrete/amortize all discounts and premiums on securities puchased over the lives of the respective securities. The effect of this accounting change had no impact on total net assets of the Fund.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------



3. OPERATING POLICIES



JOINT TRADING ACCOUNT . The Fund may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Fund's cash balance to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Fund participates with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .5%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2002, the Fund had no outstanding borrowings under the line of credit.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund's average daily net assets. The annual rate used in this calculation for the Fund is as follows:

     NET ASSET VALUE OF FUND (IN MILLIONS)
--------------------------------------------
 FIRST      NEXT      NEXT      NEXT       OVER
  $100      $100      $100      $100       $400
 -----      ----      ----      ----       ----
  .50%      .45%      .40%      .35%       .30%


The Fund also reimburses the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.



DISTRIBUTION FEES . Class B shares bear distribution fees computed at an annual rate of up to 1.00% of the average daily net assets attributable to the class of the Fund.

Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreement, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the Fund.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A and Class B share redemptions. The charge is based on declining rates which for Class A shares begin at .75% and Class B shares at 4.00% of the lesser of current market value or the cost of shares being redeemed. The aggregate amount of these charges for Class A shares and Class B shares retained by Princor Financial Services Corporation for the period ended April 30, 2002, were $10,292 and $18,604, respectively.



AFFILIATED OWNERSHIP . At April 30, 2002, Principal Life Insurance Company, affiliates of Principal Life Insurance Company, benefit plans sponsored on behalf of Principal Life Insurance Company and several joint ventures (in each of which a subsidiary of Principal Life Insurance Company is a participant) owned 42,616,584 Class A shares of the Fund.



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Fund to affiliated broker dealers during the year.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------
5. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                 PERIOD ENDED        YEAR ENDED
                                                APRIL 30, 2002    OCTOBER 31, 2001
                                                ---------------  ------------------
 Shares sold:
  Class A.....................................   419,781,002        783,261,683
  Class B.....................................     2,074,873          6,876,327
  Class C.....................................     1,054,984*           211,916
  Class R.....................................       531,583**       14,826,327
 Shares issued in reinvestment of dividends:
  Class A.....................................     3,171,127         16,548,963
  Class B.....................................        35,498            193,323
  Class C.....................................           560*             7,109
  Class R.....................................        42,920**          691,265
 Shares redeemed:
  Class A.....................................  (399,948,339)      (777,556,087)
  Class B.....................................    (2,324,492)        (5,732,540)
  Class C.....................................    (1,459,373)*         (373,404)
  Class R.....................................   (18,809,442)**     (14,063,863)
                                                ------------        ---------
                       Net Increase (Decrease)     4,150,901         24,891,019
                                                ============       ============


* Period from November 1, 2001, through January 31, 2002 (discontinuation of Class C shares).
** Period from November 1, 2001, through December 28, 2001 (discontinuation of Class R shares).

With the discontinuation of Class C shares, $342,482 and 342,482 shares were exchanged into Class A shares on January 31, 2002. With the discontinuation of Class R shares, $17,764,708 and 17,764,708 shares were exchanged into Class A shares on December 28, 2001.

                            SCHEDULE OF INVESTMENTS
                      PRINCIPAL CASH MANAGEMENT FUND, INC.

                           APRIL 30, 2002 (UNAUDITED)

                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (93.78%)
AEROSPACE & DEFENSE (4.13%)
 BAE Systems Holdings
  1.80%; 05/14/02                                          $ 4,600,000            $  4,596,996
  1.80%; 05/16/02                                            2,600,000               2,598,050
  1.83%; 05/03/02                                            2,300,000               2,299,767
  1.83%; 05/06/02                                            3,345,000               3,344,150
  1.87%; 07/22/02                                            2,500,000               2,489,351
  1.92%; 06/26/02                                            2,925,000               2,916,419
                                                                                    18,244,733
ASSET BACKED SECURITIES (13.93%)
 Corporate Asset Funding
  1.85%; 06/19/02                                            3,000,000               2,992,446
 CXC
  1.79%; 05/10/02                                            2,000,000               1,999,105
  1.81%; 05/23/02                                            2,500,000               2,497,235
  1.83%; 06/11/02                                            2,150,000               2,145,519
  1.88%; 06/17/02                                            2,600,000               2,593,618
  1.94%; 06/27/02                                            2,500,000               2,492,321
  2.00%; 05/14/02                                            2,000,000               1,998,556
 Peacock Funding
  1.81%; 05/23/02                                            2,050,000               2,047,732
  1.82%; 05/24/02                                            1,000,000                 998,837
  1.82%; 07/26/02                                            2,000,000               1,991,304
  1.83%; 06/07/02                                            1,700,000               1,696,803
 Quincy Capital
  1.77%; 05/28/02                                            2,000,000               1,997,345
  1.77%; 06/28/02                                            2,750,000               2,742,114
  1.79%; 05/17/02                                            2,200,000               2,198,250
  1.80%; 05/02/02                                            1,520,000               1,519,924
  1.80%; 07/03/02                                            2,400,000               2,392,440
  1.82%; 05/09/02                                            3,845,000               3,843,436
  1.83%; 05/10/02                                              375,000                 374,828
  1.85%; 05/02/02                                            1,502,000               1,501,923
 Receivables Capital
  1.77%; 05/28/02                                            1,925,000               1,922,445
  1.80%; 06/03/02                                            1,500,000               1,497,525
  1.82%; 05/15/02                                            2,465,000               2,463,217
  1.82%; 07/22/02                                            2,400,000               2,390,051
  1.85%; 07/10/02                                            2,700,000               2,690,287
  1.86%; 06/04/02                                            1,915,000               1,911,636
  1.88%; 05/10/02                                            2,000,000               1,999,060
  1.88%; 07/15/02                                            1,940,000               1,932,644
  1.91%; 06/10/02                                            2,700,000               2,694,270
 Windmill Funding
  1.80%; 05/08/02                                            2,000,000               1,999,300
                                                                                    61,524,171
COMMERCIAL BANKS (2.52%)
 Nordea North America
  1.81%; 07/24/02                                            2,200,000               2,190,709
 Svenska Handelsbanken
  1.82%; 07/25/02                                            2,000,000               1,991,405
  1.90%; 06/20/02                                            2,700,000               2,692,875
  1.92%; 06/20/02                                              860,000                 857,707
  1.93%; 06/18/02                                            1,400,000               1,396,397
  1.93%; 06/20/02                                            2,000,000               1,994,639
                                                                                    11,123,732
                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (1.04%)
 Unilever Capital
  1.86%; 06/05/02                                          $ 2,300,000            $  2,295,841
  1.87%; 06/10/02                                            2,320,000               2,315,179
                                                                                     4,611,020
DIVERSIFIED FINANCIAL SERVICES (12.50%)
 Amstel Funding
  1.80%; 06/17/02                                            1,903,000               1,898,528
  1.80%; 07/24/02                                            2,155,000               2,145,949
  1.82%; 06/06/02                                            2,500,000               2,495,462
  1.84%; 07/31/02                                            2,120,000               2,110,140
  1.87%; 07/12/02                                            2,935,000               2,924,023
  1.89%; 07/12/02                                            2,000,000               1,992,440
 General Electric Capital
  1.81%; 05/09/02                                            1,220,000               1,219,509
  1.85%; 06/06/02                                              650,000                 648,797
  1.93%; 08/26/02                                            1,175,000               1,167,630
  2.04%; 08/28/02                                            2,500,000               2,483,142
  2.08%; 07/15/02                                            2,500,000               2,490,312
  2.10%; 08/08/02                                            2,000,000               1,988,450
  5.41%; 05/06/02                                              920,000                 919,734
 Verizon Network Funding
  1.79%; 05/03/02                                            2,595,000               2,594,742
  1.79%; 05/07/02                                            2,300,000               2,299,314
  1.79%; 05/10/02                                            2,500,000               2,498,881
  1.80%; 05/06/02                                            2,210,000               2,209,451
  1.80%; 05/15/02                                            2,000,000               1,998,600
  1.81%; 07/02/02                                            2,750,000               2,741,428
  1.86%; 06/18/02                                            1,655,000               1,650,896
  1.99%; 06/03/02                                            2,435,000               2,430,558
 Wells Fargo Financial
  1.78%; 06/11/02                                            2,000,000               1,995,946
  1.79%; 05/13/02                                            1,675,000               1,674,001
  1.80%; 05/17/02                                            1,555,000               1,553,756
  1.81%; 05/09/02                                            2,500,000               2,498,994
  1.83%; 09/06/02                                            2,200,000               2,185,685
  1.98%; 05/03/02                                            2,400,000               2,399,736
                                                                                    55,216,104
DIVERSIFIED OPERATIONS (2.81%)
 Rio Tinto America
  1.80%; 05/20/02                                            4,600,000               4,595,630
  1.81%; 05/31/02                                            2,200,000               2,196,682
  1.85%; 06/27/02                                            3,057,000               3,048,045
  1.92%; 06/21/02                                            2,600,000               2,592,928
                                                                                    12,433,285
ELECTRIC-INTEGRATED (1.24%)
 Southern
  1.92%; 06/14/02                                            2,800,000               2,793,429
  1.92%; 06/26/02                                            2,700,000               2,691,936
                                                                                     5,485,365
FINANCE-AUTO LOANS (1.77%)
 Paccar Financial
  1.79%; 05/13/02                                            2,250,000               2,248,657
  1.81%; 05/16/02                                            2,000,000               1,998,492
  1.84%; 05/15/02                                              710,000                 709,492
                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

FINANCE-AUTO LOANS (CONTINUED)
 Paccar Financial (continued)
  1.84%; 06/06/02                                          $ 2,860,000            $  2,854,738
                                                                                     7,811,379
FINANCE-CONSUMER LOANS (1.77%)
 American General Finance
  1.80%; 05/23/02                                              150,000                 149,835
  1.83%; 07/02/02                                            1,500,000               1,495,272
 Household Finance
  1.81%; 06/26/02                                            2,000,000               1,994,369
  1.82%; 07/16/02                                            2,200,000               2,191,547
  2.01%; 07/05/02                                            2,000,000               1,992,742
                                                                                     7,823,765
FINANCE-CREDIT CARD (1.08%)
 American Express Credit
  1.79%; 05/02/02                                            1,555,000               1,554,923
  1.79%; 05/06/02                                            1,230,000               1,229,694
  1.80%; 06/10/02                                            2,000,000               1,996,000
                                                                                     4,780,617
FINANCE-INVESTMENT BANKER & BROKER (13.24%)
 Bear Stearns
  1.79%; 05/22/02                                            2,000,000               1,997,912
  1.81%; 05/16/02                                            2,800,000               2,797,888
  1.82%; 07/31/02                                            2,000,000               1,990,799
  1.83%; 08/09/02                                            2,770,000               2,755,919
  1.84%; 06/12/02                                            2,000,000               1,995,707
  1.84%; 06/21/02                                            2,500,000               2,493,483
  1.84%; 06/27/02                                            2,000,000               1,994,173
  1.86%; 07/24/02                                            2,700,000               2,688,282
 Goldman Sachs Group
  1.80%; 07/19/02                                            2,215,000               2,206,251
  1.82%; 05/31/02                                            2,500,000               2,496,208
  1.85%; 07/09/02                                            2,405,000               2,396,472
  1.87%; 07/09/02                                            2,420,000               2,411,326
  1.88%; 07/23/02                                            2,045,000               2,036,160
  1.91%; 08/14/02                                            1,355,000               1,347,452
  1.93%; 07/02/02                                            1,995,000               1,988,575
  1.93%; 07/08/02                                            2,150,000               2,142,162
  2.03%; 08/05/02                                            2,700,000               2,685,384
  2.05%; 08/06/02                                            2,600,000               2,585,639
 Morgan Stanley Group
  1.80%; 05/13/02                                            2,000,000               1,998,793
  1.81%; 05/01/02                                            2,830,000               2,830,000
  1.81%; 05/02/02                                            1,845,000               1,844,907
  1.83%; 06/06/02                                            1,300,000               1,297,621
  1.88%; 06/13/02                                            2,700,000               2,693,937
  1.90%; 06/04/02                                            2,300,000               2,295,873
  1.94%; 06/24/02                                            1,700,000               1,695,053
 Salomon Smith Barney Holdings
  1.82%; 05/01/02                                            2,820,000               2,820,000
                                                                                    58,485,976
FINANCE-MORTGAGE LOAN/BANKER (0.97%)
 Countrywide Home Loan
  1.80%; 05/01/02                                            2,500,000               2,500,000
  1.81%; 05/22/02                                            1,780,000               1,778,121
                                                                                     4,278,121
                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (14.59%)
 Caterpillar Financial Services
  1.83%; 05/20/02                                          $ 2,800,000            $  2,797,296
  1.84%; 07/09/02                                            1,933,000               1,926,183
  1.88%; 08/08/02                                              720,000                 716,278
  1.93%; 09/16/02                                            2,700,000               2,680,024
 Commoloco
  1.80%; 05/17/02                                            2,000,000               1,998,400
  1.80%; 06/07/02                                            2,000,000               1,996,300
  1.82%; 06/28/02                                            2,000,000               1,994,136
  1.84%; 07/23/02                                            2,000,000               1,991,516
  1.87%; 05/22/02                                            1,050,000               1,048,855
  1.90%; 06/25/02                                            2,750,000               2,742,017
  1.92%; 08/21/02                                            2,155,000               2,142,127
  2.03%; 08/12/02                                            2,700,000               2,684,318
  2.11%; 06/24/02                                            2,685,000               2,676,502
 Corporate Receivables
  1.81%; 07/17/02                                            2,000,000               1,992,257
  1.82%; 05/02/02                                            1,600,000               1,599,919
  1.86%; 07/11/02                                            2,000,000               1,992,663
  1.88%; 07/18/02                                            2,200,000               2,191,039
  1.93%; 06/17/02                                            2,250,000               2,244,331
  2.10%; 05/23/02                                            1,000,000                 998,717
 Delaware Funding
  1.79%; 05/08/02                                            1,500,000               1,499,478
  1.80%; 05/17/02                                            2,000,000               1,998,400
  1.83%; 07/25/02                                            2,000,000               1,991,358
  1.93%; 06/13/02                                            2,300,000               2,294,698
 Private Export Funding
  1.75%; 05/21/02                                            2,400,000               2,397,667
  1.86%; 08/13/02                                            2,000,000               1,989,253
  1.97%; 07/30/02                                            2,150,000               2,139,411
  2.03%; 08/07/02                                            2,000,000               1,988,948
  2.15%; 09/23/02                                            1,600,000               1,586,144
  2.17%; 09/25/02                                            1,300,000               1,288,481
 Sheffield Receivables
  1.83%; 05/24/02                                            2,400,000               2,397,194
  1.88%; 07/01/02                                            2,000,000               1,993,629
 Verizon Global Funding
  2.00%; 10/04/02                                            2,500,000               2,478,333
                                                                                    64,455,872
MACHINERY-GENERAL INDUSTRY (0.48%)
 Dover
  1.77%; 05/22/02                                            2,115,000               2,112,816
METAL-DIVERSIFIED (2.27%)
 Rio Tinto
  1.79%; 08/01/02                                            2,500,000               2,488,564
  1.80%; 05/28/02                                            2,000,000               1,997,300
  1.84%; 07/11/02                                            2,000,000               1,992,742
  1.85%; 05/24/02                                            2,100,000               2,097,518
  1.86%; 05/28/02                                            1,470,000               1,467,949
                                                                                    10,044,073
MONEY CENTER BANKS (4.74%)
 Bank of America
  1.87%; 08/27/02                                            2,500,000               2,484,676
                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

MONEY CENTER BANKS (CONTINUED)
 BNP Paribas Finance
  1.82%; 07/19/02                                          $ 2,000,000            $  1,992,012
  1.98%; 07/18/02                                            2,100,000               2,090,991
 Citicorp
  1.80%; 06/14/02                                            2,600,000               2,594,280
 JP Morgan Chase
  1.79%; 05/07/02                                            2,500,000               2,499,254
  1.79%; 05/08/02                                            2,000,000               1,999,304
  1.80%; 05/30/02                                            2,500,000               2,496,375
  1.88%; 06/11/02                                            2,215,000               2,210,258
  1.90%; 06/12/02                                            2,600,000               2,594,237
                                                                                    20,961,387
SPECIAL PURPOSE ENTITY (0.97%)
 BP Amoco Capital
  1.90%; 08/07/02                                            2,300,000               2,288,104
 Tulip Funding
  1.94%; 06/19/02                                            2,000,000               1,994,719
                                                                                     4,282,823
SUPRANATIONAL BANK (4.82%)
 Corp Andina De Fomento
  1.91%; 07/26/02                                            1,500,000               1,493,156
  1.92%; 07/22/02                                            2,500,000               2,489,067
  1.96%; 06/12/02                                            2,500,000               2,494,283
  1.96%; 06/18/02                                            2,500,000               2,493,466
  1.97%; 06/03/02                                            2,200,000               2,196,229
  1.98%; 06/25/02                                            2,800,000               2,791,530
  2.00%; 07/10/02                                            2,150,000               2,141,639
  2.00%; 07/12/02                                            2,700,000               2,689,200
  2.07%; 05/08/02                                            2,500,000               2,498,994
                                                                                    21,287,564
TELEPHONE COMMUNICATION (3.39%)
 Telstra
  1.73%; 05/21/02                                            2,500,000               2,497,597
  1.73%; 05/29/02                                            2,000,000               1,997,309
  1.80%; 05/21/02                                            2,000,000               1,998,000
  1.82%; 05/21/02                                            1,910,000               1,908,069
  1.82%; 05/23/02                                            2,000,000               1,997,776
  1.82%; 05/29/02                                            2,100,000               2,097,027
  1.86%; 06/19/02                                            2,500,000               2,493,671
                                                                                    14,989,449
TELEPHONE-INTEGRATED (0.90%)
 SBC International
  1.83%; 08/12/02                                            2,000,000               1,989,529
  1.93%; 09/17/02                                            2,000,000               1,985,096
                                                                                     3,974,625
TOBACCO (4.62%)
 Philip Morris
  1.81%; 06/20/02                                            1,950,000               1,945,098
  1.82%; 06/18/02                                            2,000,000               1,995,147
  1.84%; 05/13/02                                            1,465,000               1,464,101
  1.87%; 06/04/02                                            1,655,000               1,652,077
  1.89%; 06/04/02                                            1,860,000               1,856,680
  1.92%; 08/06/02                                            2,500,000               2,487,067
  1.93%; 08/05/02                                            2,000,000               1,989,706
  1.96%; 07/17/02                                            2,800,000               2,788,262
                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

TOBACCO (CONTINUED)
 Philip Morris (continued)
  1.98%; 08/16/02                                          $ 1,100,000            $  1,093,526
  2.01%; 08/02/02                                            3,165,000               3,148,566
                                                                                    20,420,230
                                               TOTAL COMMERCIAL PAPER              414,347,107

                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------
BONDS (7.68%)
DIVERSIFIED FINANCIAL SERVICES (0.85%)
 Wells Fargo Financial
  6.38%; 09/15/02                                            2,000,000               2,019,360
  6.50%; 09/03/02                                            1,700,000               1,716,045
                                                                                     3,735,405
ELECTRIC-INTEGRATED (0.34%)
 Duke Energy
  7.13%; 09/03/02                                            1,500,000               1,521,812
FINANCE-CONSUMER LOANS (0.15%)
 Household Finance
  5.88%; 11/01/02                                              643,000                 651,634
FINANCE-INVESTMENT BANKER & BROKER (3.92%)
 Lehman Brothers
  6.25%; 04/01/03                                            1,870,000               1,928,314
  7.25%; 04/15/03                                            1,500,000               1,556,334
 Lehman Brothers Holdings
  6.38%; 05/07/02                                            1,700,000               1,700,447
 Merrill Lynch
  4.30%; 05/01/02                                            1,600,000               1,600,000
  6.00%; 02/12/03                                            1,500,000               1,542,199
 Morgan Stanley Dean Witter
  6.88%; 03/01/03                                            2,240,000               2,320,931
 Salomon
  7.30%; 05/15/02                                            2,000,000               2,002,146
  7.50%; 02/01/03                                            1,100,000               1,141,339
 Salomon Smith Barney Holdings
  6.13%; 01/15/03                                            1,600,000               1,641,731
  6.63%; 07/01/02                                            1,900,000               1,908,144
                                                                                    17,341,585
FINANCE-OTHER SERVICES (0.91%)
 Verizon Global Funding
  2.06%; 04/14/03                                            4,000,000               3,999,545
MONEY CENTER BANKS (0.36%)
 Bank of America
  7.50%; 10/15/02                                              700,000                 716,683
  8.13%; 06/15/02                                              880,000                 884,237
                                                                                     1,600,920
SUPRANATIONAL BANK (0.29%)
 Corp Andina De Fomento
  7.10%; 02/01/03                                            1,250,000               1,283,455
                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------

BONDS (CONTINUED)
TELEPHONE-INTEGRATED (0.45%)
 SBC Communications
  4.25%; 06/05/02                                          $ 2,000,000            $  2,000,000
TOBACCO (0.41%)
 Philip Morris
  7.13%; 08/15/02                                            1,800,000               1,818,806
                                                          TOTAL BONDS               33,953,162
                                                                                  ------------

                                TOTAL PORTFOLIO INVESTMENTS (101.46%)              448,300,269
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS                              (6,446,620)
                                           TOTAL NET ASSETS (100.00%)             $441,853,649
                                                                                  ---------------



See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                           2002/(C)/      2001       2000       1999       1998        1997
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.008         0.043      0.056      0.045      0.051       0.050
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.008         0.043      0.056      0.045      0.051       0.050
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.008)       (0.043)    (0.056)    (0.045)    (0.051)     (0.050)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.008)       (0.043)    (0.056)    (0.045)    (0.051)     (0.050)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      0.78%/(d)/    4.44%      5.71%      4.56%      5.10%       4.96%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $435,413      $412,409   $390,154   $352,675   $294,918    $836,072
 Ratio of Expenses to
  Average Net Assets..      0.68%/(e)/    0.70%      0.70%      0.69%      0.56%       0.63%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --         --       0.56%       0.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.55%/(e)/    4.33%      5.54%      4.45%      5.12%       4.98%

                           2002/(C)/      2001       2000       1999       1998        1997
                           ----           ----       ----       ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.006         0.037      0.049      0.039      0.042       0.041
                           -----         -----      -----      -----      -----       -----
 Total From Investment
            Operations     0.006         0.037      0.049      0.039      0.042       0.041
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)       (0.037)    (0.049)    (0.039)    (0.042)     (0.041)
                          ------        ------     ------     ------     ------      ------
   Total Dividends and
         Distributions    (0.006)       (0.037)    (0.049)    (0.039)    (0.042)     (0.041)
                          ------        ------     ------     ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000     $1.000     $1.000      $1.000
                          ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...      0.56%/(d)/    3.71%      5.01%      4.00%      4.25%       4.05%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,441        $6,655     $5,318     $6,330     $3,602        $992
 Ratio of Expenses to
  Average Net Assets..      1.28%/(e)/    1.40%      1.33%      1.19%      1.41%       1.47%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --         --       1.49%       2.14%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%/(e)/    3.59%      4.87%      4.00%      4.23%       4.08%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on March 1, 1998.
/(c) /Six months ended April 30, 2002.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Investors Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life. Directors considered to be "interested persons" are defined in the Investment Company Act of 1940, as amended. The interested persons shown below are considered to be interested because of a current or former affiliation with the Manager or Principal Life.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

 James D. Davis                Attorney. Vice President, Deere and Company,
 Director since 1974           Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

 Pamela A. Ferguson
 Director since 1993
 Member Audit and
 Nominating Committee    Professor of Mathematics, Grinnell College since 1998.
 4112 River Oaks         Prior thereto, President, Grinnell College.
 Drive, Des Moines,
 Iowa
 05/05/43

 Richard W. Gilbert
 Director since 1985
 Member Audit and
 Nominating Committee    President, Gilbert Communications, Inc. since 1993.
 5040 Arbor Lane,        Prior thereto, President and Publisher, Pioneer Press.
 #302, Northfield,
 Illinois.
 05/08/40

 William C. Kimball
 Director since 1999     Chairman and CEO, Medicap Pharmacies, Inc. since 1998.
 4700 Westown Parkway,   Prior thereto, President and CEO.
 Suite. 300
 West Des Moines, Iowa
 11/28/47

 Barbara A. Lukavsky
 Director since 1987
 Member Audit and        President and CEO, Barbican Enterprises, Inc. since
 Nominating Committee    1997. President and CEO, Lu San ELITE USA, L.C.
 Member Executive        1985-1998.
 Committee
 13731 Bay Hill Court,
 Clive, Iowa
 09/10/40



THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF CURRENT OR FORMER AFFILIATION WITH THE MANAGER OR PRINCIPAL LIFE. .

                              Executive Vice President, Principal Life since 2000;
 John E. Aschenbrenner        Senior Vice President, 1996-2000; Vice President -
 Director since 1998          Individual Markets 1990-1996. Director, Principal
 08/16/49                     Management Corporation and Princor Financial Services
                              Corporation ("Princor").

 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
 Director and            1999. Director and President, Princor and Principal
 President since 1999    Management Corporation since 1999. Prior thereto,
 Member Executive        Second Vice President, Principal Life Insurance
 Committee               Company.
 06/14/52

 Larry D. Zimpleman
 Director and Chairman   Executive Vice President, Principal Life since 2001.
 of the Board since      Senior Vice President,1999-2001. Vice
 December 2001           President,1998-1999. Prior thereto, Vice
 Member Executive        President--Pension
 Committee
 09/07/51                .



The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUNDS           DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ----------------------           -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
 TOTAL FUND COMPLEX                 E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        ------------------------------------------------------------------
 PRINCIPAL MUTUAL              JOHN E.               RALPH C.               LARRY D.
 FUNDS-----------           ASCHENBRENNER             EUCHER               ZIMPLEMAN*
 -----                      -------------             ------               ----------
Balanced                          B                     A                      A
Blue Chip                         C                     A                      A
Bond                              A                     A                      A
Capital Value                     C                     A                      A
Cash Management                   B                     B                      A
European Equity                   B                     A                      A
Government Securities
Income                            A                     C                      A
Growth                            C                     C                      A
High Yield                        B                     A                      A
International                     C                     B                      A
International Emerging
Markets                           A                     A                      A
International SmallCap            C                     A                      A
LargeCap Stock Index              A                     A                      A
Limited Term Bond                 B                     A                      A
MidCap                            C                     C                      A
Pacific Basin                     B                     A                      A
Partners Equity Growth            C                     C                      A
Partners LargeCap
Blend                             A                     D                      A
Partners LargeCap
Growth                            B                     A                      A
Partners LargeCap
Value                             A                     C                      A
Partners MidCap Growth            B                     A                      A
Partners SmallCap
Growth                            A                     A                      A
Real Estate                       C                     A                      A
SmallCap                          A                     A                      A
Tax-Exempt Bond                   A                     A                      A
Utilities                         B                     A                      A
 TOTAL FUND COMPLEX               E                     E                      A

A  None                                                             *Elected to the board on
B  $1 - $10,000                                                      December 11, 2001
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000